NYLIAC Variable Annuity Separate Account-I
NYLIAC Variable Annuity Separate Account-II
Financial Statements

NYLIAC Variable Annuity Separate Account-I
Non-Qualified Policies

Statement of Assets and Liabilities
As of December 31, 2020

	MainStay VP Balanced— Service Class	MainStay VP Bond— Initial Class	MainStay VP CBRE Global Infrastructure— ServiceClass	MainStay VP Conservative Allocation— Service Class	MainStay VP Emerging Markets Equity— Initial Class	MainStay VP Epoch U.S. Equity Yield— Initial Class	MainStay VP Fidelity Institutional AM® Utilities— Service Class	MainStay VP Floating Rate— Service Class
ASSETS:
Investment at net asset value	$2,919,715	$5,308,126	$21,095	$5,016,447	$1,666,945	$15,570,125	$6,994,803	$3,447,298
Dividends due and accrued	—	—	—	—	—	—	—	1,387
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	—	—	—	(12,243)	(3,366)	(6,901)	(5,017)	—
Net receivable from (payable to) the Fund for shares sold or purchased	103	188	1	12,422	3,426	7,449	5,262	(1,265)
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	95	174	1	165	55	506	226	113
Administrative charges	8	14	—	14	5	42	19	9

Total net assets	$2,919,715	$5,308,126	$21,095	$5,016,447	$1,666,945	$15,570,125	$6,994,803	$3,447,298

Total shares outstanding	199,051	345,383	3,287	407,772	144,778	1,029,328	569,146	390,733

Net asset value per share (NAV)	$14.67	$15.37	$6.42	$12.30	$11.51	$15.13	$12.29	$8.82

Total units outstanding	136,865	191,616	3,317	264,927	145,330	569,475	400,915	245,089
Variable accumulation unit value	$21.34	$27.71	$6.36	$18.94	$11.47	$27.35	$17.45	$14.08
Identified cost of investment	$2,795,756	$5,006,467	$29,580	$4,537,085	$1,187,284	$15,329,429	$6,836,985	$3,519,827

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-I
Non-Qualified Policies
Statement of Assets and Liabilities (Continued)
As of December 31, 2020

	MainStay VP Growth Allocation— Service Class	MainStay VP Income Builder— Initial Class	MainStay VP Indexed Bond— Service Class	MainStay VP IQ Hedge Multi- Strategy— Service Class	MainStay VP Janus Henderson Balanced— Initial Class	MainStay VP MacKay Common Stock— Initial Class	MainStay VP MacKay Convertible— Initial Class	MainStay VP MacKay Government— Initial Class
ASSETS:
Investment at net asset value	$1,567,139	$22,571,382	$—	$256,161	$17,389,505	$21,306,984	$10,744,008	$4,509,608
Dividends due and accrued	—	—	—	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	—	(7,072)	—	—	—	—	(6,823)	(43,764)
Net receivable from (payable to) the Fund for shares sold or purchased	55	7,872	—	9	615	753	7,204	43,925
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	51	738	—	8	568	695	352	149
Administrative charges	4	62	—	1	47	58	29	12

Total net assets	$1,567,139	$22,571,382	$—	$256,161	$17,389,505	$21,306,984	$10,744,008	$4,509,608

Total shares outstanding	125,652	1,299,484	—	28,426	1,143,317	753,448	591,197	402,202

Net asset value per share (NAV)	$12.47	$17.37	$—	$9.01	$15.21	$28.28	$18.17	$11.21

Total units outstanding	70,984	450,107	—	29,955	804,417	258,233	172,811	187,321
Variable accumulation unit value	$21.99	$50.16	$—	$8.55	$21.62	$82.53	$62.18	$24.08
Identified cost of investment	$1,422,367	$21,575,694	$—	$238,925	$13,343,176	$17,931,768	$7,853,110	$4,459,048

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-I
Non-Qualified Policies
Statement of Assets and Liabilities (Continued)
As of December 31, 2020

	MainStay VP MacKay Growth— Initial Class	MainStay VP MacKay High Yield Corporate Bond— Initial Class	MainStay VP MacKay International Equity— Initial Class	MainStay VP MacKay Mid Cap Core— Initial Class	MainStay VP MacKay S&P 500 Index— Initial Class	MainStay VP MacKay Small Cap Core— Initial Class	MainStay VP MacKay Unconstrained Bond— Service Class	MainStay VP Mellon Natural Resources— Initial Class
ASSETS:
Investment at net asset value	$40,297,634	$29,857,490	$5,220,917	$6,112,650	$51,780,528	$3,150,423	$1,209,760	$1,492,809
Dividends due and accrued	—	—	—	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	(87,291)	(2,433)	(3,535)	(3,408)	(124,995)	—	—	—
Net receivable from (payable to) the Fund for shares sold or purchased	88,722	3,494	3,721	3,625	126,827	113	43	53
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	1,321	979	172	200	1,691	104	40	49
Administrative charges	110	82	14	17	141	9	3	4

Total net assets	$40,297,634	$29,857,490	$5,220,917	$6,112,650	$51,780,528	$3,150,423	$1,209,760	$1,492,809

Total shares outstanding	1,029,211	3,017,646	283,233	437,900	725,152	268,693	118,432	228,066

Net asset value per share (NAV)	$39.15	$9.89	$18.43	$13.96	$71.41	$11.73	$10.21	$6.55

Total units outstanding	582,936	588,215	131,199	146,808	540,218	285,047	95,507	241,192
Variable accumulation unit value	$69.14	$50.77	$39.81	$41.64	$95.87	$11.05	$12.67	$6.19
Identified cost of investment	$28,779,975	$29,691,467	$3,995,987	$5,925,225	$25,461,327	$2,939,300	$1,180,516	$1,595,134

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-I
Non-Qualified Policies
Statement of Assets and Liabilities (Continued)
As of December 31, 2020

	MainStay VP Moderate Allocation— Service Class	MainStay VP Moderate Growth Allocation— Service Class	MainStay VP PIMCO Real Return— Service Class	MainStay VP Small Cap Growth— Initial Class	MainStay VP Small Cap Growth— Service Class	MainStay VP T. Rowe Price Equity Income— Initial Class	MainStay VP U.S. Government Money Market— Initial Class	MainStay VP Winslow Large Cap Growth— Initial Class
ASSETS:
Investment at net asset value	$7,723,527	$6,883,308	$799,511	$3,752,210	$1,151,999	$4,586,510	$2,925,604	$7,164,157
Dividends due and accrued	—	—	—	—	—	—	2	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	(12)	—	—	—	—	(4,949)	—	(5,041)
Net receivable from (payable to) the Fund for shares sold or purchased	286	244	28	133	41	5,110	102	5,296
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	253	225	26	123	38	149	85	235
Administrative charges	21	19	2	10	3	12	8	20

Total net assets	$7,723,527	$6,883,308	$799,511	$3,752,210	$1,151,999	$4,586,510	$2,925,615	$7,164,157

Total shares outstanding	650,397	571,182	84,653	206,651	65,308	396,788	2,925,309	218,667

Net asset value per share (NAV)	$11.88	$12.05	$9.44	$18.16	$17.64	$11.56	$1.00	$32.76

Total units outstanding	379,672	318,332	73,691	145,832	50,057	228,319	2,262,612	119,878
Variable accumulation unit value	$20.34	$21.62	$10.85	$25.73	$23.01	$20.09	$1.30	$59.76
Identified cost of investment	$7,304,631	$6,631,549	$735,956	$2,412,642	$868,331	$4,881,200	$2,925,586	$5,318,795

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-I
Non-Qualified Policies
Statement of Assets and Liabilities (Continued)
As of December 31, 2020

	American Funds IS Asset Allocation Fund— Class 4	American Funds IS Blue Chip Income and Growth Fund— Class 4	American Funds IS Global Small Capitalization Fund— Class 4	American Funds IS Growth Fund— Class 4	American Funds IS New World Fund®— Class 4	BlackRock® Global Allocation V.I. Fund— Class III	BlackRock® High Yield V.I. Fund— Class III	BNY Mellon IP Technology Growth Portfolio— Initial Shares
ASSETS:
Investment at net asset value	$787,840	$288,530	$50,125	$484,773	$262,431	$1,137,443	$409,750	$4,651,461
Dividends due and accrued	—	—	—	—	—	—	1,663	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	(22,851)	—	—	—	—	—	—	(6,292)
Net receivable from (payable to) the Fund for shares sold or purchased	22,879	10	2	17	10	40	(1,649)	6,458
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	26	9	2	16	9	37	13	153
Administrative charges	2	1	—	1	1	3	1	13

Total net assets	$787,840	$288,530	$50,125	$484,773	$262,431	$1,137,443	$409,750	$4,651,461

Total shares outstanding	30,232	20,521	1,583	4,135	8,455	69,825	54,051	126,812

Net asset value per share (NAV)	$26.06	$14.06	$31.67	$117.24	$31.04	$16.29	$7.55	$36.68

Total units outstanding	62,760	23,678	2,997	25,063	17,336	72,638	32,459	84,873
Variable accumulation unit value	$12.55	$12.19	$16.72	$19.34	$15.14	$15.66	$12.63	$54.80
Identified cost of investment	$691,272	$269,137	$38,400	$419,568	$198,359	$985,440	$394,107	$3,100,227

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-I
Non-Qualified Policies
Statement of Assets and Liabilities (Continued)
As of December 31, 2020

	ClearBridge Variable Appreciation Portfolio— Class II	Columbia Variable Portfolio— Commodity Strategy Fund— Class 2	Columbia Variable Portfolio— Emerging Markets Bond Fund— Class 2	Columbia Variable Portfolio— Small Cap Value Fund— Class 2	Delaware VIP® Small Cap Value Series— Service Class	DWS Alternative Asset Allocation VIP— Class B	Fidelity® VIP Bond Index Portfolio— Service Class 2	Fidelity® VIP ContrafundSM Portfolio— Initial Class
ASSETS:
Investment at net asset value	$71,824	$15,450	$148,463	$518,035	$124,399	$256,603	$135,987	$25,547,454
Dividends due and accrued	—	—	—	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	—	—	—	—	—	—	—	—
Net receivable from (payable to) the Fund for shares sold or purchased	2	1	5	18	4	9	4	905
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	2	1	5	17	4	8	4	835
Administrative charges	—	—	—	1	—	1	—	70

Total net assets	$71,824	$15,450	$148,463	$518,035	$124,399	$256,603	$135,987	$25,547,454

Total shares outstanding	1,401	3,610	14,906	32,256	3,661	18,757	12,013	530,360

Net asset value per share (NAV)	$51.26	$4.28	$9.96	$16.06	$33.98	$13.68	$11.32	$48.17

Total units outstanding	4,637	2,099	12,187	19,715	11,991	23,031	13,610	298,987
Variable accumulation unit value	$15.49	$7.36	$12.18	$26.29	$10.37	$11.14	$9.99	$85.47
Identified cost of investment	$61,526	$17,346	$141,163	$550,895	$125,362	$238,443	$137,513	$17,012,247

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-I
Non-Qualified Policies
Statement of Assets and Liabilities (Continued)
As of December 31, 2020

	Fidelity® VIP Emerging Markets Portfolio— Service Class 2	Fidelity® VIP Equity-Income PortfolioSM— Initial Class	Fidelity® VIP FundsManager® 60% Portfolio— Service Class	Fidelity® VIP Growth Opportunities Portfolio— Service Class 2	Fidelity® VIP Health Care Portfolio— Service Class 2	Fidelity® VIP International Index Portfolio— Service Class 2	Fidelity® VIP Mid Cap Portfolio— Service Class 2	Invesco V.I. American Value Fund— Series II Shares
ASSETS:
Investment at net asset value	$100,642	$6,013,061	$51,211	$2,484,183	$490,970	$42,038	$3,160,050	$—
Dividends due and accrued	—	—	—	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	—	(2,541)	—	—	—	—	—	—
Net receivable from (payable to) the Fund for shares sold or purchased	3	2,753	2	89	17	1	112	—
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	3	196	2	82	16	1	103	—
Administrative charges	—	16	—	7	1	—	9	—

Total net assets	$100,642	$6,013,061	$51,211	$2,484,183	$490,970	$42,038	$3,160,050	$—

Total shares outstanding	6,828	251,593	4,512	32,648	12,822	3,850	84,743	—

Net asset value per share (NAV)	$14.74	$23.90	$11.35	$76.09	$38.29	$10.92	$37.29	$—

Total units outstanding	7,409	140,758	4,183	63,500	33,722	3,616	70,160	—
Variable accumulation unit value	$13.58	$42.74	$12.24	$39.12	$14.56	$11.63	$45.05	$—
Identified cost of investment	$75,542	$5,465,810	$45,979	$1,659,975	$462,583	$37,462	$2,685,998	$—

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-I
Non-Qualified Policies
Statement of Assets and Liabilities (Continued)
As of December 31, 2020

	Invesco V.I. International Growth Fund— Series II Shares	Janus Henderson Enterprise Portfolio— Service Shares	Janus Henderson Global Research Portfolio— Institutional Shares	Legg Mason/QS Conservative Model Portfolio— Class II	Legg Mason/QS Moderate Model Portfolio— Class II	Legg Mason/QS Moderately Aggressive Model Portfolio— Class II	Legg Mason/QS Moderately Conservative Model Portfolio— Class II	MFS® International Intrinsic Value Portfolio— Service Class
ASSETS:
Investment at net asset value	$312,190	$425,765	$9,498,318	$—	$923,138	$52,244	$152,766	$228,287
Dividends due and accrued	—	—	—	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	—	—	—	—	—	—	—	—
Net receivable from (payable to) the Fund for shares sold or purchased	11	15	337	—	33	2	5	9
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	10	14	311	—	30	2	5	8
Administrative charges	1	1	26	—	3	—	—	1

Total net assets	$312,190	$425,765	$9,498,318	$—	$923,138	$52,244	$152,766	$228,287

Total shares outstanding	7,454	4,868	149,298	—	78,365	4,223	13,319	6,623

Net asset value per share (NAV)	$41.88	$87.46	$63.62	$—	$11.78	$12.37	$11.47	$34.47

Total units outstanding	23,744	27,127	241,460	—	78,522	4,243	13,354	15,335
Variable accumulation unit value	$13.15	$15.69	$39.34	$—	$11.76	$12.31	$11.44	$14.89
Identified cost of investment	$279,405	$385,076	$5,715,121	$—	$918,461	$48,854	$147,300	$187,023

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-I
Non-Qualified Policies
Statement of Assets and Liabilities (Continued)
As of December 31, 2020

	MFS® Investors Trust Series— Initial Class	MFS® Mid Cap Value Portfolio— Service Class	MFS® Research Series— Initial Class	Morgan Stanley VIF U.S. Real Estate Portfolio— Class II	Neuberger Berman AMT Mid Cap Growth Portfolio— Class S	PIMCO VIT Income Portfolio— Advisor Class	PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)— Advisor Class	PIMCO VIT Low Duration Portfolio— Advisor Class
ASSETS:
Investment at net asset value	$983,249	$56,116	$927,728	$218,820	$1,706,329	$30,288	$559,860	$103,286
Dividends due and accrued	—	—	—	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	—	—	—	—	—	—	—	—
Net receivable from (payable to) the Fund for shares sold or purchased	35	2	33	8	61	1	20	3
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	32	2	30	7	56	1	18	3
Administrative charges	3	—	3	1	5	—	2	—

Total net assets	$983,249	$56,116	$927,728	$218,820	$1,706,329	$30,288	$559,860	$103,286

Total shares outstanding	26,887	6,602	28,224	12,849	47,319	2,751	49,810	9,950

Net asset value per share (NAV)	$36.57	$8.50	$32.87	$17.03	$36.06	$11.01	$11.24	$10.38

Total units outstanding	31,748	4,115	25,280	20,395	32,598	2,722	45,174	10,052
Variable accumulation unit value	$30.93	$13.64	$36.70	$10.73	$52.35	$11.13	$12.39	$10.28
Identified cost of investment	$787,870	$51,757	$796,648	$251,770	$1,222,811	$29,356	$553,341	$101,370

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-I
Non-Qualified Policies
Statement of Assets and Liabilities (Continued)
As of December 31, 2020

	PIMCO VIT Total Return Portfolio— Advisor Class	Victory VIF Diversified Stock Fund— Class A Shares
ASSETS:
Investment at net asset value	$945,599	$—
Dividends due and accrued	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	(4,592)	—
Net receivable from (payable to) the Fund for shares sold or purchased	4,626	—
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	31	—
Administrative charges	3	—

Total net assets	$945,599	$—

Total shares outstanding	81,588	—

Net asset value per share (NAV)	$11.59	$—

Total units outstanding	80,035	—
Variable accumulation unit value	$11.81	$—
Identified cost of investment	$913,233	$—

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-I
Non-Qualified Policies
Statement of Operations
For the year ended December 31, 2020

	MainStay VP Balanced— Service Class	MainStay VP Bond— Initial Class	MainStay VP CBRE Global Infrastructure— ServiceClass	MainStay VP Conservative Allocation— Service Class	MainStay VP Emerging Markets Equity— Initial Class	MainStay VP Epoch U.S. Equity Yield— Initial Class	MainStay VP Fidelity Institutional AM® Utilities— Service Class	MainStay VP Floating Rate— Service Class
INVESTMENT INCOME (LOSS):
Dividend income	$48,388	$105,817	$2,330	$91,265	$47,138	$405,699	$159,542	$118,748
Mortality and expense risk charges	(31,811)	(61,200)	(379)	(61,464)	(17,450)	(179,849)	(86,087)	(40,423)
Administrative charges	(2,755)	(5,338)	(32)	(5,335)	(1,690)	(15,784)	(7,490)	(3,568)

Net investment income (loss)	13,822	39,279	1,919	24,466	27,998	210,066	65,965	74,757

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	316,495	522,331	20,556	1,052,000	313,449	2,151,265	1,426,616	397,543
Cost of investments sold	(352,005)	(488,630)	(31,841)	(1,043,354)	(321,342)	(1,708,670)	(1,581,438)	(443,282)

Net realized gain (loss) on investments	(35,510)	33,701	(11,285)	8,646	(7,893)	442,595	(154,822)	(45,739)
Realized gain distribution received	103,008	11,861	—	78,464	—	520,372	396,688	—
Change in unrealized appreciation (depreciation) on investments	80,897	234,238	3,481	294,701	305,167	(1,596,884)	(615,727)	(18,684)

Net gain (loss) on investments	148,395	279,800	(7,804)	381,811	297,274	(633,917)	(373,861)	(64,423)

Net increase (decrease) in net assets resulting from operations	$162,217	$319,079	$(5,885)	$406,277	$325,272	$(423,851)	$(307,896)	$10,334

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-I
Non-Qualified Policies
Statement of Operations (Continued)
For the year ended December 31, 2020

	MainStay VP Growth Allocation— Service Class	MainStay VP Income Builder— Initial Class	MainStay VP Indexed Bond— Service Class	MainStay VP IQ Hedge Multi- Strategy— Service Class	MainStay VP Janus Henderson Balanced— Initial Class	MainStay VP MacKay Common Stock— Initial Class	MainStay VP MacKay Convertible— Initial Class	MainStay VP MacKay Government— Initial Class
INVESTMENT INCOME (LOSS):
Dividend income	$27,838	$552,484	$1,895	$4,641	$301,429	$299,607	$63,380	$65,186
Mortality and expense risk charges	(16,183)	(267,739)	(1,532)	(3,593)	(196,193)	(229,880)	(102,260)	(55,146)
Administrative charges	(1,504)	(23,552)	(131)	(301)	(17,004)	(20,034)	(8,882)	(4,917)

Net investment income (loss)	10,151	261,193	232	747	88,232	49,693	(47,762)	5,123

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	147,048	3,825,844	309,911	79,447	1,850,895	2,009,990	1,118,640	801,266
Cost of investments sold	(144,982)	(3,267,050)	(297,492)	(74,235)	(1,305,646)	(954,746)	(1,024,645)	(830,510)

Net realized gain (loss) on investments	2,066	558,794	12,419	5,212	545,249	1,055,244	93,995	(29,244)
Realized gain distribution received	68,480	822,395	288	—	572,011	1,462,501	96,206	—
Change in unrealized appreciation (depreciation) on investments	92,954	(302,268)	(5,967)	4,748	798,439	25,831	2,546,489	183,047

Net gain (loss) on investments	163,500	1,078,921	6,740	9,960	1,915,699	2,543,576	2,736,690	153,803

Net increase (decrease) in net assets resulting from operations	$173,651	$1,340,114	$6,972	$10,707	$2,003,931	$2,593,269	$2,688,928	$158,926

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-I
Non-Qualified Policies
Statement of Operations (Continued)
For the year ended December 31, 2020

	MainStay VP MacKay Growth— Initial Class	MainStay VP MacKay High Yield Corporate Bond— Initial Class	MainStay VP MacKay International Equity— Initial Class	MainStay VP MacKay Mid Cap Core— Initial Class	MainStay VP MacKay S&P 500 Index— Initial Class	MainStay VP MacKay Small Cap Core— Initial Class	MainStay VP MacKay Unconstrained Bond— Service Class	MainStay VP Mellon Natural Resources— Initial Class
INVESTMENT INCOME (LOSS):
Dividend income	$203,389	$1,664,490	$34,233	$52,135	$664,465	$3,422	$31,540	$35,351
Mortality and expense risk charges	(420,996)	(351,629)	(54,078)	(65,037)	(560,574)	(31,955)	(16,141)	(15,977)
Administrative charges	(38,060)	(30,707)	(4,636)	(5,606)	(48,965)	(2,842)	(1,386)	(1,609)

Net investment income (loss)	(255,667)	1,282,154	(24,481)	(18,508)	54,926	(31,375)	14,013	17,765

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	4,402,303	4,555,894	497,157	877,809	6,540,135	381,551	559,243	366,124
Cost of investments sold	(2,747,625)	(4,886,883)	(390,125)	(1,150,223)	(2,886,569)	(460,921)	(556,031)	(437,589)

Net realized gain (loss) on investments	1,654,678	(330,989)	107,032	(272,414)	3,653,566	(79,370)	3,212	(71,465)
Realized gain distribution received	3,351,578	—	251,475	368,643	368,529	—	—	—
Change in unrealized appreciation (depreciation) on investments	4,995,878	47,388	510,949	422,147	3,320,105	341,170	33,508	102,537

Net gain (loss) on investments	10,002,134	(283,601)	869,456	518,376	7,342,200	261,800	36,720	31,072

Net increase (decrease) in net assets resulting from operations	$9,746,467	$998,553	$844,975	$499,868	$7,397,126	$230,425	$50,733	$48,837

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-I
Non-Qualified Policies
Statement of Operations (Continued)
For the year ended December 31, 2020

	MainStay VP Moderate Allocation— Service Class	MainStay VP Moderate Growth Allocation— Service Class	MainStay VP PIMCO Real Return— Service Class	MainStay VP Small Cap Growth— Initial Class	MainStay VP Small Cap Growth— Service Class	MainStay VP T. Rowe Price Equity Income— Initial Class	MainStay VP U.S. Government Money Market— Initial Class	MainStay VP Winslow Large Cap Growth— Initial Class
INVESTMENT INCOME (LOSS):
Dividend income	$162,357	$170,104	$13,839	$—	$—	$145,767	$8,334	$—
Mortality and expense risk charges	(86,016)	(77,775)	(8,646)	(36,063)	(10,242)	(50,024)	(45,417)	(74,892)
Administrative charges	(7,348)	(6,605)	(739)	(3,215)	(866)	(4,315)	(4,227)	(6,527)

Net investment income (loss)	68,993	85,724	4,454	(39,278)	(11,108)	91,428	(41,310)	(81,419)

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	608,179	967,624	236,153	416,990	84,560	546,612	4,011,146	1,336,008
Cost of investments sold	(698,788)	(1,110,841)	(219,986)	(293,053)	(83,621)	(527,924)	(4,011,072)	(961,450)

Net realized gain (loss) on investments	(90,609)	(143,217)	16,167	123,937	939	18,688	74	374,558
Realized gain distribution received	194,405	221,199	—	93,420	28,072	311,085	—	430,404
Change in unrealized appreciation (depreciation) on investments	506,311	507,668	52,653	894,874	297,131	(489,879)	(18)	1,185,011

Net gain (loss) on investments	610,107	585,650	68,820	1,112,231	326,142	(160,106)	56	1,989,973

Net increase (decrease) in net assets resulting from operations	$679,100	$671,374	$73,274	$1,072,953	$315,034	$(68,678)	$(41,254)	$1,908,554

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-I
Non-Qualified Policies
Statement of Operations (Continued)
For the year ended December 31, 2020

	American Funds IS Asset Allocation Fund— Class 4	American Funds IS Blue Chip Income and Growth Fund— Class 4	American Funds IS Global Small Capitalization Fund— Class 4	American Funds IS Growth Fund— Class 4	American Funds IS New World Fund®— Class 4	BlackRock® Global Allocation V.I. Fund— Class III	BlackRock® High Yield V.I. Fund— Class III	BNY Mellon IP Technology Growth Portfolio— Initial Shares
INVESTMENT INCOME (LOSS):
Dividend income	$10,650	$4,018	$89	$305	$90	$13,006	$10,801	$8,209
Mortality and expense risk charges	(8,278)	(2,985)	(632)	(2,239)	(2,778)	(13,014)	(2,576)	(41,461)
Administrative charges	(690)	(251)	(53)	(187)	(238)	(1,106)	(216)	(3,546)

Net investment income (loss)	1,682	782	(596)	(2,121)	(2,926)	(1,114)	8,009	(36,798)

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	180,821	28,303	38,892	124,832	73,744	304,657	273,617	667,124
Cost of investments sold	(174,403)	(30,157)	(39,613)	(94,221)	(82,507)	(290,845)	(277,895)	(436,260)

Net realized gain (loss) on investments	6,418	(1,854)	(721)	30,611	(8,763)	13,812	(4,278)	230,864
Realized gain distribution received	2,970	3,063	4,315	3,546	2,532	64,560	—	327,612
Change in unrealized appreciation (depreciation) on investments	64,290	19,413	7,761	59,663	44,667	115,943	7,133	1,319,144

Net gain (loss) on investments	73,678	20,622	11,355	93,820	38,436	194,315	2,855	1,877,620

Net increase (decrease) in net assets resulting from operations	$75,360	$21,404	$10,759	$91,699	$35,510	$193,201	$10,864	$1,840,822

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-I
Non-Qualified Policies
Statement of Operations (Continued)
For the year ended December 31, 2020

	ClearBridge Variable Appreciation Portfolio— Class II	Columbia Variable Portfolio— Commodity Strategy Fund— Class 2	Columbia Variable Portfolio— Emerging Markets Bond Fund— Class 2	Columbia Variable Portfolio— Small Cap Value Fund— Class 2	Delaware VIP® Small Cap Value Series— Service Class	DWS Alternative Asset Allocation VIP— Class B	Fidelity® VIP Bond Index Portfolio— Service Class 2 (a)	Fidelity® VIP ContrafundSM Portfolio— Initial Class
INVESTMENT INCOME (LOSS):
Dividend income	$548	$3,698	$4,482	$1,531	$1,082	$5,708	$1,495	$57,496
Mortality and expense risk charges	(762)	(196)	(1,801)	(5,409)	(1,262)	(2,969)	(190)	(277,747)
Administrative charges	(64)	(17)	(153)	(457)	(105)	(254)	(19)	(23,951)

Net investment income (loss)	(278)	3,485	2,528	(4,335)	(285)	2,485	1,286	(244,202)

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	5,451	4,690	63,460	129,746	11,191	57,748	27,320	3,660,351
Cost of investments sold	(4,918)	(6,486)	(68,319)	(190,541)	(12,271)	(65,643)	(27,728)	(1,920,065)

Net realized gain (loss) on investments	533	(1,796)	(4,859)	(60,795)	(1,080)	(7,895)	(408)	1,740,286
Realized gain distribution received	2,089	—	—	19,667	6,170	—	427	121,926
Change in unrealized appreciation (depreciation) on investments	6,575	(2,385)	3,641	58,051	(7,800)	7,314	(1,526)	4,330,234

Net gain (loss) on investments	9,197	(4,181)	(1,218)	16,923	(2,710)	(581)	(1,507)	6,192,446

Net increase (decrease) in net assets resulting from operations	$8,919	$(696)	$1,310	$12,588	$(2,995)	$1,904	$(221)	$5,948,244

(a) For the Period November 23, 2020 (commencement of Investment Division) through December 31, 2020.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-I
Non-Qualified Policies
Statement of Operations (Continued)
For the year ended December 31, 2020

	Fidelity® VIP Emerging Markets Portfolio— Service Class 2	Fidelity® VIP Equity-Income PortfolioSM— Initial Class	Fidelity® VIP FundsManager® 60% Portfolio— Service Class	Fidelity® VIP Growth Opportunities Portfolio— Service Class 2	Fidelity® VIP Health Care Portfolio— Service Class 2	Fidelity® VIP International Index Portfolio— Service Class 2	Fidelity® VIP Mid Cap Portfolio— Service Class 2	Invesco V.I. American Value Fund— Series II Shares
INVESTMENT INCOME (LOSS):
Dividend income	$509	$98,950	$426	$—	$1,497	$506	$11,045	$362
Mortality and expense risk charges	(908)	(66,009)	(371)	(18,714)	(2,401)	(306)	(32,767)	(681)
Administrative charges	(76)	(5,752)	(31)	(1,577)	(200)	(26)	(2,830)	(58)

Net investment income (loss)	(475)	27,189	24	(20,291)	(1,104)	174	(24,552)	(377)

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	4,180	698,819	727	427,829	129,826	701	524,678	113,058
Cost of investments sold	(3,703)	(728,670)	(737)	(325,468)	(133,395)	(688)	(612,716)	(140,306)

Net realized gain (loss) on investments	477	(29,851)	(10)	102,361	(3,569)	13	(88,038)	(27,248)
Realized gain distribution received	7,790	260,838	696	85,229	8,633	4	—	552
Change in unrealized appreciation (depreciation) on investments	17,168	(15,081)	4,016	636,576	23,224	4,027	525,361	8,699

Net gain (loss) on investments	25,435	215,906	4,702	824,166	28,288	4,044	437,323	(17,997)

Net increase (decrease) in net assets resulting from operations	$24,960	$243,095	$4,726	$803,875	$27,184	$4,218	$412,771	$(18,374)

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-I
Non-Qualified Policies
Statement of Operations (Continued)
For the year ended December 31, 2020

	Invesco V.I. International Growth Fund— Series II Shares	Janus Henderson Enterprise Portfolio— Service Shares	Janus Henderson Global Research Portfolio— Institutional Shares	Legg Mason/QS Conservative Model Portfolio— Class II (b)	Legg Mason/QS Moderate Model Portfolio— Class II (b)	Legg Mason/QS Moderately Aggressive Model Portfolio— Class II (b)	Legg Mason/QS Moderately Conservative Model Portfolio— Class II (b)	MFS® International Intrinsic Value Portfolio— Service Class
INVESTMENT INCOME (LOSS):
Dividend income	$5,857	$—	$58,147	$—	$8,512	$467	$1,503	$1,592
Mortality and expense risk charges	(3,621)	(4,348)	(94,434)	(422)	(1,106)	(202)	(415)	(2,219)
Administrative charges	(305)	(362)	(8,473)	(35)	(92)	(17)	(35)	(185)

Net investment income (loss)	1,931	(4,710)	(44,760)	(457)	7,314	248	1,053	(812)

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	94,946	272,915	752,083	87,176	1,198	215	442	29,229
Cost of investments sold	(88,024)	(280,703)	(497,489)	(81,133)	(1,189)	(198)	(427)	(25,606)

Net realized gain (loss) on investments	6,922	(7,788)	254,594	6,043	9	17	15	3,623
Realized gain distribution received	6,384	30,935	414,628	—	5,739	359	615	4,164
Change in unrealized appreciation (depreciation) on investments	19,669	11,536	814,809	—	4,678	3,390	5,467	30,834

Net gain (loss) on investments	32,975	34,683	1,484,031	6,043	10,426	3,766	6,097	38,621

Net increase (decrease) in net assets resulting from operations	$34,906	$29,973	$1,439,271	$5,586	$17,740	$4,014	$7,150	$37,809

(b) For the Period May 1, 2020 (commencement of Investment Division) through December 31, 2020.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-I
Non-Qualified Policies
Statement of Operations (Continued)
For the year ended December 31, 2020

	MFS® Investors Trust Series— Initial Class	MFS® Mid Cap Value Portfolio— Service Class (b)	MFS® Research Series— Initial Class	Morgan Stanley VIF U.S. Real Estate Portfolio— Class II	Neuberger Berman AMT Mid Cap Growth Portfolio— Class S	PIMCO VIT Income Portfolio— Advisor Class (b)	PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)— Advisor Class	PIMCO VIT Low Duration Portfolio— Advisor Class
INVESTMENT INCOME (LOSS):
Dividend income	$6,262	$98	$5,980	$5,863	$—	$171	$34,275	$1,013
Mortality and expense risk charges	(11,772)	(134)	(10,604)	(2,829)	(16,227)	(76)	(7,136)	(1,130)
Administrative charges	(989)	(11)	(921)	(237)	(1,387)	(6)	(611)	(95)

Net investment income (loss)	(6,499)	(47)	(5,545)	2,797	(17,614)	89	26,528	(212)

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	212,752	2,573	287,946	116,539	259,372	78	174,705	32,245
Cost of investments sold	(176,001)	(1,957)	(242,752)	(132,817)	(195,194)	(77)	(173,661)	(31,342)

Net realized gain (loss) on investments	36,751	616	45,194	(16,278)	64,178	1	1,044	903
Realized gain distribution received	29,953	405	32,966	6,538	79,901	—	—	—
Change in unrealized appreciation (depreciation) on investments	39,693	4,359	49,715	(49,764)	342,329	932	(5,930)	750

Net gain (loss) on investments	106,397	5,380	127,875	(59,504)	486,408	933	(4,886)	1,653

Net increase (decrease) in net assets resulting from operations	$99,898	$5,333	$122,330	$(56,707)	$468,794	$1,022	$21,642	$1,441

(b) For the Period May 1, 2020 (commencement of Investment Division) through December 31, 2020.

        The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-I
Non-Qualified Policies
Statement of Operations (Continued)
For the year ended December 31, 2020

	PIMCO VIT Total Return Portfolio— Advisor Class	Victory VIF Diversified Stock Fund— Class A Shares
INVESTMENT INCOME (LOSS):
Dividend income	$16,516	$530
Mortality and expense risk charges	(9,848)	(1,558)
Administrative charges	(835)	(132)

Net investment income (loss)	5,833	(1,160)

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	363,285	191,029
Cost of investments sold	(349,829)	(186,007)

Net realized gain (loss) on investments	13,456	5,022
Realized gain distribution received	8,776	9,168
Change in unrealized appreciation (depreciation) on investments	22,227	(2,242)

Net gain (loss) on investments	44,459	11,948

Net increase (decrease) in net assets resulting from operations	$50,292	$10,788

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-I
Non-Qualified Policies
Statement of Changes in Net Assets
For the years ended December 31, 2020
and December 31, 2019

	MainStay VP Balanced— Service Class		MainStay VP Bond— Initial Class		MainStay VP CBRE Global Infrastructure— ServiceClass		MainStay VP Conservative Allocation— Service Class		MainStay VP Emerging Markets Equity— Initial Class
	2020	2019	2020	2019	2020	2019	2020	2019	2020	2019
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$13,822	$12,097	$39,279	$65,167	$1,919	$(594)	$24,466	$60,556	$27,998	$738
Net realized gain (loss) on investments	(35,510)	(14,081)	33,701	(13,933)	(11,285)	(639)	8,646	(86,877)	(7,893)	(57,967)
Realized gain distribution received	103,008	106,087	11,861	—	—	—	78,464	138,419	—	—
Change in unrealized appreciation (depreciation) on investments	80,897	289,118	234,238	312,568	3,481	2,828	294,701	597,256	305,167	339,531

Net increase (decrease) in net assets resulting from operations	162,217	393,221	319,079	363,802	(5,885)	1,595	406,277	709,354	325,272	282,302

Contributions and (Withdrawals):
Payments received from policyowners	137,773	99,505	34,838	22,154	120	180	6,099	5,522	9,047	14,961
Policyowners' surrenders	(101,299)	(386,778)	(114,366)	(403,707)	(6,290)	(2,047)	(437,890)	(658,777)	(97,090)	(189,810)
Policyowners' annuity and death benefits	(71,534)	(39,452)	(74,637)	(72,789)	—	—	(94,240)	(251,444)	(62,192)	(65,822)
Net transfers from (to) Fixed Account	(38,463)	(62,837)	(48,962)	(231,155)	—	—	(122,278)	(243,760)	(10,903)	(21,750)
Transfers between Investment Divisions	12,327	153,059	345,597	319,164	(11,222)	2,385	(192,649)	72,323	(120,019)	(94,815)

Net contributions and (withdrawals)	(61,196)	(236,503)	142,470	(366,333)	(17,392)	518	(840,958)	(1,076,136)	(281,157)	(357,236)

Increase (decrease) in net assets	101,021	156,718	461,549	(2,531)	(23,277)	2,113	(434,681)	(366,782)	44,115	(74,934)

NET ASSETS:
Beginning of period	2,818,694	2,661,976	4,846,577	4,849,108	44,372	42,259	5,451,128	5,817,910	1,622,830	1,697,764

End of period	$2,919,715	$2,818,694	$5,308,126	$4,846,577	$21,095	$44,372	$5,016,447	$5,451,128	$1,666,945	$1,622,830
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-I
Non-Qualified Policies
Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2020
and December 31, 2019

	MainStay VP Epoch U.S. Equity Yield— Initial Class		MainStay VP Fidelity Institutional AM® Utilities— Service Class		MainStay VP Floating Rate— Service Class		MainStay VP Growth Allocation— Service Class		MainStay VP Income Builder— Initial Class
	2020	2019	2020	2019	2020	2019	2020	2019	2020	2019
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$210,066	$323,312	$65,965	$75,918	$74,757	$128,882	$10,151	$18,195	$261,193	$835,705
Net realized gain (loss) on investments	442,595	908,353	(154,822)	114,720	(45,739)	(55,856)	2,066	(7,733)	558,794	1,031,261
Realized gain distribution received	520,372	717,468	396,688	330,803	—	—	68,480	104,837	822,395	—
Change in unrealized appreciation (depreciation) on investments	(1,596,884)	1,616,116	(615,727)	1,049,849	(18,684)	183,227	92,954	272,403	(302,268)	1,813,563

Net increase (decrease) in net assets resulting from operations	(423,851)	3,565,249	(307,896)	1,571,290	10,334	256,253	173,651	387,702	1,340,114	3,680,529

Contributions and (Withdrawals):
Payments received from policyowners	286,688	92,568	98,754	96,986	71,183	13,631	17,860	14,007	185,965	477,543
Policyowners' surrenders	(727,053)	(1,472,957)	(492,596)	(552,865)	(59,411)	(434,778)	(27,307)	(745,503)	(1,509,115)	(2,166,555)
Policyowners' annuity and death benefits	(329,862)	(389,336)	(111,547)	(72,489)	(23,737)	(105,975)	(56,846)	—	(828,566)	(810,196)
Net transfers from (to) Fixed Account	(571,059)	(384,184)	(105,775)	(242,243)	(137,015)	(277,568)	(35,747)	(31,276)	(669,498)	(381,454)
Transfers between Investment Divisions	(342,608)	(313,185)	(409,611)	(135,806)	78,830	(41,554)	(2,672)	(46,381)	(279,705)	(206,762)

Net contributions and (withdrawals)	(1,683,894)	(2,467,094)	(1,020,775)	(906,417)	(70,150)	(846,244)	(104,712)	(809,153)	(3,100,919)	(3,087,424)

Increase (decrease) in net assets	(2,107,745)	1,098,155	(1,328,671)	664,873	(59,816)	(589,991)	68,939	(421,451)	(1,760,805)	593,105

NET ASSETS:
Beginning of period	17,677,870	16,579,715	8,323,474	7,658,601	3,507,114	4,097,105	1,498,200	1,919,651	24,332,187	23,739,082

End of period	$15,570,125	$17,677,870	$6,994,803	$8,323,474	$3,447,298	$3,507,114	$1,567,139	$1,498,200	$22,571,382	$24,332,187

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-I
Non-Qualified Policies
Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2020
and December 31, 2019

	MainStay VP Indexed Bond— Service Class		MainStay VP IQ Hedge Multi- Strategy— Service Class		MainStay VP Janus Henderson Balanced— Initial Class		MainStay VP MacKay Common Stock— Initial Class		MainStay VP MacKay Convertible— Initial Class
	2020	2019	2020	2019	2020	2019	2020	2019	2020	2019
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$232	$(1,109)	$747	$99	$88,232	$75,411	$49,693	$28,759	$(47,762)	$12,175
Net realized gain (loss) on investments	12,419	115	5,212	1,098	545,249	557,844	1,055,244	1,675,867	93,995	187,056
Realized gain distribution received	288	—	—	—	572,011	882,401	1,462,501	2,699,604	96,206	669,137
Change in unrealized appreciation (depreciation) on investments	(5,967)	6,257	4,748	20,485	798,439	1,650,159	25,831	(74,583)	2,546,489	607,677

Net increase (decrease) in net assets resulting from operations	6,972	5,263	10,707	21,682	2,003,931	3,165,815	2,593,269	4,329,647	2,688,928	1,476,045

Contributions and (Withdrawals):
Payments received from policyowners	1,293	4,623	2,087	2,613	125,107	53,198	103,362	68,992	127,757	35,521
Policyowners' surrenders	(50,272)	(749)	(49,579)	(27,350)	(1,008,467)	(1,045,471)	(676,842)	(1,471,013)	(462,801)	(779,585)
Policyowners' annuity and death benefits	(3,236)	—	(1,015)	(19,704)	(286,539)	(462,562)	(354,149)	(211,091)	(198,871)	(109,802)
Net transfers from (to) Fixed Account	4	—	561	562	(51,324)	(314,097)	(596,876)	(620,947)	(52,920)	(59,331)
Transfers between Investment Divisions	(55,193)	25,851	(17,898)	(8,470)	(247,022)	(30,061)	(73,007)	(396,741)	570,466	263,688

Net contributions and (withdrawals)	(107,404)	29,725	(65,844)	(52,349)	(1,468,245)	(1,798,993)	(1,597,512)	(2,630,800)	(16,369)	(649,509)

Increase (decrease) in net assets	(100,432)	34,988	(55,137)	(30,667)	535,686	1,366,822	995,757	1,698,847	2,672,559	826,536

NET ASSETS:
Beginning of period	100,432	65,444	311,298	341,965	16,853,819	15,486,997	20,311,227	18,612,380	8,071,449	7,244,913

End of period	$—	$100,432	$256,161	$311,298	$17,389,505	$16,853,819	$21,306,984	$20,311,227	$10,744,008	$8,071,449

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-I
Non-Qualified Policies
Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2020
and December 31, 2019

	MainStay VP MacKay Government— Initial Class		MainStay VP MacKay Growth— Initial Class		MainStay VP MacKay High Yield Corporate Bond— Initial Class		MainStay VP MacKay International Equity— Initial Class		MainStay VP MacKay Mid Cap Core— Initial Class
	2020	2019	2020	2019	2020	2019	2020	2019	2020	2019
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$5,123	$34,328	$(255,667)	$(249,908)	$1,282,154	$1,381,900	$(24,481)	$(40,053)	$(18,508)	$(15,081)
Net realized gain (loss) on investments	(29,244)	(43,816)	1,654,678	2,169,011	(330,989)	309,033	107,032	213,838	(272,414)	(73,061)
Realized gain distribution received	—	—	3,351,578	2,791,460	—	—	251,475	522,136	368,643	386,109
Change in unrealized appreciation (depreciation) on investments	183,047	175,419	4,995,878	3,436,385	47,388	2,119,747	510,949	245,978	422,147	985,799

Net increase (decrease) in net assets resulting from operations	158,926	165,931	9,746,467	8,146,948	998,553	3,810,680	844,975	941,899	499,868	1,283,766

Contributions and (Withdrawals):
Payments received from policyowners	20,831	71,187	332,162	235,192	332,079	481,809	61,817	31,863	106,113	26,151
Policyowners' surrenders	(334,237)	(215,887)	(2,412,756)	(2,645,780)	(1,574,869)	(4,454,182)	(144,473)	(477,322)	(241,852)	(991,612)
Policyowners' annuity and death benefits	(135,234)	(60,170)	(731,996)	(612,683)	(988,604)	(1,103,392)	(26,446)	(74,889)	(73,771)	(97,564)
Net transfers from (to) Fixed Account	(149,889)	(4,079)	(457,017)	(380,211)	(814,935)	(521,727)	(99,974)	(140,105)	(85,390)	(370,756)
Transfers between Investment Divisions	414,122	499,875	(444,737)	(751,358)	(443,954)	(404,124)	(123,093)	92,100	(297,657)	(44,577)

Net contributions and (withdrawals)	(184,407)	290,926	(3,714,344)	(4,154,840)	(3,490,283)	(6,001,616)	(332,169)	(568,353)	(592,557)	(1,478,358)

Increase (decrease) in net assets	(25,481)	456,857	6,032,123	3,992,108	(2,491,730)	(2,190,936)	512,806	373,546	(92,689)	(194,592)

NET ASSETS:
Beginning of period	4,535,089	4,078,232	34,265,511	30,273,403	32,349,220	34,540,156	4,708,111	4,334,565	6,205,339	6,399,931

End of period	$4,509,608	$4,535,089	$40,297,634	$34,265,511	$29,857,490	$32,349,220	$5,220,917	$4,708,111	$6,112,650	$6,205,339

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-I
Non-Qualified Policies
Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2020
and December 31, 2019

	MainStay VP MacKay S&P 500 Index— Initial Class		MainStay VP MacKay Small Cap Core— Initial Class		MainStay VP MacKay Unconstrained Bond— Service Class		MainStay VP Mellon Natural Resources— Initial Class		MainStay VP Moderate Allocation— Service Class
	2020	2019	2020	2019 (a)	2020	2019	2020	2019	2020	2019
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$54,926	$199,633	$(31,375)	$(21,533)	$14,013	$32,141	$17,765	$(15,640)	$68,993	$113,373
Net realized gain (loss) on investments	3,653,566	4,325,039	(79,370)	(25,621)	3,212	(18,690)	(71,465)	(713,945)	(90,609)	(148,849)
Realized gain distribution received	368,529	246,721	—	222,337	—	—	—	—	194,405	314,638
Change in unrealized appreciation (depreciation) on investments	3,320,105	7,511,502	341,170	(130,047)	33,508	81,220	102,537	979,521	506,311	891,570

Net increase (decrease) in net assets resulting from operations	7,397,126	12,282,895	230,425	45,136	50,733	94,671	48,837	249,936	679,100	1,170,732

Contributions and (Withdrawals):
Payments received from policyowners	527,073	304,058	36,976	4,520	5,690	5,777	26,806	32,094	29,082	165,521
Policyowners' surrenders	(2,402,732)	(4,552,174)	(91,934)	(272,936)	(173,906)	(378,320)	(160,862)	(136,231)	(160,865)	(463,369)
Policyowners' annuity and death benefits	(1,132,597)	(745,614)	(17,361)	(60,501)	(9,249)	(26,437)	(16,667)	(34,892)	(73,286)	(362,122)
Net transfers from (to) Fixed Account	(1,398,297)	(1,225,894)	(50,565)	(31,817)	(254,412)	(12,875)	13,630	(22,626)	(58,083)	(165,081)
Transfers between Investment Divisions	(744,617)	(133,313)	(141,718)	3,500,198	(63,582)	57,102	(86,026)	(733,176)	(146,343)	(402,190)

Net contributions and (withdrawals)	(5,151,170)	(6,352,937)	(264,602)	3,139,464	(495,459)	(354,753)	(223,119)	(894,831)	(409,495)	(1,227,241)

Increase (decrease) in net assets	2,245,956	5,929,958	(34,177)	3,184,600	(444,726)	(260,082)	(174,282)	(644,895)	269,605	(56,509)

NET ASSETS:
Beginning of period	49,534,572	43,604,614	3,184,600	—	1,654,486	1,914,568	1,667,091	2,311,986	7,453,922	7,510,431

End of period	$51,780,528	$49,534,572	$3,150,423	$3,184,600	$1,209,760	$1,654,486	$1,492,809	$1,667,091	$7,723,527	$7,453,922

(a) For the period May 1, 2019 (commencement of Investment Division) through December 31, 2019.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-I
Non-Qualified Policies
Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2020
and December 31, 2019

	MainStay VP Moderate Growth Allocation— Service Class		MainStay VP PIMCO Real Return— Service Class		MainStay VP Small Cap Growth— Initial Class		MainStay VP Small Cap Growth— Service Class		MainStay VP T. Rowe Price Equity Income— Initial Class
	2020	2019	2020	2019	2020	2019	2020	2019	2020	2019
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$85,724	$111,808	$4,454	$10,693	$(39,278)	$(40,722)	$(11,108)	$(9,993)	$91,428	$50,064
Net realized gain (loss) on investments	(143,217)	(111,106)	16,167	(3,624)	123,937	136,070	939	(1,904)	18,688	186,686
Realized gain distribution received	221,199	484,647	—	—	93,420	379,159	28,072	99,128	311,085	389,994
Change in unrealized appreciation (depreciation) on investments	507,668	769,325	52,653	39,807	894,874	180,643	297,131	60,119	(489,879)	476,809

Net increase (decrease) in net assets resulting from operations	671,374	1,254,674	73,274	46,876	1,072,953	655,150	315,034	147,350	(68,678)	1,103,553

Contributions and (Withdrawals):
Payments received from policyowners	29,672	112,539	8,433	3,792	15,309	8,935	260	325	29,596	35,991
Policyowners' surrenders	(345,558)	(148,716)	(49,919)	(19,045)	(197,737)	(205,208)	(20,688)	(27,776)	(153,579)	(384,135)
Policyowners' annuity and death benefits	(70,715)	(37,621)	(7,844)	(20,917)	(12,472)	(66,770)	—	(1,001)	(56,450)	(172,155)
Net transfers from (to) Fixed Account	(182,217)	(671,665)	2,123	(41,164)	(55,487)	(174,443)	41	(88)	(64,578)	(91,052)
Transfers between Investment Divisions	(271,048)	(126,814)	116,115	30,444	(115,793)	(22,521)	28,829	137,941	(157,896)	(168,761)

Net contributions and (withdrawals)	(839,866)	(872,277)	68,908	(46,890)	(366,180)	(460,007)	8,442	109,401	(402,907)	(780,112)

Increase (decrease) in net assets	(168,492)	382,397	142,182	(14)	706,773	195,143	323,476	256,751	(471,585)	323,441

NET ASSETS:
Beginning of period	7,051,800	6,669,403	657,329	657,343	3,045,437	2,850,294	828,523	571,772	5,058,095	4,734,654

End of period	$6,883,308	$7,051,800	$799,511	$657,329	$3,752,210	$3,045,437	$1,151,999	$828,523	$4,586,510	$5,058,095

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-I
Non-Qualified Policies
Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2020
and December 31, 2019

	MainStay VP U.S. Government Money Market— Initial Class		MainStay VP Winslow Large Cap Growth— Initial Class		American Funds IS Asset Allocation Fund— Class 4		American Funds IS Blue Chip Income and Growth Fund— Class 4		American Funds IS Global Small Capitalization Fund— Class 4
	2020	2019	2020	2019	2020	2019	2020	2019	2020	2019
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$(41,310)	$16,341	$(81,419)	$(71,193)	$1,682	$4,646	$782	$1,760	$(596)	$(1,369)
Net realized gain (loss) on investments	74	(63)	374,558	50,965	6,418	84	(1,854)	(9,506)	(721)	(740)
Realized gain distribution received	—	—	430,404	638,857	2,970	15,038	3,063	23,600	4,315	8,409
Change in unrealized appreciation (depreciation) on investments	(18)	104	1,185,011	853,679	64,290	43,179	19,413	20,285	7,761	20,601

Net increase (decrease) in net assets resulting from operations	(41,254)	16,382	1,908,554	1,472,308	75,360	62,947	21,404	36,139	10,759	26,901

Contributions and (Withdrawals):
Payments received from policyowners	418,401	346,726	71,568	21,032	1,941	12,164	7,243	2,681	1,708	719
Policyowners' surrenders	(1,102,664)	(369,845)	(329,729)	(264,314)	(115,201)	(65,499)	(17,700)	(24,450)	(277)	(82,837)
Policyowners' annuity and death benefits	(290,415)	(393,615)	(294,771)	(94,947)	—	—	(1,169)	—	—	—
Net transfers from (to) Fixed Account	(469,178)	(118,927)	(81,308)	(201,344)	7,988	(197)	2,900	—	3,505	(1,676)
Transfers between Investment Divisions	1,010,001	614,806	31,228	173,685	161,039	481,273	6,302	121,333	(20,414)	(4,126)

Net contributions and (withdrawals)	(433,855)	79,145	(603,012)	(365,888)	55,767	427,741	(2,424)	99,564	(15,478)	(87,920)

Increase (decrease) in net assets	(475,109)	95,527	1,305,542	1,106,420	131,127	490,688	18,980	135,703	(4,719)	(61,019)

NET ASSETS:
Beginning of period	3,400,724	3,305,197	5,858,615	4,752,195	656,713	166,025	269,550	133,847	54,844	115,863

End of period	$2,925,615	$3,400,724	$7,164,157	$5,858,615	$787,840	$656,713	$288,530	$269,550	$50,125	$54,844

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-I
Non-Qualified Policies
Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2020
and December 31, 2019

	American Funds IS Growth Fund— Class 4		American Funds IS New World Fund®— Class 4		BlackRock® Global Allocation V.I. Fund— Class III		BlackRock® High Yield V.I. Fund— Class III		BNY Mellon IP Technology Growth Portfolio— Initial Shares
	2020	2019	2020	2019	2020	2019	2020	2019	2020	2019
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$(2,121)	$(658)	$(2,926)	$(1,360)	$(1,114)	$(788)	$8,009	$12,521	$(36,798)	$(34,734)
Net realized gain (loss) on investments	30,611	(1,167)	(8,763)	16,587	13,812	(36,384)	(4,278)	2,505	230,864	150,783
Realized gain distribution received	3,546	8,059	2,532	10,806	64,560	46,541	—	—	327,612	306,908
Change in unrealized appreciation (depreciation) on investments	59,663	11,259	44,667	35,452	115,943	176,402	7,133	29,084	1,319,144	141,170

Net increase (decrease) in net assets resulting from operations	91,699	17,493	35,510	61,485	193,201	185,771	10,864	44,110	1,840,822	564,127

Contributions and (Withdrawals):
Payments received from policyowners	8,563	4,244	1,373	2,899	1,231	1,750	53,100	—	91,927	20,188
Policyowners' surrenders	(69,564)	(2,920)	(235)	(68,763)	(168,075)	(104,355)	(14,767)	(95,595)	(335,816)	(165,008)
Policyowners' annuity and death benefits	—	(653)	(290)	—	(8,473)	(63,754)	(1,254)	—	(4,104)	(179,874)
Net transfers from (to) Fixed Account	50,602	(32,946)	(9,150)	(5,543)	2,361	(25,942)	(178,248)	(3,127)	81,931	(65,229)
Transfers between Investment Divisions	298,760	78,004	(39,856)	40,343	(102,961)	(32,169)	152,000	91,345	321,828	142,891

Net contributions and (withdrawals)	288,361	45,729	(48,158)	(31,064)	(275,917)	(224,470)	10,831	(7,377)	155,766	(247,032)

Increase (decrease) in net assets	380,060	63,222	(12,648)	30,421	(82,716)	(38,699)	21,695	36,733	1,996,588	317,095

NET ASSETS:
Beginning of period	104,713	41,491	275,079	244,658	1,220,159	1,258,858	388,055	351,322	2,654,873	2,337,778

End of period	$484,773	$104,713	$262,431	$275,079	$1,137,443	$1,220,159	$409,750	$388,055	$4,651,461	$2,654,873

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-I
Non-Qualified Policies
Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2020
and December 31, 2019

	ClearBridge Variable Appreciation Portfolio— Class II		Columbia Variable Portfolio— Commodity Strategy Fund— Class 2		Columbia Variable Portfolio— Emerging Markets Bond Fund— Class 2		Columbia Variable Portfolio— Small Cap Value Fund— Class 2		Delaware VIP® Small Cap Value Series— Service Class
	2020	2019	2019	2019	2020	2019	2020	2019	2020	2019
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$(278)	$(11)	$3,485	$(61)	$2,528	$4,897	$(4,335)	$(5,987)	$(285)	$(476)
Net realized gain (loss) on investments	533	88	(1,796)	(3)	(4,859)	(1,822)	(60,795)	(3,643)	(1,080)	(343)
Realized gain distribution received	2,089	3,699	—	—	—	—	19,667	49,356	6,170	6,943
Change in unrealized appreciation (depreciation) on investments	6,575	8,552	(2,385)	896	3,641	9,355	58,051	66,391	(7,800)	7,486

Net increase (decrease) in net assets resulting from operations	8,919	12,328	(696)	832	1,310	12,430	12,588	106,117	(2,995)	13,610

Contributions and (Withdrawals):
Payments received from policyowners	3,600	80	749	750	195	2,664	6,090	4,676	—	499
Policyowners' surrenders	(2,312)	(1,645)	—	—	(1,605)	(1,626)	(10,417)	(48,996)	—	(1,106)
Policyowners' annuity and death benefits	—	—	—	—	(1,765)	(20,196)	(11,450)	(6,400)	—	—
Net transfers from (to) Fixed Account	—	(477)	—	11,740	186	187	(33,821)	(28,621)	—	—
Transfers between Investment Divisions	1,436	17,198	(3,925)	1,192	(51,665)	108,869	(39,995)	(4,723)	8,632	103,193

Net contributions and (withdrawals)	2,724	15,156	(3,176)	13,682	(54,654)	89,898	(89,593)	(84,064)	8,632	102,586

Increase (decrease) in net assets	11,643	27,484	(3,872)	14,514	(53,344)	102,328	(77,005)	22,053	5,637	116,196

NET ASSETS:
Beginning of period	60,181	32,697	19,322	4,808	201,807	99,479	595,040	572,987	118,762	2,566

End of period	$71,824	$60,181	$15,450	$19,322	$148,463	$201,807	$518,035	$595,040	$124,399	$118,762

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-I
Non-Qualified Policies
Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2020
and December 31, 2019

	DWS Alternative Asset Allocation VIP— Class B		Fidelity ® VIP Bond Index Portfolio— Service Class 2	Fidelity® VIP ContrafundSM Portfolio— Initial Class		Fidelity® VIP Emerging Markets Portfolio— Service Class 2		Fidelity® VIP Equity-Income PortfolioSM— Initial Class
	2020	2019	2020 (b)	2020	2019	2020	2019	2020	2019
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$2,485	$4,483	$1,286	$(244,202)	$(189,158)	$(475)	$(40)	$27,189	$40,678
Net realized gain (loss) on investments	(7,895)	(127)	(408)	1,740,286	1,197,026	477	3,357	(29,851)	104,572
Realized gain distribution received	—	—	427	121,926	2,567,963	7,790	—	260,838	399,561
Change in unrealized appreciation (depreciation) on investments	7,314	21,350	(1,526)	4,330,234	2,173,777	17,168	15,871	(15,081)	854,863

Net increase (decrease) in net assets resulting from operations	1,904	25,706	(221)	5,948,244	5,749,608	24,960	19,188	243,095	1,399,674

Contributions and (Withdrawals):
Payments received from policyowners	483	5,462	181	200,781	148,165	6,095	—	43,114	15,804
Policyowners' surrenders	(8,216)	(3,204)	(309)	(1,332,003)	(1,764,636)	(360)	—	(235,120)	(361,990)
Policyowners' annuity and death benefits	(435)	—	—	(503,045)	(442,987)	—	—	(141,173)	(335,637)
Net transfers from (to) Fixed Account	372	373	—	(833,775)	(577,523)	742	(40,484)	(186,857)	(181,136)
Transfers between Investment Divisions	(31,878)	92,933	136,336	(721,768)	(615,419)	2,137	19,576	(32,420)	(64,750)

Net contributions and (withdrawals)	(39,674)	95,564	136,208	(3,189,810)	(3,252,400)	8,614	(20,908)	(552,456)	(927,709)

Increase (decrease) in net assets	(37,770)	121,270	135,987	2,758,434	2,497,208	33,574	(1,720)	(309,361)	471,965

NET ASSETS:
Beginning of period	294,373	173,103	—	22,789,020	20,291,812	67,068	68,788	6,322,422	5,850,457

End of period	$256,603	$294,373	$135,987	$25,547,454	$22,789,020	$100,642	$67,068	$6,013,061	$6,322,422

(b) For the period November 23, 2020 (commencement of Investment Division) through December 31, 2020.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-I
Non-Qualified Policies
Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2020
and December 31, 2019

	Fidelity® VIP FundsManager® 60% Portfolio— Service Class		Fidelity® VIP Growth Opportunities Portfolio— Service Class 2		Fidelity® VIP Health Care Portfolio— Service Class 2		Fidelity® VIP International Index Portfolio— Service Class 2		Fidelity® VIP Mid Cap Portfolio— Service Class 2
	2020	2019 (a)	2020	2019	2020	2019 (a)	2020	2019 (a)	2020	2019
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$24	$167	$(20,291)	$(11,153)	$(1,104)	$(31)	$174	$268	$(24,552)	$(20,938)
Net realized gain (loss) on investments	(10)	7	102,361	26,091	(3,569)	86	13	1	(88,038)	(65,126)
Realized gain distribution received	696	8	85,229	64,848	8,633	7	4	35	—	372,113
Change in unrealized appreciation (depreciation) on investments	4,016	1,216	636,576	172,158	23,224	5,163	4,027	549	525,361	338,789

Net increase (decrease) in net assets resulting from operations	4,726	1,398	803,875	251,944	27,184	5,225	4,218	853	412,771	624,838

Contributions and (Withdrawals):
Payments received from policyowners	441	—	156,936	21,062	4,952	9,151	—	—	27,036	14,948
Policyowners' surrenders	—	—	(189,105)	(32,529)	(20,743)	(7,193)	—	—	(113,092)	(196,504)
Policyowners' annuity and death benefits	—	—	—	(1,014)	—	—	—	—	(25,972)	(137,759)
Net transfers from (to) Fixed Account	—	—	(27,293)	(2,956)	92,885	2,351	59	—	(14,605)	(91,743)
Transfers between Investment Divisions	18,483	26,163	606,617	385,895	314,049	63,109	20,781	16,127	(328,885)	(50,398)

Net contributions and (withdrawals)	18,924	26,163	547,155	370,458	391,143	67,418	20,840	16,127	(455,518)	(461,456)

Increase (decrease) in net assets	23,650	27,561	1,351,030	622,402	418,327	72,643	25,058	16,980	(42,747)	163,382

NET ASSETS:
Beginning of period	27,561	—	1,133,153	510,751	72,643	—	16,980	—	3,202,797	3,039,415

End of period	$51,211	$27,561	$2,484,183	$1,133,153	$490,970	$72,643	$42,038	$16,980	$3,160,050	$3,202,797

(a) For the period May 1, 2019 (commencement of Investment Division) through December 31, 2019.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-I
Non-Qualified Policies
Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2020
and December 31, 2019

	Invesco V.I. American Value Fund— Series II Shares		Invesco V.I. International Growth Fund— Series II Shares		Janus Henderson Enterprise Portfolio— Service Shares		Janus Henderson Global Research Portfolio— Institutional Shares		Legg Mason/QS Conservative Model Portfolio— Class II
	2020	2019	2020	2019	2020	2019	2020	2019	2020 (c)
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$(377)	$(1,444)	$1,931	$(58)	$(4,710)	$(2,373)	$(44,760)	$(23,037)	$(457)
Net realized gain (loss) on investments	(27,248)	(7,508)	6,922	4,168	(7,788)	8,371	254,594	405,027	6,043
Realized gain distribution received	552	7,550	6,384	21,267	30,935	6,603	414,628	449,746	—
Change in unrealized appreciation (depreciation) on investments	8,699	26,493	19,669	50,761	11,536	28,358	814,809	973,089	—

Net increase (decrease) in net assets resulting from operations	(18,374)	25,091	34,906	76,138	29,973	40,959	1,439,271	1,804,825	5,586

Contributions and (Withdrawals):
Payments received from policyowners	1,021	5,090	4,891	6,455	3,036	26,248	56,684	67,336	—
Policyowners' surrenders	(837)	(4,918)	(25,247)	(11,932)	(6,951)	(1,981)	(347,940)	(628,563)	—
Policyowners' annuity and death benefits	—	—	(580)	—	—	(1,684)	(79,089)	(98,614)	—
Net transfers from (to) Fixed Account	(14,336)	—	372	373	10,256	(28,874)	(113,106)	(52,406)	—
Transfers between Investment Divisions	(86,468)	(50,748)	(47,338)	(19,308)	(18,444)	333,501	389,674	297,317	(5,586)

Net contributions and (withdrawals)	(100,620)	(50,576)	(67,902)	(24,412)	(12,103)	327,210	(93,777)	(414,930)	(5,586)

Increase (decrease) in net assets	(118,994)	(25,485)	(32,996)	51,726	17,870	368,169	1,345,494	1,389,895	—

NET ASSETS:
Beginning of period	118,994	144,479	345,186	293,460	407,895	39,726	8,152,824	6,762,929	—

End of period	$—	$118,994	$312,190	$345,186	$425,765	$407,895	$9,498,318	$8,152,824	$—

(c) For the period May 1, 2020 (commencement of Investment Division) through December 31, 2020.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-I
Non-Qualified Policies
Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2020
and December 31, 2019

	Legg Mason/QS Moderate Model Portfolio— Class II	Legg Mason/QS Moderately Aggressive Model Portfolio— Class II	Legg Mason/QS Moderately Conservative Model Portfolio— Class II	MFS® International Intrinsic Value Portfolio— Service Class		MFS® Investors Trust Series— Initial Class
	2020 (c)	2020 (c)	2020 (c)	2020	2019	2020	2019
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$7,314	$248	$1,053	$(812)	$383	$(6,499)	$(7,431)
Net realized gain (loss) on investments	9	17	15	3,623	748	36,751	70,172
Realized gain distribution received	5,739	359	615	4,164	4,335	29,953	65,325
Change in unrealized appreciation (depreciation) on investments	4,678	3,390	5,467	30,834	20,505	39,693	170,914

Net increase (decrease) in net assets resulting from operations	17,740	4,014	7,150	37,809	25,971	99,898	298,980

Contributions and (Withdrawals):
Payments received from policyowners	—	—	—	4,141	2,581	6,444	28,485
Policyowners' surrenders	—	—	—	—	(4,547)	(22,065)	(53,831)
Policyowners' annuity and death benefits	—	—	—	—	—	(71,292)	(120,263)
Net transfers from (to) Fixed Account	—	—	—	(10,818)	(1,332)	(34,270)	560
Transfers between Investment Divisions	905,398	48,230	145,616	42,353	39,091	(70,667)	(116,598)

Net contributions and (withdrawals)	905,398	48,230	145,616	35,676	35,793	(191,850)	(261,647)

Increase (decrease) in net assets	923,138	52,244	152,766	73,485	61,764	(91,952)	37,333

NET ASSETS:
Beginning of period	—	—	—	154,802	93,038	1,075,201	1,037,868

End of period	$923,138	$52,244	$152,766	$228,287	$154,802	$983,249	$1,075,201

(c) For the period May 1, 2020 (commencement of Investment Division) through December 31, 2020.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-I
Non-Qualified Policies
Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2020
and December 31, 2019

	MFS ® Mid Cap Value Portfolio— Service Class	MFS® Research Series— Initial Class		Morgan Stanley VIF U.S. Real Estate Portfolio— Class II		Neuberger Berman AMT Mid Cap Growth Portfolio— Class S		PIMCO VIT Income Portfolio— Advisor Class
	2020 (c)	2020	2019	2020	2019	2020	2019	2020 (c)
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$(47)	$(5,545)	$(4,766)	$2,797	$1,545	$(17,614)	$(16,368)	$89
Net realized gain (loss) on investments	616	45,194	32,460	(16,278)	10,055	64,178	13,570	1
Realized gain distribution received	405	32,966	100,279	6,538	15,944	79,901	96,073	—
Change in unrealized appreciation (depreciation) on investments	4,359	49,715	121,246	(49,764)	42,058	342,329	225,979	932

Net increase (decrease) in net assets resulting from operations	5,333	122,330	249,219	(56,707)	69,602	468,794	319,254	1,022

Contributions and (Withdrawals):
Payments received from policyowners	—	5,255	6,611	5,120	51	16,965	9,872	38
Policyowners' surrenders	(8)	(72,809)	(82,644)	(10,436)	(72,247)	(82,410)	(66,647)	—
Policyowners' annuity and death benefits	—	(21,795)	(7,595)	—	(29,917)	(86,010)	—	—
Net transfers from (to) Fixed Account	—	(99,985)	(1,352)	(4,639)	(66,378)	1,140	(23,850)	—
Transfers between Investment Divisions	50,791	(86)	33,867	(65,294)	(18,153)	121,864	(19,384)	29,228

Net contributions and (withdrawals)	50,783	(189,420)	(51,113)	(75,249)	(186,644)	(28,451)	(100,009)	29,266

Increase (decrease) in net assets	56,116	(67,090)	198,106	(131,956)	(117,042)	440,343	219,245	30,288

NET ASSETS:
Beginning of period	—	994,818	796,712	350,776	467,818	1,265,986	1,046,741	—

End of period	$56,116	$927,728	$994,818	$218,820	$350,776	$1,706,329	$1,265,986	$30,288

(c) For the period May 1, 2020 (commencement of Investment Division) through December 31, 2020.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-I
Non-Qualified Policies
Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2020
and December 31, 2019

	PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)— Advisor Class		PIMCO VIT Low Duration Portfolio— Advisor Class		PIMCO VIT Total Return Portfolio— Advisor Class		Victory VIF Diversified Stock Fund— Class A Shares
	2020	2019	2020	2019	2020	2019	2020	2019
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$26,528	$2,635	$(212)	$1,393	$5,833	$12,523	$(1,160)	$(1,398)
Net realized gain (loss) on investments	1,044	8,692	903	(1,013)	13,456	3,366	5,022	(12,389)
Realized gain distribution received	—	5,044	—	—	8,776	—	9,168	9,906
Change in unrealized appreciation (depreciation) on investments	(5,930)	24,306	750	2,465	22,227	31,390	(2,242)	49,534

Net increase (decrease) in net assets resulting from operations	21,642	40,677	1,441	2,845	50,292	47,279	10,788	45,653

Contributions and (Withdrawals):
Payments received from policyowners	2,408	2,978	424	640	3,370	6,704	—	—
Policyowners' surrenders	(61,907)	(146,374)	(24,474)	—	(82,266)	(23,790)	(1,290)	(10,151)
Policyowners' annuity and death benefits	(5,307)	(21,111)	(435)	—	(4,431)	—	—	—
Net transfers from (to) Fixed Account	1,727	1,582	186	187	(92,674)	12,982	87	(4,683)
Transfers between Investment Divisions	(46,149)	31,505	36,405	(94,438)	266,921	92,434	(187,637)	(42,246)

Net contributions and (withdrawals)	(109,228)	(131,420)	12,106	(93,611)	90,920	88,330	(188,840)	(57,080)

Increase (decrease) in net assets	(87,586)	(90,743)	13,547	(90,766)	141,212	135,609	(178,052)	(11,427)

NET ASSETS:
Beginning of period	647,446	738,189	89,739	180,505	804,387	668,778	178,052	189,479

End of period	$559,860	$647,446	$103,286	$89,739	$945,599	$804,387	$—	$178,052

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-II
Tax-Qualified Policies

Statement of Assets and Liabilities
As of December 31, 2020

	MainStay VP Balanced— Service Class	MainStay VP Bond— Initial Class	MainStay VP CBRE Global Infrastructure— ServiceClass	MainStay VP Conservative Allocation— Service Class	MainStay VP Emerging Markets Equity— Initial Class	MainStay VP Epoch U.S. Equity Yield— Initial Class	MainStay VP Fidelity Institutional AM® Utilities— Service Class	MainStay VP Floating Rate— Service Class
ASSETS:
Investment at net asset value	$4,348,205	$7,564,062	$61,060	$8,941,111	$3,989,360	$25,564,533	$14,100,265	$3,179,257
Dividends due and accrued	—	—	—	—	—	—	—	1,279
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	1,781	(8)	—	—	—	(1,645)	101	—
Net receivable from (payable to) the Fund for shares sold or purchased	(1,627)	277	2	317	141	2,545	392	(1,166)
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	142	248	2	293	130	831	455	104
Administrative charges	12	21	—	24	11	69	38	9

Total net assets	$4,348,205	$7,564,062	$61,060	$8,941,111	$3,989,360	$25,564,533	$14,100,265	$3,179,257

Total shares outstanding	296,438	492,170	9,515	726,796	346,485	1,690,049	1,147,296	360,352

Net asset value per share (NAV)	$14.67	$15.37	$6.42	$12.30	$11.51	$15.13	$12.29	$8.82

Total units outstanding	203,768	273,027	9,603	473,339	347,806	922,346	808,173	226,127
Variable accumulation unit value	$21.34	$27.71	$6.36	$18.89	$11.47	$27.72	$17.45	$14.08
Identified cost of investment	$4,200,157	$7,141,319	$71,430	$8,084,996	$3,161,766	$24,310,201	$13,827,309	$3,235,837
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-II
Tax-Qualified Policies

Statement of Assets and Liabilities (Continued)
As of December 31, 2020

	MainStay VP Growth Allocation— Service Class	MainStay VP Income Builder— Initial Class	MainStay VP Indexed Bond— Service Class	MainStay VP IQ Hedge Multi- Strategy— Service Class	MainStay VP Janus Henderson Balanced— Initial Class	MainStay VP MacKay Common Stock— Initial Class	MainStay VP MacKay Convertible— Initial Class	MainStay VP MacKay Government— Initial Class
ASSETS:
Investment at net asset value	$4,631,605	$34,452,679	$—	$793,533	$38,696,258	$35,098,043	$16,012,531	$5,366,730
Dividends due and accrued	—	—	—	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	—	362	—	—	(66)	(41,916)	140	(54,297)
Net receivable from (payable to) the Fund for shares sold or purchased	165	859	—	28	1,434	43,158	428	54,490
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	152	1,127	—	26	1,263	1,146	524	178
Administrative charges	13	94	—	2	105	96	44	15

Total net assets	$4,631,605	$34,452,679	$—	$793,533	$38,696,258	$35,098,043	$16,012,531	$5,366,730

Total shares outstanding	371,357	1,983,516	—	88,058	2,544,183	1,241,121	881,102	478,647

Net asset value per share (NAV)	$12.47	$17.37	$—	$9.01	$15.21	$28.28	$18.17	$11.21

Total units outstanding	208,224	686,968	—	92,792	1,790,040	425,349	258,227	222,914
Variable accumulation unit value	$22.18	$50.16	$—	$8.55	$21.62	$82.53	$62.01	$24.08
Identified cost of investment	$4,073,209	$31,844,677	$—	$741,467	$29,577,908	$28,358,463	$11,573,075	$5,319,605

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-II
Tax-Qualified Policies

Statement of Assets and Liabilities (Continued)
As of December 31, 2020

	MainStay VP MacKay Growth— Initial Class	MainStay VP MacKay High Yield Corporate Bond— Initial Class	MainStay VP MacKay International Equity— Initial Class	MainStay VP MacKay Mid Cap Core— Initial Class	MainStay VP MacKay S&P 500 Index— Initial Class	MainStay VP MacKay Small Cap Core— Initial Class	MainStay VP MacKay Unconstrained Bond— Service Class	MainStay VP Mellon Natural Resources— Initial Class
ASSETS:
Investment at net asset value	$70,814,299	$36,480,691	$6,764,816	$10,433,312	$85,745,197	$4,414,438	$2,346,827	$2,834,648
Dividends due and accrued	—	—	—	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	(88,090)	262	(6)	26	(89,350)	(10)	—	(18)
Net receivable from (payable to) the Fund for shares sold or purchased	90,603	1,034	248	343	92,379	167	83	119
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	2,320	1,196	223	341	2,796	145	77	93
Administrative charges	193	100	19	28	233	12	6	8

Total net assets	$70,814,299	$36,480,691	$6,764,816	$10,433,312	$85,745,197	$4,414,438	$2,346,827	$2,834,648

Total shares outstanding	1,808,614	3,687,041	366,989	747,425	1,200,805	376,498	229,748	433,068

Net asset value per share (NAV)	$39.15	$9.89	$18.43	$13.96	$71.41	$11.73	$10.21	$6.55

Total units outstanding	1,024,286	719,414	169,900	250,127	894,450	399,413	185,223	457,991
Variable accumulation unit value	$69.14	$50.71	$39.82	$41.71	$95.87	$11.05	$12.67	$6.19
Identified cost of investment	$49,885,689	$36,271,905	$5,169,392	$10,207,379	$39,804,108	$4,115,166	$2,266,266	$3,007,386

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-II
Tax-Qualified Policies

Statement of Assets and Liabilities (Continued)
As of December 31, 2020

	MainStay VP Moderate Allocation— Service Class	MainStay VP Moderate Growth Allocation— Service Class	MainStay VP PIMCO Real Return— Service Class	MainStay VP Small Cap Growth— Initial Class	MainStay VP Small Cap Growth— Service Class	MainStay VP T. Rowe Price Equity Income— Initial Class	MainStay VP U.S. Government Money Market— Initial Class	MainStay VP Winslow Large Cap Growth— Initial Class
ASSETS:
Investment at net asset value	$13,095,948	$10,661,289	$1,259,991	$8,364,916	$1,124,254	$8,459,908	$7,278,817	$12,677,121
Dividends due and accrued	—	—	—	—	—	—	6	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	662	—	10	(15)	—	60	(3)	58
Net receivable from (payable to) the Fund for shares sold or purchased	(197)	378	34	312	40	238	256	392
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	429	349	41	274	37	275	239	415
Administrative charges	36	29	3	23	3	23	20	35

Total net assets	$13,095,948	$10,661,289	$1,259,991	$8,364,916	$1,124,254	$8,459,908	$7,278,817	$12,677,121

Total shares outstanding	1,102,807	884,681	133,409	460,694	63,735	731,883	7,278,083	386,936

Net asset value per share (NAV)	$11.88	$12.05	$9.44	$18.16	$17.64	$11.56	$1.00	$32.76

Total units outstanding	639,301	485,996	116,133	325,108	48,852	421,139	5,623,985	210,317
Variable accumulation unit value	$20.48	$21.93	$10.85	$25.73	$23.01	$20.09	$1.30	$60.28
Identified cost of investment	$12,105,038	$10,059,531	$1,150,220	$5,328,763	$887,955	$9,023,564	$7,278,782	$9,279,546

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-II
Tax-Qualified Policies

Statement of Assets and Liabilities (Continued)
As of December 31, 2020

	American Funds IS Asset Allocation Fund— Class 4	American Funds IS Blue Chip Income and Growth Fund— Class 4	American Funds IS Global Small Capitalization Fund— Class 4	American Funds IS Growth Fund— Class 4	American Funds IS New World Fund®— Class 4	BlackRock® Global Allocation V.I. Fund— Class III	BlackRock® High Yield V.I. Fund— Class III	BNY Mellon IP Technology Growth Portfolio— Initial Shares
ASSETS:
Investment at net asset value	$2,146,715	$924,957	$202,993	$720,057	$873,113	$2,414,069	$1,187,464	$7,331,279
Dividends due and accrued	—	—	—	—	—	—	4,760	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	—	22	10	20	10	—	—	63
Net receivable from (payable to) the Fund for shares sold or purchased	76	11	(2)	6	21	86	(4,718)	198
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	70	30	7	24	29	79	39	241
Administrative charges	6	3	1	2	2	7	3	20

Total net assets	$2,146,715	$924,957	$202,993	$720,057	$873,113	$2,414,069	$1,187,464	$7,331,279

Total shares outstanding	82,376	65,786	6,410	6,142	28,129	148,193	156,650	199,871

Net asset value per share (NAV)	$26.06	$14.06	$31.67	$117.24	$31.04	$16.29	$7.55	$36.68

Total units outstanding	171,009	75,907	12,139	37,229	57,679	154,165	94,081	137,833
Variable accumulation unit value	$12.55	$12.19	$16.72	$19.34	$15.14	$15.66	$12.63	$53.18
Identified cost of investment	$1,888,210	$808,419	$159,230	$500,193	$673,447	$2,096,733	$1,124,275	$4,843,784

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-II
Tax-Qualified Policies

Statement of Assets and Liabilities (Continued)
As of December 31, 2020

	ClearBridge Variable Appreciation Portfolio— Class II	Columbia Variable Portfolio— Commodity Strategy Fund— Class 2	Columbia Variable Portfolio— Emerging Markets Bond Fund— Class 2	Columbia Variable Portfolio— Small Cap Value Fund— Class 2	Delaware VIP® Small Cap Value Series— Service Class	DWS Alternative Asset Allocation VIP— Class B	Fidelity® VIP Bond Index Portfolio— Service Class 2	Fidelity® VIP ContrafundSM Portfolio— Initial Class
ASSETS:
Investment at net asset value	$82,042	$26,313	$338,372	$1,124,346	$240,747	$488,896	$312,768	$51,205,951
Dividends due and accrued	—	—	—	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	—	—	—	—	—	—	—	293
Net receivable from (payable to) the Fund for shares sold or purchased	3	1	12	40	9	17	11	1,519
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	3	1	11	37	8	16	10	1,673
Administrative charges	—	—	1	3	1	1	1	139

Total net assets	$82,042	$26,313	$338,372	$1,124,346	$240,747	$488,896	$312,768	$51,205,951

Total shares outstanding	1,601	6,148	33,973	70,009	7,085	35,738	27,630	1,063,026

Net asset value per share (NAV)	$51.26	$4.28	$9.96	$16.06	$33.98	$13.68	$11.32	$48.17

Total units outstanding	5,297	3,575	27,777	42,759	23,208	43,880	31,304	610,875
Variable accumulation unit value	$15.49	$7.36	$12.18	$26.29	$10.37	$11.14	$9.99	$83.83
Identified cost of investment	$73,668	$33,755	$323,943	$1,146,166	$226,231	$452,360	$316,268	$31,903,938

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-II
Tax-Qualified Policies

Statement of Assets and Liabilities (Continued)
As of December 31, 2020

	Fidelity® VIP Emerging Markets Portfolio— Service Class 2	Fidelity® VIP Equity-Income PortfolioSM— Initial Class	Fidelity® VIP FundsManager® 60% Portfolio— Service Class	Fidelity® VIP Growth Opportunities Portfolio— Service Class 2	Fidelity® VIP Health Care Portfolio— Service Class 2	Fidelity® VIP International Index Portfolio— Service Class 2	Fidelity® VIP Mid Cap Portfolio— Service Class 2	Invesco Oppenheimer V.I. Main Street Small Cap Fund®— Series II Shares
ASSETS:
Investment at net asset value	$382,206	$12,196,257	$187,941	$4,697,906	$585,879	$35,551	$6,675,504	$19,679
Dividends due and accrued	—	—	—	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	8	60	—	6	—	—	—	—
Net receivable from (payable to) the Fund for shares sold or purchased	6	370	7	161	21	1	236	1
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	13	397	6	154	19	1	218	1
Administrative charges	1	33	1	13	2	—	18	—

Total net assets	$382,206	$12,196,257	$187,941	$4,697,906	$585,879	$35,551	$6,675,504	$19,679

Total shares outstanding	25,930	510,304	16,559	61,741	15,301	3,256	179,016	731

Net asset value per share (NAV)	$14.74	$23.90	$11.35	$76.09	$38.29	$10.92	$37.29	$26.91

Total units outstanding	28,136	287,560	15,350	120,087	40,241	3,058	145,689	1,284
Variable accumulation unit value	$13.58	$42.42	$12.24	$39.12	$14.56	$11.63	$45.82	$15.33
Identified cost of investment	$300,080	$11,048,336	$163,848	$2,952,793	$533,945	$31,236	$5,672,451	$16,511

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-II
Tax-Qualified Policies

Statement of Assets and Liabilities (Continued)
As of December 31, 2020

	Invesco V.I. American Value Fund— Series II Shares	Invesco V.I. International Growth Fund— Series II Shares	Janus Henderson Enterprise Portfolio— Service Shares	Janus Henderson Global Research Portfolio— Institutional Shares	Legg Mason/QS Aggressive Model Portfolio— Class II	Legg Mason/QS Conservative Model Portfolio— Class II	Legg Mason/QS Moderate Model Portfolio— Class II	Legg Mason/QS Moderately Aggressive Model Portfolio— Class II
ASSETS:
Investment at net asset value	$—	$598,816	$888,074	$19,162,484	$135,284	$289,934	$872,078	$180,233
Dividends due and accrued	—	—	—	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	—	—	16	210	—	—	—	—
Net receivable from (payable to) the Fund for shares sold or purchased	—	22	15	470	4	10	31	6
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	—	20	29	628	4	9	29	6
Administrative charges	—	2	2	52	—	1	2	—

Total net assets	$—	$598,816	$888,074	$19,162,484	$135,284	$289,934	$872,078	$180,233

Total shares outstanding	—	14,298	10,154	301,202	10,463	26,599	74,030	14,570

Net asset value per share (NAV)	$—	$41.88	$87.46	$63.62	$12.93	$10.90	$11.78	$12.37

Total units outstanding	—	45,545	56,583	486,140	10,507	26,532	74,179	14,637
Variable accumulation unit value	$—	$13.15	$15.69	$39.42	$12.88	$10.93	$11.76	$12.31
Identified cost of investment	$—	$534,209	$748,634	$10,275,068	$125,570	$280,833	$815,354	$177,096

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-II
Tax-Qualified Policies

Statement of Assets and Liabilities (Continued)
As of December 31, 2020

	Legg Mason/QS Moderately Conservative Model Portfolio— Class II	MFS® International Intrinsic Value Portfolio— Service Class	MFS® Investors Trust Series— Initial Class	MFS® Mid Cap Value Portfolio— Service Class	MFS® Research Series— Initial Class	Morgan Stanley VIF U.S. Real Estate Portfolio— Class II	Neuberger Berman AMT Mid Cap Growth Portfolio— Class S	PIMCO VIT Income Portfolio— Advisor Class
ASSETS:
Investment at net asset value	$645,057	$499,858	$1,975,135	$137,890	$1,239,537	$372,381	$3,400,774	$63,627
Dividends due and accrued	—	—	—	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	—	—	63	—	(3)	—	—	—
Net receivable from (payable to) the Fund for shares sold or purchased	23	17	6	4	46	13	121	2
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	21	16	64	4	40	12	112	2
Administrative charges	2	1	5	—	3	1	9	—

Total net assets	$645,057	$499,858	$1,975,135	$137,890	$1,239,537	$372,381	$3,400,774	$63,627

Total shares outstanding	56,239	14,501	54,010	16,222	37,710	21,866	94,309	5,779

Net asset value per share (NAV)	$11.47	$34.47	$36.57	$8.50	$32.87	$17.03	$36.06	$11.01

Total units outstanding	56,387	33,578	62,084	10,112	34,218	34,708	68,123	5,717
Variable accumulation unit value	$11.44	$14.89	$31.78	$13.64	$36.23	$10.73	$49.92	$11.13
Identified cost of investment	$614,198	$403,753	$1,539,133	$130,264	$1,041,188	$432,100	$2,444,801	$62,786

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-II
Tax-Qualified Policies

Statement of Assets and Liabilities (Continued)
As of December 31, 2020

	PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)— Advisor Class	PIMCO VIT Low Duration Portfolio— Advisor Class	PIMCO VIT Total Return Portfolio— Advisor Class	Victory VIF Diversified Stock Fund— Class A Shares
ASSETS:
Investment at net asset value	$1,086,800	$489,032	$2,262,495	$—
Dividends due and accrued	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	—	—	—	—
Net receivable from (payable to) the Fund for shares sold or purchased	39	17	80	—
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	36	16	74	—
Administrative charges	3	1	6	—

Total net assets	$1,086,800	$489,032	$2,262,495	$—

Total shares outstanding	96,690	47,113	195,211	—

Net asset value per share (NAV)	$11.24	$10.38	$11.59	$—

Total units outstanding	87,692	47,593	191,517	—
Variable accumulation unit value	$12.39	$10.28	$11.81	$—
Identified cost of investment	$1,066,467	$483,432	$2,163,408	$—

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-II
Tax-Qualified Policies

Statement of Operations
For the year ended December 31, 2020

	MainStay VP Balanced— Service Class	MainStay VP Bond— Initial Class	MainStay VP CBRE Global Infrastructure— ServiceClass	MainStay VP Conservative Allocation— Service Class	MainStay VP Emerging Markets Equity— Initial Class	MainStay VP Epoch U.S. Equity Yield— Initial Class	MainStay VP Fidelity Institutional AM® Utilities— Service Class	MainStay VP Floating Rate— Service Class
INVESTMENT INCOME (LOSS):
Dividend income	$75,393	$157,294	$4,111	$158,654	$109,364	$664,793	$321,387	$113,755
Mortality and expense risk charges	(51,465)	(95,001)	(520)	(104,436)	(40,042)	(293,609)	(171,513)	(38,693)
Administrative charges	(4,566)	(9,355)	(55)	(9,888)	(4,234)	(30,432)	(15,906)	(3,570)

Net investment income (loss)	19,362	52,938	3,536	44,330	65,088	340,752	133,968	71,492

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	1,050,276	1,488,995	4,313	1,621,316	425,686	3,012,615	2,746,452	598,821
Cost of investments sold	(1,136,162)	(1,466,410)	(6,132)	(1,635,907)	(449,967)	(2,211,952)	(2,723,595)	(626,653)

Net realized gain (loss) on investments	(85,886)	22,585	(1,819)	(14,591)	(24,281)	800,663	22,857	(27,832)
Realized gain distribution received	160,497	17,632	—	136,400	—	852,702	799,104	—
Change in unrealized appreciation (depreciation) on investments	114,802	406,567	(6,873)	569,096	735,546	(2,558,507)	(1,493,632)	(27,077)

Net gain (loss) on investments	189,413	446,784	(8,692)	690,905	711,265	(905,142)	(671,671)	(54,909)

Net increase (decrease) in net assets resulting from operations	$208,775	$499,722	$(5,156)	$735,235	$776,353	$(564,390)	$(537,703)	$16,583

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-II
Tax-Qualified Policies

Statement of Operations (Continued)
For the year ended December 31, 2020

	MainStay VP Growth Allocation— Service Class	MainStay VP Income Builder— Initial Class	MainStay VP Indexed Bond— Service Class	MainStay VP IQ Hedge Multi- Strategy— Service Class	MainStay VP Janus Henderson Balanced— Initial Class	MainStay VP MacKay Common Stock— Initial Class	MainStay VP MacKay Convertible— Initial Class	MainStay VP MacKay Government— Initial Class
INVESTMENT INCOME (LOSS):
Dividend income	$84,195	$823,435	$3,302	$14,377	$670,225	$493,992	$98,279	$80,739
Mortality and expense risk charges	(50,405)	(397,667)	(3,245)	(9,248)	(433,347)	(385,994)	(157,340)	(67,073)
Administrative charges	(4,746)	(41,473)	(279)	(823)	(45,471)	(40,116)	(14,648)	(7,204)

Net investment income (loss)	29,044	384,295	(222)	4,306	191,407	67,882	(73,709)	6,462

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	1,032,265	4,046,549	535,114	148,503	3,909,225	4,596,126	1,709,719	1,060,242
Cost of investments sold	(1,216,289)	(2,923,150)	(507,370)	(146,410)	(2,818,354)	(2,166,330)	(1,534,566)	(1,116,433)

Net realized gain (loss) on investments	(184,024)	1,123,399	27,744	2,093	1,090,871	2,429,796	175,153	(56,191)
Realized gain distribution received	207,114	1,210,531	501	—	1,271,863	2,411,370	143,389	—
Change in unrealized appreciation (depreciation) on investments	367,814	(669,883)	(10,803)	18,391	1,803,107	(597,746)	3,841,085	245,991

Net gain (loss) on investments	390,904	1,664,047	17,442	20,484	4,165,841	4,243,420	4,159,627	189,800

Net increase (decrease) in net assets resulting from operations	$419,948	$2,048,342	$17,220	$24,790	$4,357,248	$4,311,302	$4,085,918	$196,262

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-II
Tax-Qualified Policies

Statement of Operations (Continued)
For the year ended December 31, 2020

	MainStay VP MacKay Growth— Initial Class	MainStay VP MacKay High Yield Corporate Bond— Initial Class	MainStay VP MacKay International Equity— Initial Class	MainStay VP MacKay Mid Cap Core— Initial Class	MainStay VP MacKay S&P 500 Index— Initial Class	MainStay VP MacKay Small Cap Core— Initial Class	MainStay VP MacKay Unconstrained Bond— Service Class	MainStay VP Mellon Natural Resources— Initial Class
INVESTMENT INCOME (LOSS):
Dividend income	$353,933	$2,070,189	$45,334	$90,322	$1,092,443	$4,837	$57,238	$64,761
Mortality and expense risk charges	(730,747)	(432,250)	(72,646)	(114,418)	(910,666)	(45,278)	(28,428)	(29,763)
Administrative charges	(82,914)	(42,534)	(6,768)	(10,524)	(94,346)	(4,313)	(2,498)	(3,252)

Net investment income (loss)	(459,728)	1,595,405	(34,080)	(34,620)	87,431	(44,754)	26,312	31,746

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	6,778,773	5,038,562	1,315,262	1,777,849	8,018,672	633,441	561,214	525,195
Cost of investments sold	(3,977,650)	(4,879,557)	(1,007,573)	(2,306,118)	(2,936,523)	(747,045)	(573,413)	(1,043,665)

Net realized gain (loss) on investments	2,801,123	159,005	307,689	(528,269)	5,082,149	(113,604)	(12,199)	(518,470)
Realized gain distribution received	5,832,323	—	333,022	638,656	605,895	—	—	—
Change in unrealized appreciation (depreciation) on investments	8,747,143	(478,602)	487,055	786,375	6,433,598	503,515	80,896	581,374

Net gain (loss) on investments	17,380,589	(319,597)	1,127,766	896,762	12,121,642	389,911	68,697	62,904

Net increase (decrease) in net assets resulting from operations	$16,920,861	$1,275,808	$1,093,686	$862,142	$12,209,073	$345,157	$95,009	$94,650

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-II
Tax-Qualified Policies

Statement of Operations (Continued)
For the year ended December 31, 2020

	MainStay VP Moderate Allocation— Service Class	MainStay VP Moderate Growth Allocation— Service Class	MainStay VP PIMCO Real Return— Service Class	MainStay VP Small Cap Growth— Initial Class	MainStay VP Small Cap Growth— Service Class	MainStay VP T. Rowe Price Equity Income— Initial Class	MainStay VP U.S. Government Money Market— Initial Class	MainStay VP Winslow Large Cap Growth— Initial Class
INVESTMENT INCOME (LOSS):
Dividend income	$291,093	$276,502	$22,311	$—	$—	$270,818	$12,142	$—
Mortality and expense risk charges	(154,015)	(122,526)	(14,320)	(80,235)	(9,973)	(92,350)	(76,071)	(129,616)
Administrative charges	(13,986)	(11,233)	(1,263)	(8,327)	(873)	(8,811)	(8,487)	(12,811)

Net investment income (loss)	123,092	142,743	6,728	(88,562)	(10,846)	169,657	(72,416)	(142,427)

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	2,879,349	2,152,321	304,696	908,300	102,024	1,026,844	4,994,589	2,186,810
Cost of investments sold	(3,210,761)	(2,566,276)	(298,335)	(627,652)	(102,762)	(987,826)	(4,994,508)	(1,760,474)

Net realized gain (loss) on investments	(331,412)	(413,955)	6,361	280,648	(738)	39,018	81	426,336
Realized gain distribution received	348,554	359,555	—	208,981	27,754	577,960	—	767,509
Change in unrealized appreciation (depreciation) on investments	976,372	938,945	99,079	2,007,847	294,020	(885,294)	(5)	2,271,237

Net gain (loss) on investments	993,514	884,545	105,440	2,497,476	321,036	(268,316)	76	3,465,082

Net increase (decrease) in net assets resulting from operations	$1,116,606	$1,027,288	$112,168	$2,408,914	$310,190	$(98,659)	$(72,340)	$3,322,655

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-II
Tax-Qualified Policies

Statement of Operations (Continued)
For the year ended December 31, 2020

	American Funds IS Asset Allocation Fund— Class 4	American Funds IS Blue Chip Income and Growth Fund— Class 4	American Funds IS Global Small Capitalization Fund— Class 4	American Funds IS Growth Fund— Class 4	American Funds IS New World Fund®— Class 4	BlackRock® Global Allocation V.I. Fund— Class III	BlackRock® High Yield V.I. Fund— Class III	BNY Mellon IP Technology Growth Portfolio— Initial Shares
INVESTMENT INCOME (LOSS):
Dividend income	$28,038	$12,563	$182	$914	$292	$27,603	$50,705	$13,780
Mortality and expense risk charges	(20,935)	(9,021)	(1,765)	(5,799)	(8,884)	(26,288)	(12,108)	(68,439)
Administrative charges	(1,799)	(771)	(147)	(488)	(762)	(2,254)	(1,037)	(6,092)

Net investment income (loss)	5,304	2,771	(1,730)	(5,373)	(9,354)	(939)	37,560	(60,751)

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	201,682	306,835	50,697	190,455	172,907	519,094	128,878	1,557,868
Cost of investments sold	(202,197)	(349,394)	(43,686)	(169,904)	(152,028)	(503,394)	(129,532)	(998,579)

Net realized gain (loss) on investments	(515)	(42,559)	7,011	20,551	20,879	15,700	(654)	559,289
Realized gain distribution received	8,482	8,815	8,792	10,641	8,175	135,182	—	549,911
Change in unrealized appreciation (depreciation) on investments	200,906	99,928	28,926	200,913	134,991	240,261	32,291	1,937,560

Net gain (loss) on investments	208,873	66,184	44,729	232,105	164,045	391,143	31,637	3,046,760

Net increase (decrease) in net assets resulting from operations	$214,177	$68,955	$42,999	$226,732	$154,691	$390,204	$69,197	$2,986,009

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-II
Tax-Qualified Policies

Statement of Operations (Continued)
For the year ended December 31, 2020

	ClearBridge Variable Appreciation Portfolio— Class II	Columbia Variable Portfolio— Commodity Strategy Fund— Class 2	Columbia Variable Portfolio— Emerging Markets Bond Fund— Class 2	Columbia Variable Portfolio— Small Cap Value Fund— Class 2	Delaware VIP® Small Cap Value Series— Service Class	DWS Alternative Asset Allocation VIP— Class B	Fidelity® VIP Bond Index Portfolio— Service Class 2 (a)	Fidelity® VIP ContrafundSM Portfolio— Initial Class
INVESTMENT INCOME (LOSS):
Dividend income	$643	$4,884	$10,577	$3,443	$2,101	$11,921	$2,933	$114,676
Mortality and expense risk charges	(1,260)	(284)	(3,909)	(12,271)	(2,362)	(5,631)	(394)	(554,654)
Administrative charges	(106)	(24)	(341)	(1,083)	(197)	(487)	(45)	(55,941)

Net investment income (loss)	(723)	4,576	6,327	(9,911)	(458)	5,803	2,494	(495,919)

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	68,959	957	53,524	355,190	31,217	99,929	8,958	6,400,488
Cost of investments sold	(61,178)	(1,275)	(59,557)	(472,983)	(43,961)	(108,802)	(9,062)	(4,153,089)

Net realized gain (loss) on investments	7,781	(318)	(6,033)	(117,793)	(12,744)	(8,873)	(104)	2,247,399
Realized gain distribution received	2,830	—	—	44,232	11,977	—	838	241,349
Change in unrealized appreciation (depreciation) on investments	613	(5,024)	17,397	119,273	12,854	18,348	(3,500)	9,862,886

Net gain (loss) on investments	11,224	(5,342)	11,364	45,712	12,087	9,475	(2,766)	12,351,634

Net increase (decrease) in net assets resulting from operations	$10,501	$(766)	$17,691	$35,801	$11,629	$15,278	$(272)	$11,855,715

(a) For the period November 23, 2020 (commencement of Investment Division) through December 31, 2020.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-II
Tax-Qualified Policies

Statement of Operations (Continued)
For the year ended December 31, 2020

	Fidelity® VIP Emerging Markets Portfolio— Service Class 2	Fidelity® VIP Equity-Income PortfolioSM— Initial Class	Fidelity® VIP FundsManager® 60% Portfolio— Service Class	Fidelity® VIP Growth Opportunities Portfolio— Service Class 2	Fidelity® VIP Health Care Portfolio— Service Class 2	Fidelity® VIP International Index Portfolio— Service Class 2	Fidelity® VIP Mid Cap Portfolio— Service Class 2	Invesco Oppenheimer V.I. Main Street Small Cap Fund®— Series II Shares (b)
INVESTMENT INCOME (LOSS):
Dividend income	$1,873	$200,072	$1,521	$—	$2,334	$410	$22,671	$61
Mortality and expense risk charges	(3,067)	(133,065)	(1,560)	(39,045)	(3,665)	(414)	(67,729)	(52)
Administrative charges	(259)	(13,924)	(130)	(3,344)	(319)	(34)	(6,151)	(4)

Net investment income (loss)	(1,453)	53,083	(169)	(42,389)	(1,650)	(38)	(51,209)	5

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	11,502	1,380,864	23,205	1,153,665	88,382	51,841	1,001,262	804
Cost of investments sold	(11,664)	(1,278,830)	(22,255)	(883,997)	(79,368)	(51,332)	(1,156,394)	(678)

Net realized gain (loss) on investments	(162)	102,034	950	269,668	9,014	509	(155,132)	126
Realized gain distribution received	26,601	514,848	2,280	184,982	13,980	10	—	242
Change in unrealized appreciation (depreciation) on investments	57,777	(129,032)	22,700	1,302,306	37,871	(1,192)	1,095,255	3,168

Net gain (loss) on investments	84,216	487,850	25,930	1,756,956	60,865	(673)	940,123	3,536

Net increase (decrease) in net assets resulting from operations	$82,763	$540,933	$25,761	$1,714,567	$59,215	$(711)	$888,914	$3,541

(b) For the period May 1, 2020 (commencement of Investment Division) through December 31, 2020.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-II
Tax-Qualified Policies

Statement of Operations (Continued)
For the year ended December 31, 2020

	Invesco V.I. American Value Fund— Series II Shares	Invesco V.I. International Growth Fund— Series II Shares	Janus Henderson Enterprise Portfolio— Service Shares	Janus Henderson Global Research Portfolio— Institutional Shares	Legg Mason/QS Aggressive Model Portfolio— Class II (b)	Legg Mason/QS Conservative Model Portfolio— Class II (b)	Legg Mason/QS Moderate Model Portfolio— Class II (b)	Legg Mason/QS Moderately Aggressive Model Portfolio— Class II (b)
INVESTMENT INCOME (LOSS):
Dividend income	$728	$11,195	$—	$122,398	$1,146	$3,555	$8,041	$2,794
Mortality and expense risk charges	(1,467)	(6,504)	(8,363)	(201,992)	(330)	(1,483)	(3,414)	(940)
Administrative charges	(136)	(570)	(719)	(22,965)	(28)	(124)	(284)	(78)

Net investment income (loss)	(875)	4,121	(9,082)	(102,559)	788	1,948	4,343	1,776

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	200,613	119,895	243,066	1,879,952	8,764	1,591	223,881	132,642
Cost of investments sold	(220,511)	(111,298)	(233,022)	(868,113)	(8,427)	(1,526)	(222,119)	(120,574)

Net realized gain (loss) on investments	(19,898)	8,597	10,044	1,011,839	337	65	1,762	12,068
Realized gain distribution received	1,112	12,203	52,830	899,734	1,302	1,095	5,421	2,144
Change in unrealized appreciation (depreciation) on investments	7,932	34,700	74,792	1,209,565	9,713	9,101	56,724	3,137

Net gain (loss) on investments	(10,854)	55,500	137,666	3,121,138	11,352	10,261	63,907	17,349

Net increase (decrease) in net assets resulting from operations	$(11,729)	$59,621	$128,584	$3,018,579	$12,140	$12,209	$68,250	$19,125

(b) For the period May 1, 2020 (commencement of Investment Division) through December 31, 2020.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-II
Tax-Qualified Policies

Statement of Operations (Continued)
For the year ended December 31, 2020

	Legg Mason/QS Moderately Conservative Model Portfolio— Class II (b)	MFS® International Intrinsic Value Portfolio— Service Class	MFS® Investors Trust Series— Initial Class	MFS® Mid Cap Value Portfolio— Service Class (b)	MFS® Research Series— Initial Class	Morgan Stanley VIF U.S. Real Estate Portfolio— Class II	Neuberger Berman AMT Mid Cap Growth Portfolio— Class S	PIMCO VIT Income Portfolio— Advisor Class (b)
INVESTMENT INCOME (LOSS):
Dividend income	$6,347	$3,532	$11,747	$—	$8,719	$10,291	$—	$176
Mortality and expense risk charges	(2,550)	(5,298)	(22,069)	(190)	(14,514)	(5,158)	(32,651)	(73)
Administrative charges	(212)	(459)	(2,078)	(16)	(1,611)	(506)	(2,828)	(6)

Net investment income (loss)	3,585	(2,225)	(12,400)	(206)	(7,406)	4,627	(35,479)	97

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	5,718	163,580	313,363	186	312,341	189,254	572,291	68
Cost of investments sold	(5,409)	(159,938)	(278,985)	(170)	(293,546)	(248,359)	(462,444)	(67)

Net realized gain (loss) on investments	309	3,642	34,378	16	18,795	(59,105)	109,847	1
Realized gain distribution received	2,598	9,239	56,194	—	48,064	11,476	156,875	—
Change in unrealized appreciation (depreciation) on investments	30,860	66,678	133,944	7,626	106,841	(89,724)	706,254	841

Net gain (loss) on investments	33,767	79,559	224,516	7,642	173,700	(137,353)	972,976	842

Net increase (decrease) in net assets resulting from operations	$37,352	$77,334	$212,116	$7,436	$166,294	$(132,726)	$937,497	$939

(b) For the period May 1, 2020 (commencement of Investment Division) through December 31, 2020.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-II
Tax-Qualified Policies

Statement of Operations (Continued)
For the year ended December 31, 2020

	PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)— Advisor Class	PIMCO VIT Low Duration Portfolio— Advisor Class	PIMCO VIT Total Return Portfolio— Advisor Class	Victory VIF Diversified Stock Fund— Class A Shares
INVESTMENT INCOME (LOSS):
Dividend income	$62,297	$3,014	$39,597	$1,742
Mortality and expense risk charges	(12,977)	(3,644)	(23,717)	(5,181)
Administrative charges	(1,132)	(308)	(2,065)	(482)

Net investment income (loss)	48,188	(938)	13,815	(3,921)

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	312,972	43,106	434,873	603,649
Cost of investments sold	(312,497)	(42,908)	(414,537)	(596,907)

Net realized gain (loss) on investments	475	198	20,336	6,742
Realized gain distribution received	—	—	21,762	30,508
Change in unrealized appreciation (depreciation) on investments	(9,035)	4,931	73,227	5,625

Net gain (loss) on investments	(8,560)	5,129	115,325	42,875

Net increase (decrease) in net assets resulting from operations	$39,628	$4,191	$129,140	$38,954

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-II
Tax-Qualified Policies

Statement of Changes in Net Assets
For the years ended December 31, 2020
and December 31, 2019

	MainStay VP Balanced— Service Class		MainStay VP Bond— Initial Class		MainStay VP CBRE Global Infrastructure— ServiceClass		MainStay VP Conservative Allocation— Service Class		MainStay VP Emerging Markets Equity— Initial Class
	2020	2019	2020	2019	2020	2019	2020	2019	2020	2019
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$19,362	$18,359	$52,938	$113,177	$3,536	$(975)	$44,330	$104,225	$65,088	$2,138
Net realized gain (loss) on investments	(85,886)	(49,193)	22,585	(56,765)	(1,819)	(14,583)	(14,591)	(118,181)	(24,281)	(70,498)
Realized gain distribution received	160,497	178,317	17,632	—	—	—	136,400	226,808	—	—
Change in unrealized appreciation/(depreciation) on investments	114,802	550,309	406,567	530,511	(6,873)	17,917	569,096	864,624	735,546	661,573

Net increase (decrease) in net assets resulting from operations	208,775	697,792	499,722	586,923	(5,156)	2,359	735,235	1,077,476	776,353	593,213

Contributions and (Withdrawals):
Payments received from policyowners	77,740	213,959	102,860	149,186	3,031	6,229	428,736	201,849	46,751	73,481
Policyowners' surrenders	(452,414)	(611,261)	(848,127)	(758,686)	(2,517)	(19,587)	(1,051,552)	(886,862)	(226,971)	(292,945)
Policyowners' annuity and death benefits	(18,254)	(1,266)	(77,652)	(71,416)	—	—	(130,586)	(29,779)	(1,926)	(2,316)
Net transfers from (to) Fixed Account	(111,313)	(242,173)	(207,232)	(111,471)	—	429	(209,105)	(349,944)	(44,437)	(71,990)
Transfers between Investment Divisions	(337,401)	76,321	168,399	334,328	19,467	(16,184)	99,287	437,497	(126,887)	(120,019)

Net contributions and (withdrawals)	(841,642)	(564,420)	(861,752)	(458,059)	19,981	(29,113)	(863,220)	(627,239)	(353,470)	(413,789)

Increase (decrease) in net assets	(632,867)	133,372	(362,030)	128,864	14,825	(26,754)	(127,985)	450,237	422,883	179,424

NET ASSETS:
Beginning of period	4,981,072	4,847,700	7,926,092	7,797,228	46,235	72,989	9,069,096	8,618,859	3,566,477	3,387,053

End of period	$4,348,205	$4,981,072	$7,564,062	$7,926,092	$61,060	$46,235	$8,941,111	$9,069,096	$3,989,360	$3,566,477

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-II
Tax-Qualified Policies

Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2020
and December 31, 2019

	MainStay VP Epoch U.S. Equity Yield— Initial Class		MainStay VP Fidelity Institutional AM® Utilities— Service Class		MainStay VP Floating Rate— Service Class		MainStay VP Growth Allocation— Service Class		MainStay VP Income Builder— Initial Class
	2020	2019	2020	2019	2020	2019	2020	2019	2020	2019
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$340,752	$507,538	$133,968	$148,700	$71,492	$128,723	$29,044	$65,635	$384,295	$1,223,719
Net realized gain (loss) on investments	800,663	1,329,052	22,857	720,377	(27,832)	(25,622)	(184,024)	(24,010)	1,123,399	1,777,070
Realized gain distribution received	852,702	1,139,527	799,104	665,353	—	—	207,114	321,297	1,210,531	—
Change in unrealized appreciation/(depreciation) on investments	(2,558,507)	2,668,775	(1,493,632)	1,689,591	(27,077)	146,157	367,814	608,634	(669,883)	2,358,838

Net increase (decrease) in net assets resulting from operations	(564,390)	5,644,892	(537,703)	3,224,021	16,583	249,258	419,948	971,556	2,048,342	5,359,627

Contributions and (Withdrawals):
Payments received from policyowners	384,618	439,199	287,258	553,612	107,294	218,768	104,759	270,048	527,492	533,628
Policyowners' surrenders	(1,882,901)	(2,795,347)	(1,409,378)	(1,812,862)	(327,039)	(395,664)	(516,599)	(713,252)	(2,949,677)	(3,789,972)
Policyowners' annuity and death benefits	(131,854)	(208,933)	(52,288)	(5,886)	(704)	(20,588)	(707)	(7,446)	(352,360)	(340,436)
Net transfers from (to) Fixed Account	(435,029)	(384,486)	(356,189)	(364,144)	(70,549)	(113,724)	5,060	(48,389)	(525,282)	(441,550)
Transfers between Investment Divisions	(291,189)	(555,986)	(718,231)	(804,280)	(95,656)	(197,977)	(380,882)	103,393	158,511	135,746

Net contributions and (withdrawals)	(2,356,355)	(3,505,553)	(2,248,828)	(2,433,560)	(386,654)	(509,185)	(788,369)	(395,646)	(3,141,316)	(3,902,584)

Increase (decrease) in net assets	(2,920,745)	2,139,339	(2,786,531)	790,461	(370,071)	(259,927)	(368,421)	575,910	(1,092,974)	1,457,043

NET ASSETS:
Beginning of period	28,485,278	26,345,939	16,886,796	16,096,335	3,549,328	3,809,255	5,000,026	4,424,116	35,545,653	34,088,610

End of period	$25,564,533	$28,485,278	$14,100,265	$16,886,796	$3,179,257	$3,549,328	$4,631,605	$5,000,026	$34,452,679	$35,545,653

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-II
Tax-Qualified Policies

Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2020
and December 31, 2019

	MainStay VP Indexed Bond— Service Class		MainStay VP IQ Hedge Multi- Strategy— Service Class		MainStay VP Janus Henderson Balanced— Initial Class		MainStay VP MacKay Common Stock— Initial Class		MainStay VP MacKay Convertible— Initial Class
	2020	2019	2020	2019	2020	2019	2020	2019	2020	2019
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$(222)	$(3,031)	$4,306	$(427)	$191,407	$165,948	$67,882	$42,812	$(73,709)	$18,142
Net realized gain (loss) on investments	27,744	3,684	2,093	4,696	1,090,871	1,199,408	2,429,796	2,395,412	175,153	261,008
Realized gain distribution received	501	—	—	—	1,271,863	1,976,805	2,411,370	4,553,395	143,389	1,049,120
Change in unrealized appreciation/(depreciation) on investments	(10,803)	11,314	18,391	56,041	1,803,107	3,640,733	(597,746)	279,556	3,841,085	912,001

Net increase (decrease) in net assets resulting from operations	17,220	11,967	24,790	60,310	4,357,248	6,982,894	4,311,302	7,271,175	4,085,918	2,240,271

Contributions and (Withdrawals):
Payments received from policyowners	2,319	2,391	44,092	20,015	547,983	476,071	634,470	310,655	393,645	323,655
Policyowners' surrenders	(104,884)	(5,137)	(41,697)	(105,095)	(2,278,249)	(3,513,896)	(2,562,619)	(3,356,003)	(846,796)	(1,333,915)
Policyowners' annuity and death benefits	—	—	—	(4,208)	(290,451)	(116,584)	(204,017)	(206,839)	(95,047)	(76,795)
Net transfers from (to) Fixed Account	(16,041)	(4,415)	(5,647)	(86,271)	(898,852)	(283,659)	(739,319)	(193,141)	(403,307)	(222,574)
Transfers between Investment Divisions	(197,685)	92,508	(66,572)	(5,455)	(222,672)	(299,633)	(918,826)	(346,207)	185,179	886,153

Net contributions and (withdrawals)	(316,291)	85,347	(69,824)	(181,014)	(3,142,241)	(3,737,701)	(3,790,311)	(3,791,535)	(766,326)	(423,476)

Increase (decrease) in net assets	(299,071)	97,314	(45,034)	(120,704)	1,215,007	3,245,193	520,991	3,479,640	3,319,592	1,816,795

NET ASSETS:
Beginning of period	299,071	201,757	838,567	959,271	37,481,251	34,236,058	34,577,052	31,097,412	12,692,939	10,876,144

End of period	$—	$299,071	$793,533	$838,567	$38,696,258	$37,481,251	$35,098,043	$34,577,052	$16,012,531	$12,692,939

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-II
Tax-Qualified Policies

Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2020
and December 31, 2019

	MainStay VP MacKay Government— Initial Class		MainStay VP MacKay Growth— Initial Class		MainStay VP MacKay High Yield Corporate Bond— Initial Class		MainStay VP MacKay International Equity— Initial Class		MainStay VP MacKay Mid Cap Core— Initial Class
	2020	2019	2020	2019	2020	2019	2020	2019	2020	2019
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$6,462	$36,162	$(459,728)	$(452,520)	$1,595,405	$1,669,287	$(34,080)	$(56,355)	$(34,620)	$(22,300)
Net realized gain (loss) on investments	(56,191)	(56,330)	2,801,123	1,788,768	159,005	267,532	307,689	213,995	(528,269)	(100,024)
Realized gain distribution received	—	—	5,832,323	4,882,883	—	—	333,022	775,446	638,656	671,330
Change in unrealized appreciation/(depreciation) on investments	245,991	228,520	8,747,143	7,857,108	(478,602)	2,430,684	487,055	379,167	786,375	1,527,241

Net increase (decrease) in net assets resulting from operations	196,262	208,352	16,920,861	14,076,239	1,275,808	4,367,503	1,093,686	1,312,253	862,142	2,076,247

Contributions and (Withdrawals):
Payments received from policyowners	113,274	116,331	1,091,176	719,011	826,536	1,215,097	288,592	172,399	181,197	241,845
Policyowners' surrenders	(462,151)	(331,239)	(4,169,075)	(5,813,823)	(3,257,951)	(4,084,467)	(554,006)	(508,290)	(775,064)	(886,501)
Policyowners' annuity and death benefits	(122,692)	(62,402)	(733,364)	(336,482)	(291,164)	(430,350)	(76,772)	(10,326)	(25,354)	(15,529)
Net transfers from (to) Fixed Account	(200,186)	(74,353)	(588,137)	(754,458)	(736,713)	(1,224,032)	(61,610)	(80,901)	(188,554)	(231,089)
Transfers between Investment Divisions	448,978	299,343	(1,073,068)	(791,704)	(210,264)	148,965	(534,876)	(305,777)	(624,258)	(352,111)

Net contributions and (withdrawals)	(222,777)	(52,320)	(5,472,468)	(6,977,456)	(3,669,556)	(4,374,787)	(938,672)	(732,895)	(1,432,033)	(1,243,385)

Increase (decrease) in net assets	(26,515)	156,032	11,448,393	7,098,783	(2,393,748)	(7,284)	155,014	579,358	(569,891)	832,862

NET ASSETS:
Beginning of period	5,393,245	5,237,213	59,365,906	52,267,123	38,874,439	38,881,723	6,609,802	6,030,444	11,003,203	10,170,341

End of period	$5,366,730	$5,393,245	$70,814,299	$59,365,906	$36,480,691	$38,874,439	$6,764,816	$6,609,802	$10,433,312	$11,003,203

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-II
Tax-Qualified Policies

Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2020
and December 31, 2019

	MainStay VP MacKay S&P 500 Index— Initial Class		MainStay VP MacKay Small Cap Core— Initial Class		MainStay VP MacKay Unconstrained Bond— Service Class		MainStay VP Mellon Natural Resources— Initial Class		MainStay VP Moderate Allocation— Service Class
	2020	2019	2020	2019 (a)	2020	2019	2020	2019	2020	2019
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$87,431	$301,495	$(44,754)	$(30,690)	$26,312	$53,603	$31,746	$(19,247)	$123,092	$196,232
Net realized gain (loss) on investments	5,082,149	6,865,074	(113,604)	(38,701)	(12,199)	(17,781)	(518,470)	(383,979)	(331,412)	(220,078)
Realized gain distribution received	605,895	390,837	—	322,728	—	—	—	—	348,554	557,302
Change in unrealized appreciation/(depreciation) on investments	6,433,598	11,836,690	503,515	(204,243)	80,896	108,861	581,374	850,806	976,372	1,597,148

Net increase (decrease) in net assets resulting from operations	12,209,073	19,394,096	345,157	49,094	95,009	144,683	94,650	447,580	1,116,606	2,130,604

Contributions and (Withdrawals):
Payments received from policyowners	1,253,347	1,306,127	83,961	86,800	85,641	42,294	96,874	90,317	338,922	345,653
Policyowners' surrenders	(5,260,570)	(8,442,846)	(236,913)	(269,674)	(108,911)	(262,340)	(277,632)	(407,304)	(1,334,964)	(1,808,345)
Policyowners' annuity and death benefits	(425,765)	(529,087)	(7,770)	(7,607)	—	(42,604)	(17,753)	(2,767)	(22,970)	(56,629)
Net transfers from (to) Fixed Account	(759,194)	(948,313)	(82,292)	(19,531)	(115,183)	(81,669)	(103,112)	(77,378)	(706,328)	(438,356)
Transfers between Investment Divisions	(422,593)	(256,842)	(192,846)	4,666,059	(180,301)	12,568	(63,398)	(139,446)	(422,374)	407,077

Net contributions and (withdrawals)	(5,614,775)	(8,870,961)	(435,860)	4,456,047	(318,754)	(331,751)	(365,021)	(536,578)	(2,147,714)	(1,550,600)

Increase (decrease) in net assets	6,594,298	10,523,135	(90,703)	4,505,141	(223,745)	(187,068)	(270,371)	(88,998)	(1,031,108)	580,004

NET ASSETS:
Beginning of period	79,150,899	68,627,764	4,505,141	—	2,570,572	2,757,640	3,105,019	3,194,017	14,127,056	13,547,052

End of period	$85,745,197	$79,150,899	$4,414,438	$4,505,141	$2,346,827	$2,570,572	$2,834,648	$3,105,019	$13,095,948	$14,127,056

(a) For the period May 1, 2019 (commencement of Investment Division) through December 31, 2019.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-II
Tax-Qualified Policies

Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2020
and December 31, 2019

	MainStay VP Moderate Growth Allocation— Service Class		MainStay VP PIMCO Real Return— Service Class		MainStay VP Small Cap Growth— Initial Class		MainStay VP Small Cap Growth— Service Class		MainStay VP T. Rowe Price Equity Income— Initial Class
	2020	2019	2020	2019	2020	2019	2020	2019	2020	2019
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$142,743	$176,272	$6,728	$19,381	$(88,562)	$(88,824)	$(10,846)	$(9,351)	$169,657	$88,078
Net realized gain (loss) on investments	(413,955)	(222,125)	6,361	(19,952)	280,648	213,757	(738)	13,105	39,018	289,281
Realized gain distribution received	359,555	772,934	—	—	208,981	818,130	27,754	93,417	577,960	695,495
Change in unrealized appreciation/(depreciation) on investments	938,945	1,331,992	99,079	87,366	2,007,847	454,329	294,020	49,139	(885,294)	889,116

Net increase (decrease) in net assets resulting from operations	1,027,288	2,059,073	112,168	86,795	2,408,914	1,397,392	310,190	146,310	(98,659)	1,961,970

Contributions and (Withdrawals):
Payments received from policyowners	207,017	350,865	20,331	78,497	70,411	76,017	6,777	56,201	188,505	146,417
Policyowners' surrenders	(1,377,690)	(1,327,922)	(132,945)	(130,372)	(436,078)	(530,205)	(25,689)	(65,787)	(356,530)	(943,950)
Policyowners' annuity and death benefits	(10,904)	(79,514)	—	—	(58,883)	(4,720)	(17,659)	(3,150)	(65,052)	(19,034)
Net transfers from (to) Fixed Account	(246,339)	(271,922)	(38,987)	(67,468)	(74,422)	(57,545)	(258)	(272)	(105,096)	(133,527)
Transfers between Investment Divisions	(379,178)	(485,595)	155,631	(89,967)	(278,546)	(135,851)	78,073	42,346	(324,216)	(255,273)

Net contributions and (withdrawals)	(1,807,094)	(1,814,088)	4,030	(209,310)	(777,518)	(652,304)	41,244	29,338	(662,389)	(1,205,367)

Increase (decrease) in net assets	(779,806)	244,985	116,198	(122,515)	1,631,396	745,088	351,434	175,648	(761,048)	756,603

NET ASSETS:
Beginning of period	11,441,095	11,196,110	1,143,793	1,266,308	6,733,520	5,988,432	772,820	597,172	9,220,956	8,464,353

End of period	$10,661,289	$11,441,095	$1,259,991	$1,143,793	$8,364,916	$6,733,520	$1,124,254	$772,820	$8,459,908	$9,220,956

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-II
Tax-Qualified Policies

Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2020
and December 31, 2019

	MainStay VP U.S. Government Money Market— Initial Class		MainStay VP Winslow Large Cap Growth— Initial Class		American Funds IS Asset Allocation Fund— Class 4		American Funds IS Blue Chip Income and Growth Fund— Class 4		American Funds IS Global Small Capitalization Fund— Class 4
	2020	2019	2020	2019	2020	2019	2020	2019	2020	2019
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$(72,416)	$24,564	$(142,427)	$(125,447)	$5,304	$7,086	$2,771	$5,766	$(1,730)	$(1,879)
Net realized gain (loss) on investments	81	(74)	426,336	221,712	(515)	(3,139)	(42,559)	(26,883)	7,011	5,388
Realized gain distribution received	—	—	767,509	1,110,870	8,482	56,963	8,815	53,130	8,792	9,261
Change in unrealized appreciation/(depreciation) on investments	(5)	118	2,271,237	1,361,649	200,906	111,257	99,928	101,005	28,926	23,507

Net increase (decrease) in net assets resulting from operations	(72,340)	24,608	3,322,655	2,568,784	214,177	172,167	68,955	133,018	42,999	36,277

Contributions and (Withdrawals):
Payments received from policyowners	1,409,213	1,342,141	357,432	306,978	34,598	35,046	24,721	58,004	3,105	17,386
Policyowners' surrenders	(2,482,399)	(1,470,053)	(881,861)	(812,488)	(109,605)	(102,472)	(75,296)	(28,673)	(4,134)	(10,509)
Policyowners' annuity and death benefits	(37,910)	(15,311)	(52,873)	(16,154)	—	—	(716)	—	—	—
Net transfers from (to) Fixed Account	(661,726)	(1,631,360)	(402,712)	(137,074)	944	11,397	(38,835)	216	(1,355)	(3,799)
Transfers between Investment Divisions	4,119,245	386,659	106,642	(86,017)	489,862	778,196	100,359	173,201	1,108	2,725

Net contributions and (withdrawals)	2,346,423	(1,387,924)	(873,372)	(744,755)	415,799	722,167	10,233	202,748	(1,276)	5,803

Increase (decrease) in net assets	2,274,083	(1,363,316)	2,449,283	1,824,029	629,976	894,334	79,188	335,766	41,723	42,080

NET ASSETS:
Beginning of period	5,004,734	6,368,050	10,227,838	8,403,809	1,516,739	622,405	845,769	510,003	161,270	119,190

End of period	$7,278,817	$5,004,734	$12,677,121	$10,227,838	$2,146,715	$1,516,739	$924,957	$845,769	$202,993	$161,270

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-II
Tax-Qualified Policies

Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2020
and December 31, 2019

	American Funds IS Growth Fund— Class 4		American Funds IS New World Fund®— Class 4		BlackRock® Global Allocation V.I. Fund— Class III		BlackRock® High Yield V.I. Fund— Class III		BNY Mellon IP Technology Growth Portfolio— Initial Shares
	2020	2019	2020	2019	2020	2019	2020	2019	2020	2019
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$(5,373)	$(2,028)	$(9,354)	$(3,788)	$(939)	$(4,755)	$37,560	$30,996	$(60,751)	$(62,495)
Net realized gain (loss) on investments	20,551	(6,050)	20,879	29,486	15,700	(89,276)	(654)	(172)	559,289	188,811
Realized gain distribution received	10,641	31,933	8,175	25,957	135,182	90,978	—	—	549,911	540,060
Change in unrealized appreciation/(depreciation) on investments	200,913	41,540	134,991	118,907	240,261	383,304	32,291	66,282	1,937,560	332,018

Net increase (decrease) in net assets resulting from operations	226,732	65,395	154,691	170,562	390,204	380,251	69,197	97,106	2,986,009	998,394

Contributions and (Withdrawals):
Payments received from policyowners	68,883	30,002	24,793	43,055	105,518	37,857	79,983	26,966	256,252	183,015
Policyowners' surrenders	(33,081)	(24,832)	(49,581)	(35,316)	(253,293)	(345,844)	(36,596)	(22,202)	(535,093)	(325,219)
Policyowners' annuity and death benefits	—	—	—	(1,441)	(906)	—	—	—	(14,196)	(12,721)
Net transfers from (to) Fixed Account	(20,837)	103	(1,464)	(42,822)	(15,871)	(115,591)	(13,993)	442	(418,747)	8,565
Transfers between Investment Divisions	120,164	133,821	(44,068)	20,412	(85,517)	(310,284)	201,526	96,130	149,520	(115,947)

Net contributions and (withdrawals)	135,129	139,094	(70,320)	(16,112)	(250,069)	(733,862)	230,920	101,336	(562,264)	(262,307)

Increase (decrease) in net assets	361,861	204,489	84,371	154,450	140,135	(353,611)	300,117	198,442	2,423,745	736,087

NET ASSETS:
Beginning of period	358,196	153,707	788,742	634,292	2,273,934	2,627,545	887,347	688,905	4,907,534	4,171,447

End of period	$720,057	$358,196	$873,113	$788,742	$2,414,069	$2,273,934	$1,187,464	$887,347	$7,331,279	$4,907,534

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-II
Tax-Qualified Policies

Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2020
and December 31, 2019

	ClearBridge Variable Appreciation Portfolio— Class II		Columbia Variable Portfolio— Commodity Strategy Fund— Class 2		Columbia Variable Portfolio— Emerging Markets Bond Fund— Class 2		Columbia Variable Portfolio— Small Cap Value Fund— Class 2		Delaware VIP® Small Cap Value Series— Service Class
	2020	2019	2020	2019	2020	2019	2020	2019	2020	2019
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$(723)	$148	$4,576	$(98)	$6,327	$10,726	$(9,911)	$(13,985)	$(458)	$(753)
Net realized gain (loss) on investments	7,781	1,352	(318)	(58)	(6,033)	(3,836)	(117,793)	(89,888)	(12,744)	(1,834)
Realized gain distribution received	2,830	5,921	—	—	—	—	44,232	117,498	11,977	10,495
Change in unrealized appreciation/(depreciation) on investments	613	11,788	(5,024)	1,762	17,397	20,553	119,273	218,425	12,854	21,077

Net increase (decrease) in net assets resulting from operations	10,501	19,209	(766)	1,606	17,691	27,443	35,801	232,050	11,629	28,985

Contributions and (Withdrawals):
Payments received from policyowners	12,538	31,236	701	649	5,578	38,454	7,809	15,653	6,690	19,808
Policyowners' surrenders	(50,264)	(10,050)	(650)	(476)	(32,768)	(13,208)	(154,494)	(171,248)	(13,925)	(6,176)
Policyowners' annuity and death benefits	—	—	—	—	—	—	—	(2,423)	—	—
Net transfers from (to) Fixed Account	41	3	—	—	(8,643)	(11,719)	(59,128)	(19,573)	(2,930)	(91)
Transfers between Investment Divisions	(2,790)	44,239	—	47	33,223	26,484	(42,605)	35,607	44,561	62,745

Net contributions and (withdrawals)	(40,475)	65,428	51	220	(2,610)	40,011	(248,418)	(141,984)	34,396	76,286

Increase (decrease) in net assets	(29,974)	84,637	(715)	1,826	15,081	67,454	(212,617)	90,066	46,025	105,271

NET ASSETS:
Beginning of period	112,016	27,379	27,028	25,202	323,291	255,837	1,336,963	1,246,897	194,722	89,451

End of period	$82,042	$112,016	$26,313	$27,028	$338,372	$323,291	$1,124,346	$1,336,963	$240,747	$194,722

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-II
Tax-Qualified Policies

Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2020
and December 31, 2019

	DWS Alternative Asset Allocation VIP— Class B		Fidelity ® VIP Bond Index Portfolio— Service Class 2	Fidelity® VIP ContrafundSM Portfolio— Initial Class		Fidelity® VIP Emerging Markets Portfolio— Service Class 2		Fidelity® VIP Equity-Income PortfolioSM— Initial Class
	2020	2019	2020 (b)	2020	2019	2020	2019	2020	2019
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$5,803	$7,861	$2,494	$(495,919)	$(374,438)	$(1,453)	$558	$53,083	$78,803
Net realized gain (loss) on investments	(8,873)	(1,970)	(104)	2,247,399	1,073,839	(162)	260	102,034	204,997
Realized gain distribution received	—	—	838	241,349	4,904,333	26,601	—	514,848	760,107
Change in unrealized appreciation/(depreciation) on investments	18,348	43,235	(3,500)	9,862,886	5,477,584	57,777	36,656	(129,032)	1,644,493

Net increase (decrease) in net assets resulting from operations	15,278	49,126	(272)	11,855,715	11,081,318	82,763	37,474	540,933	2,688,400

Contributions and (Withdrawals):
Payments received from policyowners	5,567	65,096	192	742,490	550,357	17,941	28,020	196,221	200,290
Policyowners' surrenders	(63,472)	(19,234)	(472)	(3,620,199)	(4,353,397)	(2,320)	(13,532)	(642,331)	(903,036)
Policyowners' annuity and death benefits	—	—	—	(200,332)	(144,448)	—	—	(100,291)	(86,558)
Net transfers from (to) Fixed Account	(16,847)	(76,199)	(7,667)	(711,364)	(637,521)	1,521	(38,965)	(184,012)	(77,837)
Transfers between Investment Divisions	53,754	120,225	320,987	(1,670,541)	(638,957)	64,329	114,821	(148,829)	(52,896)

Net contributions and (withdrawals)	(20,998)	89,888	313,040	(5,459,946)	(5,223,966)	81,471	90,344	(879,242)	(920,037)

Increase (decrease) in net assets	(5,720)	139,014	312,768	6,395,769	5,857,352	164,234	127,818	(338,309)	1,768,363

NET ASSETS:
Beginning of period	494,616	355,602	—	44,810,182	38,952,830	217,972	90,154	12,534,566	10,766,203

End of period	$488,896	$494,616	$312,768	$51,205,951	$44,810,182	$382,206	$217,972	$12,196,257	$12,534,566

(b) For the period November 23, 2020 (commencement of Investment Division) through December 31, 2020.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-II
Tax-Qualified Policies

Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2020
and December 31, 2019

	Fidelity® VIP FundsManager® 60% Portfolio— Service Class		Fidelity® VIP Growth Opportunities Portfolio— Service Class 2		Fidelity® VIP Health Care Portfolio— Service Class 2		Fidelity® VIP International Index Portfolio— Service Class 2		Fidelity® VIP Mid Cap Portfolio— Service Class 2
	2020	2019 (a)	2020	2019	2020	2019 (a)	2020	2019 (a)	2020	2019
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$(169)	$363	$(42,389)	$(27,067)	$(1,650)	$(196)	$(38)	$967	$(51,209)	$(43,048)
Net realized gain (loss) on investments	950	6	269,668	87,940	9,014	25	509	28	(155,132)	(55,751)
Realized gain distribution received	2,280	12	184,982	136,805	13,980	10	10	129	—	765,461
Change in unrealized appreciation/(depreciation) on investments	22,700	1,393	1,302,306	412,823	37,871	14,063	(1,192)	5,507	1,095,255	623,976

Net increase (decrease) in net assets resulting from operations	25,761	1,774	1,714,567	610,501	59,215	13,902	(711)	6,631	888,914	1,290,638

Contributions and (Withdrawals):
Payments received from policyowners	9,371	492	176,686	86,593	24,828	805	2,191	1,175	161,523	131,966
Policyowners' surrenders	(16,004)	—	(404,827)	(255,953)	(14,137)	—	(2,109)	—	(447,955)	(745,612)
Policyowners' annuity and death benefits	—	—	(6,273)	—	(1,682)	—	—	—	(1,460)	(5,740)
Net transfers from (to) Fixed Account	(476)	136	(176,926)	33,933	10,872	—	70	—	(104,675)	(74,732)
Transfers between Investment Divisions	127,342	39,545	775,648	893,093	389,879	102,197	(26,933)	55,237	(381,463)	(367,006)

Net contributions and (withdrawals)	120,233	40,173	364,308	757,666	409,760	103,002	(26,781)	56,412	(774,030)	(1,061,124)

Increase (decrease) in net assets	145,994	41,947	2,078,875	1,368,167	468,975	116,904	(27,492)	63,043	114,884	229,514

NET ASSETS:
Beginning of period	41,947	—	2,619,031	1,250,864	116,904	—	63,043	—	6,560,620	6,331,106

End of period	$187,941	$41,947	$4,697,906	$2,619,031	$585,879	$116,904	$35,551	$63,043	$6,675,504	$6,560,620

(a) For the period May 1, 2019 (commencement of Investment Division) through December 31, 2019.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-II
Tax-Qualified Policies

Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2020
and December 31, 2019

	Invesco Oppenheimer V.I. Main Street Small Cap Fund®— Series II Shares	Invesco V.I. American Value Fund— Series II Shares		Invesco V.I. International Growth Fund— Series II Shares		Janus Henderson Enterprise Portfolio— Service Shares		Janus Henderson Global Research Portfolio— Institutional Shares
	2020 (c)	2020	2019	2020	2019	2020	2019	2020	2019
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$5	$(875)	$(1,715)	$4,121	$(114)	$(9,082)	$(6,206)	$(102,559)	$(60,280)
Net realized gain (loss) on investments	126	(19,898)	674	8,597	8,011	10,044	2,767	1,011,839	1,428,154
Realized gain distribution received	242	1,112	13,136	12,203	38,096	52,830	29,315	899,734	1,030,999
Change in unrealized appreciation/(depreciation) on investments	3,168	7,932	27,525	34,700	88,963	74,792	90,408	1,209,565	1,690,402

Net increase (decrease) in net assets resulting from operations	3,541	(11,729)	39,620	59,621	134,956	128,584	116,284	3,018,579	4,089,275

Contributions and (Withdrawals):
Payments received from policyowners	—	20,604	1,333	13,138	9,149	73,160	56,774	206,597	242,910
Policyowners' surrenders	—	(19,291)	(16,313)	(49,952)	(38,835)	(101,400)	(25,229)	(973,533)	(1,646,854)
Policyowners' annuity and death benefits	—	—	—	—	(2,789)	(4,220)	—	(93,044)	(178,738)
Net transfers from (to) Fixed Account	—	(1,957)	(14,415)	(774)	(8,170)	(27,989)	10,973	(311,713)	(186,748)
Transfers between Investment Divisions	16,138	(167,070)	1,605	(40,727)	14,387	92,504	350,033	(329,628)	(350,109)

Net contributions and (withdrawals)	16,138	(167,714)	(27,790)	(78,315)	(26,258)	32,055	392,551	(1,501,321)	(2,119,539)

Increase (decrease) in net assets	19,679	(179,443)	11,830	(18,694)	108,698	160,639	508,835	1,517,258	1,969,736

NET ASSETS:
Beginning of period	—	179,443	167,613	617,510	508,812	727,435	218,600	17,645,226	15,675,490

End of period	$19,679	$—	$179,443	$598,816	$617,510	$888,074	$727,435	$19,162,484	$17,645,226

(c) For the period May 1, 2020 (commencement of Investment Division) through December 31, 2020.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-II
Tax-Qualified Policies

Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2020
and December 31, 2019

	Legg Mason/QS Aggressive Model Portfolio— Class II	Legg Mason/QS Conservative Model Portfolio— Class II	Legg Mason/QS Moderate Model Portfolio— Class II	Legg Mason/QS Moderately Aggressive Model Portfolio— Class II	Legg Mason/QS Moderately Conservative Model Portfolio— Class II
	2020 (c)	2020 (c)	2020 (c)	2020 (c)	2020 (c)
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$788	$1,948	$4,343	$1,776	$3,585
Net realized gain (loss) on investments	337	65	1,762	12,068	309
Realized gain distribution received	1,302	1,095	5,421	2,144	2,598
Change in unrealized appreciation/(depreciation) on investments	9,713	9,101	56,724	3,137	30,860

Net increase (decrease) in net assets resulting from operations	12,140	12,209	68,250	19,125	37,352

Contributions and (Withdrawals):
Payments received from policyowners	1,753	29,001	101,481	199	—
Policyowners' surrenders	—	—	(150,439)	—	(3,047)
Policyowners' annuity and death benefits	—	—	—	—	—
Net transfers from (to) Fixed Account	—	—	(2,107)	—	—
Transfers between Investment Divisions	121,391	248,724	854,893	160,909	610,752

Net contributions and (withdrawals)	123,144	277,725	803,828	161,108	607,705

Increase (decrease) in net assets	135,284	289,934	872,078	180,233	645,057

NET ASSETS:
Beginning of period	—	—	—	—	—

End of period	$135,284	$289,934	$872,078	$180,233	$645,057

(c) For the period May 1, 2020 (commencement of Investment Division) through December 31, 2020.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-II
Tax-Qualified Policies

Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2020
and December 31, 2019

	MFS® International Intrinsic Value Portfolio— Service Class		MFS® Investors Trust Series— Initial Class		MFS ® Mid Cap Value Portfolio— Service Class	MFS® Research Series— Initial Class		Morgan Stanley VIF U.S. Real Estate Portfolio— Class II
	2020	2019	2020	2019	2020 (c)	2020	2019	2020	2019
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$(2,225)	$708	$(12,400)	$(11,858)	$(206)	$(7,406)	$(6,621)	$4,627	$1,771
Net realized gain (loss) on investments	3,642	2,364	34,378	84,455	16	18,795	36,811	(59,105)	7,455
Realized gain distribution received	9,239	10,491	56,194	111,416	—	48,064	124,841	11,476	23,080
Change in unrealized appreciation/(depreciation) on investments	66,678	55,324	133,944	298,626	7,626	106,841	167,817	(89,724)	62,456

Net increase (decrease) in net assets resulting from operations	77,334	68,887	212,116	482,639	7,436	166,294	322,848	(132,726)	94,762

Contributions and (Withdrawals):
Payments received from policyowners	12,373	32,606	16,118	48,858	65	11,153	41,996	15,586	16,042
Policyowners' surrenders	(81,956)	(18,909)	(105,877)	(114,388)	(3)	(198,428)	(161,871)	(78,249)	(23,894)
Policyowners' annuity and death benefits	—	—	—	(4,779)	—	(12,092)	(12,351)	(1,714)	—
Net transfers from (to) Fixed Account	(16,904)	(31,381)	(50,748)	(13,023)	—	(35,247)	(3,995)	(2,842)	(13,581)
Transfers between Investment Divisions	85,336	135,452	(90,229)	(53,501)	130,392	5,839	91,043	(66,404)	9,250

Net contributions and (withdrawals)	(1,151)	117,768	(230,736)	(136,833)	130,454	(228,775)	(45,178)	(133,623)	(12,183)

Increase (decrease) in net assets	76,183	186,655	(18,620)	345,806	137,890	(62,481)	277,670	(266,349)	82,579

NET ASSETS:
Beginning of period	423,675	237,020	1,993,755	1,647,949	—	1,302,018	1,024,348	638,730	556,151

End of period	$499,858	$423,675	$1,975,135	$1,993,755	$137,890	$1,239,537	$1,302,018	$372,381	$638,730

(c) For the period May 1, 2020 (commencement of Investment Division) through December 31, 2020.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-II
Tax-Qualified Policies

Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2020
and December 31, 2019

	Neuberger Berman AMT Mid Cap Growth Portfolio— Class S		PIMCO VIT Income Portfolio— Advisor Class	PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)— Advisor Class		PIMCO VIT Low Duration Portfolio— Advisor Class		PIMCO VIT Total Return Portfolio— Advisor Class
	2020	2019	2020 (c)	2020	2019	2020	2019	2020	2019
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$(35,479)	$(30,786)	$97	$48,188	$4,294	$(938)	$2,892	$13,815	$21,496
Net realized gain (loss) on investments	109,847	20,987	1	475	10,073	198	(1,380)	20,336	1,654
Realized gain distribution received	156,875	183,264	—	—	8,122	—	—	21,762	—
Change in unrealized appreciation/(depreciation) on investments	706,254	423,362	841	(9,035)	42,112	4,931	4,019	73,227	59,865

Net increase (decrease) in net assets resulting from operations	937,497	596,827	939	39,628	64,601	4,191	5,531	129,140	83,015

Contributions and (Withdrawals):
Payments received from policyowners	86,558	76,197	19	47,631	29,225	1,849	1,188	227,725	63,397
Policyowners' surrenders	(172,177)	(201,775)	—	(174,407)	(93,980)	(20,335)	(13,323)	(171,439)	(92,711)
Policyowners' annuity and death benefits	(26,056)	(9,139)	—	—	(21,265)	(676)	—	—	(21,398)
Net transfers from (to) Fixed Account	(25,892)	9,517	—	(47,145)	(42,811)	8	(3,217)	(32,759)	(11,556)
Transfers between Investment Divisions	69,704	107,870	62,669	69,724	7,757	275,114	(60,879)	419,535	508,646

Net contributions and (withdrawals)	(67,863)	(17,330)	62,688	(104,197)	(121,074)	255,960	(76,231)	443,062	446,378

Increase (decrease) in net assets	869,634	579,497	63,627	(64,569)	(56,473)	260,151	(70,700)	572,202	529,393

NET ASSETS:
Beginning of period	2,531,140	1,951,643	—	1,151,369	1,207,842	228,881	299,581	1,690,293	1,160,900

End of period	$3,400,774	$2,531,140	$63,627	$1,086,800	$1,151,369	$489,032	$228,881	$2,262,495	$1,690,293

(c) For the period May 1, 2020 (commencement of Investment Division) through December 31, 2020.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-II
Tax-Qualified Policies

Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2020
and December 31, 2019

	Victory VIF Diversified Stock Fund— Class A Shares
	2020	2019
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$(3,921)	$(4,079)
Net realized gain (loss) on investments	6,742	(4,735)
Realized gain distribution received	30,508	30,791
Change in unrealized appreciation/(depreciation) on investments	5,625	103,141

Net increase (decrease) in net assets resulting from operations	38,954	125,118

Contributions and (Withdrawals):
Payments received from policyowners	44,669	3,494
Policyowners' surrenders	(16,287)	(101,384)
Policyowners' annuity and death benefits	(5,249)	—
Net transfers from (to) Fixed Account	(26,527)	888
Transfers between Investment Divisions	(544,523)	(8,325)

Net contributions and (withdrawals)	(547,917)	(105,327)

Increase (decrease) in net assets	(508,963)	19,791

NET ASSETS:
Beginning of period	508,963	489,172

End of period	$—	$508,963

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Accounts-I and -II
Non-Qualified and Tax-Qualified Policies
Notes to Financial Statements

NOTE 1—Organization and Significant Accounting Policies:

NYLIAC Variable Annuity Separate Account-I (“Separate Account-I”) and NYLIAC Variable Annuity Separate Account-II (“Separate Account-II”) were established on October 5, 1992, under Delaware law by New York Life Insurance and Annuity Corporation (“NYLIAC”), a wholly-owned subsidiary of New York Life Insurance Company (“NYLIC”). These accounts were established to receive and invest premium payments under Non-Qualified Flexible Premium Multi-Funded Variable Retirement Annuity Policies (“Separate Account-I”) and Tax-Qualified Flexible Premium Multi-Funded Variable Retirement Annuity Policies (“Separate Account-II”) issued by NYLIAC. Sales of these policies were discontinued effective May 10, 2002. Separate Account-I policies are designed to establish retirement benefits to provide individuals with supplemental retirement income. Separate Account-II policies are designed to establish retirement benefits for individuals who participate in tax-qualified pension, profit sharing or annuity plans. The policies are distributed by NYLIFE Distributors LLC and sold by registered representatives of NYLIFE Securities LLC. NYLIFE Securities LLC and NYLIFE Distributors LLC are both indirect, wholly-owned subsidiaries of NYLIC. Separate Account-I and Separate Account-II are registered under the Investment Company Act of 1940, as amended, as unit investment trusts that follows the accounting and reporting guidance under ASC 946.

The assets of Separate Account-I and Separate Account-II are invested in shares of eligible portfolios of the MainStay VP Funds Trust, the AIM Variable Insurance Funds, the American Funds Insurance Series®, the BlackRock® Variable Series Funds, Inc., the BlackRock® Variable Series Funds II, Inc., the BNY Mellon Investment Portfolios, the Columbia Funds Variable Insurance Trust, the Columbia Funds Variable Series Trust II, the Delaware VIP® Trust, the Deutsche DWS Variable Series II, the Fidelity Variable Insurance Products Fund, Franklin Resources, Inc., the Janus Aspen Series, the MFS® Variable Insurance Trust, the MFS® Variable Insurance Trust II, the MFS® Variable Insurance Trust III, the Morgan Stanley Variable Insurance Fund, Inc., the Neuberger Berman Advisers Management Trust and the PIMCO Variable Insurance Trust, (collectively “Funds”). These assets are clearly identified and distinguished from the other assets and liabilities of NYLIAC. These assets are the property of NYLIAC; however, the portion of the assets attributable to the policies will not be charged with liabilities arising out of any other business NYLIAC may conduct. The Fixed Account represents a portion of the general account assets of NYLIAC and is not included in this report. NYLIAC’s Fixed Account may be charged with liabilities arising out of other business NYLIAC may conduct.

The following Investment Divisions, with their respective Fund portfolios, are available in Separate Account-I and Separate
Account-II:

MainStay VP Balanced—Service Class
MainStay VP Bond—Initial Class
MainStay VP CBRE Global Infrastructure—Service Class (formerly MainStay VP Cushing® Renaissance Advantage—Service Class)
MainStay VP Conservative Allocation—Service Class
MainStay VP Emerging Markets Equity—Initial Class
MainStay VP Epoch U.S. Equity Yield—Initial Class
MainStay VP Fidelity Institutional AM® Utilities—Service Class
MainStay VP Floating Rate—Service Class
MainStay VP Growth Allocation—Service Class
MainStay VP Income Builder—Initial Class
MainStay VP IQ Hedge Multi-Strategy—Service Class
MainStay VP Janus Henderson Balanced—Initial Class
MainStay VP MacKay Common Stock—Initial Class
MainStay VP MacKay Convertible—Initial Class
MainStay VP MacKay Government—Initial Class
MainStay VP MacKay Growth—Initial Class
MainStay VP MacKay High Yield Corporate Bond—Initial Class
MainStay VP MacKay International Equity—Initial Class
MainStay VP MacKay Mid Cap Core—Initial Class
MainStay VP MacKay S&P 500 Index—Initial Class
MainStay VP MacKay Small Cap Core—Initial Class
MainStay VP MacKay Unconstrained Bond—Service Class
MainStay VP Mellon Natural Resources—Initial Class
MainStay VP Moderate Allocation—Service Class

NYLIAC Variable Annuity Separate Accounts-I and -II
Non-Qualified and Tax-Qualified Policies
Notes to Financial Statements (Continued)

NOTE 1—Organization and Significant Accounting Policies (Continued):
MainStay VP Moderate Growth Allocation—Service Class
MainStay VP PIMCO Real Return—Service Class
MainStay VP Small Cap Growth—Initial Class (formerly MainStay VP Eagle Small Cap Growth—Initial Class)
MainStay VP Small Cap Growth—Service Class (formerly MainStay VP Eagle Small Cap Growth—Service Class)
MainStay VP T. Rowe Price Equity Income—Initial Class
MainStay VP U.S. Government Money Market—Initial Class
MainStay VP Winslow Large Cap Growth—Initial Class (formerly MainStay VP Large Cap Growth—Initial Class)
American Funds IS Asset Allocation Fund—Class 4
American Funds IS Blue Chip Income and Growth Fund—Class 4
American Funds IS Global Small Capitalization Fund—Class 4
American Funds IS Growth Fund—Class 4
American Funds IS New World Fund®—Class 4
BlackRock® Global Allocation V.I. Fund—Class III
BlackRock® High Yield V.I. Fund—Class III
BNY Mellon IP Technology Growth Portfolio—Initial Shares
ClearBridge Variable Appreciation Portfolio—Class II
Columbia Variable Portfolio—Commodity Strategy Fund—Class 2
Columbia Variable Portfolio—Emerging Markets Bond Fund—Class 2
Columbia Variable Portfolio—Small Cap Value Fund—Class 2
Delaware VIP® Small Cap Value Series—Service Class
DWS Alternative Asset Allocation VIP—Class B
Fidelity® VIP Bond Index Portfolio—Service Class 2
Fidelity® VIP ContrafundSM Portfolio—Initial Class
Fidelity® VIP Emerging Markets Portfolio—Service Class 2
Fidelity® VIP Equity-Income PortfolioSM—Initial Class
Fidelity® VIP FundsManager® 60% Portfolio—Service Class
Fidelity® VIP Growth Opportunities Portfolio—Service Class 2
Fidelity® VIP Health Care Portfolio—Service Class 2
Fidelity® VIP International Index Portfolio—Service Class 2
Fidelity® VIP Mid Cap Portfolio—Service Class 2
Invesco Oppenheimer V.I. Main Street Small Cap Fund®—Series II Shares
Invesco V.I. International Growth Fund—Series II Shares
Janus Henderson Enterprise Portfolio—Service Shares
Janus Henderson Global Research Portfolio—Institutional Shares
Legg Mason/QS Aggressive Model Portfolio—Class II
Legg Mason/QS Conservative Model Portfolio—Class II
Legg Mason/QS Moderate Model Portfolio—Class II
Legg Mason/QS Moderately Aggressive Model Portfolio—Class II
Legg Mason/QS Moderately Conservative Model Portfolio—Class II
MFS® International Intrinsic Value Portfolio—Service Class
MFS® Investors Trust Series—Initial Class
MFS® Mid Cap Value Portfolio—Service Class
MFS® Research Series—Initial Class
Morgan Stanley VIF U.S. Real Estate Portfolio—Class II
Neuberger Berman AMT Mid Cap Growth Portfolio—Class S
PIMCO VIT Income Portfolio—Advisor Class
PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)—Advisor Class
PIMCO VIT Low Duration Portfolio—Advisor Class
PIMCO VIT Total Return Portfolio—Advisor Class
________________
New investments in the MainStay VP Emerging Markets Equity, MainStay VP MacKay Growth, MainStay VP T. Rowe Price Equity Income and Columbia Variable Portfolio—Commodity Strategy Fund—Class 2 Investment Divisions are restricted to those policies already invested in these Investment Divisions.

NYLIAC Variable Annuity Separate Accounts-I and -II
Non-Qualified and Tax-Qualified Policies
Notes to Financial Statements (Continued)

NOTE 1—Organization and Significant Accounting Policies (Continued):

On November 23, 2020, the following fund substitutions took place: Shares of the MainStay VP Indexed Bond—Service Class were substituted for shares of the Fidelity® VIP Bond Index Portfolio—Service Class 2, shares of the Invesco V.I. American Value Fund—Series II Shares were substituted for shares of the MFS® Mid Cap Value Portfolio—Service Class and shares of the Victory VIF Diversified Stock Fund—Class A Shares were substituted for shares of the MainStay VP MacKay S&P 500 Index—Initial Class.

Initial premium payments were allocated to the MainStay VP U.S. Government Money Market Investment Division until 15 days after the policy issue date. Subsequent premium payments for flexible premium policies are generally allocated to the Investment Divisions of Separate Account-I or Separate Account-II and the Fixed Account at the close of the business day they are received, in accordance with the policyowner’s instructions. In addition, the policyowner has the option to transfer amounts between the Investment Divisions of Separate Account-I or Separate Account-II and the Fixed Account of NYLIAC, subject to certain restrictions.
No Federal income tax is payable on investment income or capital gains of Separate Account-I or Separate Account-II under current Federal income tax law.
Security Valuation—The investments are valued at the net asset value (“NAV”) of shares of the respective Fund portfolios.
Security Transactions—Realized gains and losses from security transactions are reported on the identified cost basis. Security transactions are accounted for as of the date the securities are purchased or sold (trade date).
Distributions Received—Dividend income and capital gain distributions are recorded on the ex-dividend date and reinvested in the corresponding Fund portfolio.
The authoritative guidance defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The authoritative guidance also establishes a framework for measuring fair value that includes a hierarchy used to classify the inputs used in measuring fair value. The hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three levels. The level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement.
The levels of the fair value hierarchy are based on the inputs to the valuation as follows:
Level 1—Fair value is based on unadjusted quoted prices for identical assets or liabilities in an active market. Active markets are defined as a market in which many transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
Level 2—Observable inputs other than Level 1 prices, such as quoted prices for similar instruments, quoted prices in markets that are not active, and inputs to model-derived valuations that are directly observable or can be corroborated by observable market data for substantially the full term of the asset.
Level 3—Instruments who values are based on prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. These inputs reflect management’s own assumptions in pricing of the asset or liability.
Investments in the mutual funds represent open-end mutual funds in which the valuation is based on the aggregate NAV of the shares held at the valuation date, which represents fair value, and are classified as level 1.
The amounts shown as net receivable from (payable to) NYLIAC on the Statement of Assets and Liabilities reflect transactions that occurred on the last business day of the reporting period. These amounts will be deposited to or withdrawn from the separate account in accordance with the policyowners’ instructions on the first business day subsequent to the close of the period presented. The amounts shown as net receivable from (payable to) the Fund for shares sold or purchased represent unsettled trades.
The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
Each Investment Division of the Separate Account indirectly bears exposure to the market, credit and liquidity risks of the Fund portfolio in which it invests. These financial statements should be read in conjunction with the financial statements and footnotes of the Fund portfolios.

NYLIAC Variable Annuity Separate Accounts-I and -II
Non-Qualified and Tax-Qualified Policies
Notes to Financial Statements (Continued)

NOTE 2—Purchases and Sales (in 000’s):
The cost of purchases and proceeds from sales of investments for the year ended December 31, 2020 were as follows:

Separate Account-I (Non-Qualified Policies)	Purchases	Sales
MainStay VP Balanced—Service Class	$372	$316
MainStay VP Bond—Initial Class	716	522
MainStay VP CBRE Global Infrastructure—Service Class	5	21
MainStay VP Conservative Allocation—Service Class	314	1,052
MainStay VP Emerging Markets Equity—Initial Class	60	313
MainStay VP Epoch U.S. Equity Yield—Initial Class	1,198	2,151
MainStay VP Fidelity Institutional AM® Utilities—Service Class	868	1,427
MainStay VP Floating Rate—Service Class	401	398
MainStay VP Growth Allocation—Service Class	121	147
MainStay VP Income Builder—Initial Class	1,809	3,826
MainStay VP Indexed Bond—Service Class	203	310
MainStay VP IQ Hedge Multi-Strategy—Service Class	14	79
MainStay VP Janus Henderson Balanced—Initial Class	1,043	1,851
MainStay VP MacKay Common Stock—Initial Class	1,925	2,010
MainStay VP MacKay Convertible—Initial Class	1,151	1,119
MainStay VP MacKay Government—Initial Class	622	801
MainStay VP MacKay Growth—Initial Class	3,784	4,402
MainStay VP MacKay High Yield Corporate Bond—Initial Class	2,348	4,556
MainStay VP MacKay International Equity—Initial Class	392	497
MainStay VP MacKay Mid Cap Core—Initial Class	635	878
MainStay VP MacKay S&P 500 Index—Initial Class	1,812	6,540
MainStay VP MacKay Small Cap Core—Initial Class	86	382
MainStay VP MacKay Unconstrained Bond—Service Class	78	559
MainStay VP Mellon Natural Resources—Initial Class	161	366
MainStay VP Moderate Allocation—Service Class	462	608
MainStay VP Moderate Growth Allocation—Service Class	435	968
MainStay VP PIMCO Real Return—Service Class	310	236
MainStay VP Small Cap Growth—Initial Class	105	417
MainStay VP Small Cap Growth—Service Class	110	85
MainStay VP T. Rowe Price Equity Income—Initial Class	546	547
MainStay VP U.S. Government Money Market—Initial Class	3,536	4,011
MainStay VP Winslow Large Cap Growth—Initial Class	1,082	1,336
American Funds IS Asset Allocation Fund—Class 4	241	181
American Funds IS Blue Chip Income and Growth Fund—Class 4	30	28
American Funds IS Global Small Capitalization Fund—Class 4	27	39
American Funds IS Growth Fund—Class 4	415	125
American Funds IS New World Fund®—Class 4	25	74
BlackRock® Global Allocation V.I. Fund—Class III	92	305
BlackRock® High Yield V.I. Fund—Class III	292	274
BNY Mellon IP Technology Growth Portfolio—Initial Shares	1,114	667
ClearBridge Variable Appreciation Portfolio—Class II	10	5
Columbia Variable Portfolio—Commodity Strategy Fund—Class 2	5	5
Columbia Variable Portfolio—Emerging Markets Bond Fund—Class 2	11	63
Columbia Variable Portfolio—Small Cap Value Fund—Class 2	55	130
Delaware VIP® Small Cap Value Series—Service Class	26	11
DWS Alternative Asset Allocation VIP—Class B	21	58
Fidelity® VIP Bond Index Portfolio—Service Class 2	165	27
Fidelity® VIP ContrafundSM Portfolio—Initial Class	348	3,660

NYLIAC Variable Annuity Separate Accounts-I and -II
Non-Qualified and Tax-Qualified Policies
Notes to Financial Statements (Continued)

NOTE 2—Purchases and Sales (in 000’s) (Continued):

Separate Account-I (Non-Qualified Policies)	Purchases	Sales
Fidelity® VIP Emerging Markets Portfolio—Service Class 2	$20	$4
Fidelity® VIP Equity-Income PortfolioSM—Initial Class	434	699
Fidelity® VIP FundsManager® 60% Portfolio—Service Class	20	1
Fidelity® VIP Growth Opportunities Portfolio—Service Class 2	1,040	428
Fidelity® VIP Health Care Portfolio—Service Class 2	528	130
Fidelity® VIP International Index Portfolio—Service Class 2	22	1
Fidelity® VIP Mid Cap Portfolio—Service Class 2	45	525
Invesco V.I. American Value Fund—Series II Shares	13	113
Invesco V.I. International Growth Fund—Series II Shares	35	95
Janus Henderson Enterprise Portfolio—Service Shares	287	273
Janus Henderson Global Research Portfolio—Institutional Shares	1,028	752
Legg Mason/QS Conservative Model Portfolio—Class II	81	87
Legg Mason/QS Moderate Model Portfolio—Class II	920	1
Legg Mason/QS Moderately Aggressive Model Portfolio—Class II	49	—
Legg Mason/QS Moderately Conservative Model Portfolio—Class II	148	—
MFS® International Intrinsic Value Portfolio—Service Class	68	29
MFS® Investors Trust Series—Initial Class	44	213
MFS® Mid Cap Value Portfolio—Service Class	54	3
MFS® Research Series—Initial Class	126	288
Morgan Stanley VIF U.S. Real Estate Portfolio—Class II	51	117
Neuberger Berman AMT Mid Cap Growth Portfolio—Class S	293	259
PIMCO VIT Income Portfolio—Advisor Class	29	—
PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)—Advisor Class	92	175
PIMCO VIT Low Duration Portfolio—Advisor Class	44	32
PIMCO VIT Total Return Portfolio—Advisor Class	469	363
Victory VIF Diversified Stock Fund—Class A Shares	10	191
Total	$35,531	$53,162

NYLIAC Variable Annuity Separate Accounts-I and -II
Non-Qualified and Tax-Qualified Policies
Notes to Financial Statements (Continued)

NOTE 2—Purchases and Sales (in 000’s) (Continued):

Separate Account-II (Tax-Qualified Policies)	Purchases	Sales
MainStay VP Balanced—Service Class	$388	$1,050
MainStay VP Bond—Initial Class	698	1,489
MainStay VP CBRE Global Infrastructure—Service Class	28	4
MainStay VP Conservative Allocation—Service Class	939	1,621
MainStay VP Emerging Markets Equity—Initial Class	137	426
MainStay VP Epoch U.S. Equity Yield—Initial Class	1,850	3,013
MainStay VP Fidelity Institutional AM® Utilities—Service Class	1,431	2,746
MainStay VP Floating Rate—Service Class	283	599
MainStay VP Growth Allocation—Service Class	480	1,032
MainStay VP Income Builder—Initial Class	2,500	4,047
MainStay VP Indexed Bond—Service Class	219	535
MainStay VP IQ Hedge Multi-Strategy—Service Class	83	149
MainStay VP Janus Henderson Balanced—Initial Class	2,230	3,909
MainStay VP MacKay Common Stock—Initial Class	3,285	4,596
MainStay VP MacKay Convertible—Initial Class	1,013	1,710
MainStay VP MacKay Government—Initial Class	844	1,060
MainStay VP MacKay Growth—Initial Class	6,679	6,779
MainStay VP MacKay High Yield Corporate Bond—Initial Class	2,964	5,039
MainStay VP MacKay International Equity—Initial Class	676	1,315
MainStay VP MacKay Mid Cap Core—Initial Class	950	1,778
MainStay VP MacKay S&P 500 Index—Initial Class	3,097	8,019
MainStay VP MacKay Small Cap Core—Initial Class	153	633
MainStay VP MacKay Unconstrained Bond—Service Class	269	561
MainStay VP Mellon Natural Resources—Initial Class	192	525
MainStay VP Moderate Allocation—Service Class	1,203	2,879
MainStay VP Moderate Growth Allocation—Service Class	848	2,152
MainStay VP PIMCO Real Return—Service Class	315	305
MainStay VP Small Cap Growth—Initial Class	251	908
MainStay VP Small Cap Growth—Service Class	160	102
MainStay VP T. Rowe Price Equity Income—Initial Class	1,112	1,027
MainStay VP U.S. Government Money Market—Initial Class	7,269	4,995
MainStay VP Winslow Large Cap Growth—Initial Class	1,939	2,187
American Funds IS Asset Allocation Fund—Class 4	631	202
American Funds IS Blue Chip Income and Growth Fund—Class 4	329	307
American Funds IS Global Small Capitalization Fund—Class 4	56	51
American Funds IS Growth Fund—Class 4	331	190
American Funds IS New World Fund®—Class 4	101	173
BlackRock® Global Allocation V.I. Fund—Class III	403	519
BlackRock® High Yield V.I. Fund—Class III	396	129
BNY Mellon IP Technology Growth Portfolio—Initial Shares	1,485	1,558
ClearBridge Variable Appreciation Portfolio—Class II	31	69
Columbia Variable Portfolio—Commodity Strategy Fund—Class 2	6	1
Columbia Variable Portfolio—Emerging Markets Bond Fund—Class 2	57	54
Columbia Variable Portfolio—Small Cap Value Fund—Class 2	141	355
Delaware VIP® Small Cap Value Series—Service Class	77	31
DWS Alternative Asset Allocation VIP—Class B	85	100
Fidelity® VIP Bond Index Portfolio—Service Class 2	325	9
Fidelity® VIP ContrafundSM Portfolio—Initial Class	686	6,400

NYLIAC Variable Annuity Separate Accounts-I and -II
Non-Qualified and Tax-Qualified Policies
Notes to Financial Statements (Continued)

NOTE 2—Purchases and Sales (in 000’s) (Continued):

Separate Account-II (Tax-Qualified Policies)	Purchases	Sales
Fidelity® VIP Emerging Markets Portfolio—Service Class 2	118	12
Fidelity® VIP Equity-Income PortfolioSM—Initial Class	$1,070	$1,381
Fidelity® VIP FundsManager® 60% Portfolio—Service Class	146	23
Fidelity® VIP Growth Opportunities Portfolio—Service Class 2	1,661	1,154
Fidelity® VIP Health Care Portfolio—Service Class 2	510	88
Fidelity® VIP International Index Portfolio—Service Class 2	25	52
Fidelity® VIP Mid Cap Portfolio—Service Class 2	176	1,001
Invesco Oppenheimer V.I. Main Street Small Cap Fund®—Series II Shares	17	1
Invesco V.I. American Value Fund—Series II Shares	33	201
Invesco V.I. International Growth Fund—Series II Shares	58	120
Janus Henderson Enterprise Portfolio—Service Shares	319	243
Janus Henderson Global Research Portfolio—Institutional Shares	1,176	1,880
Legg Mason/QS Aggressive Model Portfolio—Class II	134	9
Legg Mason/QS Conservative Model Portfolio—Class II	282	2
Legg Mason/QS Moderate Model Portfolio—Class II	1,037	224
Legg Mason/QS Moderately Aggressive Model Portfolio—Class II	298	133
Legg Mason/QS Moderately Conservative Model Portfolio—Class II	620	6
MFS® International Intrinsic Value Portfolio—Service Class	169	164
MFS® Investors Trust Series—Initial Class	126	313
MFS® Mid Cap Value Portfolio—Service Class	130	—
MFS® Research Series—Initial Class	124	312
Morgan Stanley VIF U.S. Real Estate Portfolio—Class II	72	189
Neuberger Berman AMT Mid Cap Growth Portfolio—Class S	626	572
PIMCO VIT Income Portfolio—Advisor Class	63	—
PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)—Advisor Class	257	313
PIMCO VIT Low Duration Portfolio—Advisor Class	298	43
PIMCO VIT Total Return Portfolio—Advisor Class	914	435
Victory VIF Diversified Stock Fund—Class A Shares	82	604
Total	$60,166	$86,813

NYLIAC Variable Annuity Separate Accounts-I and -II
Non-Qualified and Tax-Qualified Policies
Notes to Financial Statements (Continued)

NOTE 3—Expenses and Related Party Transactions:
New York Life Investment Management LLC (“New York Life Investments”) provides investment advisory services to the MainStay VP Funds Trust, for a fee. New York Life Investments retains several sub-advisors, including Brown Advisory LLC ("Brown Advisory"), Candriam Belgium S.A. (“Candriam Belgium”), CBRE Clarion Securities ("CBRE Clarion"), Epoch Investment Partners, Inc. (“Epoch”), FIAM LLC ("FIAM"), IndexIQ Advisors LLC ("IndexIQ Advisors"), Janus Capital Management LLC (“Janus Capital”), MacKay Shields LLC (“MacKay”), Mellon Investments Corporation ("Mellon"), New York Life Investors LLC (“NYLI ”), Pacific Investment Management Company LLC (“PIMCO”), Segall Bryant & Hamill, LLC ("SBH"), T. Rowe Price Associates, Inc. (“T. Rowe Price”), and Winslow Capital Management, LLC. (“Winslow Capital”) to provide investment advisory services to certain portfolios of the MainStay VP Funds Trust.
New York Life Investments, MacKay, IndexIQ Advisors and NYLI are all indirect, wholly-owned subsidiaries of NYLIC. Brown Advisory is a wholly-owned subsidiary of Brown Advisory Management, LLC. Candriam Belgium is a part of Candriam Investors Group. CBRE Clarion is the listed securities investment management arm of CBRE Global Investors. Epoch is an indirect, wholly-owned subsidiary of Toronto Dominion Bank. FIAM is an indirectly held wholly-owned subsidiary of FMR LLC. Janus Capital is a wholly-owned subsidiary of Janus Henderson Group Plc, doing business as Janus Henderson Investors. Mellon is a specialist multi-asset investment manager formed by the combination of certain Bank of New York Mellon affiliated investment management firms. PIMCO is a majority owned subsidiary of Allianz Asset Management of America L.P. SBH and T. Rowe Price are independent investment advisory firms. Winslow Capital is a wholly-owned subsidiary of Nuveen,LLC.
NYLIAC deducts a surrender charge on certain partial withdrawals and surrenders. This charge is 7% during the first three policy years and declines 1% per year for each additional policy year, until the ninth policy year, after which no charge is made. Surrender charges are paid to NYLIAC. This charge is shown with policyowners’ surrenders in the accompanying Statements of Changes in Net Assets.
NYLIAC also deducts an annual policy service charge from the policy’s accumulation value on each policy anniversary date and upon surrender, if on the policy anniversary and/or date of surrender the accumulation value is less than $10,000. This charge is the lesser of $30 or 2% of the accumulation value. This charge is shown as a reduction to payments received from policyowners in the accompanying Statements of Changes in Net Assets.
Separate Account-I and Separate Account-II are charged for mortality and expense risks assumed and administrative services provided by NYLIAC. These charges are made daily at an annual rate of 1.20% and .10%, respectively, of the daily average variable accumulation value of each Investment Division, and is the same rate for each of the five periods presented in the Financial Highlights Section. These charges are disclosed on the accompanying Statement of Operations.
Separate Account-I and Separate Account-II policyowners may pay certain Fund portfolio company operating expenses during the time they own their policy, which are reflected in the daily computation of NAVs for the Funds. NYLIAC may receive payment or compensation from the Funds resulting from certain of these operating expenses in connection with the administration, distribution and other services it provides to the Funds, some of whom may be affiliates of NYLIAC. Management Fees (which may include administration and/or advisory fees) range from 0.00% to 1.00%, distribution (12b-1) fees range from 0.00% to 0.30%, and other expenses range from 0.00% to 1.21%. These ranges are shown as a percentage of average net assets as of December 31, 2019, and approximate the ranges as of December 31, 2020.

NOTE 4—Distribution of Net Income:
Separate Account-I and Separate Account-II do not expect to declare dividends to policyowners from accumulated net investment income and realized gains. The income and gains are distributed to policyowners as part of withdrawals of amounts (in the form of surrenders, death benefits, transfers, or annuity payments) in excess of the net premium payments.

NYLIAC Variable Annuity Separate Accounts-I and -II
Non-Qualified and Tax-Qualified Policies
Notes to Financial Statements (Continued)

NOTE 5—Changes in Units Outstanding (in 000’s):
The changes in units outstanding for the years ended December 31, 2020 and 2019 were as follows:

	2020			2019
Separate Account-I (Non-Qualified Policies)	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
MainStay VP Balanced—Service Class	12	(15)	(3)	14	(26)	(12)
MainStay VP Bond—Initial Class	24	(18)	6	14	(29)	(15)
MainStay VP CBRE Global Infrastructure—Service Class	—	(3)	(3)	—	—	—
MainStay VP Conservative Allocation—Service Class	8	(56)	(48)	11	(75)	(64)
MainStay VP Emerging Markets Equity—Initial Class	1	(32)	(31)	3	(45)	(42)
MainStay VP Epoch U.S. Equity Yield—Initial Class	13	(82)	(69)	4	(100)	(96)
MainStay VP Fidelity Institutional AM® Utilities—Service Class	20	(87)	(67)	7	(62)	(55)
MainStay VP Floating Rate—Service Class	21	(28)	(7)	20	(82)	(62)
MainStay VP Growth Allocation—Service Class	2	(8)	(6)	1	(45)	(44)
MainStay VP Income Builder—Initial Class	11	(78)	(67)	17	(88)	(71)
MainStay VP Indexed Bond—Service Class	18	(28)	(10)	3	—	3
MainStay VP IQ Hedge Multi-Strategy—Service Class	1	(9)	(8)	2	(8)	(6)
MainStay VP Janus Henderson Balanced—Initial Class	10	(86)	(76)	5	(106)	(101)
MainStay VP MacKay Common Stock—Initial Class	2	(25)	(23)	2	(42)	(40)
MainStay VP MacKay Convertible—Initial Class	20	(21)	(1)	7	(22)	(15)
MainStay VP MacKay Government—Initial Class	24	(32)	(8)	28	(16)	12
MainStay VP MacKay Growth—Initial Class	5	(69)	(64)	3	(90)	(87)
MainStay VP MacKay High Yield Corporate Bond—Initial Class	16	(91)	(75)	10	(138)	(128)
MainStay VP MacKay International Equity—Initial Class	3	(13)	(10)	9	(28)	(19)
MainStay VP MacKay Mid Cap Core—Initial Class	7	(24)	(17)	3	(44)	(41)
MainStay VP MacKay S&P 500 Index—Initial Class	11	(74)	(63)	8	(93)	(85)
MainStay VP MacKay Small Cap Core—Initial Class	12	(40)	(28)	351	(38)	313
MainStay VP MacKay Unconstrained Bond—Service Class	5	(45)	(40)	8	(38)	(30)
MainStay VP Mellon Natural Resources—Initial Class	26	(69)	(43)	18	(188)	(170)
MainStay VP Moderate Allocation—Service Class	7	(30)	(23)	15	(84)	(69)
MainStay VP Moderate Growth Allocation—Service Class	2	(47)	(45)	9	(56)	(47)
MainStay VP PIMCO Real Return—Service Class	29	(22)	7	5	(10)	(5)
MainStay VP Small Cap Growth—Initial Class	1	(19)	(18)	2	(28)	(26)
MainStay VP Small Cap Growth—Service Class	4	(4)	—	11	(3)	8
MainStay VP T. Rowe Price Equity Income—Initial Class	6	(29)	(23)	2	(44)	(42)
MainStay VP U.S. Government Money Market—Initial Class	2,712	(3,051)	(339)	974	(912)	62
MainStay VP Winslow Large Cap Growth—Initial Class	13	(26)	(13)	9	(18)	(9)
American Funds IS Asset Allocation Fund—Class 4	21	(16)	5	52	(11)	41
American Funds IS Blue Chip Income and Growth Fund—Class 4	2	(2)	—	15	(5)	10
American Funds IS Global Small Capitalization Fund—Class 4	2	(3)	(1)	1	(8)	(7)
American Funds IS Growth Fund—Class 4	24	(7)	17	8	(4)	4
American Funds IS New World Fund®—Class 4	2	(7)	(5)	7	(10)	(3)
BlackRock® Global Allocation V.I. Fund—Class III	1	(21)	(20)	5	(23)	(18)
BlackRock® High Yield V.I. Fund—Class III	23	(23)	—	8	(9)	(1)
BNY Mellon IP Technology Growth Portfolio—Initial Shares	20	(16)	4	8	(16)	(8)
ClearBridge Variable Appreciation Portfolio—Class II	1	—	1	2	(1)	1
Columbia Variable Portfolio—Commodity Strategy Fund—Class 2	—	(1)	(1)	2	—	2
Columbia Variable Portfolio—Emerging Markets Bond Fund—Class 2	—	(6)	(6)	10	(2)	8

NYLIAC Variable Annuity Separate Accounts-I and -II
Non-Qualified and Tax-Qualified Policies
Notes to Financial Statements (Continued)

NOTE 5—Changes in Units Outstanding (in 000’s) (Continued):

	2020			2019
Separate Account-I (Non-Qualified Policies)	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Columbia Variable Portfolio—Small Cap Value Fund—Class 2	2	(6)	(4)	—	(4)	(4)
Delaware VIP® Small Cap Value Series—Service Class	2	(1)	1	11	—	11
DWS Alternative Asset Allocation VIP—Class B	2	(6)	(4)	10	(1)	9
Fidelity® VIP Bond Index Portfolio—Service Class 2	17	(3)	14	—	—	—
Fidelity® VIP ContrafundSM Portfolio—Initial Class	2	(47)	(45)	4	(57)	(53)
Fidelity® VIP Emerging Markets Portfolio—Service Class 2	1	—	1	2	(4)	(2)
Fidelity® VIP Equity-Income PortfolioSM—Initial Class	3	(18)	(15)	2	(27)	(25)
Fidelity® VIP FundsManager® 60% Portfolio—Service Class	1	—	1	3	—	3
Fidelity® VIP Growth Opportunities Portfolio—Service Class 2	33	(17)	16	22	(4)	18
Fidelity® VIP Health Care Portfolio—Service Class 2	39	(11)	28	7	(1)	6
Fidelity® VIP International Index Portfolio—Service Class 2	2	—	2	2	—	2
Fidelity® VIP Mid Cap Portfolio—Service Class 2	1	(14)	(13)	2	(14)	(12)
Invesco V.I. American Value Fund—Series II Shares	1	(9)	(8)	1	(5)	(4)
Invesco V.I. International Growth Fund—Series II Shares	3	(8)	(5)	—	(3)	(3)
Janus Henderson Enterprise Portfolio—Service Shares	17	(21)	(4)	31	(4)	27
Janus Henderson Global Research Portfolio—Institutional Shares	16	(21)	(5)	13	(27)	(14)
Legg Mason/QS Conservative Model Portfolio—Class II	8	(8)	—	—	—	—
Legg Mason/QS Moderate Model Portfolio—Class II	79	—	79	—	—	—
Legg Mason/QS Moderately Aggressive Model Portfolio—Class II	4	—	4	—	—	—
Legg Mason/QS Moderately Conservative Model Portfolio—Class II	13	—	13	—	—	—
MFS® International Intrinsic Value Portfolio—Service Class	5	(2)	3	4	(1)	3
MFS® Investors Trust Series—Initial Class	1	(8)	(7)	2	(12)	(10)
MFS® Mid Cap Value Portfolio—Service Class	4	—	4	—	—	—
MFS® Research Series—Initial Class	3	(9)	(6)	1	(3)	(2)
Morgan Stanley VIF U.S. Real Estate Portfolio—Class II	3	(10)	(7)	1	(16)	(15)
Neuberger Berman AMT Mid Cap Growth Portfolio—Class S	6	(6)	—	2	(5)	(3)
PIMCO VIT Income Portfolio—Advisor Class	3	—	3	—	—	—
PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)—Advisor Class	5	(14)	(9)	7	(18)	(11)
PIMCO VIT Low Duration Portfolio—Advisor Class	4	(3)	1	1	(10)	(9)
PIMCO VIT Total Return Portfolio—Advisor Class	38	(31)	7	26	(18)	8
Victory VIF Diversified Stock Fund—Class A Shares	—	(7)	(7)	—	(3)	(3)

NYLIAC Variable Annuity Separate Accounts-I and -II
Non-Qualified and Tax-Qualified Policies
Notes to Financial Statements (Continued)

NOTE 5—Changes in Units Outstanding (in 000’s) (Continued):

The changes in units outstanding for the years ended December 31, 2020 and 2019 were as follows:

	2020			2019
Separate Account-II (Tax-Qualified Policies)	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
MainStay VP Balanced—Service Class	10	(54)	(44)	20	(49)	(29)
MainStay VP Bond—Initial Class	21	(53)	(32)	19	(37)	(18)
MainStay VP CBRE Global Infrastructure—Service Class	5	(1)	4	7	(11)	(4)
MainStay VP Conservative Allocation—Service Class	40	(88)	(48)	39	(78)	(39)
MainStay VP Emerging Markets Equity—Initial Class	5	(43)	(38)	9	(57)	(48)
MainStay VP Epoch U.S. Equity Yield—Initial Class	16	(109)	(93)	12	(147)	(135)
MainStay VP Fidelity Institutional AM® Utilities—Service Class	22	(163)	(141)	31	(180)	(149)
MainStay VP Floating Rate—Service Class	13	(42)	(29)	31	(68)	(37)
MainStay VP Growth Allocation—Service Class	11	(58)	(47)	19	(41)	(22)
MainStay VP Income Builder—Initial Class	13	(81)	(68)	19	(108)	(89)
MainStay VP Indexed Bond—Service Class	19	(48)	(29)	17	(9)	8
MainStay VP IQ Hedge Multi-Strategy—Service Class	9	(18)	(9)	4	(26)	(22)
MainStay VP Janus Henderson Balanced—Initial Class	19	(185)	(166)	25	(237)	(212)
MainStay VP MacKay Common Stock—Initial Class	6	(59)	(53)	2	(59)	(57)
MainStay VP MacKay Convertible—Initial Class	16	(33)	(17)	24	(34)	(10)
MainStay VP MacKay Government—Initial Class	33	(42)	(9)	21	(24)	(3)
MainStay VP MacKay Growth—Initial Class	10	(107)	(97)	3	(149)	(146)
MainStay VP MacKay High Yield Corporate Bond—Initial Class	20	(99)	(79)	23	(117)	(94)
MainStay VP MacKay International Equity—Initial Class	10	(38)	(28)	6	(31)	(25)
MainStay VP MacKay Mid Cap Core—Initial Class	8	(48)	(40)	9	(44)	(35)
MainStay VP MacKay S&P 500 Index—Initial Class	18	(88)	(70)	12	(130)	(118)
MainStay VP MacKay Small Cap Core—Initial Class	23	(67)	(44)	490	(47)	443
MainStay VP MacKay Unconstrained Bond—Service Class	18	(45)	(27)	13	(41)	(28)
MainStay VP Mellon Natural Resources—Initial Class	31	(102)	(71)	30	(128)	(98)
MainStay VP Moderate Allocation—Service Class	33	(152)	(119)	59	(147)	(88)
MainStay VP Moderate Growth Allocation—Service Class	14	(108)	(94)	32	(131)	(99)
MainStay VP PIMCO Real Return—Service Class	29	(29)	—	17	(39)	(22)
MainStay VP Small Cap Growth—Initial Class	3	(41)	(38)	5	(42)	(37)
MainStay VP Small Cap Growth—Service Class	9	(6)	3	9	(7)	2
MainStay VP T. Rowe Price Equity Income—Initial Class	19	(55)	(36)	4	(71)	(67)
MainStay VP U.S. Government Money Market—Initial Class	5,591	(3,794)	1,797	1,440	(2,504)	(1,064)
MainStay VP Winslow Large Cap Growth—Initial Class	23	(43)	(20)	14	(33)	(19)
American Funds IS Asset Allocation Fund—Class 4	54	(17)	37	82	(14)	68
American Funds IS Blue Chip Income and Growth Fund—Class 4	31	(29)	2	37	(17)	20
American Funds IS Global Small Capitalization Fund—Class 4	4	(4)	—	2	(2)	—
American Funds IS Growth Fund—Class 4	22	(13)	9	17	(4)	13
American Funds IS New World Fund®—Class 4	9	(14)	(5)	11	(13)	(2)
BlackRock® Global Allocation V.I. Fund—Class III	18	(37)	(19)	4	(63)	(59)
BlackRock® High Yield V.I. Fund—Class III	30	(10)	20	13	(4)	9
BNY Mellon IP Technology Growth Portfolio—Initial Shares	23	(40)	(17)	16	(24)	(8)
ClearBridge Variable Appreciation Portfolio—Class II	2	(5)	(3)	8	(3)	5

NYLIAC Variable Annuity Separate Accounts-I and -II
Non-Qualified and Tax-Qualified Policies
Notes to Financial Statements (Continued)

NOTE 5—Changes in Units Outstanding (in 000’s) (Continued):

	2020			2019
Separate Account-II (Tax-Qualified Policies)	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Columbia Variable Portfolio—Commodity Strategy Fund—Class 2	—	—	—	—	—	—
Columbia Variable Portfolio—Emerging Markets Bond Fund—Class 2	5	(5)	—	8	(5)	3
Columbia Variable Portfolio—Small Cap Value Fund—Class 2	5	(17)	(12)	8	(14)	(6)
Delaware VIP® Small Cap Value Series—Service Class	8	(3)	5	9	(1)	8
DWS Alternative Asset Allocation VIP—Class B	8	(10)	(2)	19	(10)	9
Fidelity® VIP Bond Index Portfolio—Service Class 2	32	(1)	31	—	—	—
Fidelity® VIP ContrafundSM Portfolio—Initial Class	6	(84)	(78)	7	(96)	(89)
Fidelity® VIP Emerging Markets Portfolio—Service Class 2	8	(1)	7	14	(4)	10
Fidelity® VIP Equity-Income PortfolioSM—Initial Class	12	(35)	(23)	11	(36)	(25)
Fidelity® VIP FundsManager® 60% Portfolio—Service Class	13	(2)	11	4	—	4
Fidelity® VIP Growth Opportunities Portfolio—Service Class 2	54	(45)	9	53	(16)	37
Fidelity® VIP Health Care Portfolio—Service Class 2	37	(7)	30	10	—	10
Fidelity® VIP International Index Portfolio—Service Class 2	2	(5)	(3)	6	—	6
Fidelity® VIP Mid Cap Portfolio—Service Class 2	5	(26)	(21)	5	(33)	(28)
Invesco Oppenheimer V.I. Main Street Small Cap Fund®—Series II Shares	1	—	1	—	—	—
Invesco V.I. American Value Fund—Series II Shares	3	(15)	(12)	4	(6)	(2)
Invesco V.I. International Growth Fund—Series II Shares	4	(11)	(7)	4	(6)	(2)
Janus Henderson Enterprise Portfolio—Service Shares	21	(19)	2	37	(4)	33
Janus Henderson Global Research Portfolio—Institutional Shares	6	(51)	(45)	4	(73)	(69)
Legg Mason/QS Aggressive Model Portfolio—Class II	12	(1)	11	—	—	—
Legg Mason/QS Conservative Model Portfolio—Class II	27	—	27	—	—	—
Legg Mason/QS Moderate Model Portfolio—Class II	95	(21)	74	—	—	—
Legg Mason/QS Moderately Aggressive Model Portfolio—Class II	26	(11)	15	—	—	—
Legg Mason/QS Moderately Conservative Model Portfolio—Class II	56	—	56	—	—	—
MFS® International Intrinsic Value Portfolio—Service Class	13	(13)	—	18	(7)	11
MFS® Investors Trust Series—Initial Class	3	(11)	(8)	3	(9)	(6)
MFS® Mid Cap Value Portfolio—Service Class	10	—	10	—	—	—
MFS® Research Series—Initial Class	3	(10)	(7)	6	(8)	(2)
Morgan Stanley VIF U.S. Real Estate Portfolio—Class II	6	(20)	(14)	6	(7)	(1)
Neuberger Berman AMT Mid Cap Growth Portfolio—Class S	12	(14)	(2)	7	(8)	(1)
PIMCO VIT Income Portfolio—Advisor Class	6	—	6	—	—	—
PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)—Advisor Class	17	(26)	(9)	13	(23)	(10)
PIMCO VIT Low Duration Portfolio—Advisor Class	29	(4)	25	6	(13)	(7)
PIMCO VIT Total Return Portfolio—Advisor Class	76	(37)	39	58	(18)	40
Victory VIF Diversified Stock Fund—Class A Shares	3	(23)	(20)	—	(5)	(5)

NYLIAC Variable Annuity Separate Accounts-I and -II
Non-Qualified and Tax-Qualified Policies
Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights

The following table presents financial highlights for each Investment Division as of December 31, 2020, 2019, 2018, 2017 and 2016:

		Net Assets (in 000's)	Units Outstanding (in 000's)	Variable Accumulation Unit Value	Total Return[1]	Investment Income Ratio[2]
Separate Account-I (Non-Qualified Policies)
MainStay VP Balanced—Service Class	2020	$2,920	137	$21.34	6.2%	1.8%
	2019	2,819	140	20.09	15.0%	1.7%
	2018	2,662	152	17.47	(8.8)%	1.4%
	2017	3,331	174	19.16	8.3%	1.1%
	2016	3,313	187	17.68	8.5%	1.2%
MainStay VP Bond—Initial Class	2020	$5,308	192	$27.71	6.5%	2.1%
	2019	4,847	186	26.01	7.7%	2.6%
	2018	4,849	201	24.14	(2.3)%	2.7%
	2017	5,846	237	24.71	2.5%	2.5%
	2016	6,329	263	24.10	2.2%	2.6%
MainStay VP CBRE Global Infrastructure—Service Class	2020	$21	3	$6.36	(14.2)%	7.5%
	2019	44	6	7.41	3.7%	0.0%
	2018	42	6	7.14	(28.8)%	0.0%
	2017	56	6	10.03	6.2%	0.0%
	2016	72	8	9.44	26.8%	0.2%
MainStay VP Conservative Allocation—Service Class	2020	$5,016	265	$18.94	8.6%	1.8%
	2019	5,451	313	17.44	13.1%	2.4%
	2018	5,818	377	15.42	(7.9)%	2.1%
	2017	6,812	407	16.75	9.1%	1.8%
	2016	6,712	437	15.35	4.7%	2.4%
MainStay VP Emerging Markets Equity—Initial Class	2020	$1,667	145	$11.47	24.1%	3.3%
	2019	1,623	176	9.24	18.5%	1.4%
	2018	1,698	218	7.80	(21.6)%	1.4%
	2017	2,637	265	9.94	41.3%	1.2%
	2016	1,987	282	7.04	4.9%	0.5%

NYLIAC Variable Annuity Separate Accounts-I and -II
Non-Qualified and Tax-Qualified Policies
Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000's)	Units Outstanding (in 000's)	Variable Accumulation Unit Value	Total Return[1]	Investment Income Ratio[2]
MainStay VP Epoch U.S. Equity Yield—Initial Class	2020	$15,570	569	$27.35	(1.3)%	2.7%
	2019	17,678	638	27.70	22.6%	3.1%
	2018	16,580	734	22.60	(6.5)%	2.1%
	2017	19,819	821	24.16	17.1%	1.3%
	2016	19,835	962	20.62	3.5%	1.1%
MainStay VP Fidelity Institutional AM® Utilities—Service Class	2020	$6,995	401	$17.45	(1.9)%	2.3%
	2019	8,323	468	17.79	21.4%	2.2%
	2018	7,659	523	14.66	(0.8)%	0.9%
	2017	8,848	599	14.77	13.0%	3.8%
	2016	8,928	683	13.07	9.7%	2.7%
MainStay VP Floating Rate—Service Class	2020	$3,447	245	$14.08	0.9%	3.5%
	2019	3,507	252	13.95	6.8%	4.7%
	2018	4,097	314	13.06	(1.7)%	4.5%
	2017	4,255	321	13.28	2.4%	4.0%
	2016	4,696	362	12.97	6.8%	3.7%
MainStay VP Growth Allocation—Service Class	2020	$1,567	71	$21.99	13.3%	2.1%
	2019	1,498	77	19.41	22.7%	2.3%
	2018	1,920	121	15.83	(14.1)%	1.3%
	2017	2,592	141	18.43	20.8%	0.8%
	2016	2,180	143	15.26	5.9%	1.2%
MainStay VP Income Builder—Initial Class	2020	$22,571	450	$50.16	6.6%	2.5%
	2019	24,332	517	47.06	16.5%	4.8%
	2018	23,739	588	40.38	(6.4)%	2.8%
	2017	28,855	669	43.16	11.1%	3.6%
	2016	28,829	742	38.85	7.9%	4.3%

NYLIAC Variable Annuity Separate Accounts-I and -II
Non-Qualified and Tax-Qualified Policies
Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000's)	Units Outstanding (in 000's)	Variable Accumulation Unit Value	Total Return[1]	Investment Income Ratio[2]
MainStay VP Indexed Bond—Service Class	2020	$—	—	$—	—	—
	2019	100	10	10.47	6.6%	0.0%
	2018	65	7	9.82	(2.2)%	2.8%
MainStay VP IQ Hedge Multi-Strategy—Service Class	2020	$256	30	$8.55	3.8%	1.6%
	2019	311	38	8.05	(2.3)%	1.3%
	2018	342	44	7.71	(1.8)%	0.6%
MainStay VP Janus Henderson Balanced—Initial Class	2020	$17,390	804	$21.62	12.8%	1.8%
	2019	16,854	880	19.16	21.3%	1.8%
	2018	15,487	981	15.79	(0.9)%	1.8%
	2017	17,241	1,082	15.93	16.8%	1.8%
	2016	16,929	1,242	13.63	3.4%	1.9%
MainStay VP MacKay Common Stock—Initial Class	2020	$21,307	258	$82.53	14.1%	1.6%
	2019	20,311	281	72.35	24.6%	1.4%
	2018	18,612	321	58.08	(7.1)%	1.5%
	2017	22,636	362	62.50	21.2%	1.3%
	2016	20,972	407	51.54	7.7%	1.5%
MainStay VP MacKay Convertible—Initial Class	2020	$10,744	173	$62.18	34.3%	0.7%
	2019	8,071	174	46.30	20.9%	1.5%
	2018	7,245	189	38.30	(3.5)%	1.7%
	2017	7,946	200	39.71	10.6%	1.7%
	2016	7,528	210	35.92	10.6%	4.0%
MainStay VP MacKay Government—Initial Class	2020	$4,510	187	$24.08	3.6%	1.4%
	2019	4,535	195	23.24	4.1%	2.1%
	2018	4,078	183	22.33	(1.4)%	2.5%
	2017	5,132	227	22.64	0.8%	2.7%
	2016	5,930	264	22.46	(0.2)%	2.3%

NYLIAC Variable Annuity Separate Accounts-I and -II
Non-Qualified and Tax-Qualified Policies
Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000's)	Units Outstanding (in 000's)	Variable Accumulation Unit Value	Total Return[1]	Investment Income Ratio[2]
MainStay VP MacKay Growth—Initial Class	2020	$40,298	583	$69.14	30.6%	0.6%
	2019	34,266	647	52.94	28.3%	0.5%
	2018	30,273	734	41.26	(5.5)%	0.6%
	2017	35,713	818	43.65	28.7%	0.3%
	2016	32,258	951	33.91	(0.9)%	0.2%
MainStay VP MacKay High Yield Corporate Bond—Initial Class	2020	$29,857	588	$50.77	4.0%	5.7%
	2019	32,349	663	48.80	11.8%	5.4%
	2018	34,540	791	43.66	(2.7)%	5.8%
	2017	40,164	895	44.89	5.5%	5.7%
	2016	44,027	1,035	42.56	14.7%	5.7%
MainStay VP MacKay International Equity—Initial Class	2020	$5,221	131	$39.81	19.3%	0.8%
	2019	4,708	141	33.37	23.2%	0.4%
	2018	4,335	160	27.09	(12.7)%	1.2%
	2017	5,003	161	31.03	30.9%	0.6%
	2016	4,430	187	23.70	(6.2)%	0.8%
MainStay VP MacKay Mid Cap Core—Initial Class	2020	$6,113	147	$41.64	9.8%	1.0%
	2019	6,205	164	37.91	21.3%	1.1%
	2018	6,400	205	31.26	(13.1)%	1.0%
	2017	7,983	222	35.98	17.6%	1.0%
	2016	7,857	257	30.59	9.7%	0.8%
MainStay VP MacKay S&P 500 Index—Initial Class	2020	$51,781	540	$95.87	16.7%	1.4%
	2019	49,535	603	82.14	29.6%	1.7%
	2018	43,605	688	63.40	(5.8)%	1.4%
	2017	49,934	742	67.28	19.9%	1.4%
	2016	45,785	816	56.10	10.2%	1.6%
MainStay VP MacKay Small Cap Core—Initial Class	2020	$3,150	285	$11.05	8.8%	0.1%
	2019	3,185	313	10.16	1.6%	0.2%

NYLIAC Variable Annuity Separate Accounts-I and -II
Non-Qualified and Tax-Qualified Policies
Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000's)	Units Outstanding (in 000's)	Variable Accumulation Unit Value	Total Return[1]	Investment Income Ratio[2]
MainStay VP MacKay Unconstrained Bond—Service Class	2020	$1,210	96	$12.67	4.5%	2.4%
	2019	1,654	136	12.13	5.4%	3.2%
	2018	1,915	166	11.50	(2.7)%	3.1%
	2017	2,040	172	11.83	3.2%	2.9%
	2016	1,789	156	11.46	5.9%	3.3%
MainStay VP Mellon Natural Resources—Initial Class	2020	$1,493	241	$6.19	5.5%	2.7%
	2019	1,667	284	5.87	15.1%	0.6%
	2018	2,312	454	5.10	(29.6)%	0.0%
	2017	3,629	502	7.23	(2.0)%	0.0%
	2016	4,176	566	7.38	41.5%	0.6%
MainStay VP Moderate Allocation—Service Class	2020	$7,724	380	$20.34	9.9%	2.3%
	2019	7,454	403	18.52	16.5%	2.8%
	2018	7,510	472	15.90	(9.8)%	2.0%
	2017	9,386	532	17.63	13.2%	1.5%
	2016	8,785	564	15.57	4.8%	1.9%
MainStay VP Moderate Growth Allocation—Service Class	2020	$6,883	318	$21.62	11.2%	2.6%
	2019	7,052	363	19.44	19.6%	2.9%
	2018	6,669	410	16.26	(12.1)%	1.6%
	2017	8,627	466	18.50	16.8%	1.2%
	2016	8,263	522	15.84	5.9%	1.8%
MainStay VP PIMCO Real Return—Service Class	2020	$800	74	$10.85	10.1%	1.9%
	2019	657	67	9.86	7.2%	2.9%
	2018	657	72	9.19	(4.1)%	1.3%
	2017	736	77	9.58	1.9%	1.4%
	2016	969	103	9.41	3.7%	1.4%

NYLIAC Variable Annuity Separate Accounts-I and -II
Non-Qualified and Tax-Qualified Policies
Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000's)	Units Outstanding (in 000's)	Variable Accumulation Unit Value	Total Return[1]	Investment Income Ratio[2]
MainStay VP Small Cap Growth—Initial Class	2020	$3,752	146	$25.73	38.7%	0.0%
	2019	3,045	164	18.55	24.0%	0.0%
	2018	2,850	190	14.97	(10.1)%	0.0%
	2017	3,465	208	16.64	21.3%	0.0%
	2016	3,387	247	13.72	8.6%	0.0%
MainStay VP Small Cap Growth—Service Class	2020	$1,152	50	$23.01	38.3%	0.0%
	2019	829	50	16.64	23.7%	0.0%
	2018	572	42	13.45	(10.3)%	0.0%
	2017	534	36	15.00	21.0%	0.0%
	2016	346	28	12.40	8.3%	0.0%
MainStay VP T. Rowe Price Equity Income—Initial Class	2020	$4,587	228	$20.09	(0.3)%	3.5%
	2019	5,058	251	20.16	24.7%	2.3%
	2018	4,735	293	16.16	(10.6)%	2.0%
	2017	6,130	339	18.07	14.7%	2.1%
	2016	5,966	379	15.75	17.3%	1.9%
MainStay VP U.S. Government Money Market—Initial Class	2020	$2,926	2,263	$1.30	(1.1)%	0.2%
	2019	3,401	2,602	1.31	0.5%	1.8%
	2018	3,305	2,540	1.30	0.1%	1.4%
	2017	5,048	3,881	1.30	(0.9)%	0.4%
	2016	6,246	4,759	1.31	(1.3)%	0.0%
MainStay VP Winslow Large Cap Growth—Initial Class	2020	$7,164	120	$59.76	35.4%	0.0%
	2019	5,859	133	44.14	31.9%	0.0%
	2018	4,752	142	33.46	2.2%	0.0%
	2017	4,684	143	32.73	30.7%	0.0%
	2016	3,981	159	25.05	(3.5)%	0.0%

NYLIAC Variable Annuity Separate Accounts-I and -II
Non-Qualified and Tax-Qualified Policies
Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000's)	Units Outstanding (in 000's)	Variable Accumulation Unit Value	Total Return[1]	Investment Income Ratio[2]
American Funds IS Asset Allocation Fund—Class 4	2020	$788	63	$12.55	10.7%	1.5%
	2019	657	58	11.34	19.4%	2.4%
	2018	166	17	9.50	(5.0)%	1.5%
American Funds IS Blue Chip Income and Growth Fund—Class 4	2020	$289	24	$12.19	7.1%	1.6%
	2019	270	24	11.38	19.5%	2.0%
	2018	134	14	9.53	(10.1)%	2.3%
	2017	—	—	—	—	—
American Funds IS Global Small Capitalization Fund—Class 4	2020	$50	3	$16.72	27.7%	0.2%
	2019	55	4	13.09	29.5%	0.0%
	2018	116	11	10.11	(12.0)%	0.0%
	2017	234	20	11.48	24.0%	0.4%
	2016	39	4	9.26	0.5%	0.1%
American Funds IS Growth Fund—Class 4	2020	$485	25	$19.34	49.8%	0.2%
	2019	105	8	12.92	28.8%	0.5%
	2018	41	4	10.03	(1.8)%	0.7%
	2017	5	—	10.21	2.1%	0.0%
American Funds IS New World Fund®—Class 4	2020	$262	17	$15.14	21.7%	0.0%
	2019	275	22	12.44	27.2%	0.8%
	2018	245	25	9.78	(15.4)%	0.7%
	2017	264	23	11.56	27.4%	0.8%
	2016	160	18	9.07	3.7%	0.7%
BlackRock® Global Allocation V.I. Fund—Class III	2020	$1,137	73	$15.66	19.1%	1.2%
	2019	1,220	93	13.14	16.2%	1.2%
	2018	1,259	111	11.31	(8.8)%	0.8%
	2017	1,434	116	12.39	12.2%	1.3%
	2016	1,145	104	11.04	2.5%	1.2%

NYLIAC Variable Annuity Separate Accounts-I and -II
Non-Qualified and Tax-Qualified Policies
Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000's)	Units Outstanding (in 000's)	Variable Accumulation Unit Value	Total Return[1]	Investment Income Ratio[2]
BlackRock® High Yield V.I. Fund—Class III	2020	$410	32	$12.63	5.7%	5.2%
	2019	388	32	11.95	13.4%	5.1%
	2018	351	33	10.54	(4.2)%	5.2%
	2017	191	17	11.00	5.7%	4.9%
	2016	170	16	10.40	11.4%	5.1%
BNY Mellon IP Technology Growth Portfolio—Initial Shares	2020	$4,651	85	$54.80	67.7%	0.2%
	2019	2,655	81	32.67	24.2%	0.0%
	2018	2,338	89	26.31	(2.3)%	0.0%
	2017	2,029	75	26.92	40.8%	0.0%
	2016	1,218	64	19.12	3.4%	0.0%
ClearBridge Variable Appreciation Portfolio—Class II	2020	$72	5	$15.49	13.0%	0.9%
	2019	60	4	13.70	27.9%	1.3%
	2018	33	3	10.72	(3.3)%	2.0%
Columbia Variable Portfolio—Commodity Strategy Fund—Class 2	2020	$15	2	$7.36	(2.8)%	22.9%
	2019	19	3	7.57	6.4%	0.6%
	2018	5	1	7.12	(15.3)%	0.0%
	2017	76	9	8.40	0.4%	5.3%
	2016	39	5	8.37	10.9%	0.0%
Columbia Variable Portfolio—Emerging Markets Bond Fund—Class 2	2020	$148	12	$12.18	5.8%	3.0%
	2019	202	18	11.52	10.6%	5.1%
	2018	99	10	10.41	(8.6)%	4.4%
	2017	139	12	11.39	10.3%	4.0%
	2016	48	5	10.33	9.6%	1.4%
Columbia Variable Portfolio—Small Cap Value Fund—Class 2	2020	$518	20	$26.29	7.2%	0.3%
	2019	595	24	24.53	19.4%	0.3%
	2018	573	28	20.54	(19.2)%	0.2%
	2017	770	30	25.43	12.5%	0.3%
	2016	814	36	22.60	31.0%	0.4%

NYLIAC Variable Annuity Separate Accounts-I and -II
Non-Qualified and Tax-Qualified Policies
Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000's)	Units Outstanding (in 000's)	Variable Accumulation Unit Value	Total Return[1]	Investment Income Ratio[2]
Delaware VIP® Small Cap Value Series—Service Class	2020	$124	12	$10.37	(3.4)%	1.0%
	2019	119	11	7.89	(26.5)%	0.7%
	2018	3	—	8.52	(18.0)%	0.6%
DWS Alternative Asset Allocation VIP—Class B	2020	$257	23	$11.14	4.0%	2.3%
	2019	294	27	10.72	12.9%	3.3%
	2018	173	18	9.49	(10.5)%	0.9%
	2017	56	5	10.61	5.6%	1.4%
	2016	7	1	10.05	0.5%	0.0%
Fidelity® VIP Bond Index Portfolio—Service Class 2	2020	$136	14	$9.99	(0.1)%	1.0%
Fidelity® VIP ContrafundSM Portfolio—Initial Class	2020	$25,547	299	$85.47	28.9%	0.2%
	2019	22,789	344	66.32	29.9%	0.4%
	2018	20,292	397	51.06	(7.6)%	0.7%
	2017	24,123	437	55.26	20.3%	1.0%
	2016	22,530	491	45.93	6.6%	0.8%
Fidelity® VIP Emerging Markets Portfolio—Service Class 2	2020	$101	7	$13.58	29.2%	0.7%
	2019	67	6	10.52	27.5%	1.3%
	2018	69	8	8.25	(17.5)%	0.7%
Fidelity® VIP Equity-Income PortfolioSM—Initial Class	2020	$6,013	141	$42.74	5.3%	1.8%
	2019	6,322	156	40.58	25.8%	2.0%
	2018	5,850	181	32.26	(9.5)%	2.2%
	2017	7,520	211	35.64	11.4%	1.7%
	2016	7,341	230	31.98	16.5%	2.2%
Fidelity® VIP FundsManager® 60% Portfolio—Service Class	2020	$51	4	$12.24	13.6%	1.3%
	2019	28	3	10.77	7.7%	1.4%

NYLIAC Variable Annuity Separate Accounts-I and -II
Non-Qualified and Tax-Qualified Policies
Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000's)	Units Outstanding (in 000's)	Variable Accumulation Unit Value	Total Return[1]	Investment Income Ratio[2]
Fidelity® VIP Growth Opportunities Portfolio—Service Class 2	2020	$2,484	64	$39.12	66.1%	0.0%
	2019	1,133	48	23.56	38.7%	0.0%
	2018	511	30	16.99	10.8%	0.1%
	2017	381	25	15.34	32.4%	0.1%
	2016	241	21	11.58	(1.2)%	0.1%
Fidelity® VIP Health Care Portfolio—Service Class 2	2020	$491	34	$14.56	19.7%	0.7%
	2019	73	6	12.16	21.6%	0.6%
Fidelity® VIP International Index Portfolio—Service Class 2	2020	$42	4	$11.63	8.9%	1.9%
	2019	17	2	10.67	6.7%	3.9%
Fidelity® VIP Mid Cap Portfolio—Service Class 2	2020	$3,160	70	$45.05	16.3%	0.4%
	2019	3,203	83	38.72	21.6%	0.7%
	2018	3,039	95	31.85	(15.9)%	0.4%
	2017	4,346	115	37.86	19.0%	0.5%
	2016	4,151	130	31.82	10.5%	0.3%
Invesco V.I. American Value Fund—Series II Shares	2020	$—	—	$—	—	—
	2019	119	8	14.87	23.1%	0.3%
	2018	144	12	12.08	(14.0)%	0.2%
	2017	161	11	14.04	8.3%	0.6%
	2016	200	15	12.97	13.7%	0.1%
Invesco V.I. International Growth Fund—Series II Shares	2020	$312	24	$13.15	12.3%	2.0%
	2019	345	29	11.71	26.6%	1.3%
	2018	293	32	9.25	(16.3)%	1.8%
	2017	355	32	11.05	21.1%	1.4%
	2016	161	18	9.12	(2.0)%	1.3%

NYLIAC Variable Annuity Separate Accounts-I and -II
Non-Qualified and Tax-Qualified Policies
Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000's)	Units Outstanding (in 000's)	Variable Accumulation Unit Value	Total Return[1]	Investment Income Ratio[2]
Janus Henderson Enterprise Portfolio—Service Shares	2020	$426	27	$15.69	17.6%	0.0%
	2019	408	31	13.34	33.4%	0.1%
	2018	40	4	10.00	(2.0)%	0.1%
	2017	5	—	10.20	2.0%	0.0%
Janus Henderson Global Research Portfolio—Institutional Shares	2020	$9,498	241	$39.34	18.5%	0.7%
	2019	8,153	246	33.20	27.4%	1.0%
	2018	6,763	260	26.06	(8.1)%	1.1%
	2017	8,236	291	28.35	25.4%	0.8%
	2016	7,504	332	22.61	0.8%	1.1%
Legg Mason/QS Conservative Model Portfolio—Class II	2020	$—	—	$—	—	—
Legg Mason/QS Moderate Model Portfolio—Class II	2020	$923	79	$11.76	17.6%	0.9%
Legg Mason/QS Moderately Aggressive Model Portfolio—Class II	2020	$52	4	$12.31	23.1%	1.4%
Legg Mason/QS Moderately Conservative Model Portfolio—Class II	2020	$153	13	$11.44	14.4%	1.3%
MFS® International Intrinsic Value Portfolio—Service Class	2020	$228	15	$14.89	18.7%	0.9%
	2019	155	12	12.55	24.0%	1.6%
	2018	93	9	10.12	(10.9)%	0.8%
	2017	40	4	11.35	13.5%	0.0%
MFS® Investors Trust Series—Initial Class	2020	$983	32	$30.93	12.4%	0.6%
	2019	1,075	39	27.51	29.9%	0.7%
	2018	1,038	49	21.18	(6.7)%	0.6%
	2017	1,034	45	22.71	21.8%	0.8%
	2016	690	37	18.65	7.2%	0.9%
MFS® Mid Cap Value Portfolio—Service Class	2020	$56	4	$13.64	36.4%	0.5%
MFS® Research Series—Initial Class	2020	$928	25	$36.70	15.1%	0.7%
	2019	995	31	31.89	31.2%	0.8%
	2018	797	33	24.30	(5.6)%	0.7%
	2017	684	27	25.75	21.8%	1.3%
	2016	633	30	21.14	7.3%	0.7%

NYLIAC Variable Annuity Separate Accounts-I and -II
Non-Qualified and Tax-Qualified Policies
Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000's)	Units Outstanding (in 000's)	Variable Accumulation Unit Value	Total Return[1]	Investment Income Ratio[2]
Morgan Stanley VIF U.S. Real Estate Portfolio—Class II	2020	$219	20	$10.73	(18.2)%	2.6%
	2019	351	27	13.11	17.1%	1.7%
	2018	468	42	11.19	(9.2)%	2.3%
	2017	702	57	12.32	1.5%	1.3%
	2016	729	60	12.13	5.2%	1.1%
Neuberger Berman AMT Mid Cap Growth Portfolio—Class S	2020	$1,706	33	$52.35	37.9%	0.0%
	2019	1,266	33	37.96	30.8%	0.0%
	2018	1,047	36	29.03	(7.8)%	0.0%
	2017	1,095	35	31.47	23.0%	0.0%
	2016	1,081	42	25.60	2.8%	0.0%
PIMCO VIT Income Portfolio—Advisor Class	2020	$30	3	$11.13	11.3%	1.0%
PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)—Advisor Class	2020	$560	45	$12.39	4.1%	5.8%
	2019	647	54	11.91	5.5%	1.7%
	2018	738	65	11.28	0.7%	1.2%
	2017	826	74	11.21	1.3%	5.8%
	2016	454	41	11.06	5.0%	1.5%
PIMCO VIT Low Duration Portfolio—Advisor Class	2020	$103	10	$10.28	1.6%	1.1%
	2019	90	9	10.12	2.6%	2.8%
	2018	181	18	9.86	(1.1)%	1.7%
	2017	114	11	9.97	(0.1)%	1.1%
	2016	37	4	9.97	(0.3)%	0.8%
PIMCO VIT Total Return Portfolio—Advisor Class	2020	$946	80	$11.81	7.1%	2.0%
	2019	804	73	11.03	6.9%	2.9%
	2018	669	65	10.32	(1.9)%	2.4%
	2017	414	39	10.52	3.5%	1.8%
	2016	150	15	10.17	1.3%	2.1%

NYLIAC Variable Annuity Separate Accounts-I and -II
Non-Qualified and Tax-Qualified Policies
Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000's)	Units Outstanding (in 000's)	Variable Accumulation Unit Value	Total Return[1]	Investment Income Ratio[2]
Victory VIF Diversified Stock Fund—Class A Shares	2020	$—	—	$—	—	—
	2019	178	7	24.22	26.7%	0.6%
	2018	189	10	19.11	(14.4)%	0.4%
	2017	273	12	22.33	24.8%	0.7%
	2016	265	15	17.89	2.6%	1.0%

Charges and fees levied by NYLIAC are disclosed in Note 3.
Expenses as a percent of average variable accumulation value were 1.30%, excluding expenses of the underlying Funds, surrender charges and the annual policy fee.

(1)     Total returns are not annualized for periods less than a year. The amounts represent the total return for the periods indicated, including changes in the value of the underlying Fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total returns are calculated for each period indicated or from the effective date through the end of the reporting period.
(2)      These amounts represent the dividends excluding distributions of capital gains, received by an Investment Division from the underlying Fund, net of management fees assessed by the Fund manager, divided by the average investment at net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the Investment Division is affected by the timing of the declaration of dividends by the underlying Fund in which the Investment Division invests. Annualized percentages are shown for the Investment Income Ratio for all Investment Divisions in all periods.

NYLIAC Variable Annuity Separate Accounts-I and -II
Non-Qualified and Tax-Qualified Policies
Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000's)	Units Outstanding (in 000's)	Variable Accumulation Unit Value	Total Return[1]	Investment Income Ratio[2]
Separate Account-II (Tax-Qualified Policies)
MainStay VP Balanced—Service Class	2020	$4,348	204	$21.34	6.2%	1.8%
	2019	4,981	248	20.09	15.0%	1.7%
	2018	4,848	277	17.48	(8.8)%	1.4%
	2017	5,744	300	19.16	8.3%	1.1%
	2016	5,274	298	17.69	8.5%	1.2%
MainStay VP Bond—Initial Class	2020	$7,564	273	$27.71	6.5%	2.0%
	2019	7,926	305	26.01	7.7%	2.7%
	2018	7,797	323	24.14	(2.3)%	2.7%
	2017	9,242	374	24.71	2.5%	2.4%
	2016	10,600	440	24.10	2.2%	2.7%
MainStay VP CBRE Global Infrastructure—Service Class	2020	$61	10	$6.36	(14.2)%	9.3%
	2019	46	6	7.41	3.7%	0.0%
	2018	73	10	7.14	(28.8)%	0.0%
	2017	94	9	10.03	6.2%	0.0%
	2016	192	20	9.44	26.8%	0.2%
MainStay VP Conservative Allocation—Service Class	2020	$8,941	473	$18.89	8.6%	1.8%
	2019	9,069	521	17.39	13.1%	2.5%
	2018	8,619	560	15.38	(7.9)%	2.1%
	2017	11,448	685	16.70	9.1%	1.8%
	2016	11,904	778	15.31	4.7%	2.3%
MainStay VP Emerging Markets Equity—Initial Class	2020	$3,989	348	$11.47	24.1%	3.3%
	2019	3,566	386	9.24	18.5%	1.4%
	2018	3,387	434	7.80	(21.6)%	1.4%
	2017	4,792	482	9.94	41.3%	1.2%
	2016	3,912	556	7.04	4.9%	0.5%

NYLIAC Variable Annuity Separate Accounts-I and -II
Non-Qualified and Tax-Qualified Policies
Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000's)	Units Outstanding (in 000's)	Variable Accumulation Unit Value	Total Return[1]	Investment Income Ratio[2]
MainStay VP Epoch U.S. Equity Yield—Initial Class	2020	$25,565	922	$27.72	(1.3)%	2.8%
	2019	28,485	1,015	28.07	22.6%	3.1%
	2018	26,346	1,150	22.90	(6.5)%	2.1%
	2017	32,237	1,317	24.48	17.1%	1.3%
	2016	31,303	1,498	20.90	3.5%	1.1%
MainStay VP Fidelity Institutional AM® Utilities—Service Class	2020	$14,100	808	$17.45	(1.9)%	2.3%
	2019	16,887	949	17.79	21.4%	2.2%
	2018	16,096	1,098	14.66	(0.8)%	0.9%
	2017	19,142	1,296	14.77	13.0%	3.8%
	2016	18,446	1,411	13.07	9.7%	2.7%
MainStay VP Floating Rate—Service Class	2020	$3,179	226	$14.08	0.9%	3.5%
	2019	3,549	255	13.95	6.8%	4.7%
	2018	3,809	292	13.06	(1.7)%	4.5%
	2017	4,058	306	13.28	2.4%	4.0%
	2016	4,903	378	12.97	6.8%	3.7%
MainStay VP Growth Allocation—Service Class	2020	$4,632	208	$22.18	13.3%	2.0%
	2019	5,000	255	19.58	22.7%	2.7%
	2018	4,424	277	15.96	(14.1)%	1.2%
	2017	6,147	331	18.59	20.8%	0.8%
	2016	5,428	353	15.39	5.9%	1.3%
MainStay VP Income Builder—Initial Class	2020	$34,453	687	$50.16	6.6%	2.5%
	2019	35,546	755	47.06	16.5%	4.8%
	2018	34,089	844	40.38	(6.4)%	2.8%
	2017	40,012	927	43.16	11.1%	3.7%
	2016	38,874	1,001	38.85	7.9%	4.3%

NYLIAC Variable Annuity Separate Accounts-I and -II
Non-Qualified and Tax-Qualified Policies
Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000's)	Units Outstanding (in 000's)	Variable Accumulation Unit Value	Total Return[1]	Investment Income Ratio[2]
MainStay VP Indexed Bond—Service Class	2020	$—	—	$—	—	—
	2019	299	29	10.47	6.6%	0.0%
	2018	202	21	9.82	(2.2)%	3.4%
MainStay VP IQ Hedge Multi-Strategy—Service Class	2020	$794	93	$8.55	3.8%	1.9%
	2019	839	102	8.24	6.8%	1.3%
	2018	959	124	7.71	(1.8)%	0.6%
MainStay VP Janus Henderson Balanced—Initial Class	2020	$38,696	1,790	$21.62	12.8%	1.9%
	2019	37,481	1,956	19.16	21.3%	1.8%
	2018	34,236	2,168	15.79	(0.9)%	1.8%
	2017	39,590	2,485	15.93	16.8%	1.8%
	2016	37,260	2,733	13.63	3.4%	1.9%
MainStay VP MacKay Common Stock—Initial Class	2020	$35,098	425	$82.53	14.1%	1.5%
	2019	34,577	478	72.35	24.6%	1.5%
	2018	31,097	535	58.08	(7.1)%	1.6%
	2017	37,128	594	62.50	21.2%	1.3%
	2016	34,215	664	51.54	7.7%	1.5%
MainStay VP MacKay Convertible—Initial Class	2020	$16,013	258	$62.01	34.3%	0.7%
	2019	12,693	275	46.18	20.9%	1.5%
	2018	10,876	285	38.20	(3.5)%	1.6%
	2017	11,540	291	39.60	10.6%	1.7%
	2016	10,978	306	35.82	10.6%	4.0%
MainStay VP MacKay Government—Initial Class	2020	$5,367	223	$24.08	3.6%	1.4%
	2019	5,393	232	23.24	4.1%	2.0%
	2018	5,237	235	22.33	(1.4)%	2.5%
	2017	6,266	277	22.64	0.8%	2.6%
	2016	7,355	327	22.46	(0.2)%	2.3%

NYLIAC Variable Annuity Separate Accounts-I and -II
Non-Qualified and Tax-Qualified Policies
Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000's)	Units Outstanding (in 000's)	Variable Accumulation Unit Value	Total Return[1]	Investment Income Ratio[2]
MainStay VP MacKay Growth—Initial Class	2020	$70,814	1,024	$69.14	30.6%	0.6%
	2019	59,366	1,121	52.94	28.3%	0.5%
	2018	52,267	1,267	41.26	(5.5)%	0.6%
	2017	61,029	1,398	43.65	28.7%	0.3%
	2016	52,707	1,554	33.91	(0.9)%	0.2%
MainStay VP MacKay High Yield Corporate Bond—Initial Class	2020	$36,481	719	$50.71	4.0%	5.8%
	2019	38,874	798	48.74	11.8%	5.6%
	2018	38,882	892	43.61	(2.7)%	5.8%
	2017	45,402	1,012	44.84	5.5%	5.8%
	2016	48,005	1,129	42.51	14.7%	5.7%
MainStay VP MacKay International Equity—Initial Class	2020	$6,765	170	$39.82	19.3%	0.8%
	2019	6,610	198	33.38	23.2%	0.4%
	2018	6,030	223	27.10	(12.7)%	1.1%
	2017	7,588	244	31.04	30.9%	0.6%
	2016	6,328	267	23.71	(6.2)%	0.8%
MainStay VP MacKay Mid Cap Core—Initial Class	2020	$10,433	250	$41.71	9.8%	1.0%
	2019	11,003	290	37.98	21.3%	1.1%
	2018	10,170	325	31.31	(13.1)%	1.0%
	2017	13,433	373	36.04	17.6%	1.0%
	2016	12,647	413	30.64	9.7%	0.8%
MainStay VP MacKay S&P 500 Index—Initial Class	2020	$85,745	894	$95.87	16.7%	1.4%
	2019	79,151	964	82.14	29.6%	1.7%
	2018	68,628	1,082	63.40	(5.8)%	1.4%
	2017	79,622	1,184	67.28	19.9%	1.4%
	2016	73,121	1,304	56.10	10.2%	1.6%
MainStay VP MacKay Small Cap Core—Initial Class	2020	$4,414	399	$11.05	8.8%	0.1%
	2019	4,505	443	10.16	1.6%	0.2%

NYLIAC Variable Annuity Separate Accounts-I and -II
Non-Qualified and Tax-Qualified Policies
Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000's)	Units Outstanding (in 000's)	Variable Accumulation Unit Value	Total Return[1]	Investment Income Ratio[2]
MainStay VP MacKay Unconstrained Bond—Service Class	2020	$2,347	185	$12.67	4.5%	2.4%
	2019	2,571	212	12.13	5.4%	3.3%
	2018	2,758	240	11.50	(2.7)%	3.1%
	2017	2,953	250	11.83	3.2%	2.9%
	2016	3,087	269	11.46	5.9%	3.3%
MainStay VP Mellon Natural Resources—Initial Class	2020	$2,835	458	$6.19	5.5%	2.6%
	2019	3,105	529	5.87	15.1%	0.7%
	2018	3,194	627	5.10	(29.6)%	0.0%
	2017	5,173	715	7.23	(2.0)%	0.0%
	2016	6,286	852	7.38	41.5%	0.6%
MainStay VP Moderate Allocation—Service Class	2020	$13,096	639	$20.48	9.9%	2.3%
	2019	14,127	758	18.64	16.5%	2.7%
	2018	13,547	846	16.01	(9.8)%	2.0%
	2017	17,638	994	17.75	13.2%	1.4%
	2016	16,713	1,066	15.68	4.8%	2.0%
MainStay VP Moderate Growth Allocation—Service Class	2020	$10,661	486	$21.93	11.2%	2.7%
	2019	11,441	580	19.72	19.6%	2.8%
	2018	11,196	679	16.50	(12.1)%	1.7%
	2017	13,915	741	18.77	16.8%	1.2%
	2016	13,258	825	16.07	5.9%	1.8%
MainStay VP PIMCO Real Return—Service Class	2020	$1,260	116	$10.85	10.1%	1.9%
	2019	1,144	116	9.86	7.2%	2.9%
	2018	1,266	138	9.19	(4.1)%	1.3%
	2017	1,429	149	9.58	1.9%	1.4%
	2016	1,752	186	9.41	3.7%	1.4%

NYLIAC Variable Annuity Separate Accounts-I and -II
Non-Qualified and Tax-Qualified Policies
Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000's)	Units Outstanding (in 000's)	Variable Accumulation Unit Value	Total Return[1]	Investment Income Ratio[2]
MainStay VP Small Cap Growth—Initial Class	2020	$8,365	325	$25.73	38.7%	0.0%
	2019	6,734	363	18.55	24.0%	0.0%
	2018	5,988	400	14.97	(10.1)%	0.0%
	2017	7,627	458	16.64	21.3%	0.0%
	2016	7,195	524	13.72	8.6%	0.0%
MainStay VP Small Cap Growth—Service Class	2020	$1,124	49	$23.01	38.3%	0.0%
	2019	773	46	16.64	23.7%	0.0%
	2018	597	44	13.45	(10.3)%	0.0%
	2017	543	36	15.00	21.0%	0.0%
	2016	295	24	12.40	8.3%	0.0%
MainStay VP T. Rowe Price Equity Income—Initial Class	2020	$8,460	421	$20.09	(0.3)%	3.6%
	2019	9,221	457	20.16	24.7%	2.3%
	2018	8,464	524	16.16	(10.6)%	1.9%
	2017	11,656	645	18.07	14.7%	2.1%
	2016	11,076	703	15.75	17.3%	1.9%
MainStay VP U.S. Government Money Market—Initial Class	2020	$7,279	5,624	$1.30	(1.1)%	0.2%
	2019	5,005	3,827	1.31	0.5%	1.8%
	2018	6,368	4,891	1.30	0.1%	1.4%
	2017	6,928	5,325	1.30	(0.9)%	0.4%
	2016	9,359	7,130	1.31	(1.3)%	0.0%
MainStay VP Winslow Large Cap Growth—Initial Class	2020	$12,677	210	$60.28	35.4%	0.0%
	2019	10,228	230	44.52	31.9%	0.0%
	2018	8,404	249	33.75	2.2%	0.0%
	2017	8,247	250	33.02	30.7%	0.0%
	2016	6,736	267	25.27	(3.5)%	0.0%

NYLIAC Variable Annuity Separate Accounts-I and -II
Non-Qualified and Tax-Qualified Policies
Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000's)	Units Outstanding (in 000's)	Variable Accumulation Unit Value	Total Return[1]	Investment Income Ratio[2]
American Funds IS Asset Allocation Fund—Class 4	2020	$2,147	171	$12.55	10.7%	1.6%
	2019	1,517	134	11.34	19.4%	1.9%
	2018	622	66	9.50	(5.0)%	2.2%
American Funds IS Blue Chip Income and Growth Fund—Class 4	2020	$925	76	$12.19	7.1%	1.7%
	2019	846	74	11.38	19.5%	2.1%
	2018	510	54	9.53	(10.1)%	2.5%
	2017	161	15	10.60	6.0%	0.1%
American Funds IS Global Small Capitalization Fund—Class 4	2020	$203	12	$16.72	27.7%	0.1%
	2019	161	12	13.09	29.5%	0.0%
	2018	119	12	10.11	(12.0)%	0.0%
	2017	127	11	11.48	24.0%	0.4%
	2016	58	6	9.26	0.5%	0.1%
American Funds IS Growth Fund—Class 4	2020	$720	37	$19.34	49.8%	0.2%
	2019	358	28	12.92	28.8%	0.6%
	2018	154	15	10.03	(1.8)%	0.3%
	2017	3	—	10.21	2.1%	0.0%
American Funds IS New World Fund®—Class 4	2020	$873	58	$15.14	21.7%	0.0%
	2019	789	63	12.44	27.2%	0.8%
	2018	634	65	9.78	(15.4)%	0.7%
	2017	598	52	11.56	27.4%	0.9%
	2016	325	36	9.07	3.7%	0.7%
BlackRock® Global Allocation V.I. Fund—Class III	2020	$2,414	154	$15.66	19.1%	1.3%
	2019	2,274	173	13.14	16.2%	1.1%
	2018	2,628	232	11.31	(8.8)%	0.8%
	2017	3,014	243	12.39	12.2%	1.2%
	2016	3,092	280	11.04	2.5%	1.2%

NYLIAC Variable Annuity Separate Accounts-I and -II
Non-Qualified and Tax-Qualified Policies
Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000's)	Units Outstanding (in 000's)	Variable Accumulation Unit Value	Total Return[1]	Investment Income Ratio[2]
BlackRock® High Yield V.I. Fund—Class III	2020	$1,187	94	$12.63	5.7%	5.0%
	2019	887	74	11.95	13.4%	5.1%
	2018	689	65	10.54	(4.2)%	5.2%
	2017	617	56	11.00	5.7%	5.0%
	2016	729	70	10.40	11.4%	5.1%
BNY Mellon IP Technology Growth Portfolio—Initial Shares	2020	$7,331	138	$53.18	67.7%	0.2%
	2019	4,908	155	31.71	24.2%	0.0%
	2018	4,171	163	25.53	(2.3)%	0.0%
	2017	3,727	143	26.12	40.8%	0.0%
	2016	2,408	130	18.55	3.4%	0.0%
ClearBridge Variable Appreciation Portfolio—Class II	2020	$82	5	$15.49	13.0%	0.6%
	2019	112	8	13.70	27.9%	1.4%
	2018	27	3	10.72	(3.3)%	1.5%
Columbia Variable Portfolio—Commodity Strategy Fund—Class 2	2020	$26	4	$7.36	(2.8)%	20.8%
	2019	27	4	7.57	6.4%	0.9%
	2018	25	4	7.12	(15.3)%	0.0%
	2017	27	3	8.40	0.4%	4.7%
	2016	3	—	8.37	10.9%	0.0%
Columbia Variable Portfolio—Emerging Markets Bond Fund—Class 2	2020	$338	28	$12.18	5.8%	3.3%
	2019	323	28	11.52	10.6%	4.8%
	2018	256	25	10.41	(8.6)%	4.4%
	2017	150	13	11.39	10.3%	4.3%
	2016	99	10	10.33	9.6%	2.5%
Columbia Variable Portfolio—Small Cap Value Fund—Class 2	2020	$1,124	43	$26.29	7.2%	0.3%
	2019	1,337	55	24.53	19.4%	0.3%
	2018	1,247	61	20.54	(19.2)%	0.2%
	2017	1,655	65	25.43	12.5%	0.3%
	2016	1,597	71	22.60	31.0%	0.4%

NYLIAC Variable Annuity Separate Accounts-I and -II
Non-Qualified and Tax-Qualified Policies
Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000's)	Units Outstanding (in 000's)	Variable Accumulation Unit Value	Total Return[1]	Investment Income Ratio[2]
Delaware VIP® Small Cap Value Series—Service Class	2020	$241	23	$10.37	(3.4)%	1.1%
	2019	195	18	10.74	26.1%	0.7%
	2018	89	10	8.52	(18.0)%	0.1%
DWS Alternative Asset Allocation VIP—Class B	2020	$489	44	$11.14	4.0%	2.6%
	2019	495	46	10.72	12.9%	3.1%
	2018	356	37	9.49	(10.5)%	1.3%
	2017	155	15	10.61	5.6%	1.6%
	2016	75	8	10.05	0.5%	0.0%
Fidelity® VIP Bond Index Portfolio—Service Class 2	2020	$313	31	$9.99	(0.1)%	0.9%
Fidelity® VIP ContrafundSM Portfolio—Initial Class	2020	$51,206	611	$83.83	28.9%	0.2%
	2019	44,810	689	65.05	29.9%	0.5%
	2018	38,953	778	50.08	(7.6)%	0.7%
	2017	46,610	860	54.20	20.3%	1.0%
	2016	43,169	958	45.05	6.6%	0.8%
Fidelity® VIP Emerging Markets Portfolio—Service Class 2	2020	$382	28	$13.58	29.2%	0.7%
	2019	218	21	10.52	27.5%	1.6%
	2018	90	11	8.25	(17.5)%	0.8%
Fidelity® VIP Equity-Income PortfolioSM—Initial Class	2020	$12,196	288	$42.42	5.3%	1.8%
	2019	12,535	311	40.28	25.8%	2.0%
	2018	10,766	336	32.02	(9.5)%	2.2%
	2017	13,645	386	35.37	11.4%	1.7%
	2016	14,069	443	31.74	16.5%	2.3%
Fidelity® VIP FundsManager® 60% Portfolio—Service Class	2020	$188	15	$12.24	13.6%	1.1%
	2019	42	4	10.77	7.7%	2.5%

NYLIAC Variable Annuity Separate Accounts-I and -II
Non-Qualified and Tax-Qualified Policies
Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000's)	Units Outstanding (in 000's)	Variable Accumulation Unit Value	Total Return[1]	Investment Income Ratio[2]
Fidelity® VIP Growth Opportunities Portfolio—Service Class 2	2020	$4,698	120	$39.12	66.1%	0.0%
	2019	2,619	111	23.56	38.7%	0.0%
	2018	1,251	74	16.99	10.8%	0.1%
	2017	651	42	15.34	32.4%	0.1%
	2016	260	22	11.58	(1.2)%	0.0%
Fidelity® VIP Health Care Portfolio—Service Class 2	2020	$586	40	$14.56	19.7%	0.7%
	2019	117	10	12.16	21.6%	0.3%
Fidelity® VIP International Index Portfolio—Service Class 2	2020	$36	3	$11.63	8.9%	1.2%
	2019	63	6	10.67	6.7%	2.1%
Fidelity® VIP Mid Cap Portfolio—Service Class 2	2020	$6,676	146	$45.82	16.3%	0.4%
	2019	6,561	167	39.39	21.6%	0.7%
	2018	6,331	195	32.40	(15.9)%	0.4%
	2017	8,640	224	38.51	19.0%	0.5%
	2016	8,131	251	32.37	10.5%	0.3%
Invesco Oppenheimer V.I. Main Street Small Cap Fund®—Series II Shares	2020	$20	1	$15.33	53.3%	0.3%
Invesco V.I. American Value Fund—Series II Shares	2020	$—	—	$—	—	—
	2019	179	12	14.87	23.1%	0.4%
	2018	168	14	12.08	(14.0)%	0.2%
	2017	254	18	14.04	8.3%	0.6%
	2016	339	26	12.97	13.7%	0.1%
Invesco V.I. International Growth Fund—Series II Shares	2020	$599	46	$13.15	12.3%	2.1%
	2019	618	53	11.71	26.6%	1.3%
	2018	509	55	9.25	(16.3)%	1.7%
	2017	656	59	11.05	21.1%	1.2%
	2016	453	50	9.12	(2.0)%	1.2%

NYLIAC Variable Annuity Separate Accounts-I and -II
Non-Qualified and Tax-Qualified Policies
Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000's)	Units Outstanding (in 000's)	Variable Accumulation Unit Value	Total Return[1]	Investment Income Ratio[2]
Janus Henderson Enterprise Portfolio—Service Shares	2020	$888	57	$15.69	17.6%	0.0%
	2019	727	55	13.34	33.4%	0.1%
	2018	219	22	10.00	(2.0)%	0.1%
	2017	10	1	10.20	2.0%	0.0%
Janus Henderson Global Research Portfolio—Institutional Shares	2020	$19,162	486	$39.42	18.5%	0.7%
	2019	17,645	531	33.26	27.4%	1.0%
	2018	15,675	600	26.11	(8.1)%	1.1%
	2017	18,564	654	28.41	25.4%	0.8%
	2016	16,326	721	22.66	0.8%	1.1%
Legg Mason/QS Aggressive Model Portfolio—Class II	2020	$135	11	$12.88	28.8%	1.7%
Legg Mason/QS Conservative Model Portfolio—Class II	2020	$290	27	$10.93	9.3%	1.5%
Legg Mason/QS Moderate Model Portfolio—Class II	2020	$872	74	$11.76	17.6%	1.4%
Legg Mason/QS Moderately Aggressive Model Portfolio—Class II	2020	$180	15	$12.31	23.1%	1.7%
Legg Mason/QS Moderately Conservative Model Portfolio—Class II	2020	$645	56	$11.44	14.4%	1.5%
MFS® International Intrinsic Value Portfolio—Service Class	2020	$500	34	$14.89	18.7%	0.8%
	2019	424	34	12.55	24.0%	1.5%
	2018	237	23	10.12	(10.9)%	1.0%
	2017	88	8	11.35	13.5%	0.8%
MFS® Investors Trust Series—Initial Class	2020	$1,975	62	$31.78	12.4%	0.6%
	2019	1,994	70	28.27	29.9%	0.7%
	2018	1,648	76	21.77	(6.7)%	0.6%
	2017	1,739	74	23.34	21.8%	0.7%
	2016	1,349	70	19.17	7.2%	0.8%
MFS ® Mid Cap Value Portfolio—Service Class	2020	$138	10	$13.64	36.4%	0.0%

NYLIAC Variable Annuity Separate Accounts-I and -II
Non-Qualified and Tax-Qualified Policies
Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000's)	Units Outstanding (in 000's)	Variable Accumulation Unit Value	Total Return[1]	Investment Income Ratio[2]
MFS® Research Series—Initial Class	2020	$1,240	34	$36.23	15.1%	0.7%
	2019	1,302	41	31.48	31.2%	0.8%
	2018	1,024	43	23.99	(5.6)%	0.7%
	2017	1,150	45	25.42	21.8%	1.3%
	2016	1,102	53	20.87	7.3%	0.8%
Morgan Stanley VIF U.S. Real Estate Portfolio—Class II	2020	$372	35	$10.73	(18.2)%	2.5%
	2019	639	49	13.11	17.1%	1.6%
	2018	556	50	11.19	(9.2)%	2.4%
	2017	799	65	12.32	1.5%	1.3%
	2016	941	78	12.13	5.2%	1.1%
Neuberger Berman AMT Mid Cap Growth Portfolio—Class S	2020	$3,401	68	$49.92	37.9%	0.0%
	2019	2,531	70	36.20	30.8%	0.0%
	2018	1,952	71	27.68	(7.8)%	0.0%
	2017	2,139	71	30.01	23.0%	0.0%
	2016	1,822	75	24.41	2.8%	0.0%
PIMCO VIT Income Portfolio—Advisor Class	2020	$64	6	$11.13	11.3%	0.5%
PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)—Advisor Class	2020	$1,087	88	$12.39	4.1%	5.8%
	2019	1,151	97	11.91	5.5%	1.7%
	2018	1,208	107	11.28	0.7%	1.2%
	2017	1,148	102	11.21	1.3%	4.8%
	2016	1,083	98	11.06	5.0%	1.4%
PIMCO VIT Low Duration Portfolio—Advisor Class	2020	$489	48	$10.28	1.6%	1.0%
	2019	229	23	10.12	2.6%	2.7%
	2018	300	30	9.86	(1.1)%	1.8%
	2017	287	29	9.97	0.0%	1.2%
	2016	51	5	9.97	(0.3)%	0.8%

NYLIAC Variable Annuity Separate Accounts-I and -II
Non-Qualified and Tax-Qualified Policies
Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000's)	Units Outstanding (in 000's)	Variable Accumulation Unit Value	Total Return[1]	Investment Income Ratio[2]
PIMCO VIT Total Return Portfolio—Advisor Class	2020	$2,262	192	$11.81	7.1%	2.0%
	2019	1,690	153	11.03	6.9%	2.9%
	2018	1,161	113	10.32	(1.9)%	2.4%
	2017	1,027	98	10.52	3.5%	1.9%
	2016	854	84	10.17	1.3%	2.0%
Victory VIF Diversified Stock Fund—Class A Shares	2020	$—	—	$—	—	—
	2019	509	20	24.89	26.7%	0.5%
	2018	489	25	19.64	(14.4)%	0.4%
	2017	787	34	22.95	24.8%	0.7%
	2016	747	41	18.39	2.6%	1.0%
Charges and fees levied by NYLIAC are disclosed in Note 3.
Expenses as a percent of average variable accumulation value were 1.30%, excluding expenses of the underlying Funds, surrender charges and the annual policy fee.

(1)     Total returns are not annualized for periods less than a year. These amounts represent the total return for the periods indicated, including changes in the value of the underlying Fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total returns are calculated for each period indicated or from the effective date through the end of the reporting period.
(2)      These amounts represent the dividends excluding distributions of capital gains, received by an Investment Division from the underlying Fund, net of management fees assessed by the Fund manager, divided by the average investment at net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the Investment Division is affected by the timing of the declaration of dividends by the underlying Fund in which the Investment Division invests. Annualized percentages are shown for the Investment Income Ratio for all Investment Divisions in all periods.

Report of Independent Registered Public Accounting Firm
To the Board of Directors of New York Life Insurance and Annuity Corporation and the Policyowners of NYLIAC Variable Annuity Separate Account-I and NYLIAC Variable Annuity Separate Account-II

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the investment divisions of NYLIAC Variable Annuity Separate Account-I and NYLIAC Variable Annuity Separate Account-II indicated in the table below as of December 31, 2020, and the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the investment divisions of NYLIAC Variable Annuity Separate Account-I and NYLIAC Variable Annuity Separate Account-II as of December 31, 2020, and the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

MainStay VP Balanced—Service Class (1)	MainStay VP PIMCO Real Return—Service Class (1)	Fidelity® VIP Health Care Portfolio—Service Class 2 (4)
MainStay VP Bond—Initial Class (1)	MainStay VP Small Cap Growth—Initial Class (1)	Fidelity® VIP International Index Portfolio—Service Class 2 (4)
MainStay VP CBRE Global Infrastructure—Service Class (1)	MainStay VP Small Cap Growth—Service Class (1)	Fidelity® VIP Mid Cap Portfolio—Service Class 2 (1)
MainStay VP Conservative Allocation—Service Class (1)	MainStay VP T. Rowe Price Equity Income—Initial Class (1)	Invesco Oppenheimer V.I. Main Street Small Cap Fund®—Series II Shares (2)
MainStay VP Emerging Markets Equity—Initial Class (1)	MainStay VP U.S. Government Money Market—Initial Class (1)	Invesco V.I. American Value Fund—Series II Shares (1)
MainStay VP Epoch U.S. Equity Yield—Initial Class (1)	MainStay VP Winslow Large Cap Growth—Initial Class (1)	Invesco V.I. International Growth Fund—Series II Shares (1)
MainStay VP Fidelity Institutional AM® Utilities—Service Class (1)	American Funds IS Asset Allocation Fund—Class 4 (1)	Janus Henderson Enterprise Portfolio—Service Shares (1)
MainStay VP Floating Rate— Service Class (1)	American Funds IS Blue Chip Income and Growth Fund— Class 4 (1)	Janus Henderson Global Research Portfolio—Institutional Shares (1)
MainStay VP Growth Allocation—Service Class (1)	American Funds IS Global Small Capitalization Fund—Class 4 (1)	Legg Mason/QS Aggressive Model Portfolio—Class II (2)
MainStay VP Income Builder—Initial Class (1)	American Funds IS Growth Fund—Class 4 (1)	Legg Mason/QS Conservative Model Portfolio—Class II (2)
MainStay VP Indexed Bond—Service Class (1)	American Funds IS New World Fund®—Class 4 (1)	Legg Mason/QS Moderate Model Portfolio—Class II (2)
MainStay VP IQ Hedge Multi-Strategy—Service Class (1)	BlackRock® Global Allocation V.I. Fund—Class III (1)	Legg Mason/QS Moderately Aggressive Model Portfolio— Class II (2)
MainStay VP Janus Henderson Balanced—Initial Class (1)	BlackRock® High Yield V.I. Fund—Class III (1)	Legg Mason/QS Moderately Conservative Model Portfolio— Class II (2)
MainStay VP MacKay Common Stock—Initial Class (1)	BNY Mellon IP Technology Growth Portfolio—Initial Shares (1)	MFS® International Intrinsic Value Portfolio—Service Class (1)
MainStay VP MacKay Convertible—Initial Class (1)	ClearBridge Variable Appreciation Portfolio—Class II (1)	MFS® Investors Trust Series— Initial Class (1)

Report of Independent Registered Public Accounting Firm (Continued)

MainStay VP MacKay Government—Initial Class (1)	Columbia Variable Portfolio—Commodity Strategy Fund— Class 2 (1)	MFS® Mid Cap Value Portfolio—Service Class (2)
MainStay VP MacKay Growth—Initial Class (1)	Columbia Variable Portfolio—Emerging Markets Bond Fund—Class 2 (1)	MFS® Research Series— Initial Class (1)
MainStay VP MacKay High Yield Corporate Bond—Initial Class (1)	Columbia Variable Portfolio—Small Cap Value Fund—Class 2 (1)	Morgan Stanley VIF U.S. Real Estate Portfolio—Class II (1)
MainStay VP MacKay International Equity—Initial Class (1)	Delaware VIP® Small Cap Value Series—Service Class (1)	Neuberger Berman AMT Mid Cap Growth Portfolio—Class S (1)
MainStay VP MacKay Mid Cap Core—Initial Class (1)	DWS Alternative Asset Allocation VIP—Class B (1)	PIMCO VIT Income Portfolio—Advisor Class (2)
MainStay VP MacKay S&P 500 Index—Initial Class (1)	Fidelity® VIP Bond Index Portfolio—Service Class 2 (3)	PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)—Advisor Class (1)
MainStay VP MacKay Small Cap Core—Initial Class (4)	Fidelity® VIP ContrafundSM Portfolio—Initial Class (1)	PIMCO VIT Low Duration Portfolio—Advisor Class (1)
MainStay VP MacKay Unconstrained Bond—Service Class (1)	Fidelity® VIP Emerging Markets Portfolio—Service Class 2 (1)	PIMCO VIT Total Return Portfolio—Advisor Class (1)
MainStay VP Mellon Natural Resources—Initial Class (1)	Fidelity ® VIP Equity-Income PortfolioSM—Initial Class (1)	Victory VIF Diversified Stock Fund—Class A Shares (1)
MainStay VP Moderate Allocation—Service Class (1)	Fidelity ® VIP FundsManager® 60% Portfolio—Service Class (4)
MainStay VP Moderate Growth Allocation—Service Class (1)	Fidelity® VIP Growth Opportunities Portfolio—Service Class 2 (1)

(1) Statement of operations for the year ended December 31, 2020 and statement of changes in net assets for the years ended December 31, 2020 and 2019
(2) Statement of operations and statement of changes in net assets for the period May 1, 2020 (commencement of operations) through December 31, 2020
(3) Statement of operations and statement of changes in net assets for the period November 23, 2020 (commencement of operations) through December 31, 2020
(4) Statement of operations for the year ended December 31, 2020, and statement of changes in net assets for the year ended December 31, 2020 and the period May 1, 2019 (commencement of operations) through December 31, 2019

Basis for Opinions

These financial statements are the responsibility of the New York Life Insurance and Annuity Corporation management. Our responsibility is to express an opinion on the financial statements of each of the investment divisions of NYLIAC Variable Annuity Separate Account-I and NYLIAC Variable Annuity Separate Account-II based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the investment divisions of NYLIAC Variable Annuity Separate Account-I and NYLIAC Variable Annuity Separate Account-II in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Report of Independent Registered Public Accounting Firm (Continued)
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2020 by correspondence with the transfer agents of the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP
New York, New York
April 7, 2021

We have served as the auditor of one or more of the investment divisions of NYLIAC Variable Annuity Separate Account-I and NYLIAC Variable Annuity Separate Account-II since at least 1994. We have not been able to determine the specific year we began serving as auditor.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
(A wholly-owned subsidiary of
New York Life Insurance Company)

FINANCIAL STATEMENTS
AND SUPPLEMENTAL SCHEDULES
(STATUTORY BASIS)

December 31, 2020, 2019 and 2018

Report of Independent Auditors

To the Board of Directors of New York Life Insurance and Annuity Corporation:

We have audited the accompanying statutory financial statements of New York Life Insurance and Annuity Corporation (the “Company”), which comprise the statutory statements of financial position as of December 31, 2020 and 2019, and the related statutory statements of operations, of changes in capital and surplus, and of cash flows for each of the three years in the period ended December 31, 2020.

Management’s Responsibility for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with the accounting practices prescribed or permitted by the Delaware State Insurance Department. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

Auditors’ Responsibility

Our responsibility is to express an opinion on the financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on our judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, we consider internal control relevant to the Company’s preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 2 to the financial statements, the financial statements are prepared by the Company on the basis of the accounting practices prescribed or permitted by the Delaware State Insurance Department, which is a basis of accounting other than accounting principles generally accepted in the United States of America.

The effects on the financial statements of the variances between the statutory basis of accounting described in Note 2 and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

PricewaterhouseCoopers LLP, PricewaterhouseCoopers Center, 300 Madison Avenue, New York, NY 10017
T: (646) 471 3000, F: (813) 286 6000, www.pwc.com/us

1

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter discussed in the “Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles” paragraph, the financial statements referred to above do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2020 and 2019, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2020.

Opinion on Statutory Basis of Accounting

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Company as of December 31, 2020 and 2019, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2020, in accordance with the accounting practices prescribed or permitted by the Delaware State Insurance Department described in Note 2.

Emphasis of Matter

As disclosed in Note 11 to the financial statements, the Company has entered into significant related party transactions with New York Life Insurance Company and its affiliates. Our opinion is not modified with respect to this matter.

Other Matter

Our audit was conducted for the purpose of forming an opinion on the statutory-basis financial statements taken as a whole. The “Supplemental Schedule of Selected Financial Data”, “Summary Investment Schedule”, “Investment Risk Interrogatories” and “Supplemental Schedule of Reinsurance Disclosures” (collectively, the “supplemental schedules”) of the Company as of December 31, 2020 and for the year then ended are presented to comply with the National Association of Insurance Commissioners’ Annual Statement Instructions and Accounting Practices and Procedures Manual and for purposes of additional analysis and are not a required part of the statutory-basis financial statements. The supplemental schedules are the responsibility of management and were derived from and relate directly to the underlying accounting and other records used to prepare the statutory-basis financial statements. The supplemental schedules have been subjected to the auditing procedures applied in the audit of the statutory-basis financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the statutory-basis financial statements or to the statutory-basis financial statements themselves and other additional procedures, in accordance with auditing standards generally accepted in the United States of America. In our opinion, the supplemental schedules are fairly stated, in all material respects, in relation to the statutory-basis financial statements taken as a whole.

New York, New York

March 11, 2021

2

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
(A wholly-owned subsidiary of New York Life Insurance Company)

STATUTORY STATEMENTS OF FINANCIAL POSITION

	December 31,
	2020	2019
	(in millions)
Assets
Bonds	$89,887	$88,631
Common and preferred stocks	1,294	1,657
Mortgage loans	14,955	14,697
Policy loans	890	909
Other invested assets	2,460	1,623
Cash, cash equivalents and short-term investments	2,799	1,436
Derivatives	515	365
Total cash and invested assets	112,800	109,318
Investment income due and accrued	731	741
Interest in annuity contracts	9,537	9,084
Other assets	496	447
Separate accounts assets	50,961	45,147
Total assets	$174,525	$164,737
Liabilities, capital and surplus
Liabilities:
Policy reserves	$99,955	$97,138
Deposit funds	1,524	1,467
Policy claims	326	259
Separate accounts transfers due and accrued	(1,037)	(982)
Obligations under structured settlement agreements	9,537	9,084
Amounts payable under security lending agreements	675	676
Other liabilities	1,404	934
Interest maintenance reserve	130	99
Asset valuation reserve	1,603	1,561
Separate accounts liabilities	50,960	45,146
Total liabilities	165,077	155,382
Capital and Surplus:
Capital stock - par value $10,000 (20,000 shares authorized, 2,500 issued and outstanding)	25	25
Gross paid in and contributed surplus	4,458	3,928
Unassigned surplus	4,965	5,402
Total capital and surplus	9,448	9,355
Total liabilities, capital and surplus	$174,525	$164,737

See accompanying notes to financial statements.
3

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
(A wholly-owned subsidiary of New York Life Insurance Company)

STATUTORY STATEMENTS OF OPERATIONS

	Years Ended December 31,
	2020	2019	2018
	(in millions)
Income
Premiums	$12,657	$13,344	$12,301
Net investment income	4,140	4,300	4,075
Other income	977	969	920
Total income	17,774	18,613	17,296
Benefits and expenses
Benefit payments:
Death benefits	929	745	676
Annuity benefits	3,247	3,145	3,003
Surrender benefits	8,126	8,494	8,044
Other benefits	115	91	80
Total benefit payments	12,417	12,475	11,803
Additions to policy reserves	2,803	3,075	7,626
Net transfers to (from) separate accounts	710	698	(210)
Adjustment in funds withheld	—	—	(3,886)
Operating expenses	1,382	1,487	1,474
Total benefits and expenses	17,312	17,735	16,807
Gain from operations before federal and foreign income taxes	462	878	489
Federal and foreign income taxes	102	227	214
Net gain from operations	360	651	275
Net realized capital losses, after taxes and transfers to interest maintenance reserve	(177)	(20)	(8)
Net income	$183	$631	$267

See accompanying notes to financial statements.
4

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
(A wholly-owned subsidiary of New York Life Insurance Company)

STATUTORY STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS

	Years Ended December 31,
	2020	2019	2018
	(in millions)
Capital and surplus, beginning of year	$9,355	$8,586	$9,187
Net income	183	631	267
Change in net unrealized capital gains on investments	206	386	(73)
Change in nonadmitted assets	2	(93)	(160)
Change in asset valuation reserve	(43)	(348)	(24)
Change in reserve valuation basis	(16)	—	—
Change in net deferred income tax	162	109	153
Dividends to Parent	(932)	—	(600)
Prior period corrections	—	89	(169)
Additional paid in surplus	530	—	—
Other adjustments, net	1	(5)	5
Capital and surplus, end of year	$9,448	$9,355	$8,586

See accompanying notes to financial statements.
5

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
(A wholly-owned subsidiary of New York Life Insurance Company)

STATUTORY STATEMENTS OF CASH FLOWS

	Years Ended December 31,
	2020	2019	2018
	(in millions)
Cash flows from operating activities:
Premiums received	$12,665	$13,351	$12,279
Net investment income received	3,849	4,374	3,783
Other	974	954	910
Total received	17,488	18,679	16,972
Benefits and other payments	12,281	12,418	11,644
Net transfers to (from) separate accounts	764	766	(293)
Operating expenses	1,298	1,725	1,396
Federal income taxes	65	136	269
Total paid	14,408	15,045	13,016
Net cash from operating activities	3,080	3,634	3,956
Cash flows used in investing activities:
Proceeds from investments sold	5,035	2,329	2,888
Proceeds from investments matured or repaid	9,733	12,174	10,107
Cost of investments acquired	(15,553)	(18,668)	(16,388)
Net change in policy loans	17	(17)	(29)
Net cash used in investing activities	(768)	(4,182)	(3,422)
Cash flows (used in) from financing and miscellaneous activities:
Dividends to Parent	(932)	—	(600)
Other miscellaneous uses	(17)	93	(254)
Net cash (used in) from financing and miscellaneous activities	(949)	93	(854)
Net increase (decrease) in cash, cash equivalents and short-term investments	1,363	(455)	(320)
Cash, cash equivalents and short-term investments, beginning of year	1,436	1,891	2,211
Cash, cash equivalents and short-term investments, end of year	$2,799	$1,436	$1,891

See accompanying notes to financial statements.
6

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
(A wholly-owned subsidiary of New York Life Insurance Company)

STATUTORY STATEMENTS OF CASH FLOWS (supplemental)

	Years Ended December 31,
	2020	2019	2018
	(in millions)
Non-cash activities during the year not included in the Statutory Statements of Cash Flows:
Contribution from New York Life	$530	$—	$—
Exchange/conversion of bonds to bonds	$471	$498	$563
Capitalized interest on bonds	$125	$132	$136
Depreciation/amortization on fixed assets	$77	$81	$73
Transfer of bond investment to other invested assets	$72	$—	$17
Transfer of mortgage loans to other invested assets	$40	$—	$—
Exchange of bonds to stocks	$19	$7	$2
Bonds to be announced commitments - purchased/sold	$10	$133	$—
Other	$13	$15	$35
See accompanying notes to financial statements.
7

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
December 31, 2020, 2019 and 2018

NOTE 1 - NATURE OF OPERATIONS

New York Life Insurance and Annuity Corporation (“the Company”), domiciled in the State of Delaware, is a direct, wholly-owned subsidiary of New York Life Insurance Company (“New York Life”). The Company’s primary business operations are its life and annuity business and its investment management activities. The Company offers a wide variety of interest sensitive and variable life insurance and annuity products to a large cross section of the insurance market. The Company markets its products in all 50 states of the United States of America and the District of Columbia, primarily through New York Life’s career agency force, with certain products also marketed through independent brokers, brokerage general agents and banks.

NOTE 2 - BASIS OF PRESENTATION

The accompanying financial statements have been prepared using accounting practices prescribed or permitted by the Delaware State Insurance Department (“DSID” or “statutory accounting practices”), which is a comprehensive basis of accounting other than accounting principles generally accepted in the United States of America (“U.S. GAAP”).

The DSID recognizes only statutory accounting practices prescribed or permitted by the State of Delaware for determining and reporting the financial position and results of operations of an insurance company and for determining its solvency under the Delaware State Insurance Law. The National Association of Insurance Commissioners’ (“NAIC”) Accounting Practices and Procedures Manual (“NAIC SAP”) has been adopted as a component of prescribed or permitted practices by the State of Delaware. Prescribed statutory accounting practices include state laws and regulations. Permitted statutory accounting practices encompass accounting practices that are not prescribed; such practices differ from state to state, may differ from company to company within a state, and may change in the future. The Company has no permitted practices.

Prior Period Corrections

In 2018, the Company determined it understated reserves for a fixed deferred annuity product with guaranteed income benefits dating back to 2014. Management evaluated the adjustment and concluded while the Company's reserves in prior periods were understated, the understatement of reserves was not material to any previously reported annual financial statements. The Company recorded a prior period correction to reduce surplus by $169 million after-tax in 2018, reflecting the cumulative impact for the years 2017 and prior. During 2019, the Company continued to evaluate its reserves for the fixed deferred annuity product with guaranteed income benefits dating back to 2014. As a result of the further evaluation, the Company reduced its reserves and recorded a prior period correction to increase surplus by $64 million after-tax in 2019.
In 2019, the Company determined it had understated its federal income tax benefits related to income on certain investments in tax exempt municipal bonds. As a result, the Company recorded a prior period correction increasing surplus by $25 million in 2019, reflecting the impact for the years 2014-2018.

8

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 3 - SIGNIFICANT ACCOUNTING POLICIES
Use of Estimates
The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements. Management is also required to disclose contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results may differ from those estimates.
Bonds

Bonds are stated at amortized cost using the interest method. Bonds in or near default (rated NAIC 6) are stated at the lower of amortized cost or fair value. Refer to Note 9 - Fair Value Measurements for a discussion of the valuation approach and methods for bonds.
For U.S. SAP, certain SVO approved Exchange Traded Funds ("ETFs") and mutual funds (“SVO-Identified Investments”) are eligible for classification as bonds as identified in the NAIC’s SVO Purposes and Procedure Manual. SVO-Identified bond ETFs are stated at fair value and reported as bonds.

The interest method for loan-backed and structured securities, which are included in bonds, uses current assumptions of projected cash flows. Amortization of premium or accretion of discount from the purchase of these securities considers the estimated timing and amount of cash flows of the underlying loans, including prepayment assumptions based on data obtained from external sources or internal estimates. Projected future cash flows are updated monthly, and the amortized cost and effective yield of the securities are adjusted as necessary to reflect historical prepayment experience and changes in estimated future prepayments. For high credit quality loan-backed and structured securities (those rated AA or above at the date of acquisition), the adjustments to amortized cost are recorded as a charge or credit to net investment income in accordance with the retrospective method. For loan-backed and structured securities that are not of high credit quality (those rated below AA at date of acquisition), certain floating rate securities and securities with the potential for a loss of a portion of the original investment due to contractual prepayments (e.g., interest only securities), the effective yield is adjusted prospectively for any changes in estimated cash flows.

All acquisitions of securities are recorded in the financial statements on a trade date basis except for the acquisitions of private placement bonds, which are recorded on the funding date.

Preferred Stocks

Preferred stocks in “good standing” (NAIC designation of 1 to 3) are valued at amortized cost. Preferred stocks “not in good standing” (NAIC designation of 4 to 6) are valued at the lower of amortized cost or fair value. Refer to Note 9 - Fair Value Measurements for a discussion of the valuation approach and methods for preferred stocks.

Common Stocks

Common stocks include the Company’s investments in unaffiliated stocks, which includes investments in shares of SEC registered investment funds as well as regulated foreign open-end investment funds, which are carried at fair value. Unrealized gains and losses are reflected in surplus, net of deferred taxes. Refer to Note 9 - Fair Value Measurements for a discussion of the valuation approach and methods for common stocks.

9

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 3 - SIGNIFICANT ACCOUNTING POLICIES (continued)
Other than Temporary Impairments

The cost basis of bonds and equity securities is adjusted for impairments in value that are deemed to be other than temporary. An other-than-temporary loss is recognized in net income when it is anticipated that the amortized cost will not be recovered. Factors considered in evaluating whether a decline in value is other than temporary include: (1) whether the decline is substantial; (2) the duration that the fair value has been less than cost; (3) the financial condition and near-term prospects of the issuer; and (4) the Company’s ability and intent to retain the investment for a period of time sufficient to allow for an anticipated recovery in value.

When a bond (other than loan-backed and structured securities), preferred stock or common stock is deemed other-than-temporarily impaired, the difference between the investment's amortized cost and its fair value is recognized as a realized loss and reported in net income if the loss is credit related, or deferred in the interest maintenance reserve ("IMR") if interest related for bonds.

For loan-backed and structured securities, the entire difference between the security’s amortized cost and its fair value is recognized in net income only when the Company (1) has the intent to sell the security or (2) it does not have the intent and ability to hold the security to recovery. If neither of these two conditions exists, a realized loss is recognized in net income for the difference between the amortized cost basis of the security and the net present value of projected future cash flows expected to be collected. The net present value is calculated by discounting the Company’s best estimate of projected future cash flows at the effective interest rate implicit in the loan-backed or structured security prior to impairment.

The determination of cash flow estimates in the net present value calculation is subjective and methodologies will vary, depending on the type of security. The Company considers all information relevant to the collectability of the security, including past events, current conditions, and reasonably supportable assumptions and forecasts in developing the estimate of cash flows expected to be collected. This information generally includes, but may not be limited to, the remaining payment terms of the security, estimated prepayment speeds, defaults, recoveries upon liquidation of the underlying collateral securing the notes, the financial condition of the issuer(s), credit enhancements and other third-party guarantees. In addition, other information, such as industry analyst reports and forecasts, sector credit ratings, the financial condition of the bond insurer for insured fixed income securities and other market data relevant to the collectability may also be considered, as well as the expected timing of the receipt of insured payments, if any. The estimated fair value of the collateral may be used to estimate recovery value if the Company determines that the security is dependent on the liquidation of the collateral for recovery.

The new cost basis of an impaired security is not adjusted for subsequent increases in estimated fair value. In periods subsequent to the recognition of an other-than-temporary impairment ("OTTI"), the impaired bond security is accounted for as if it had been purchased on the measurement date of the impairment. Accordingly, the discount (or reduced premium) based on the new cost basis may be accreted (or amortized) into net investment income in future periods based on prospective changes in cash flow estimates, to reflect adjustments to the effective yield.

Mortgage Loans

Mortgage loans on real estate are carried at unpaid principal balances, net of discounts, premiums, deferred origination fees related to points, and specific valuation allowances, and are collateralized. Specific valuation allowances are established for the excess carrying value of the mortgage loan over the estimated fair value of the collateral as an unrealized loss in surplus, when it is probable that based on current information and events, the Company will be unable to collect all amounts due under the contractual terms of the loan agreement. Fair value of the collateral is estimated by performing an internal or external current appraisal. If impairment is deemed to be other-than-temporary, which can include a loan modification that qualifies as a troubled debt restructuring (“TDR”), a direct write-down is recognized as a realized loss reported in net income, and a new cost basis for the individual mortgage loan, which is equal to the fair value of the collateral, less costs to obtain and sell, is established. Refer to Note 9 - Fair Value Measurements for a discussion of the valuation approach and methods for mortgage loans.

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NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 3 - SIGNIFICANT ACCOUNTING POLICIES (continued)
The Company accrues interest income on mortgage loans to the extent it is deemed collectible. The Company places loans on non-accrual status, and ceases to recognize interest income when management determines that the collection of interest and repayment of principal is not probable. Any accrued but uncollected interest is reversed out of interest income once a loan is put on non-accrual status. Interest payments received on mortgage loans where interest payments have been deemed uncollectible are recognized on a cash basis and recorded as interest income. If a determination is made that the principal will not be collected, the interest payment received is used to reduce the principal balance. If a mortgage loan has any investment income due and accrued that is 90 days past due and collectible, the investment income will continue to accrue but all accrued interest related to the mortgage loan is reported as a nonadmitted asset, until such time that it has been paid or is deemed uncollectible.

Policy Loans

Policy loans are stated at the aggregate balance due. The excess of the unpaid balance of a policy loan that exceeds the cash surrender value is nonadmitted.

Other Invested Assets

Investments in limited partnerships and limited liability companies, including equity investments in affiliated entities organized as limited liability companies, which have admissible audits are carried at the underlying audited equity of the investee. The financial statements of equity method investees are usually not received in time for the Company to apply the equity method at each reporting period. Therefore, the equity pick-up on these investments has been recorded on a one to three-month lag.
The cost basis of limited partnerships and limited liability companies is adjusted for impairments in value deemed to be other-than-temporary, with the difference between cost and carrying value, which approximates fair value, recognized as a realized loss reported in net income. The new cost basis of an impaired limited partnership or limited liability company is not adjusted for subsequent increases in the underlying audited equity of the investee..

Dividends and distributions from limited partnerships and limited liability companies, other than those deemed a return of capital, are recorded in net investment income. Undistributed earnings are included in unrealized gains and losses and are reflected in surplus, net of deferred taxes.

Low-Income Housing Tax Credit (“LIHTC”) investments, which are included in other invested assets, are recorded at proportional amortized cost and include remaining unfunded commitments. The carrying value of the investment is amortized into income in proportion to the actual and projected future amounts of tax credits and deductible losses. The amortization is recorded through net investment income.

Real estate includes properties that are directly-owned and real estate property investments that are directly and wholly-owned through a limited liability company and meet certain criteria. Real estate held for the production of income is stated at cost less accumulated depreciation and encumbrances. Real estate held for sale is stated at the lower of cost less accumulated depreciation or fair value, less encumbrances and estimated costs to sell. If there is an indication that the carrying amount of the real estate may not be recoverable, then it must be tested for impairment. If the carrying amount of a real estate investment exceeds its undiscounted cash flows, an OTTI is recorded as a realized loss in net income, calculated as the difference between the carrying amount of the real estate investment and the fair value of the real estate investment. Depreciation of real estate held for the production of income is calculated using the straight-line method over the estimated lives of the assets, generally 40 years. Costs of permanent improvements are depreciated over their estimated useful life, or the remaining estimated life of the real estate.

11

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 3 - SIGNIFICANT ACCOUNTING POLICIES (continued)
Derivative Instruments

Derivative instruments that qualify and are designated for hedge accounting are valued in a manner consistent with the items being hedged. Periodic payments and receipts on these derivatives are recorded on an accrual basis within net investment income for hedges of fixed income securities, other income for hedges of liabilities. Net realized gains and losses are recognized upon termination or maturity of these contracts in a manner consistent with the hedged item and when subject to the IMR, are transferred to the IMR, net of taxes.

To qualify for hedge accounting, the hedge relationship is designated and formally documented at inception, which means any time prior to the first quarterly hedge effectiveness assessment date, by detailing the particular risk, management objective and strategy for the hedge. This includes the item and risk that is being hedged, the derivative that is being used, as well as how effectiveness is being assessed. A derivative must be highly effective in accomplishing the objective of offsetting either changes in fair value or cash flows for the risk being hedged. The hedging relationship is considered highly effective if the changes in fair value or cash flows of the hedging instrument are within 80% to 125% of the inverse changes in the fair value or cash flows of the hedged item. The Company formally assesses effectiveness of its hedging relationships both at the hedge inception and on a quarterly basis over the life of the hedge relationship in accordance with its risk management policy. The Company assesses hedge effectiveness qualitatively on a quarterly basis if (1) the initial quantitative prospective assessment demonstrates that the relationship is expected to be highly effective and (2) at inception, the Company is able to reasonably support an expectation of high effectiveness on a qualitative basis in subsequent periods. The Company continually assesses the credit standing of the derivative counterparty and, if the counterparty is deemed to be no longer creditworthy, the hedge relationship will no longer be considered effective.
The Company discontinues hedge accounting prospectively if: (1) it is determined that the derivative is no longer effective in offsetting changes in the fair value or cash flows of a hedged item; (2) the derivative expired or is sold, terminated, or exercised; (3) it is probable that the forecasted transaction will not occur, or (4) management determines that designation of the derivative as a hedge instrument is no longer appropriate.
Derivative instruments that do not qualify or are not designated for hedge accounting are carried at fair value and changes in fair value are recorded in surplus as unrealized gains and losses, net of deferred taxes. Periodic payments and receipts on these derivatives are recorded on an accrual basis within net investment income for hedges of fixed income securities and other income for hedges of liabilities. Upon termination or maturity the gains or losses on these contracts are recognized in net realized capital gains and losses, net of taxes. Realized gains or losses on terminated or matured derivatives, which are subject to the IMR, are transferred to the IMR, net of taxes.
The Company also uses derivatives as part of replication transactions. Replication transactions refer to derivative transactions entered into in conjunction with other investments in order to reproduce the investment characteristics of otherwise permissible investments. The accounting for derivatives used in replication transactions depends upon how the underlying cash instrument is accounted for, as well as how the replicated asset would be accounted for if acquired directly, alternatively, the Company can elect to carry the derivative at fair value. The Company uses bonds as the referenced cash instrument in its current replication transactions, therefore, the derivatives are carried at amortized cost. The Company accrues investment income for the replicated synthetic asset throughout the life of the replication transaction. Realized gains or losses at maturity of the replication transaction, which are subject to the IMR, are transferred to the IMR, net of tax.

Cash, Cash Equivalents and Short-term Investments

Cash and cash equivalents includes cash on hand, amounts due from banks and highly liquid debt instruments that have original maturities of three months or less at date of purchase and are carried at amortized cost. Cash and cash equivalents also include money market mutual funds which are stated at fair value. Short-term investments consist of securities with remaining maturities of one year or less, but greater than three months at the time of acquisition and are carried at amortized cost, which approximates fair value.

12

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 3 - SIGNIFICANT ACCOUNTING POLICIES (continued)
Asset Valuation Reserve ("AVR") and IMR

The AVR is used to stabilize surplus from fluctuations in the fair value of bonds, stocks, mortgage loans, real estate and other invested assets. Changes in the AVR are accounted for as direct increases or decreases in surplus. The IMR captures interest related realized gains and losses on sales (net of taxes) of bonds, preferred stocks mortgage loans, interest related other-than-temporary impairments (net of taxes) and realized gains or losses (net of taxes) on terminated interest rate related derivatives which are amortized into net income over the expected years to maturity of the investments sold or the item being hedged using the grouped method. An interest related other-than-temporary impairment occurs when the Company has the intent to sell an investment, at the reporting date, before recovery of the cost of the investment. For loan-backed and structured securities, the non-interest related other-than-temporary impairment is booked to the AVR, and the interest related portion to the IMR.
Loaned Securities and Repurchase Agreements
The Company enters into securities lending agreements whereby certain investment securities are loaned to third-parties. Securities loaned are treated as financing arrangements. With respect to securities loaned, in order to reduce the Company’s risk under these transactions, the Company requires initial cash collateral equal to 102% of the fair value of domestic securities loaned. The Company records an offsetting liability in amounts payable under security lending agreements. The Company monitors the fair value of securities loaned with additional collateral obtained as necessary. The borrower of the loaned securities is permitted to sell or repledge those securities.

The Company enters into dollar roll repurchase agreements to sell and repurchase securities. Assets to be repurchased are the same, or substantially the same, as the assets sold. The Company agrees to sell securities at a specified price and repurchase the securities at a lower price. The Company receives cash in the amount of the sales proceeds and establishes a liability equal to the repurchase amount. The difference between the sale and repurchase amounts represents deferred income which is earned over the life of the agreement. The liability for repurchasing the assets is included in other liabilities.

The Company enters into tri-party reverse repurchase agreements to purchase and resell short-term securities. The Company receives securities as collateral, having a fair value at least equal to 102% of the purchase price paid by the Company for the securities and the Company’s designated custodian takes possession of this collateral. The Company is not permitted to sell or repledge these securities. The collateral is not recorded on the Company’s financial statements. However, if the counterparty defaults, the Company would then exercise its rights with respect to the collateral, including a sale of the collateral. The fair value of the securities held as collateral is monitored daily and additional collateral is obtained, where appropriate, to protect against credit exposure. The Company records the amount paid for securities purchased under agreements to resell in cash, cash equivalents and short-term investments.
Premiums and Related Expenses
Life premiums are recognized as revenue when due. Annuity considerations are recognized as revenue when received. Commissions and other costs associated with acquiring new business are charged to operations as incurred. Amounts received or paid under deposit type contracts without mortality or morbidity risk are not reported as income or benefits but are recorded directly as an adjustment to the liability for deposit funds.
Net Investment Income
Income from investments, including amortization of premium, accrual of discount and similar items, is recorded within net investment income, unless otherwise stated herein.
13

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 3 - SIGNIFICANT ACCOUNTING POLICIES (continued)
Policy Reserves
Policy reserves are based on mortality tables and valuation interest rates, which are consistent with statutory requirements and are designed to be sufficient to provide for contractual benefits. The Company holds reserves greater than those developed under the minimum statutory reserving rules when the valuation actuary determines that the minimum statutory reserves are inadequate. Actual results could differ from these estimates and may result in the establishment of additional reserves. The valuation actuary monitors actual experience and, where circumstances warrant, revises assumptions and the related estimates for policy reserves. Refer to Note 12 - Insurance Liabilities for discussion of reserves in excess of minimum NAIC requirements.
Federal Income Taxes
Current federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year and any adjustments to such estimates from prior years. Deferred federal income tax assets (“DTAs”) and deferred federal income tax liabilities (“DTLs”) are recognized for expected future tax consequences of temporary differences between statutory and taxable income. Temporary differences are identified and measured using a balance sheet approach whereby statutory and tax balance sheets are compared. Changes in DTAs and DTLs are recognized as a separate component of surplus (except for the net deferred taxes related to investments, which are included in unrealized gains and losses). Net DTAs are admitted to the extent permissible under NAIC SAP. Gross DTAs are reduced by a statutory valuation allowance, if it is more likely than not that some portion or all of the gross DTA will not be realized. The Company is required to establish a tax loss contingency if it is more likely than not that a tax position will not be sustained. The amount of the contingency reserve is management’s best estimate of the amount of the original tax benefit that could be reversed upon audit, unless the best estimate is greater than 50% of the original tax benefit, in which case the reserve is equal to the entire tax benefit.

The Company is a member of an affiliated group, which files a consolidated federal income tax return with New York Life. The consolidated income tax provision or benefit is allocated among the members of the group in accordance with a tax allocation agreement. This tax allocation agreement provides that the Company computes its share of the consolidated tax provision or benefit, in general, on a separate company basis, and may, where applicable, include the tax benefits of operating or capital losses utilizable in the New York Life's consolidated returns. Intercompany tax balances are settled quarterly on an estimated basis with a final settlement occurring within 30 days of the filing of the consolidated tax return. Current federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year and any adjustments to such estimates from prior years.

On December 22, 2017, the Tax Cuts and Jobs Act (“TCJA”) was signed into law, making significant changes to the U.S. Internal Revenue Code ("IRC").
On February 8, 2018, the NAIC issued Interpretation 18-01 ("INT 18-01") to address the reporting and updating of estimates that companies are required to reflect as various accounting adjustments in their financial statements as a result of the TCJA. This guidance provides that, although some accounting computations may be considered complete, other accounting computations or assessments may be considered incomplete when the financial statements are filed. As such, for those items which are incomplete but for which a reasonable estimate can be made, those amounts should be recorded as provisional in the financial statements not to extend beyond one year of the TCJA enactment date of December 22, 2017. See Note 16 - Income Taxes for additional information on the TCJA and the INT 18-01 provisional amounts.
Separate Accounts
The Company has established both non-guaranteed and guaranteed separate accounts with varying investment objectives which are segregated from the Company’s general account and are maintained for the benefit of separate accounts policyholders. Assets held in non-guaranteed separate accounts are stated at market value. Assets held in guaranteed separate accounts are carried at the same basis as the general account up to the value of policyholder reserves and at fair value thereafter.
14

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 3 - SIGNIFICANT ACCOUNTING POLICIES (continued)
The liability for separate accounts represents policyholders’ interests in the separate accounts assets, excluding liabilities representing due and accrued transfers to the general account. The liability for non-guaranteed separate accounts represents policyholders’ interests in the separate accounts assets, including accumulated net investment income and realized and unrealized gains and losses on those assets. For the guaranteed separate accounts, the liability represents amounts due to policyholders pursuant to the terms of the contract.
Other Assets and Liabilities
Other assets primarily consist of net DTAs and other receivables.

Other liabilities primarily consist of payable to parent, derivative liabilities, amounts payable for undelivered securities and reinsurance payables.
Nonadmitted Assets
Under statutory accounting practices, certain assets are designated as nonadmitted assets and are not included in the accompanying Statutory Statements of Financial Position since these assets are not permitted by the DSID to be taken into account in determining the Company’s financial condition.

Nonadmitted assets typically include agents’ debit balances, DTAs not realizable within three years, and receivables over ninety days past due. Changes to nonadmitted assets are reported as a direct adjustment to surplus in the accompanying Statutory Statements of Changes in Surplus.
Fair Value of Financial Instruments and Insurance Liabilities
Fair value of various assets and liabilities are included throughout the notes to the financial statements. Specifically, fair value disclosure of investments held is reported in Note 6 - Investments. Fair values for derivative instruments are included in Note 7 - Derivative Instruments and Risk Management. Fair values for insurance liabilities are reported in Note 12 - Insurance Liabilities. The aggregate fair value of all financial instruments summarized by type is included in Note 9 - Fair Value Measurements.
Contingencies
Amounts related to contingencies are accrued if it is probable that a liability has been incurred and an amount is reasonably estimable.

At the inception of a guarantee, the Company recognizes an initial liability at fair value for the obligations it has undertaken, regardless of the probability of performance under the guarantee.
Foreign Currency Transactions
For foreign currency items, income and expenses are translated at the average exchange rate for the period, while assets and liabilities are translated using the spot rate in effect at the date of the statements. Changes in the asset and liability values due to fluctuations in foreign currency exchange rates are recorded as unrealized capital gains and losses in surplus until the asset is sold or exchanged or the liability is settled. Upon settlement, previously recorded unrealized capital gains and losses are reversed, and the foreign exchange gain or loss for the entire holding period is recorded as a realized capital gain or loss in net income.

15

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 4 - BUSINESS RISKS AND UNCERTAINTIES

The Company is exposed to an array of risks, including, but not limited to, regulatory actions, financial risk, risks associated with its investments and operational risk, including cyber security.

The novel coronavirus (“COVID-19”) pandemic continues to spread in the United States and throughout the world, and has created and may continue to create extreme stress and disruption in the global economy and financial markets, as well as elevated mortality and morbidity experience for the global population. The ultimate extent of the impact will depend on numerous factors, all of which are highly uncertain and cannot be predicted. These factors include the length and severity of the outbreak, including the impact of new variants of the virus and the efficacy of vaccines and therapeutic treatments in combating the virus, the effectiveness of responses to the pandemic taken by governments and private sector businesses, and the impacts on New York Life’s customers, employees and vendors. The Company continues to monitor the economic environment and other potential impacts relating to the COVID-19 pandemic as it relates to the risks described below on its insurance liabilities, investment portfolio and business operations.

The Company is regulated by the insurance departments of the states and territories where it is licensed to do business. Although the federal government does not directly regulate the business of insurance, federal legislation and administrative policies can significantly and adversely affect the insurance industry and the Company. The Company is unable to predict whether any administrative or legislative proposals, at either the federal or state level, will be adopted in the future, or the effect, if any, such proposals would have on the Company.

The Company's insurance liabilities and assets under management are exposed to market risk, policyholder behavior risk and mortality/longevity risk. Market volatility and other equity market conditions may affect the Company’s exposure to risks related to guaranteed death benefits and guaranteed living benefits on variable annuity and certain variable universal life products. Furthermore, the level of sales of the Company’s insurance and investment products is influenced by many factors, including general market rates of interest, the strength, weakness and volatility of equity markets, and terms and conditions of competing products.

The Company is exposed to the risks normally associated with an investment portfolio, which include interest rate, liquidity, credit and counterparty risks. The Company controls its exposure to these risks by, among other things, closely monitoring and managing the duration and cash flows of its assets and liabilities, maintaining a large percentage of its portfolio in highly liquid securities, engaging in a disciplined process of underwriting, reviewing and monitoring credit risk, and by devoting significant resources to develop and periodically update its risk management policies and procedures.

The Company relies on technology systems and solutions to conduct business and to retain, store, protect, and manage confidential information. The failure of the Company’s technology systems and solutions, or those of a vendor, for any reason has the potential to disrupt its operations, result in the loss of customer business, damage the Company’s reputation, and expose the Company to litigation and regulatory action, all of which could adversely impact its profitability.

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NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 5 - RECENT ACCOUNTING PRONOUNCEMENTS

Changes in Accounting Principles

Accounting changes adopted to conform to the provisions of NAIC SAP or other state prescribed accounting practices are reported as changes in accounting principles. The cumulative effect of changes in accounting principles is generally reported as an adjustment to unassigned surplus in the period of the change in accounting principle. Generally, the cumulative effect is the difference between the amount of capital and surplus at the beginning of the year and the amount of capital and surplus that would have been reported at that date if the new accounting principles had been applied retroactively for all prior periods.

On March 27, 2020, President Trump signed into law the Coronavirus Aid, Relief, and Economic Security Act (the “CARES Act”), which provides relief from certain requirements under U.S. GAAP. Section 4013 of the CARES Act gives entities temporary relief from the accounting and disclosure requirements for TDRs under U.S. GAAP (ASC 310-40) in certain situations. On April 7, 2020, a group of banking agencies issued an interagency statement, which was reaffirmed by the Financial Accounting Standards Board that also offered some practical expedients for evaluating whether loan modifications that occur in response to the coronavirus disease 2019 (“COVID-19”) pandemic are TDRs. In response to these events, the NAIC adopted a number of accounting Interpretations in 2020 to provide similar relief under statutory accounting, INTs 20-03 and 20-07 allowed insurers to make minor, short-term modifications to mortgage loans and debt securities upon request from borrowers experiencing financial difficulty due to COVID-19, without having to evaluate whether such modifications fall within the TDR accounting guidance and potentially have to impair such investments. The Company has granted a number of short-term, minor modifications in its mortgage loan portfolio that allow borrowers not to make contractual payments of principal and interest for up to six months with the repayment taking place either at the end of the 6-month deferral period, throughout the life of the investment or at time of maturity. These modifications did not have a material impact on surplus or net income.

In 2020, the Company adopted Principles Based Reserving ("PBR"). Under PBR for individual life products, reserves are the higher of: a) the reserve using prescribed assumptions or b) the reserve computed using a single prescribed economic scenario or c) the reserve based on a wide range of future economic conditions. Under PBR for variable annuity products ("VM-21"), reserves are the higher of: a) the reserve based on a wide range of future economic conditions computed using prescribed experience factors and b) the reserve based on a wide range of future economic conditions computed using justified company experience factors. For individual life products, the new standards are mandatory for policies issued on or after January 1, 2020 and therefore, there was no impact to surplus on adoption. For variable annuity products, PBR is mandatory for old and new business as of January 1, 2020 and companies are allowed to elect a phase-in period of three years to report the change in reserve valuation basis as described in SSAP No. 51R Life Contracts. This change in valuation basis, which impacts variable annuity reserves written from 1981 to 2019 is permitted under the revisions to New York State Insurance Regulation 213 (11 NYCRR 103), in addition to the Commissioners Annuity Reserve Valuation Method (CARVM) adopted in VM-21. Since the impact of adopting PBR did not materially increase statutory reserves, the Company recorded the full impact in surplus in 2020 and did not elect the phase-in method.

In 2020, the NAIC issued Interpretation 20-01 to provide statutory accounting and reporting guidance for the adoption of ASU 2020-04 Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting under U.S. GAAP. This Interpretation adopts, with minor modification, the U.S. GAAP adopted guidance, which provides optional expedients and exceptions for applying current accounting guidance to contracts, hedging relationships and other transactions affected by reference rate reform if certain criteria are met, through December 31, 2022. The Company is performing an ongoing evaluation of the impact of reference rate reform on its contracts and hedging relationships. Since most of the Company's contracts and hedging relationships are expected to meet the criteria for applying the accounting expedients listed in the Interpretation, reference rate reform is not expected to significantly impact the Company's financial condition or results of operations.

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NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 5 - RECENT ACCOUNTING PRONOUNCEMENTS (continued)
In 2019, the NAIC adopted revisions to the required disclosures under SSAP 100R “Fair Value.” The revisions adopt with modification new fair value disclosure changes under U.S. GAAP. The new requirements eliminate some previously required disclosures and provide clarification on disclosures for investments where the net asset value ("NAV") as a practical expedient to fair value is used for investments in funds that meet certain criteria. The updated disclosures have been reflected in Note 9 - Fair Value Measurements.

In 2019, the NAIC adopted revisions to SSAP 86 “Derivatives.” The revisions incorporate the hedge effectiveness documentation provisions reflected under U.S. GAAP. The revisions, among others, allow companies to perform subsequent assessments of hedge effectiveness qualitatively if certain conditions are met and allow companies more time to perform the initial quantitative hedge effectiveness assessment. The adoption of this guidance did not have an impact on the Company.

In 2018, the NAIC adopted revisions to the disclosure requirements under SSAP 51R “Life Contracts,” SSAP 52 “Deposit-Type Contracts” and SSAP 61 “Life, Deposit-type and Accident and Health Reinsurance.” The adopted revisions require new disclosures on liquidity for life products and variable annuity products. The new disclosures, which are required in 2019, have been included in Note 12 - Insurance Liabilities.
Future Adoption of New Accounting Pronouncement
In 2020, the NAIC adopted revisions to SSAP 32 “Preferred Stock.” The revisions include definitions, measurement and impairment guidance. The revisions require perpetual preferred stock and mandatory convertible preferred stock to be reported at fair value, not to exceed any current effective call price, among other changes. The Company adopted this guidance on January 1, 2021, which increased statutory surplus by $14 million.

NOTE 6 - INVESTMENTS

Bonds
The carrying value and estimated fair value of bonds by maturity at December 31, 2020 and 2019 were as follows (in millions):

	2020		2019
	Carrying Value	Estimated Fair Value	Carrying Value	Estimated Fair Value
Due in one year or less	$4,974	$5,094	$5,067	$5,144
Due after one year through five years	31,849	33,772	27,360	28,263
Due after five years through ten years(1)	27,348	30,310	31,810	33,388
Due after ten years	25,716	30,246	24,394	27,017
Total	$89,887	$99,422	$88,631	$93,812
(1) Includes an affiliated bond issued by Madison Capital Funding LLC (“MCF”) and an affiliated bond issued by NYL Investment Management Holdings LLC ("NYL Investments"). Refer to Note 11 - Related Party Transactions for a more detailed discussion of related party investments.

Corporate bonds are shown based on contractual maturity. Expected maturities may differ from contractual maturities because issuers may have the right to call or prepay obligations with or without call or prepayment penalties. Mortgage and asset-backed securities ("ABS") are not due at a single maturity date and therefore are shown based on the expected cash flows of the underlying loans, which includes estimates of anticipated future prepayments.

In addition to the information disclosed above, short-term investments with a carrying value of $88 million and $44 million at December 31, 2020 and 2019, respectively, and cash equivalents with a carrying value of $2,863 million and $1,528 million at December 31, 2020 and 2019, respectively are due in one year or less. Carrying value approximates fair value for these investments.

18

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 6 - INVESTMENTS (continued)
At December 31, 2020 and 2019, the distribution of gross unrealized gains and losses on bonds were as follows (in millions):

	2020
	Carrying Value	Unrealized Gains	Unrealized Losses	Estimated Fair Value
U.S. governments	$6,927	$595	$3	$7,519
All other governments	237	34	—	271
U.S. special revenue and special assessment	15,558	2,391	2	17,947
Industrial and miscellaneous unaffiliated	64,335	6,537	179	70,693
Parent, subsidiaries, and affiliates	2,830	163	1	2,992
Total	$89,887	$9,720	$185	$99,422

	2019
	Carrying Value	Unrealized Gains	Unrealized Losses	Estimated Fair Value
U.S. governments	$5,336	$343	$23	$5,656
All other governments	272	26	—	298
U.S. special revenue and special assessment	16,064	1,509	21	17,553
Industrial and miscellaneous unaffiliated	64,808	3,441	95	68,155
Parent, subsidiaries, and affiliates	2,151	—	—	2,150
Total	$88,631	$5,319	$139	$93,812

Common and Preferred Stocks

The carrying value of and change in unrealized gains (losses) generated by common and preferred stocks at December 31, 2020 and 2019 were as follows (in millions):

	2020		2019
	Carrying Value	Change in Unrealized Gains (Losses)	Carrying Value	Change in Unrealized Gains (Losses)
Common stocks	$1,287	$83	$1,644	$239
Preferred stocks	7	—	13	—
Total	$1,294	$83	$1,657	$239

Mortgage Loans
The Company’s mortgage loans are diversified by property type, location and borrower, and are collateralized. The maximum and minimum lending rates for new commercial mortgage loans funded during 2020 were 6.8% and 2.5% and funded during 2019 were 6.4% and 3.0%, respectively. For 2020, the maximum percentage of any one commercial loan to the value of the collateral at the time of the loan, exclusive of insured or guaranteed or purchase money mortgages was 92.4% (average percentage was 54.5% and 53.4% at December 31, 2020 and 2019, respectively). For 2020, the maximum percentage of any residential loan to the value of the collateral at the time of the loan was 80.0% (average percentage was 53.4% and 50.4% at December 31, 2020 and 2019, respectively). The Company has no significant credit risk exposure to any one individual borrower.

The majority of the Company's commercial mortgage loans were held in a form of participations with the carrying value of $14,863 million and $14,598 million at December 31, 2020 and 2019, respectively. These loans were originated or acquired by New York Life. Refer to Note 11- Related Party Transactions for more details.

19

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 6 - INVESTMENTS (continued)
At December 31, 2020 and 2019, the distribution of the mortgage loan portfolio by property type and geographic location were as follows ($ in millions):

	2020		2019
	Carrying Value	% of Total	Carrying Value	% of Total
Property Type:
Apartment buildings	$4,605	30.8%	$4,729	32.2%
Office buildings	4,293	28.7	4,101	27.9
Retail facilities	2,929	19.6	3,277	22.3
Industrial	2,837	19.0	2,329	15.8
Hotels	274	1.8	239	1.6
Residential	10	0.1	16	0.2
Other	7	—	6	—
Total	$14,955	100.0%	$14,697	100.0%

	2020		2019
	Carrying Value	% of Total	Carrying Value	% of Total
Geographic Location:
Central	$3,761	25.1%	$3,754	25.5%
Pacific	3,445	23.0	3,255	22.1
South Atlantic	3,362	22.5	3,273	22.3
Middle Atlantic	3,270	21.9	3,249	22.1
New England	1,099	7.3	1,148	7.8
Other	18	0.2	18	0.2
Total	$14,955	100.0%	$14,697	100.0%

At December 31, 2020 and 2019, $73 million of mortgage loans and $1 million, respectively, were past due 90 days and over.

The Company maintains a watchlist of commercial loans that may potentially be impaired. Some of the general guidelines analyzed to include commercial loans within the watchlist are loan-to-value ratio (“LTV”), asset performance such as debt service coverage ratio, lease rollovers, income/expense hurdles, major tenant or borrower issues, the economic climate, and catastrophic events, among others. Collateral securing the loans placed on the watchlist generally take priority in being revalued in the Company’s inspection/evaluation commercial loan program that revalues properties securing commercial mortgage loans. The guideline for analyzing residential loans occurs once a loan is 60 or more days delinquent. At that point, an appraisal or broker’s price opinion of the underlying asset is obtained.

20

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 6 - INVESTMENTS (continued)
Fair value of the collateral for commercial mortgages (excluding credit loans) over $5 million is generally updated every three years, unless a more current appraisal is warranted and commercial mortgages less than $5 million have an on-site inspection performed by an external inspection service generally every 3 years. If the loan is determined to be potentially troubled, the loan is more frequently monitored as to its status. Certain properties that serve as collateral for commercial mortgages have been placed on a different cycle to address additional risks that resulted from the economic shutdown as a result of COVID-19. LTV, which is based on collateral values, is deemed as one of the key mortgage loan indicators to assess credit quality and to assist in identifying problem loans. At December 31, 2020 and 2019, LTVs on the Company’s mortgage loans were as follows (in millions):

	2020
Loan to Value % (By Class)	Apartment Buildings	Office Buildings	Retail Facilities	Industrial	Hotels	Residential	Other	Total
Above 95%	$—	$—	$70	$—	$—	$—	$—	$70
91% to 95%	—	—	—	—	—	—	—	—
81% to 90%	88	65	15	—	—	—	—	168
71% to 80%	383	133	513	41	—	—	—	1,070
Below 70%	4,134	4,095	2,331	2,796	274	10	7	13,647
Total	$4,605	$4,293	$2,929	$2,837	$274	$10	$7	$14,955

	2019
Loan to Value % (By Class)	Apartment Buildings	Office Buildings	Retail Facilities	Industrial	Hotels	Residential	Other	Total
Above 95%	$—	$—	$128	$—	$—	$—	$—	$128
91% to 95%	—	—	—	—	—	—	—	—
81% to 90%	—	—	—	—	—	—	—	—
71% to 80%	516	123	26	—	—	—	—	665
Below 70%	4,213	3,978	3,123	2,329	239	16	6	13,904
Total	$4,729	$4,101	$3,277	$2,329	$239	$16	$6	$14,697

At December 31, 2020 and 2019, impaired mortgage loans were as follows (in millions):

	2020
Type	Impaired Loans with Allowance for Credit Losses	Related Allowance	Impaired Loans Without Allowance for Credit Losses	Average Recorded Investment	Interest Income Recognized	Interest Income on a Cash Basis During the Period
Residential	$—	$—	$1	$1	$—	$—
Commercial	—	—	70	115	3	—
Total	$—	$—	$71	$116	$3	$—

	2019
Type	Impaired Loans with Allowance for Credit Losses	Related Allowance	Impaired Loans Without Allowance for Credit Losses	Average Recorded Investment	Interest Income Recognized	Interest Income on a Cash Basis During the Period
Residential	$—	$—	$1	$2	$—	$—
Commercial	128	(17)	—	5	—	—
Total	$128	$(17)	$1	$7	$—	$—
21

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 6 - INVESTMENTS (continued)
Other Invested Assets
The carrying value of other invested assets at December 31, 2020 and 2019 consisted of the following (in millions):

	2020	2019
Investment in MCF	$1,251	$676
Limited partnerships and limited liability companies	784	665
Other investments	265	128
Real estate investment property(1)	97	101
LIHTC investments	41	53
Loan to affiliate	22	—
Total other invested assets	$2,460	$1,623
(1) Includes $1 million of real estate that was held for sale which consisted of residential properties acquired through foreclosure in 2019.

Net investment income (loss) and change in unrealized gains (losses) for other invested assets for the years ended December 31, 2020, 2019 and 2018 consisted of the following (in millions):

	2020		2019		2018
	Net Investment Income (Loss)	Unrealized Gains (Losses)(1)	Net Investment Income (Loss)	Unrealized Gains (Losses)(1)	Net Investment Income (Loss)	Unrealized Gains (Losses)(1)
Investment in MCF	$65	$(26)	$99	$46	$77	$29
Limited partnerships and limited liability companies	22	11	16	40	4	—
Other investments	8	—	6	—	6	—
Real estate investment property	14	—	9	—	4	—
LIHTC investments	(12)	—	(14)	—	(16)	—
Total other invested assets	$97	$(15)	$116	$86	$75	$29
(1) Includes unrealized foreign exchange gains (losses) of $3 million, ($4) million, and less than $1 million in 2020, 2019, and 2018, respectively.

In 2020, the Company received a capital contribution from New York Life as an additional equity investment in MCF. As a result of this contribution, the Company increased its ownership of MCF. Investment in MCF consists of the Company's equity investment in this affiliate. The Company owns a majority interest in MCF. Dividends are recorded in Net investment income in the accompanying Statutory Statements of Operations when declared and changes in the equity of this investment are recorded in Change in unrealized capital gains on investments in the accompanying Statutory Statements of Financial Position. Refer to Note 11 - Related Party Transactions for more details on other transactions held with MCF.

Limited partnerships and limited liability companies primarily consist of limited partnership interests in mezzanine funds, wind energy investments, and other equity investments. Distributions, other than those deemed a return of capital, are recorded as Net investment income in the accompanying Statutory Statements of Operations. Undistributed earnings are included in Change in unrealized capital gains on investments in the accompanying Statutory Statements of Financial Position.

Other investments consist primarily of investments in surplus notes, preferred units of limited partnership, and other investments with characteristics of debt. Interest earned on these investments is included in Net investment income in the accompanying Statutory Statements of Operations.

22

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 6 - INVESTMENTS (continued)
The Company receives tax credits related to its investments in LIHTC partnerships. The Company’s unexpired tax credits on its investments in LIHTC expire within a range of 2 year to 9 years. During 2020, 2019 and 2018, the Company recorded amortization on these investments under the proportional amortized cost method of $12 million, $14 million and $16 million, respectively. The Company recorded tax credits and other tax benefits on these investments of $15 million, $18 million, and $26 million for 2020, 2019 and 2018, respectively. The minimum holding period required for the Company’s LIHTC investments extends from 3 years to 14 years. The LIHTC investments are periodically subject to regulatory reviews by housing authorities where the properties are located. The Company is not aware of any adverse issues related to such regulatory reviews.
Assets on Deposit or Pledged as Collateral
At December 31, 2020 and 2019, the Company’s restricted assets (including pledged collateral) were as follows ($ in millions):

	2020
	Gross (Admitted and Nonadmitted) Restricted					Percentage
Restricted Asset Category	Total General Account	Total From Prior Year	Increase (Decrease)	Total Nonadmitted Restricted	Total Admitted Restricted	Gross (Admitted and Non-admitted) Restricted to Total Assets	Admitted Restricted to Total Admitted Assets
Collateral held under security lending agreements	$675	$675	$—	$—	$675	0.4%	0.4%
Subject to reverse repurchase agreements	252	220	32	—	252	0.1	0.1
Subject to dollar repurchase agreements	1	1	—	—	1	0.0	0.0
Letter stock or securities restricted as to sale - excluding Federal Home Loan Bank (“FHLB”) capital stock	20	20	—	—	20	0.0	0.0
FHLB capital stock	22	28	(6)	—	22	0.0	0.0
On deposit with states	4	4	—	—	4	0.0	0.0
Total restricted assets	$974	$948	$26	$—	$974	0.6%	0.6%
23

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 6 - INVESTMENTS (continued)

	2019
	Gross (Admitted and Nonadmitted) Restricted					Percentage
Restricted Asset Category	Total General Account	Total From Prior Year	Increase (Decrease)	Total Nonadmitted Restricted	Total Admitted Restricted	Gross (Admitted and Non-admitted) Restricted to Total Assets	Admitted Restricted to Total Admitted Assets
Collateral held under security lending agreements	$675	$675	$—	$—	$675	0.4%	0.4%
Subject to reverse repurchase agreements	220	220	—	—	220	0.1	0.1
Subject to dollar repurchase agreements	1	—	1		1	0.0	0.0
Letter stock or securities restricted as to sale - excluding Federal Home Loan Bank ("FHLB") capital stock	20	19	1	—	20	0.0	0.0
FHLB capital stock	28	28	—	—	28	0.0	0.0
On deposit with states	4	3	1	—	4	0.0	0.0
Total restricted assets	$948	$945	$3	$—	$948	0.6%	0.6%

Loaned Securities and Repurchase Agreements
The Company participates in securities lending programs whereby securities, which are included in investments, are loaned to third parties for the purpose of enhancing income on securities held through reinvestment of cash collateral received upon lending. For securities lending transactions, the Company requires initial collateral, usually in the form of cash, equal to 102% of the fair value of domestic securities loaned. The borrower of the loaned securities is permitted to sell or repledge those securities. At December 31, 2020, the Company recorded cash collateral received under these agreements of $675 million, and established a corresponding liability for the same amount, which is included in Amounts payable under security lending agreements in the accompanying Statutory Statements of Financial Position. For securities lending transactions, the carrying value of securities classified as bonds and on loan at December 31, 2020 was $594 million, with a fair value of $659 million. At December 31, 2019, the carrying value was $625 million, with a fair value of $659 million. The reinvested collateral is reported in bonds, Cash equivalent and short-term investments in the accompanying Statutory Statements of Financial Position. The total fair value of all reinvested collateral positions was $693 million and $691 million at December 31, 2020 and 2019, respectively.

At December 31, 2020, the carrying value and fair value of securities held under agreements to purchase and resell was $252 million, which were classified as tri-party reverse repurchase agreements and included with Cash, cash equivalents and short-term investments in the accompanying Statutory Statements of Financial Position. The securities had a weighted average maturity of four days and a weighted average yield of 0.1%. At December 31, 2019, the carrying value and fair value of securities held under agreements to purchase and resell was $220 million, which were classified as tri-party reverse repurchase agreements and included with Cash, cash equivalents and short-term investments in the accompanying Statutory Statements of Financial Position. The securities had a weighted average maturity of two days and a weighted average yield of 1.5%.

The Company participates in dollar repurchase agreements to sell and repurchase securities. The purchaser of the securities is permitted to sell or repledge those securities. The liability for repurchasing the assets is included in Borrowed money in the accompanying Statutory Statements of Financial Position. At December 31, 2020 and 2019, the Company was a party to dollar repurchase agreements in the general account for $1 million and $1 million, respectively. At December 31, 2020 and 2019, the Company was not a party to any dollar repurchase agreements in the separate accounts.
24

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 6 - INVESTMENTS (continued)
Collateral Received
At December 31, 2020 and 2019, assets received as collateral are reflected within the accompanying Statutory Statements of Financial Position, along with a liability to return such collateral were as follows ($ in millions):

	2020
Cash Collateral Assets	Book/Adjusted Carrying Value	Fair Value	% Total Assets (Admitted and Nonadmitted)	% Total Admitted Assets
Securities lending	$675	$675	0.5%	0.5%
Derivatives	304	304	0.2	0.2
Cash received on repurchase transactions	1	1	—	—
Total	$980	$980	0.8%	0.8%

	2019
Cash Collateral Assets	Book/Adjusted Carrying Value	Fair Value	% Total Assets (Admitted and Nonadmitted)	% Total Admitted Assets
Securities lending	$675	$675	0.6%	0.6%
Derivatives	337	337	0.3	0.3
Cash received on repurchase transactions	1	1	—	—
Total	$1,013	$1,013	0.8%	0.8%

Cash received on securities lending transactions and repurchase agreements is then reinvested in short-term investments and bonds with various maturities.

	2020		2019
Recognized Liability to Return Collateral	Amount	% Total Liabilities	Amount	% Total Liabilities
Amounts payable under securities lending agreements	$675	0.6%	$675	0.6%
Other liabilities (derivatives)	288	0.3	331	0.3
Separate accounts liabilities (derivatives)	16	—	6	—
Borrowed money (repurchase agreements)	1	—	1	—
Total	$980	0.9%	$1,013	0.9%
25

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 6 - INVESTMENTS (continued)
Composition of Collateral Received
The following table presents the terms and amounts of cash collateral received under security lending transactions and dollar repurchase agreements for the following types of securities loaned at December 31, 2020 and 2019 (in millions):

	2020
	Remaining Contractual Maturity of the Agreements
	Open	30 days or less(1)	31 to 60 days	61 to 90 days	Greater than 90 days	Total
US. Treasury	$5	$—	$—	$—	$—	$5
U.S. government corporation & agencies	2	1	—	—	—	3
Foreign governments	1	—	—	—	—	1
U.S. corporate	555	—	—	—	—	555
Foreign corporate	112	—	—	—	—	112
Non-agency ABS	—	—	—	—	—	—
Total general account securities lending transactions	$675	$1	$—	$—	$—	$676
(1) Represents dollar repurchase agreements in the general account

	2019
	Remaining Contractual Maturity of the Agreements
	Open	30 days or less	31 to 60 days	61 to 90 days	Greater than 90 days	Total
US. Treasury	$30	$—	$—	$—	$—	$30
U.S. government corporation & agencies	14	1	—	—	—	15
Foreign governments	1	—	—	—	—	1
U.S. corporate	555	—	—	—	—	555
Foreign corporate	75	—	—	—	—	75
Non-agency ABS	—	—	—	—	—	—
Total general account securities lending transactions	$675	$1	$—	$—	$—	$676

At December 31, 2020 and 2019, there were no separate account securities cash collateral received under securities lending agreements.

26

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 6 - INVESTMENTS (continued)
Reinvestment of Collateral Received
The following tables present the term and aggregate fair value at December 31, 2020 and 2019 from the reinvestment of all collateral received in securities lending and dollar repurchase agreements (in millions):

	2020		2019
Period to Maturity	Amortized Cost	Fair Value	Amortized Cost	Fair Value
Open	$—	$—	$—	$—
30 days or less	400	400	416	416
31 to 60 days	117	117	65	65
61 to 90 days	64	64	22	22
91 to 120 days	10	10	5	5
121 to 180 days	46	46	33	33
181 to 365 days	10	10	26	26
1 to 2 years	20	20	107	107
2 to 3 years	26	26	15	15
Greater than 3 years	—	—	3	3
Total collateral reinvested	$693	$693	$692	$692

To help manage the mismatch of maturity dates between the security lending transactions and the related reinvestment of the collateral received, the Company invests in highly liquid assets.
Reverse Repurchase Agreement Transactions
The following table provides contractual maturity, maximum balance during the year, and ending balance for tri-party repurchase agreements at December 31, 2020 and 2019 (in millions):

	2020		2019
	Maximum Balance	Ending Balance	Maximum Balance	Ending Balance
Open - No Maturity	$—	$—	$—	$—
Overnight	$338	$—	$—	$—
2 Days to 1 Week	$—	$252	$228	$220
> 1 Week to 1 Month	$—	$—	$—	$—
> 1 Month to 3 Months	$—	$—	$—	$—
> 3 Months to 1 Year	$—	$—	$—	$—
> 1 Year	$—	$—	$—	$—

At December 31, 2020 and 2019, the Company did not have any defaulted reverse repurchase agreements.
27

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 6 - INVESTMENTS (continued)
The following table presents the fair value of securities acquired under tri-party reverse repurchase agreement transactions, which were all NAIC rating of 1, for all four quarters of 2020 and 2019 (in millions):

	Maximum Balance	Ending Balance
Fourth Quarter 2020	$270	$252
Third Quarter 2020	$218	$210
Second Quarter 2020	$331	$216
First Quarter 2020	$338	$338

Fourth Quarter 2019	$228	$220
Third Quarter 2019	$195	$178
Second Quarter 2019	$183	$182
First Quarter 2019	$224	$178

The following table presents the securities at fair value pledged as collateral used in tri-party reverse repurchase agreements by remaining contractual maturity for four quarters of 2020 and 2019 (in millions):

	Overnight and Continuous	30 days or Less	31 to 90 Days	> 90 Days
Maximum Amount
Fourth Quarter 2020	$—	$—	$—	$275
Third Quarter 2020	$—	$—	$—	$222
Second Quarter 2020	$—	$—	$—	$338
First Quarter 2020	$—	$—	$—	$345

Fourth Quarter 2019	$—	$—	$—	$233
Third Quarter 2019	$—	$—	$—	$198
Second Quarter 2019	$—	$—	$—	$187
First Quarter 2019	$—	$—	$—	$228

Ending Balance
Fourth Quarter 2020	$—	$—	$—	$257
Third Quarter 2020	$—	$—	$—	$214
Second Quarter 2020	$—	$—	$—	$221
First Quarter 2020	$—	$—	$—	$345

Fourth Quarter 2019	$—	$—	$—	$224
Third Quarter 2019	$—	$—	$—	$182
Second Quarter 2019	$—	$—	$—	$186
First Quarter 2019	$—	$—	$—	$181

At December 31, 2020, and 2019, the Company had no recognized receivable for return of collateral or a recognized liability to return collateral.

28

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 6 - INVESTMENTS (continued)

Insurer Self-Certified Securities
The following represents securities for which the Company does not have all the information required for the NAIC to provide an NAIC designation, but for which the Company is receiving timely payments of principal and interest. These securities are referred to as "5GI Securities" ($ in millions):

General Account	2020			2019
Investments	Number of 5GI Securities	Carrying Value	Estimated Fair Value	Number of 5GI Securities	Carrying Value	Estimated Fair Value
Bonds - amortized cost	3	$—	$—	4	$3	$4
Loan-backed and structured securities - amortized cost	9	35	36	6	5	6
Preferred stock - amortized cost	—	—	—	1	—	—
Total	12	$35	$36	11	$8	$10

The Company did not have any 5GI securities in its separate accounts at December 31, 2020 and 2019.
Wash Sales
In the course of the Company’s investment management activities, securities may be sold and purchased within 30 days of the sale date to meet individual portfolio objectives and to achieve the ongoing rebalancing of exposure.

The details by NAIC designation of 3 or below, or unrated, of securities sold during the years ended December 31, 2020 and 2019, and reacquired within 30 days of the sale date are as follows ($ in millions):

2020
Description	NAIC Designation	Number of Transactions	Book Value of Securities Sold	Cost of Securities Repurchased	Realized Gains (Losses)
Bonds	NAIC 3	—	$—	$—	$—
Bonds	NAIC 4	—	—	—	—
Bonds	NAIC 5	—	—	—	—
Bonds	NAIC 6	—	—	—	—
Preferred stock	NAIC 3	—	—	—	—
Preferred stock	NAIC 4	—	—	—	—
Preferred stock	NAIC 5	—	—	—	—
Preferred stock	NAIC 6	—	—	—	—
Common stock		39	1	1	—
		39	$1	$1	$—
29

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 6 - INVESTMENTS (continued)

2019
Description	NAIC Designation	Number of Transactions	Book Value of Securities Sold	Cost of Securities Repurchased	Realized Gains (Losses)
Bonds	NAIC 3	—	$—	$—	$—
Bonds	NAIC 4	—	—	—	—
Bonds	NAIC 5	—	—	—	—
Bonds	NAIC 6	—	—	—	—
Preferred stock	NAIC 3	—	—	—	—
Preferred stock	NAIC 4	—	—	—	—
Preferred stock	NAIC 5	—	—	—	—
Preferred stock	NAIC 6	—	—	—	—
Common stock		93	3	4	—
		93	$3	$4	$—

NOTE 7 - DERIVATIVE INSTRUMENTS AND RISK MANAGEMENT

The Company uses derivative instruments to manage interest rate, equity, and currency risk. These derivative instruments include foreign currency and bond forwards, interest rate and equity options, interest rate futures, interest rate, total return and foreign currency swaps. The Company does not engage in derivative instrument transactions for speculative purposes.

The Company may enter into exchange-traded futures and over-the-counter (“OTC”) derivative instruments. Exchange traded derivatives are executed through regulated exchanges and require daily posting of initial and variation margin. The Company is exposed to credit risk resulting from default of the exchange.

OTC derivatives may either be cleared through a clearinghouse (“OTC-cleared”) or transacted between the Company and a counterparty under bilateral agreements (“OTC-bilateral”). Similar to exchange traded futures, OTC-cleared derivatives require initial and daily variation margin collateral postings. When transacting OTC-cleared derivatives, the Company is exposed to credit risk resulting from default of the clearinghouse and/or default of the Futures Commission Merchant (e.g. clearinghouse agent).

When transacting OTC-bilateral derivatives, the Company is exposed to the potential default of its OTC-bilateral counterparty. The Company deals with a large number of highly rated OTC-bilateral counterparties, thus limiting its exposure to any single counterparty. The Company has controls in place to monitor credit exposures of OTC-bilateral counterparties by limiting transactions within specified dollar limits and continuously assessing the creditworthiness of its counterparties. The Company uses master netting agreements and adjusts transaction levels, when appropriate, to minimize risk. The Company’s policy is to not offset amounts for derivatives executed with the same counterparty under the same master netting agreement with the associated collateral.

Credit risk is managed by entering into transactions with creditworthy counterparties and obtaining collateral where appropriate. All of the net credit exposure for the Company from derivative contracts is with investment-grade counterparties. For OTC-cleared and exchange traded derivatives, the Company obtains collateral through variation margin which is adjusted daily based on the parties’ net derivative position.

For OTC-bilateral derivatives, the Company obtains collateral in accordance with the terms of credit support annexes ("CSAs") negotiated as part of the master agreements entered into with most OTC-bilateral counterparties. The CSA defines the terms under which collateral is transferred between the parties in order to mitigate credit risk arising from “in the money” derivative positions. The CSA requires that an OTC-bilateral counterparty post collateral to secure its anticipated derivative obligation, taking into account netting arrangements. In addition, certain
30

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 7 - DERIVATIVE INSTRUMENTS AND RISK MANAGEMENT (continued)
of the Company’s contracts require that if the Company’s (or its counterparty’s) credit rating were to fall below a specified rating assigned by a credit rating agency, the other party could request immediate payout on all transactions under the contracts or full collateralization of the positions thereunder. Cash collateral is invested in short-term investments The aggregate fair value of all OTC-bilateral derivative instruments with credit-risk-related contingent features that are in a net liability position at December 31, 2020 and 2019 was $41 million and $3 million, respectively, for which the Company has posted collateral with a fair value of $32 million and $2 million, respectively. If the credit contingent features had been triggered at December 31, 2020, the Company estimates that it would have to post $10 million for a downgrade that would trigger full collateralization.

The Company may be exposed to credit-related losses in the event that an OTC-bilateral counterparty fails to perform its obligations under its contractual terms. In contractual arrangements with OTC-bilateral counterparties that do not include netting provisions, in the event of default, credit exposure is limited to the positive fair value of derivatives at the reporting date. In contractual arrangements with OTC-bilateral counterparties that include netting provisions, in the event of default, credit exposure is limited to the net fair value, if positive, of all derivatives at the reporting date. At December 31, 2020 and 2019, the Company held collateral for derivatives of $201 million and $391 million, respectively, including $28 million and $68 million, respectively, of securities. Fair value of derivatives in a net asset position, net of collateral, was $1 million and $0 million at December 31, 2020 and 2019, respectively.
Interest Rate Risk Management
The Company enters into various types of interest rate derivatives primarily to minimize exposure to fluctuations in interest rates on assets and liabilities held by the Company.

Interest rate swaps are used by the Company to hedge interest rate risk for individual and portfolios of assets. Interest rate swaps are agreements with other parties to exchange, at specified intervals, the difference between interest amounts calculated by reference to an agreed upon notional value. Generally, no cash is exchanged at the onset of the contract and no principal payments are made by either party. The Company does not act as an intermediary or broker in interest rate swaps.

Interest rate (Treasury) futures are used by the Company to manage duration of the Company's fixed income portfolio. Interest rate futures are exchange traded contracts to buy or sell a bond at a specific price at a future date.

Interest rate options are used by the Company to hedge the risk of increasing interest rates on policyholder liabilities. Under these contracts, the Company will receive payments from counterparties should an agreed upon interest rate level be reached and payments will continue to increase under the option contract until an agreed upon interest rate ceiling, if applicable.
Bond forwards and total return swaps are paired with investment grade bonds in replication transactions to replicate the return and price risk of long-dated fixed income securities.
Currency Risk Management
The primary purpose of the Company’s foreign currency hedging activities is to protect the value of foreign currency denominated assets from the risk of changes in foreign exchange rates.

Foreign currency swaps are agreements with other parties to exchange, at specified intervals, principal and interest in one currency for the same in another, at a fixed exchange rate, which is generally set at inception and calculated by reference to an agreed upon notional value. Generally, only principal payments are exchanged at the onset and the end of the contract.

Foreign currency forwards involve the exchange of foreign currencies at a specified future date and at a specified price. No cash is exchanged at the time the agreement is entered into.
31

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 7 - DERIVATIVE INSTRUMENTS AND RISK MANAGEMENT (continued)
Equity Risk Management
The Company purchases equity put options to minimize exposure to the equity risk associated with guarantees on certain underlying policyholder liabilities. There are upfront fees paid related to option contracts at the time the agreements are entered into.

The Company enters into total return swaps to hedge equity exposure in the general account portfolio.

The following tables present the notional amount, gross fair value and carrying value of derivative instruments that are qualifying and designated for hedge accounting, including replications, by type of hedge designation, and those that are not designated for hedge accounting at December 31, 2020 and 2019 (in millions):

	2020
	Primary Risk Exposure	Notional Amount(1)	Fair Value(2)		Carrying Value(3)
Derivative Type			Asset	Liability	Asset	Liability
Derivatives qualifying and designated:
Cash flow hedges:
Foreign currency swaps	Currency	$302	$11	$21	$13	$18
Interest rate swaps	Interest	12	4	—	—	—
Subtotal cash flow hedges		314	15	21	13	18
Replications:
Bond forwards	Interest	2,335	41	72	—	—
Subtotal replications		2,335	41	72	—	—
Total derivatives qualifying and designated		2,649	56	93	13	18
Derivatives not designated:
Foreign currency forwards	Currency	293	—	13	—	13
Foreign currency swaps	Currency	3,457	224	89	224	89
Futures	Interest	40	—	—	—	—
Equity options	Equity	290	11	—	11	—
Interest rate options	Interest	38,002	18	—	18	—
Interest rate swaps	Interest	2,876	249	1	248	1
Total return swaps	Equity	656	1	74	1	74
Total derivatives not designated		45,614	503	177	502	177
Total derivatives		$48,263	$559	$270	$515	$195
(1) Notional amount of derivative instruments provides a measure of involvement in these types of transactions and generally does not represent the amount exchanged between the parties engaged in the transaction.
(2) For a discussion of valuation methods for derivative instruments refer to Note 9 - Fair Value Measurements.
(3) The carrying value of derivatives in an asset position is reported within Other investments and the carrying value of derivatives in a liability position is reported within Other liabilities in the accompanying Statutory Statements of Financial Position.
32

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 7 - DERIVATIVE INSTRUMENTS AND RISK MANAGEMENT (continued)

	2019
	Primary Risk Exposure	Notional Amount(1)	Fair Value(2)		Carrying Value(3)
Derivative Type			Asset	Liability	Asset	Liability
Derivatives qualifying and designated:
Cash flow hedges:
Foreign currency swaps	Currency	$14	$2	$—	$2	$—
Interest rate swaps	Interest	12	4	—	—	—
Subtotal cash flow hedges		26	6	—	2	—
Replications:
Bond forwards	Interest	5	—	1	—	—
Total return swaps	Interest	5	—	—	—	—
Subtotal replications		10	—	1	—	—
Total derivatives qualifying and designated		36	6	1	2	—
Derivatives not designated:
Foreign currency forwards	Currency	335	2	3	2	3
Foreign currency swaps	Currency	3,673	280	30	280	30
Futures	Interest	35	—	—	—	—
Equity options	Equity	290	9	—	9	—
Interest rate options	Interest	42,972	1	—	1	—
Interest rate swaps	Interest	2,480	71	2	71	2
Total derivatives not designated		49,785	363	35	363	35
Total derivatives		$49,821	$369	$36	$365	$35
(1) Notional amount of derivative instruments provides a measure of involvement in these types of transactions and generally does not represent the amount exchanged between the parties engaged in the transaction.
(2) For a discussion of valuation methods for derivative instruments refer to Note 9 - Fair Value Measurements.
(3) The carrying value of derivatives in an asset position is reported within Other investments and the carrying value of derivatives in a liability position is reported within Other liabilities in the accompanying Statutory Statements of Financial Position.
Cash Flow Hedges
The Company’s cash flow hedges primarily include hedges of floating rate securities and foreign currency denominated assets. Derivative instruments used in cash flow hedges that meet criteria indicating that they are highly effective are valued and reported in a manner that is consistent with the hedged asset.

The Company designates and accounts for the following as qualified cash flow hedges: (1) interest rate swaps used to convert floating rate investments to fixed rate investments; (2) foreign currency swaps used to hedge the foreign currency cash flow exposure of foreign currency denominated investments.

33

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 7 - DERIVATIVE INSTRUMENTS AND RISK MANAGEMENT (continued)
The following table presents the effects of derivatives in cash flow hedging relationships for the years ended December 31, 2020, 2019 and 2018 (in millions):

	Surplus(1)			Net Realized Capital Gains (Losses)			Net Investment Income
Derivative Type	2020	2019	2018	2020	2019	2018	2020	2019	2018
Foreign currency swaps	$(12)	$(12)	$5	$—	$10	$—	$2	$1	$1
Interest rate swaps	—	—	—	—	—	—	1	—	—
Total	$(12)	$(12)	$5	$—	$10	$—	$3	$1	$1
(1) The amount of gain (loss) recognized in surplus is reported as a Change in net unrealized losses on investments in the accompanying Statutory Statements of Changes in Surplus.
Derivatives Replications
The following table presents the effects of derivatives in replication relationships for the years end December 31, 2020, 2019 and 2018 (in millions):

	Gain or (Loss) Recognized in Surplus[1]			Gain or (Loss) Recognized in Net Realized Capital Gains (Losses)			Gain or (Loss) Recognized in Net Investment Income
Derivative Type	2020	2019	2018	2020	2019	2018	2020	2019	2018
Bond forwards	$—	$—	$—	$—	$—	$—	$17	$—	$—
(1) The amount of gain (loss) recognized in surplus is reported as a Change in net unrealized capital losses on investments in the accompanying Statutory Statements of Changes in Surplus.
Derivatives Not Designated
The following table summarizes the surplus and net income impact on derivative instruments not designated for hedge accounting for the years ended December 31, 2020, 2019 and 2018 (in millions):

	Surplus(1)			Net Realized Capital Gains (Losses)			Net Investment Income
Derivative Type	2020	2019	2018	2020	2019	2018	2020	2019	2018
Equity options	$5	$(5)	$9	$—	$(4)	$—	$(4)	$(7)	$(7)
Foreign currency forwards	(12)	(4)	3	(6)	14	9	—	—	—
Foreign currency swaps	(109)	(16)	187	13	36	3	47	46	35
Futures	—	(1)	—	—	1	(1)	—	—	—
Interest rate options	14	(10)	(2)	(1)	—	—	(20)	(21)	(13)
Interest rate swaps	178	103	(39)	(29)	—	(27)	18	8	10
Total return swap	(73)	—	—	—	—	—	—	—	—
Total	$3	$67	$158	$(23)	$47	$(16)	$41	$26	$25
(1) The amount of gain (loss) recognized in surplus is reported as a Change in net unrealized capital gains on investments in the accompanying Statutory Statements of Changes in Surplus.

34

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 8 - SEPARATE ACCOUNTS
Separate Accounts Activity
The Company utilizes separate accounts to record and account for assets and liabilities for particular lines of business and/or transactions, including variable universal life (“VUL”) insurance products guaranteed, VUL insurance products non-guaranteed, variable annuity (“VA”) products non-guaranteed, universal life (“UL”) insurance products guaranteed.

In accordance with the domiciliary state procedures for approving items within the separate accounts, the separate accounts classification of the following items are supported by a specific state statute:

The separate accounts are subject to Section 2932 of the Delaware Insurance Code and the regulations there under. Assets of guaranteed separate accounts are invested in accordance with the provisions of Chapter 13 of the Delaware Insurance Code.

All items that were permitted for separate accounts reporting were supported by state statute.

The assets legally and not legally insulated from the general account at December 31, 2020 and 2019 are attributed to the following products/transactions (in millions):

	2020		2019
Product/Transaction	Legally Insulated Assets	Separate Accounts Assets (Not Legally Insulated)(1)	Legally Insulated Assets	Separate Accounts Assets (Not Legally Insulated)(2)
VA products non-guaranteed	$34,151	$35	$29,735	$33
VUL insurance products non-guaranteed	10,343	5	9,188	1
UL insurance products guaranteed	6,187	38	5,955	13
VUL insurance products guaranteed	196	6	216	6
Total	$50,877	$84	$45,094	$53
(1) Separate accounts assets classified as not legally insulated support $35 million of remittances and items not allocated and other transfers to the general account due or accrued (net), $25 million of derivatives, $18 million of payable of securities, $5 million of other liabilities and $1 million of surplus.
(2) Separate accounts assets classified as not legally insulated support $37 million of remittances and items not allocated and other transfers to the general account due or accrued (net), $13 million of derivatives, $2 million of other liabilities, and $1 million of surplus.
Guaranteed Separate Accounts
The Company maintains four guaranteed separate accounts for universal life insurance policies and one guaranteed separate accounts for a private placement variable universal life policy, with assets of $6,427 million and $6,190 million at December 31, 2020 and 2019, respectively. These accounts provide a guarantee of principal and interest with a market value adjustment imposed upon certain surrenders. A transfer adjustment charge is imposed upon certain transfers. Interest rates on these contracts may be adjusted periodically. The assets of these separate accounts are stated at amortized cost up to the value of policyholder reserves and at fair value thereafter. Certain derivatives not qualifying for hedge accounting are stated at fair value.
Non-Guaranteed Separate Accounts
The Company maintains non-guaranteed separate accounts for its VA and VUL products, some of which are registered with the Securities and Exchange Commission. Assets in non-guaranteed separate accounts were $44,534 million and $38,957 million at December 31, 2020 and 2019, respectively. The assets of these separate accounts represent investments in shares of New York Life sponsored MainStay VP Funds Trust and other non-proprietary insurance-dedicated funds.
35

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 8 - SEPARATE ACCOUNTS (continued)
Certain of these variable contracts have guaranteed minimum death benefit (“GMDB”) and guaranteed minimum accumulation benefit (“GMAB”) features that are guaranteed by the assets of the general account.

To compensate the general account for the risk taken, the separate accounts have paid risk charges as follows for the past five years (in millions):

Year	Amount
2020	$57
2019	$54
2018	$54
2017	$51
2016	$49

The general account of the Company made payments toward separate accounts guarantees as follows for the past five years (in millions):

Year	Amount
2020	$5
2019	$3
2018	$7
2017	$7
2016	$9

The general account holds reserves on these guarantees. Refer to Note 12 - Insurance Liabilities for discussion of GMAB and GMDB reserves.

Information regarding the separate accounts of the Company for the years ended December 31, 2020 and 2019 was as follows (in millions):

	2020
	Non-Indexed Guarantee Less than / Equal to 4%	Non-Indexed Guarantee More than 4%	Non-Guaranteed Separate Accounts	Total
Premiums, considerations or deposits	$167	$—	$2,313	$2,480
Reserves at 12/31:
For accounts with assets at:
Fair value	$—	$—	$43,491	$43,491
Amortized cost	5,872	503	—	6,375
Total reserves	$5,872	$503	$43,491	$49,866
By withdrawal characteristics:
With fair value adjustment	$5,872	$503	$—	$6,375
At fair value	—	—	43,491	43,491
Total reserves	$5,872	$503	$43,491	$49,866

36

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 8 - SEPARATE ACCOUNTS (continued)

	2019
	Non-Indexed Guarantee Less than / Equal to 4%	Non-Indexed Guarantee More than 4%	Non-Guaranteed Separate Accounts	Total
Premiums, considerations or deposits	$1	$—	$3,108	$3,109
Reserves at 12/31:
For accounts with assets at:
Fair value	$—	$—	$37,978	$37,978
Amortized cost	5,672	493	—	6,165
Total reserves	$5,672	$493	$37,978	$44,143
By withdrawal characteristics:
With fair value adjustment	5,672	493	$—	$6,165
At fair value	—	—	$37,978	$37,978
Total reserves	$5,672	$493	$37,978	$44,143

The following is a reconciliation of net transfers to (from) the general account to the separate accounts (in millions):

	2020	2019	2018
Transfers to separate accounts	$2,481	$3,110	$1,918
Transfers from separate accounts	(1,771)	(2,412)	(2,128)
Net transfers to (from) separate accounts	$710	$698	$(210)

NOTE 9 - FAIR VALUE MEASUREMENTS

The Company's financial assets and liabilities carried at fair value have been classified, for disclosure purposes, based on a hierarchy defined by SSAP No. 100, "Fair Value Measurements". Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. This guidance establishes a framework for measuring fair value that includes a hierarchy used to classify the inputs used in measuring fair value. The hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three levels. The level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement.

The levels of the fair value hierarchy are based on the inputs to the valuation as follows:

Level 1

Fair value is based on unadjusted quoted prices for identical assets or liabilities in an active market. Active markets are defined as a market in which many transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2

Observable inputs other than level 1 prices, such as quoted prices in active markets for similar assets or liabilities; quoted prices in markets that are not active for identical or similar assets or liabilities, or other model driven inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities. Valuations are generally obtained from third-party pricing services for identical or comparable assets or liabilities or through the use of valuation methodologies using observable market inputs.

37

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 9 - FAIR VALUE MEASUREMENTS (continued)
Level 3

Instruments whose values are based on prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. These inputs reflect management’s own assumptions in pricing the asset or liability. Pricing may also be based upon broker quotes that do not represent an offer to transact. Prices are determined using valuation methodologies such as option pricing models, discounted cash flow models and other similar techniques. Non-binding broker quotes, which are utilized when pricing service information is not available, are reviewed for reasonableness based on the Company’s understanding of the market, and are generally considered Level 3. To the extent the internally developed valuations use significant unobservable inputs, they are classified as Level 3.

Determination of Fair Value
The Company has an established and well-documented process for determining fair value. Security pricing is applied using a hierarchy approach whereby publicly available prices are first sought from nationally recognized third-party pricing services. For most private placement securities, the Company applies a matrix-based pricing methodology, which uses spreads derived from third-party benchmark bond indices. For private placement securities that cannot be priced through these processes, the Company uses internal models and calculations. All other securities are submitted to independent brokers for prices. The Company performs various analyses to ascertain that the prices represent fair value. Examples of procedures performed include, but are not limited to, back testing recent trades, monitoring trading volumes, and performing variance analysis of monthly price changes using different thresholds based on asset type. The Company also performs an annual review of all third-party pricing services. During this review, the Company obtains an understanding of the process and sources used by the pricing service to ensure that they maximize the use of observable inputs, the pricing service’s frequency of updating prices, and the controls that the pricing service uses to ensure that their prices reflect market assumptions. The Company also selects a sample of securities and obtains a more detailed understanding from each pricing service regarding how they derived the price assigned to each security. Where inputs or prices do not reflect market participant assumptions, the Company will challenge these prices and apply different methodologies that will enhance the use of observable inputs and data. The Company may use non-binding broker quotes or internal valuations to support the fair value of securities that go through this formal price challenge process.
In addition, the Company has a pricing committee that provides oversight over the Company’s prices and fair value process for securities. The committee meets quarterly and is responsible for the review and approval of the Company’s valuation procedures. The committee is also responsible for the review of pricing exception reports as well as the review of significant inputs used in the valuation of assets that are valued internally.

38

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 9 - FAIR VALUE MEASUREMENTS (continued)
The following tables present the estimated fair value and carrying amounts of the Company’s financial instruments at December 31, 2020 and 2019 (in millions):

	2020
	Fair Value	Carrying Value	Level 1	Level 2	Level 3	NAV as a Practical Expedient
Assets:
Bonds	$99,422	$89,887	$22	$96,115	$3,285	$—
Preferred stocks	21	7	—	—	21	—
Common stocks(1)	1,286	1,286	1,138	5	55	88
Mortgage loans	15,783	14,955	—	—	15,783	—
Cash, cash equivalents and short-term investments	2,799	2,799	270	2,529	—	—
Derivatives	559	515	—	559	—	—
Derivatives collateral	38	38	—	38	—	—
Other invested assets(1)	339	281	—	124	215	—
Investment income due and accrued	731	731	—	731	—	—
Separate accounts assets	51,556	50,961	44,276	5,905	1,079	296
Total assets	$172,534	$161,460	$45,706	$106,006	$20,438	$384
Liabilities:
Deposit fund contracts:
Annuities certain	$1,126	$1,084	$—	$—	$1,126	$—
Derivatives	270	195	—	270	—	—
Derivatives collateral	288	288	—	288	—	—
Amounts payable under securities lending agreements	675	675	—	675	—	—
Separate accounts liabilities - derivatives	26	25	—	25	1	—
Total liabilities	$2,385	$2,267	$—	$1,258	$1,127	$—
(1)Excludes investments accounted for under the equity method.
39

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 9 - FAIR VALUE MEASUREMENTS (continued)

	2019
	Fair Value	Carrying Value	Level 1	Level 2	Level 3	NAV as a Practical Expedient
Assets:
Bonds	$93,812	$88,631	$83	$90,712	$3,017	$—
Preferred stocks	28	13	—	1	27	—
Common stocks(1)	1,644	1,644	1,521	—	40	83
Mortgage loans	15,249	14,697	—	—	15,249	—
Cash, cash equivalents and short-term investments	1,436	1,436	94	1,342	—	—
Derivatives	369	365	—	368	1	—
Derivatives collateral	2	2	—	2	—	—
Other invested assets(1)	208	173	—	103	105	—
Investment income due and accrued	741	741	—	741	—	—
Separate accounts assets	45,477	45,147	38,670	5,534	978	295
Total assets	$158,966	$152,849	$40,368	$98,803	$19,417	$378
Liabilities:
Annuities certain	$1,104	$1,073	$—	$—	$1,104	$—
Derivatives	36	35	—	36	—	—
Derivatives collateral	331	331	—	331	—	—
Amounts payable under securities lending agreements	676	676	—	676	—	—
Separate accounts liabilities - derivatives	17	13	—	14	3	—
Total liabilities	$2,164	$2,128	$—	$1,057	$1,107	$—
(1)Excludes investments accounted for under the equity method.
Bonds
Bonds reported as Level 1 represent investments in certain exchange traded funds, which are allowed to be reported as bonds per the SVO instructions. These assets are priced based on unadjusted quoted prices in an active market. Securities priced using a pricing service are generally classified as Level 2. The pricing service generally uses an income-based valuation approach using a discounted cash-flow model or it may use a market approach by looking at recent trades of a specific security to determine fair value on public securities or a combination of the two. Typical inputs used by these pricing services include, but are not limited to: benchmark yields, reported trades, issuer spreads, bids, offers, benchmark securities, estimated cash flows and prepayment speeds.

Private placement securities are primarily priced using a market approach such as a matrix-based pricing methodology, which uses spreads derived from third-party benchmark bond indices. Specifically, the Barclays Investment Grade Corporate Index is used for investment-grade securities and the Citi High Yield Cash Index is used for below investment-grade securities. These indices are two widely recognized, reliable and well regarded benchmarks by participants in the financial services industry, which represent the broader U.S. public bond markets. The spreads derived from each matrix are adjusted for liquidity. The liquidity premium is standardized and based on market transactions. These securities are classified as Level 2.

Certain private placement securities that cannot be priced using the matrix pricing described above, are priced by an internally developed discounted cash flow model or are priced based on internal calculations. The model uses observable inputs with a discount rate based off spreads of comparable public bond issues, adjusted for liquidity, rating and maturity. The Company assigns a credit rating for private placement securities based upon internal analysis. The liquidity premium is usually based on market transactions. These securities are classified as Level 2.
40

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 9 - FAIR VALUE MEASUREMENTS (continued)
For some of the private placement securities priced through the model, the liquidity adjustments may not be based on market data, but rather, calculated internally. If the impact of the liquidity adjustment, which usually requires the most judgment, is not significant to the overall value of the security, the security is still classified as Level 2. If it is deemed to be significant, the security is classified as Level 3.

The valuation techniques for most Level 3 bonds are generally the same as those described in Level 2. However, if the investments are less liquid or are lightly traded, there is generally less observable market data, and therefore these investments will be classified as Level 3. Circumstances where observable market data are not available may include events such as market illiquidity and credit events related to the security. In addition, certain securities are priced based upon internal valuations using significant unobservable inputs. If a security could not be priced by a third-party vendor or through internal pricing models, broker quotes are received and reviewed by each investment analyst. These inputs may not be observable. Therefore, Level 3 classification is determined to be appropriate.

Included in bonds are affiliated bonds from MCF and NYL Investments. The affiliated bond from MCF had a carrying value of $2,069 million and a fair value of $2,158 million at December 31, 2020, and a carrying value and a fair value of $2,151 million at December 31, 2019. The fair value of this security is calculated internally and may include inputs that may not be observable. Therefore, this security is classified as Level 3. Also included in bonds is an affiliated bond from NYL Investments which had a carrying value of $762 million and fair value of $835 million at December 31, 2020. The fair value of this security is calculated internally using observable inputs and is therefore classified at Level 2.
SVO-Identified Bond ETF
Valuation of these securities is based on unadjusted quoted prices in active markets that are readily and regularly available and are classified as Level 1. All other ETFs and mutual funds are classified and accounted for as common stock.
Preferred Stocks
Preferred stocks valued using prices from third-party pricing services generally use a discounted cash flow model or a market approach to arrive at the security's fair value and are classified as Level 2. Preferred stocks classified as Level 3 are valued based on internal valuations where significant inputs are deemed to be unobservable.
Common Stocks
These securities are mostly comprised of exchange traded U.S. and foreign common stock and mutual funds. The fair value of these securities is primarily based on unadjusted quoted prices in active markets that are readily and regularly available and are classified as Level 1. Common stocks that do not trade in an active market and are valued based on prices obtained from independent pricing vendors using unadjusted quoted prices in active markets for similar securities that are readily and regularly available are classified as level 2. Common stocks priced through an internal valuation where significant inputs are deemed to be unobservable, including securities issued by government organizations where fair value is fixed, are classified as Level 3. For common stocks that do not have a readily available fair value, NAV is used as a practical expedient.
Mortgage Loans
The estimated fair value of mortgage loans is determined using an income approach, based upon the present value of the expected cash flows discounted at an interpolated treasury yield plus a spread. The spread is based on management’s judgment and assumptions and it takes into account property type, LTV and remaining term of each loan. The spread is a significant component of the pricing inputs. These investments are classified as Level 3.
Cash, Cash Equivalents, Short-term Investments and Investment Income Due and Accrued
Cash on hand and money market mutual funds are classified as Level 1. Cash overdrafts (i.e., outstanding checks) are classified as Level 2. Due to the short-term maturities of cash equivalents, short-term investments, and investment income due and accrued, carrying value approximates fair value and are classified as Level 2.
41

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 9 - FAIR VALUE MEASUREMENTS (continued)
Derivatives
The fair value of derivative instruments is generally derived using valuation models that use an income approach, except for derivatives that are exchange-traded, which are valued using quoted prices in an active market. Where valuation models are used, the selection of a particular model depends upon the contractual terms of, and specific risks inherent in the instrument, as well as the availability of pricing information in the market. The Company generally uses similar models to value similar instruments. Valuation model inputs include contractual terms, yield curves, foreign exchange rates, equity prices, credit curves, measures of volatility, and other factors. Exchange traded derivatives are valued using a market approach as fair value is based on quoted prices in an active market and are classified as Level 1. OTC derivatives that trade in liquid markets, where model inputs are observable for substantially the full term, are classified as Level 2. Derivatives that are valued based upon models with any significant unobservable market inputs or inputs from less actively traded markets, or where the fair value is solely derived using broker quotations, are classified as Level 3.
Derivatives Collateral
The carrying value of these instruments approximates fair value since these assets and liabilities are generally short-term in nature.
Other Invested Assets
Other invested assets are principally comprised of LIHTC investments, preferred units of a limited partnership, and other investments with characteristics of debt. The fair value of LIHTC investments is derived using an income valuation approach, which is based on a discounted cash flow calculation using a discount rate that is determined internally and therefore classified as Level 3 (refer to Note 6 - Investments for details on LIHTC investments). The fair value of preferred units of a limited partnership is derived internally based on market comparables and recent transactions by the limited partnership and therefore classified as Level 3. The fair value of the investments with debt characteristics is derived using an income valuation approach, which is based on discounted cash flow calculations that may or may not use observable inputs and therefore is classified as Level 3.
Separate Accounts Assets
Separate accounts assets reported as Level 1 in the fair value hierarchy are mostly comprised of exchange traded funds, common stocks and actively traded open-end mutual funds with a daily NAV. The NAV can be observed by redemption and subscription transactions between third parties, or may be obtained from third-party asset managers. Common stocks are generally traded on an exchange. Separate accounts assets reported as Level 2 relate to investments in U.S. government and treasury securities, corporate bonds and mortgage-backed securities. These separate accounts assets are valued and assigned within the fair value hierarchy, consistent with the methodologies described herein for similar financial instruments held within the general account of the Company.

Separate accounts assets reported as Level 3 relate to investments in corporate bonds. These are instruments whose values are based on prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement.

42

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 9 - FAIR VALUE MEASUREMENTS (continued)
The following tables provide additional information for investments that are measured at fair value using NAV as a practical expedient, as allowed under authoritative guidance, for investments that meet specified criteria (in millions):

2020
Category of Investment	Investment Strategy	Fair Value Determined using NAV	Unfunded Commitments	Redemption Frequency	Redemption Notice Period
Hedge fund	Multi-strategy	$265	$—	Monthly, Quarterly and Semi Annual	180 days or less
Hedge fund	Sector investing	26	—	Monthly	30 days
Hedge fund	Fixed Income Arbitrage	3	—	Quarterly	100 days or less
Hedge fund	Long/short equity	2	—	Monthly	30 days
Mutual Fund	Multi-strategy, Global Allocation	88	—	Quarterly, Weekly	5 days - 45 days (Assets subject to lock up periods)
		$384	$—

2019
Category of Investment	Investment Strategy	Fair Value Determined using NAV	Unfunded Commitments	Redemption Frequency	Redemption Notice Period
Hedge fund	Multi-strategy	$268	$—	Monthly, Quarterly and Semi Annual	180 days or less
Hedge fund	Sector investing	24	—	Monthly	30 days
Hedge fund	Fixed Income Arbitrage	2		Quarterly	100 days or less
Hedge fund	Long/short equity	1	—	Monthly	30 days
Mutual funds	Multi-strategy, global allocation	83	—	Quarterly, Weekly	5 days - 45 days (Assets subject to lock up periods)
		$378	$—
Annuities Certain
Fair values for annuities certain liabilities are estimated using discounted cash flow calculations based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued.
Separate Accounts Liabilities – Derivatives
For separate accounts derivative instruments, fair value is determined using the same procedures as the general account disclosed above.

43

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 9 - FAIR VALUE MEASUREMENTS (continued)
The following tables present the balances of assets and liabilities measured at fair value at December 31, 2020 and 2019 (in millions):

	2020
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)		Significant Unobservable Inputs (Level 3)	NAV as a Practical Expedient	Total
Assets at fair value
Bonds
SVO-identified bond ETF	$22	$—		$—	$—	$22
U.S. corporate	—	11		—	—	11
Non-agency ABS	—	1		—	—	1
Total bonds	22	12		—	—	34
Common stocks	1,138	5		55	88	1,286
Derivatives	—	502		—	—	502
Separate accounts assets	44,238	1	0	3	296	44,538
Total assets at fair value	$45,398	$520		$58	$384	$46,360
Liabilities at fair value
Derivatives	$—	$177		$—	$—	$177
Separate accounts liabilities - derivatives(1)	—	8		—	—	8
Total liabilities at fair value	$—	$185		$—	$—	$185
(1) Separate accounts contract holder liabilities are not included in the table as they are reported at contract value and not fair value in the Company’s statutory financial statements.

	2019
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	NAV as a Practical Expedient	Total
Assets at fair value
Bonds
SVO-identified bond ETF	$—	$—	$—	$—	$—
U.S. corporate	—	—	14	—	14
Non-agency ABS	—	22	2	—	24
Total bonds	—	22	16	—	38
Common stocks	1,521	—	40	83	1,644
Derivatives	—	363	1	—	364
Separate accounts assets	38,663	—	1	295	38,959
Total assets at fair value	$40,184	$385	$58	$378	$41,005
Liabilities at fair value
Derivatives	$—	$35	$—	$—	$35
Separate accounts liabilities - derivatives(1)	—	6	—	—	6
Total liabilities at fair value	$—	$41	$—	$—	$41
(1) Separate accounts contract holder liabilities are not included in the table as they are reported at contract value and not fair value in the Company’s statutory financial statements.
44

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 9 - FAIR VALUE MEASUREMENTS (continued)
The tables below present a reconciliation of Level 3 assets and liabilities for the years ended December 31, 2020 and 2019 (in millions):

	2020
	Balance at 1/1	Transfers into Level 3	Transfers out of Level 3	Total Gains (Losses) Included in Net Income	Total Gains (Losses) Included in Surplus	Purchases	Issuances	Sales	Settlements	Balance at 12/31
Bonds:
U.S. corporate	$14	$1	$(14)	$—	$(1)	$—	$—	$—	$—	—
Non-agency ABS	2	—	(2)	—	—	—	—	—	—	—
Total bonds	16	1	(16)	—	(1)	—	—	—	—	—
Common stocks	40	—	(2)	1	13	12	—	(9)	—	55
Preferred Stocks		—	—	—	—	—	—	—	—
Derivatives	1	—	—	(20)	19	—	—	—	—	—
Separate accounts assets	1	—	(1)	(1)	2	2	—	—	—	3
Total	$58	$1	$(19)	$(20)	$33	$14	$—	$(9)	$—	$58

	2019
	Balance at 1/1	Transfers into Level 3	Transfers out of Level 3	Total Gains (Losses) Included in Net Income	Total Gains (Losses) Included in Surplus	Purchases	Issuances	Sales	Settlements	Balance at 12/31
Bonds:
U.S. corporate	$—	$15	$—	$—	$—	$—	$—	$—	$(1)	$14
Non-agency ABS	21	2	(21)	—	—	—	—	—	—	2
Total bonds	21	17	(21)	—	—	—	—	—	(1)	16
Common stocks	37	—	(1)	(1)	(2)	20	—	(13)	—	40
Derivatives	32	—	—	(21)	(10)	—	—	—	—	1
Separate accounts assets	3	—	—	(2)	—	—	—	—	—	1
Total	$93	$17	$(22)	$(24)	$(12)	$20	$—	$(13)	$(1)	$58

Transfers Between Levels
Transfers between levels may occur due to changes in valuation sources, or changes in the availability of market observable inputs, which generally are caused by changes in market conditions such as liquidity, trading volume or bid-ask spreads or as a result of a security measured at amortized cost at the beginning of the period, but measured at estimated fair value at the end of the period, or vice versa due to a ratings downgrade or upgrade.
Transfers into and out of Level 3
The Company’s basis for transferring assets and liabilities into and out of Level 3 is based on changes in the observability of data, a change in the security’s measurement.

Transfers into Level 3 were less than $1 million for the year ended December 31, 2020, which relates to a U.S. Corporate security that was measured at amortized cost at the beginning of the period and measured at fair value at the end of the period. Transfers out of Level 3 totaled $18 million for the year ended December 31, 2020, which primarily relates to $14 million of U.S. Corporate securities and $2 million of non-agency asset-backed securities that were measured at fair value at the beginning of the period and measured at amortized cost at the end of the period and $2 million of common stock securities that had a level change due to the use of a quoted price in an active market.

45

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 9 - FAIR VALUE MEASUREMENTS (continued)
Transfers into Level 3 totaled $17 million for the year ended December 31, 2019, which primarily relates to $15 million of a U.S. corporate security and $2 million of non-agency asset-backed securities that were measured at amortized cost at the beginning of the period and measured at fair value at the end of the period. Transfers out of Level 3 totaled $22 million for the year ended December 31, 2019, which primarily relates to $21 million from a non-agency asset-backed security that was measured at fair value at the beginning of the period and measured at amortized cost at the end of the period, and common stock securities of $1 million that had a level change due to the use of a quoted price in an active model market.

There were no liabilities measured at fair value at December 31, 2020 and 2019.

NOTE 10 - INVESTMENT INCOME AND CAPITAL GAINS AND LOSSES

The components of Net investment income for the years ended December 31, 2020, 2019, and 2018 were as follows (in millions):

	2020	2019	2018
Bonds	$3,364	$3,454	$3,312
Common stocks - unaffiliated	25	37	40
Mortgage loans	622	671	609
Policy loans	46	54	54
Other invested assets[1]	106	125	83
Short-term investments	11	36	25
Derivative instruments	61	28	26
Gross investment income	4,235	4,405	4,149
Investment expenses	(171)	(178)	(161)
Net investment income	4,064	4,227	3,988
Net gain from separate accounts	44	47	43
Amortization of IMR	32	26	44
Net investment income, including amortization of IMR	$4,140	$4,300	$4,075
(1) Includes real estate net investment income of $14 million, $9 million and $4 million for the years ended December 31, 2020, 2019, and 2018, respectively.

Due and accrued investment income is excluded from surplus when amounts are over 90 days past due or collection is uncertain. At December 31, 2020, the due and accrued investment income that was nonadmitted was less than $1 million on bonds.

The following table shows the Company's securities redeemed or otherwise disposed of as a result of a callable feature (including make whole call provisions) and the amount of investment income generated as a result of a prepayment and/or acceleration fee, which is included in Bonds in the table above ($ in millions):

	2020		2019		2018
	General Account	Separate Account	General Account	Separate Account	General Account	Separate Account
Number of cusips	245	134	$166	$108	$133	$64
Investment income	$87	$5	$48	$3	$36	$2

46

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 10 - INVESTMENT INCOME AND CAPITAL GAINS AND LOSSES (continued)
For the years ended December 31, 2020, 2019, and 2018, net realized capital gains (losses) were as follows (in millions):

	2020	2019	2018
Bonds	$24	$(56)	$(2)
Mortgage loans	(84)	—	—
Common stocks - unaffiliated	50	18	8
Other invested assets	(19)	(17)	(26)
Derivatives	(23)	57	(16)
Net realized capital gains (losses) before tax and transfers to the IMR	(52)	2	(36)
Less:
Capital gains tax expense (benefit)	62	3	(24)
Net realized capital gains (losses) after tax transferred to IMR	63	19	(4)
Net realized capital losses after tax and transfers to the IMR	$(177)	$(20)	$(8)

Proceeds from investments in bonds sold were $2,460 million, $1,224 million and $1,751 million for the years ended December 31, 2020, 2019, and 2018, respectively. Gross gains of $170 million, $44 million and $42 million in 2020, 2019 and 2018 respectively, and gross losses of $19 million, $16 million and $33 million in 2020, 2019, and 2018, respectively, were realized on these sales. The Company computes gains and losses on sales under the specific identification method.

The following table provides a summary of OTTI losses included as realized capital losses for the years ended December 31, 2020, 2019 and 2018 (in millions):

	2020	2019	2018
Bonds	$129	$54	$25
Common and preferred stocks	17	4	4
Other invested assets	19	19	15
Mortgage Loan	84	—	—
Total	$249	$77	$44

Refer to Note 19 - Loan-Backed and Structured Security Impairments for a list with each loan-backed and structured security at a CUSIP level where the present value of cash flows expected to be collected is less than the amortized cost basis during the current reporting period.

47

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 10 - INVESTMENT INCOME AND CAPITAL GAINS AND LOSSES (continued)
The following tables present the Company’s gross unrealized losses and fair values for bonds and equity securities aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, at December 31, 2020 and 2019 (in millions):

	2020
	Less than 12 Months		12 Months or Greater		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses(1)
Bonds
U.S. governments	$325	$3	$9	$—	$334	$3
All other governments	—	—	—	—	—	—
U.S. Special Revenue and Special Assessment	270	2	6	—	276	2
Industrial and miscellaneous unaffiliated	3,773	142	1,847	37	5,620	179
Parent, subsidiaries, and affiliates	161	1	—	—	161	1
Total bonds	4,529	148	1,862	37	6,391	185
Equity securities (unaffiliated)
Common stocks	126	7	—	—	126	7
Preferred stocks	—	—	—	—	—	—
Total equity securities	126	7	—	—	126	7
Total	$4,655	$155	$1,862	$37	$6,517	$192
(1) Includes unrealized losses related to NAIC 6 bonds of less than $1 million included in the statutory carrying amount.

	2019
	Less than 12 Months		12 Months or Greater		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses(1)
Bonds
U.S. governments	$527	$7	$437	$16	$964	$23
All other governments	—	—	4	—	4	—
U.S. special revenue and special assessment	1,143	15	307	6	1,450	21
Industrial and miscellaneous unaffiliated	3,392	44	2,610	53	6,002	97
Parent, Subsidiaries, and affiliates	2,150	—	—	—	2,150	—
Total bonds	7,212	66	3,358	75	10,570	141
Equity securities (unaffiliated)
Common stocks	187	9	—	—	187	9
Total equity securities	187	9	—	—	187	9
Total	$7,399	$75	$3,358	$75	$10,757	$150
(1)Includes unrealized losses of $2 million related to NAIC 6 bonds included in the statutory carrying amount.

At December 31, 2020, the gross unrealized loss on bonds and equity securities was comprised of approximately 1,039 and 450 different securities, respectively, which are included in the table above. Of the total amount of bond unrealized losses, $132 million or 72% is related to unrealized losses on investment grade securities and $53 million or 28% is related to below investment grade securities. At December 31, 2019, the gross unrealized loss on bonds and equity securities was comprised of approximately 1,326 and 619 different securities, respectively, which are included in the table above. Of the total amount of bond unrealized losses, $97 million, or 69%, is related to unrealized losses on investment grade securities and $43 million, or 31%, is related to below investment grade securities. Investment grade is defined as a security having a credit rating from the NAIC of 1 or 2; a rating of Aaa, Aa, A or Baa from Moody’s or a rating of AAA, AA, A or BBB from Standard & Poor; or a comparable internal rating if an externally provided rating is not available.
48

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 10 - INVESTMENT INCOME AND CAPITAL GAINS AND LOSSES (continued)
The amount of gross unrealized losses for bonds where fair value had declined by 20% or more of the amortized cost, totaled $36 million. The period of time that each of these securities has continuously been below amortized cost by 20% or more consists of $12 million for six months or less, $24 million for greater than six months through 12 months, and greater than 12 months was less than $1 million. In accordance with the Company's impairment policy, the Company performed quantitative and qualitative analysis to determine if the decline was temporary. For those securities where the decline was considered temporary, the Company did not recognize an impairment when it had the ability and intent to hold until recovery.
The change in unrealized capital gains (losses) for the years ended December 31, 2020 and 2019 were as follows (in millions):

	Change in Unrealized Gains (Losses)			Change in Unrealized Foreign Exchange Gains (Losses)			Total Change in Unrealized Gains (Losses)
	2020	2019	2018	2020	2019	2018	2020	2019	2018
Bonds	$(2)	$6	$(3)	$192	$106	$(148)	$190	$112	$(151)
Common stocks (unaffiliated)	60	240	(125)	23	(2)	(18)	83	238	(143)
Mortgage Loans	17	(17)	—	—	—	—	17	(17)	—
Other invested assets	(18)	90	29	3	(4)	—	(15)	86	29
Cash, cash equivalents and short-term investments	—	—	—	1	1	(1)	1	1	(1)
Derivatives	(8)	56	163	—	—	—	(8)	56	163
Total change in unrealized on investments	49	375	66	219	101	(166)	268	476	(101)
Capital gains tax expense (benefit)	(62)	(90)	28	—	—	—	(62)	(90)	28
Total change in unrealized gains (losses), net of tax	$(13)	$285	$94	$219	$101	$(166)	$206	$386	$(73)

NOTE 11 - RELATED PARTY TRANSACTIONS
Capital Contributions
The Company made a $72 million capital contribution to MCF during 2020. For the years ended December 31, 2019 and 2018, the Company did not make a contribution to MCF.

Dividend Distributions

For the years ended December 31, 2020, 2019 and 2018, the Company paid a cash dividend to its parent company, New York Life, totaling $932 million, $0 million and $600 million, respectively.

For the years ended December 31, 2020, 2019 and 2018, the Company received dividend distributions from MCF of $65 million, $99 million and $77 million, respectively.

49

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 11 - RELATED PARTY TRANSACTIONS (continued)
Significant Transactions
Significant transactions entered into or between the Company and its parent and affiliates, and which written agreements are in place, for the years ended December 31, 2020, 2019 and 2018 were as follows (in millions):

Ref. #	Date of Transaction	Name of Related Party	Nature of Relationship	Type of Transaction	Due Date	Reporting Period Date Amount Due From (To)		Income / (Expenses)
						2020	2019	2020	2019	2018
Loans and Credit Agreements:
1	12/31/2015	MCF	Non-insurance affiliate	Note funding agreement	12/31/2025	$2,089	$2,174	$89	$99	$93
2	12/23/2004 (amended as of 6/5/2020)	New York Life Capital Corporation ("NYLCC")	Non-insurance affliate	Credit agreement	N/A	$—	$—	$—	$—	$—
3	9/30/1993 (amended from time to time)	New York Life	Parent	Credit agreement	N/A	$—	$—	$—	$—	$—
4	4/1/1999 (amended as of 6/5/2020)	New York Life	Parent	Credit Agreement	N/A	$—	$—	$—	$—	$—
Service Agreements:
5	4/27/2006 (amended from time to time	NYLIFE Distributors, LLC.	Non-insurance affiliate	Variable product distribution agreement	N/A	$4	$4	$44	$45	$45
6	1/1/2015	New York Life	Parent	Lockbox service agreement	Monthly (last day of the month)	$(71)	$(104)	$—	$—	$—
7	Amended and restated at 5/29/2009	New York Life	Parent	Administr-ation agreement	Settled in cash within 90 days	$(27)	$(16)	$(827)	$(875)	$(891)
8	11/1/2014	New York Life	Parent	Participation in mortgage loans, REO and Real Estate	Various	See below footnote (1)
9	1/10/2000	NYLIFE Securities, LLC.	Non-insurance affiliate	Sales agreement	N/A	$—	$—	$(144)	$(126)	$(117)
10	6/30/2008 (amended from time to time	NYLIFE Securities, LLC.	Non-insurance affiliate	Service fee agreement	N/A	$—	$—	$(43)	$(42)	$(43)
11	1/1/2005,(amended 3/28/2014)	NYL Investments	Non-insurance affiliate	Administrative service agreement	Within 30 days of calendar quarter	$—	$—	$32	$34	$35
12	4/1/2000, as amended from time to time	NYL Investors	Non-insurance affiliate	Investment advisory agreement	Billing is every 90 days with payment due within 10 days of receipt of billing	$—	$—	$(136)	$(131)	$(129)
Other Agreements:
13	Various	New York Life	Parent	Sale of corporate owned life insurance policies "COLI"	N/A	$(4,192)	$(4,138)	$—	$—	$—
14	10/5/2017	REEP-OFC 2300 Empire LLC / Retreat at Seven Bridges	Non-insurance affiliate	Mortgage loan in real estate	8/10/2022	$83	$83	$3	$3	$3
15	6/11/2012	New York Life	Parent	Tenancy in Common agreement	6/30/2111	$40	$40	$3	$3	$3
16	Various	New York Life	Parent	Structured settlement agreements	N/A	$(145)	$(147)	$—	$—	$—
17	Various	New York Life	Parent	Structured settlement agreements	N/A	See below footnote (2)
Significant Transactions:
18	10/15/2020	New York Life	Affiliated bonds	Purchase of bond investment	12/31/2024	$608	$—	$—	$—	$—
19	11/23/2020	NYL Investments	Affiliated bonds	Initial funding of a second bond investment	12/31/2025	$(162)	$—	$—	$—	$—

50

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 11 - RELATED PARTY TRANSACTIONS (continued)
(1) The Company's interests in commercial mortgage loans are primarily held in the form of participations in mortgages` originated or acquired by New York Life. Under the participation agreement for the mortgage loans, it is agreed between the Company and New York Life that the Company's proportionate interest (as evidenced by a participation certificate) in the underlying mortgage loan, including without limitation, the principal balance thereof, all interest which accrues thereon, and all proceeds generated therefrom, will be pari passu with New York Life's and pro rata based upon the respective amounts funded by New York Life and the Company in connection with the applicable mortgage loan origination or acquisition. Consistent with the participation arrangement, all mortgage loan documents name New York Life (and not both New York Life and the Company) as the lender but are held for the benefit of both the Company and New York Life pursuant to the applicable participation agreement. New York Life retains general decision making authority with respect to each mortgage loan, although certain decisions require the Company's approval. The Company’s mortgage loans, REOs and certain real estate investments acquired through a participation from New York Life had a carrying value of $14,906 million and $14,644 million at December 31, 2020 and 2019, respectively. There's no REO in the form of participations owned by the Company at December 31, 2020 and 2019.

(2) The Company is the assumed obligor for certain structured settlement agreements with unaffiliated insurance companies, beneficiaries and other non-affiliated entities. To satisfy its obligations under these agreements, the Company owns all rights, title and interest in and to certain structured settlement annuity contracts issued by New York Life. The obligations are based upon the actuarially determined present value of expected future payments. Interest rates used in establishing such obligations ranged from 3.50% to 7.65%. The Company has directed New York Life to make the payments under the annuity contracts directly to the beneficiaries under the structured settlement agreements. At December 31, 2020 and 2019, the carrying value of the interest in annuity contracts and the corresponding obligations under structured settlement agreements amounted to $9,537 million and $9,084 million, respectively.

1. The Company and New York Life entered into a note funding agreement with MCF (as amended from time to time, the "MCF Note Agreement") and acquired a variable funding note issued by MCF. The funding limit is determined using 2.25% multiplied by the cash and invested assets amount, as of such date of determination. Cash and invested assets amount means, as of any date of determination, the sum of (x) the net admitted cash and invested assets of the Company (y) the net admitted cash and invested assets of NYLIC (excluding any portion thereof attributable to NYLIC's investment in the Company), in each case, based on the most recently available quarterly or annual financial statements of NYLIC or the Company, as applicable. All outstanding advances made to MCF under the MCF Note Agreement will be due in full on 12/31/2025. For the years ended December 31, 2020, 2019 and 2018, the Company accrued interest income of $20 million, $23 million and $23 million which is included as part of the amount due from MCF.

2. NYLCC has agreed to make loans to the Company in an amount up to, but not exceeding, $750 million from proceeds from the issuance of commercial paper.

3. The Company has a credit agreement with New York Life whereby the Company may borrow in the amount of up to $750 million. At 12/31/20, the Company has not borrowed under this agreement.

4. The Company has a credit agreement with New York Life whereby the Company may loan in the amount of up to $750 million. At 12/31/20, the Company has not issued a loan under this agreement.

5. The Company has appointed NYLIFE Distributors, LLC as the underwriter and/or wholesale distributor of the Company's variable products.

6. New York Life provides the Company with lockbox services to help streamline payment processing and remittances.

7. New York Life provides the Company with certain services and facilities including, but not limited to accounting, tax and auditing services, legal services, actuarial services, electronic data processing operations and communications operations. New York Life charges the Company for the identified costs associated with these services and facilities under the terms of a service agreement between New York Life and the Company.

8. The Company's interests in commercial mortgage loans and certain real estate investments are primarily held in the form of participations originated or acquired by New York Life.

9. Registered representatives of NYLIFE Securities solicit sales of the Company's variable products.

10. NYLIFE Securities charges the Company a fee for management and supervisory services rendered in connection with variable life and variable annuity sales and servicing in-force business.

51

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 11 - RELATED PARTY TRANSACTIONS (continued)
11. NYLIM has a management agreement with the MainStay VP Funds Trust (“the Fund”), a registered investment company whose shares are sold to various separate accounts of the Company. Under the terms of the agreement, NYLIM pays the Company administrative fees for providing services to the Fund.

12. The Company is a party to an investment advisory agreement with NYL Investors, as amended from time to time, to receive investment advisory and administrative services from NYL Investors. The payments are required to be made within 90 days from the time of billing.

13. The Company sold various COLI policies to New York Life for the purpose of informally funding certain benefits for New York Life employees and agents. These policies were issued on the same terms as policies sold to unrelated customers. The Company has set up policyholder reserve balances for these policies.

14. In connection with the acquisition of an office building by REEP-OFC 2300 Empire LLC and a pledge of an unleveraged equity interest in the owner of Retreat at Seven Bridges, an existing multifamily property, the Company provided a first mortgage loan to REEP-OFC 2300 Empire LLC and REEP-MF Woodridge IL LLC.

15. In connection with a $150 million land acquisition of a fee simple estate in land underlying an office building and related improvements and encumbered by a ground lease located at 1372 Broadway, New York, NY by New York Life (73.8% interest) and the Company (26.2% interest), the Company and New York Life entered into a Tenancy in Common Agreement in which the agreement sets forth the terms that govern, in part, each entity's interest in the property.

16. The Company has sold certain annuity contracts to New York Life in order that New York Life may satisfy its third-party obligations under certain structured settlement agreements. The Company has been directed by New York Life to make the payments under the annuity contracts directly to the beneficiaries under these structured settlement agreements.

17. New York Life has guaranteed the payments due to unaffiliated third-parties in the event of the Company's bankruptcy. The Company's obligations under the structured settlement contracts are satisfied using annuity policies purchased from New York Life.

18. The Company owns a bond issued by NYL Investments with a carrying value of $600 million. On October 15, 2020, the Company purchased this note from New York Life for $608 million, which includes principal and accrued interest

19. The Company purchased a bond issued by NYL Investments.

52

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 11 - RELATED PARTY TRANSACTIONS (continued)
The following discloses additional information regarding significant transactions entered into by the Company with its parent and affiliates involving services for the years ended December 31, 2020 and 2019 and 2018 (in millions):

Name of Related Party	Overview Description	Amount Charged			Amount Based on Allocation of Costs or Market Rates			Amount Charged, Modified or Waived (Yes/No)
		2020	2019	2018	2020	2019	2018
New York Life	The Company has an administration agreement with New York Life to pay for certain administrative and facility services.	$827	$875	$891	$827	$875	$891	No
NYLIFE Securities LLC.	The Company pays NYLIFE Securities LLC for each separate account variable contract issued in accordance with the rules on commission payments.	$144	$126	$117	$144	$126	$117	No
NYLIFE Securities LLC.	The Company pays NYLIFE Securities LLC a service fee for supervision based on a determined revenue factor based on sales and in-force business.	$43	$42	$43	$43	$42	$43	No
NYL Investors	The Company pays fees to NYL Investors, the calculation of which vary depending on the investment and there are allocations for expenses up to a certain $ limit.	$136	$131	$129	$136	$131	$129	No
The following discloses additional information on significant transactions entered into by the Company with its parent and affiliates involving an exchange of assets and/or liabilities for the year ended December 31, 2020 (in millions):

2020
Name of Related Party	Overview Description	Statement Value of Assets	Have Terms Changed from Preceding Period? (Yes/No)
New York Life	NYL Investments affiliated bond	$600	No

The following discloses the total amount due from/(to) related parties regarding significant transactions for the years ended December 31, 2020 and 2019 (in millions):

2020
Name of Related Party	Aggregate Amount Due From	Aggregate Amount Due To	Amount Offset in Financial Statement (if qualifying)	Net Amount Recoverable / (Payable) by Related Party	Admitted Recoverable
MCF	$2,088	$—	$—	$2,088	$2,088
NYL Investments	$170	$(2)	$—	$168	$168
New York Life	$737	$(4,435)	$—	$(3,698)	$—

2019
Name of Related Party	Aggregate Amount Due From	Aggregate Amount Due To	Amount Offset in Financial Statement (if qualifying)	Net Amount Recoverable / (Payable) by Related Party	Admitted Recoverable
MCF	$2,174	$—	$—	$2,174	$2,174
New York Life	$139	$(4,419)	$—	$(4,280)	$—

53

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 12 - INSURANCE LIABILITIES

Insurance liabilities at December 31, 2020 and 2019 were as follows (in millions):

	2020	2019
Life insurance reserves	$28,516	$27,704
Annuity reserves and supplementary contracts with life contingencies	71,410	69,415
Asset adequacy and special reserves	29	19
Total policy reserves	99,955	97,138
Deposit funds	1,524	1,467
Policy claims	326	259
Total insurance liabilities	$101,805	$98,864
Life Insurance Reserves
Reserves for life insurance policies are maintained principally using the 1958 Commissioners’ Extended Term Mortality Table and the 1958, 1980, 2001 and 2017 Commissioners’ Standard Ordinary Mortality Tables under the Commissioners’ Reserve Valuation Method or Net Level Premium Reserve Method with valuation interest rates ranging from 1.0% to 5.8%. Reserves for universal life secondary guarantee products with multiple sets of cost of insurance are determined using the methodology outlined in the November 2011 Life Actuarial Task Force Statement. Reserves for policies issued in 2020 were determined based on principle-based standards as set forth in the NAIC Valuation Manual.

For the years ended December 31, 2020 and 2019, there were no changes in reserve basis for life insurance reserves.

The Company has established policy reserves on contracts issued January 1, 2001 and later that exceed the minimum amounts determined under Appendix A-820, “Minimum Life and Annuity Reserve Standards” of NAIC SAP by approximately $195 million and $190 million at December 31, 2020 and 2019, respectively.

At December 31, 2020 and 2019, the Company’s liabilities for GMDB reserves, which are associated with certain variable life products, amounted to $11 million and $14 million, respectively, and were recorded in Policy reserves in the accompanying Statutory Statements of Financial Position.

Surrender values are promised in excess of life reserves on certain policies. This excess is included as part of miscellaneous reserves. No surrender values are promised in excess of any other reserves. Additional reserves are held on account of anticipated extra mortality for policies subject to extra premiums.

At December 31, 2020 and 2019, the Company had $15,766 million and $14,513 million, respectively, of insurance in-force for which the gross premiums were less than the net premiums according to the standard of valuation set by the State of Delaware.

The tabular interest has been determined by formula as described in the NAIC instructions except for certain universal life products for which tabular interest has been determined from the basic data for the calculation of policy reserves. The tabular less actual reserves released has been determined by formula as described in the NAIC instructions. The tabular cost has been determined by formula as described in the NAIC instructions.
54

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 12 - INSURANCE LIABILITIES (continued)
Annuity Reserves and Supplementary Contracts with Life Contingencies
Reserves for single premium immediate annuities, guaranteed future income annuities, and supplementary contracts involving life contingencies purchased prior to 2018 are based principally on 1983 Table A, A2000, 2012 IAR and the Commissioners’ Annuity Reserve Valuation Method (“CARVM”), with assumed interest rates ranging from 3.3% to 8.8%. Purchases in 2018 and later years are reserved with valuation interest rates satisfying both the Maximum Valuation Interest Rates For Income Annuities ("VM-22") and the New York State Department of Financial Services maximum valuation rate requirements and 2012 Individual Annuity Reserve Table. The VM-22 rates range from 2.00% to 4.50%.
Reserves for fixed deferred annuities are based principally on 1971 Individual Annuity Mortality, 1983 Table A, A2000, 2012 IAR and the CARVM, with assumed interest rates ranging from 3.3% to 10.0%. Reserves for variable deferred annuities are based principally on VM-21, with assumed interest rates ranging from 3.25% to 8.25%. Generally, owners of the Company’s deferred annuities are able, at their discretion, to withdraw funds from their policies. The withdrawals in excess of the surrender charge-free withdrawal amount may be subject to surrender charges in the early years.

At December 31, 2020 and 2019, the Company’s liabilities for GMDB and GMAB reserves, which are associated with variable annuity products, amounted to $29 million and $19 million, respectively, and were recorded in Policy reserves in the accompanying Statutory Statements of Financial Position.

In 2020, the Company recorded a $16 million increase in reserves as a change in valuation basis, which was reported as a direct reduction in surplus in the accompanying Statutory Statements of Changes in Surplus. In 2019, there were no changes in reserve basis for annuity reserves.

The tabular interest has been determined by formula as described in the NAIC instructions except for individual deferred annuities for which tabular interest has been determined from the basic data for the calculation of policy reserves. The tabular less actual reserves released has been determined by formula as described in the NAIC instructions. The tabular cost has been determined by formula as described in the NAIC instructions.
Deposit Funds
Deposit funds at December 31, 2020 and 2019 were as follows (in millions):

	2020	2019
Fixed period annuities	$1,084	$1,073
Supplemental contracts without life contingencies	410	373
Continued interest accounts	30	21
Total deposit funds	$1,524	$1,467
55

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 12 - INSURANCE LIABILITIES (continued)
Withdrawal Characteristics of Annuity Reserves and Deposit Funds
The following table reflects the withdrawal characteristics of annuity reserves and deposit fund liabilities at December 31, 2020 and 2019 ($ in millions):

Individual Annuities

	2020
	General Account	Separate Accounts with Guarantees	Separate Accounts Non-guaranteed	Total	% of Total
Subject to discretionary withdrawal:
With fair value adjustment	$28,061	$—	$—	$28,061	27%
At book value less current surrender charge of 5% or more	6,969	—	—	6,969	7
At fair value	—	—	33,216	33,216	32
Total with adjustment or at fair value	35,030	—	33,216	68,246	66
At book value without adjustment	19,716	—	—	19,716	19
Not subject to discretionary withdrawal	16,045	—	—	16,045	15
Total	$70,791	$—	$33,216	$104,007	100%
Amount with current surrender charge of 5% or more that will have less than a 5% surrender charge in the following year	$932	$—	$—	$932

	2019
	General Account	Separate Accounts with Guarantees	Separate Accounts Non-guaranteed	Total	% of Total
Subject to discretionary withdrawal:
With fair value adjustment	$26,505	$—	$—	$26,505	27%
At book value less current surrender charge of 5% or more	6,139	—	—	6,139	6
At fair value	—	—	28,855	28,855	30
Total with adjustment or at fair value	32,644	—	28,855	61,499	63
At book value without adjustment	20,899	—	—	20,899	21
Not subject to discretionary withdrawal	15,184	—	—	15,184	16
Total	$68,727	$—	$28,855	$97,582	100%
Amount with current surrender charge of 5% or more that will have less than a 5% surrender charge in the following year	$74	$—	$—	$74

56

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 12 - INSURANCE LIABILITIES (continued)
Group Annuities

	2020
	General Account	Separate Accounts with Guarantees	Separate Accounts Non-guaranteed	Total	% of Total
Subject to discretionary withdrawal:
With fair value adjustment	$57	$—	$—	$57	9%
At book value less current surrender charge of 5% or more	—	—	—	—	—
At fair value	—	—	—	—	—
Total with adjustment or at fair value	57	—	—	57	9
At book value without adjustment	44	—	—	44	7
Not subject to discretionary withdrawal	518	—	—	518	84
Total	$619	$—	$—	$619	100%
Amount with current surrender charge of 5% or more that will have less than a 5% surrender charge in the following year	$—	$—	$—	$—

	2019
	General Account	Separate Accounts with Guarantees	Separate Accounts Non-guaranteed	Total	% of Total
Subject to discretionary withdrawal:
With fair value adjustment	$69	$—	$—	$69	10%
At book value less current surrender charge of 5% or more		—	—	—	—
At fair value	—	—	—	—	—
Total with adjustment or at fair value	69	—	—	69	10
At book value without adjustment	48	—	—	48	7
Not subject to discretionary withdrawal	571	—	—	571	83
Total	$688	$—	$—	$688	100%
Amount with current surrender charge of 5% or more that will have less than a 5% surrender charge in the following year	$—	$—	$—	$—
57

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 12 - INSURANCE LIABILITIES (continued)
Deposit-Type Contracts

	2020
	General Account	Separate Accounts with Guarantees	Separate Accounts Non-guaranteed	Total	% of Total
Subject to discretionary withdrawal:
With fair value adjustment	$—	$—	$—	$—	—%
At book value less current surrender charge of 5% or more	—	—	—	—	—
At fair value	—	—	—	—	—
Total with adjustment or at fair value	—	—	—	—	—
At book value without adjustment	258	—	—	258	17
Not subject to discretionary withdrawal	1,255	—	—	1,255	83
Total	$1,513	$—	$—	$1,513	100%
Amount with current surrender charge of 5% or more that will have less than a 5% surrender charge in the following year	$—	$—	$—	$—

	2019
	General Account	Separate Accounts with Guarantees	Separate Accounts Non-guaranteed	Total	% of Total
Subject to discretionary withdrawal:
With fair value adjustment	$—	$—	$—	$—	—%
At book value less current surrender charge of 5% or more		—	—	—	—
At fair value	—	—	—	—	—
Total with adjustment or at fair value	—	—	—	—	—
At book value without adjustment	229	—	—	229	16
Not subject to discretionary withdrawal	1,238	—	—	1,238	84
Total	$1,467	$—	$—	$1,467	100%
Amount with current surrender charge of 5% or more that will have less than a 5% surrender charge in the following year	$—	$—	$—	$—

58

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 12 - INSURANCE LIABILITIES (continued)
Withdrawal Characteristics of Life Insurance Reserves

The following tables reflect the withdrawal characteristics of life insurance reserves at December 31, 2020 and 2019 ($ in millions):

	2020
	General Account			Separate Accounts Guaranteed and Non-guaranteed
	Account Value	Cash Value	Reserve	Account Value	Cash Value	Reserve
Subject to discretionary withdrawal, surrender, or policy loans:
Term policies with cash value	$—	$—	$—	$—	$—	$—
Universal life	18,749	18,909	18,215	6,178	6,178	6,178
Universal life with secondary guarantees	5,351	4,659	8,224	—	—	—
Indexed universal life	—	—	—	—	—	—
Indexed universal life with secondary guarantees	—	—	—	—	—	—
Indexed life	—	—	—	—	—	—
Other permanent cash value life insurance	—	—	—	—	—	—
Variable life	11	11	16	57	57	57
Variable universal life	1,731	1,729	1,726	10,482	10,326	10,416
Miscellaneous reserves	—	—	—	—	—	—
Not subject to discretionary withdrawal or no cash values:
Term policies without cash value	—	—	—	—	—	—
Accidental death benefits	—	—	—	—	—	—
Disability - active lives	—	—	2	—	—	—
Disability - disabled lives	—	—	74	—	—	—
Miscellaneous reserves	—	—	862	—	—	—
Total life insurance (gross)	25,842	25,308	29,119	16,717	16,561	16,651
Reinsurance ceded	—	—	603	—	—	—
Total life insurance (net)	$25,842	$25,308	$28,516	$16,717	$16,561	$16,651
59

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 12 - INSURANCE LIABILITIES (continued)

	2019
	General Account			Separate Accounts Guaranteed and Non-guaranteed
	Account Value	Cash Value	Reserve	Account Value	Cash Value	Reserve
Subject to discretionary withdrawal, surrender, or policy loans:
Term policies with cash value	$—	$—	$—	$—	$—	$—
Universal life	18,879	18,864	18,005	5,949	5,949	5,949
Universal life with secondary guarantees	5,145	4,426	7,714	—	—	—
Indexed universal life	—	—	—	—	—	—
Indexed universal life with secondary guarantees	—	—	—	—	—	—
Indexed life	—	—	—	—	—	—
Other permanent cash value life insurance	—	—	—	—	—	—
Variable life	11	11	17	53	53	53
Variable universal life	1,403	1,400	1,585	9,350	9,190	9,286
Miscellaneous reserves	—	—	—	—	—	—
Not subject to discretionary withdrawal or no cash values:
Term policies without cash value	—	—	—	—	—	—
Accidental death benefits	—	—	—	—	—	—
Disability - active lives	—	—	2	—	—	—
Disability - disabled lives	—	—	74	—	—	—
Miscellaneous reserves	—	—	869	—	—	—
Total life insurance (gross)	25,438	24,701	28,266	15,352	15,192	15,288
Reinsurance ceded	—	—	562	—	—	—
Total life insurance (net)	$25,438	$24,701	$27,704	$15,352	$15,192	$15,288

NOTE 13 - REINSURANCE

The Company enters into reinsurance agreements in the normal course of its insurance business to reduce overall risk and to be able to issue life insurance policies in excess of its retention limits. Currently, the Company primarily reinsures the mortality risk on new life insurance policies on a quota share yearly renewable term basis, except for custom guarantee universal life and asset flex products. Most of the reinsurance ceded on new and inforce business is on an automatic basis. The quota share currently ceded on new business ranges from 25% to 90%. All products are ceded from first dollar with the exception of variable universal life which has a minimum size policy ceded of either $0 or $1 million. Cases in excess of the Company’s retention and certain substandard cases are ceded on a facultative basis. The majority of the Company's facultative reinsurance is for substandard cases which the Company typically cedes 90%.

The ceding of risk does not discharge the Company from its primary obligations to policyholders. To the extent that the assuming companies become unable to meet their obligations under reinsurance contracts, the Company remains contingently liable. Each reinsurer is reviewed to evaluate its financial stability before entering into each reinsurance contract and throughout the period that the reinsurance contract is in place.

60

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 13 - REINSURANCE (continued)
Life insurance ceded was 47% and 48% of total life insurance in-force for December 31, 2020, and 2019. The reserve reductions taken for life insurance reinsured at December 31, 2020 and 2019 were $603 million and $562 million, respectively.

The effects of reinsurance for the years ended December 31, 2020, 2019 and 2018 were as follows (in millions):

	2020	2019	2018
Premiums:
Direct	$13,142	$13,780	$12,771
Assumed	5	5	5
Ceded	(548)	(517)	(541)
Net premiums	$12,599	$13,268	$12,235
Policyholders’ benefits ceded	$655	$496	$468

Effective April 1, 2018, the Company’s coinsurance with funds withheld and modified coinsurance agreements with New York Life to cede 90% of a block of inforce life insurance business were terminated and the Company fully recaptured the risks related to the business previously reinsured under the agreements. The Company paid New York Life a recapture fee in the amount of $21 million pre-tax.

Reinsurance recoverable associated with individual and group life was $122 million, $60 million, and $76 million at December 31, 2020, 2019 and 2018, respectively.

The Company has reinsurance agreements with New York Life Agents Reinsurance Company (“NYLARC”). NYLARC is a life insurance company wholly owned by NYLARC Holding Company, Inc., whose shareholders consist of New York Life's top agents who meet certain criteria and who may also be agents of the Company or NYLIFE Insurance Company of Arizona ("NYLAZ"). NYLARC reinsures a portion of certain life insurance products sold by its shareholders. The purpose of NYLARC is to retain high production agents, and increase the volume and quality of the business that they submit to New York Life, NYLAZ and the Company.

On December 31, 2020, New York Life acquired Cigna’s group life and group disability insurance business, now named New York Life Group Benefit Solutions ("GBS”). The acquisition of GBS included the purchase by New York Life of two insurance companies through which GBS is primarily conducted, Life Insurance Company of North America (“LINA”) and Cigna Life Insurance Company of New York (“CLICNY”). Effective March 10, 2021, CLICNY has been renamed New York Life Group Insurance Company of NY ("GICNY"). Following the closing of the acquisition, the Company entered into an affiliated reinsurance agreement to reinsure mortality risk arising under LINA's group term life insurance business on a yearly renewable term basis. This transfer of life insurance mortality risk allows the Company to diversify its overall risk profile, as the Company's risk profile was previously weighted more heavily toward interest rate and asset risk. Entry into the yearly renewable term treaty also reduces LINA's exposure to mortality risk.

61

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 14 - BENEFIT PLANS

The Company participates in the cost of the following plans sponsored by New York Life: (1) certain postretirement life and health benefits for retired employees and agents including their eligible dependents, (2) certain defined benefit pension plans for eligible employees and agents (3) certain defined contribution plans for substantially all employees and agents and (4) postemployment benefits. The expense for these plans is allocated to the Company in accordance with an intercompany cost sharing agreement. The liabilities for these plans are included with the liabilities for the corresponding plan of New York Life. The Company’s share of the cost of these plans was as follows for the years ended December 31, 2020, 2019 and 2018 (in millions):

	2020	2019	2018
Defined benefit pension	$30	$28	$31
Defined contribution	10	10	9
Postretirement life and health	6	5	6
Total	$46	$43	$46

NOTE 15 - COMMITMENTS AND CONTINGENCIES
Guarantees
At the inception of a guarantee (except unlimited guarantees), the Company recognizes an initial liability at fair value for the obligations it has undertaken, regardless of the probability of performance under the guarantee. This includes guarantees made on behalf of affiliates unless the guarantee is deemed unlimited. At December 31, 2020 and 2019, the Company had no such guarantees.
Litigation
The Company is a defendant in individual and/or alleged class action suits arising from its agency sales force, insurance (including variable contracts registered under the federal securities law), investment, retail securities, and/or other operations, including actions involving retail sales practices. Some of these actions seek substantial or unspecified compensatory and punitive damages. The Company is also from time to time involved in various governmental, administrative, and investigative proceedings and inquiries.

Notwithstanding the uncertain nature of litigation and regulatory inquiries, the outcome of which cannot be predicted, the Company believes that, after provisions made in the financial statements, the ultimate liability that could result from litigation and proceedings would not have a material adverse effect on the Company’s financial position; however, it is possible that settlements or adverse determinations in one or more actions or other proceedings in the future could have a material adverse effect on the Company’s operating results for a given year.
Borrowed Money
Refer to Note 6 - Investments for a more detailed discussion of the Company's commitments for loaned securities and repurchase agreements.
Assessments
Most of the jurisdictions in which the Company is licensed to transact business require life insurers to participate in guaranty associations which are organized to pay contractual benefits pursuant to insurance policies issued by impaired, insolvent or failed life insurers. These associations levy assessments, up to prescribed limits, on all member insurers in a particular state on the basis of the proportionate share of the premiums written by member insurers in the line of business in which the impaired, insolvent or failed life insurer is engaged. Some states permit member insurers to recover assessments through full or partial premium tax offsets.
62

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 15 - COMMITMENTS AND CONTINGENCIES (continued)
Other Commitments and Contingencies
Prior to July 1, 2002, the Company did business in Taiwan through a branch operation (the "Taiwan Branch"). On July 1, 2002, the Taiwan Branch ceased operations and all of its liabilities and assets, including policy liabilities were transferred to New York Life Insurance Taiwan Corporation ("Taiwan Corporation"), an indirect subsidiary of New York Life. On December 31, 2013, Taiwan Corporation was sold to Yuanta Financial Holding Co. Ltd. ("Yuanta"). Under the terms of the sale agreement, Yuanta has agreed to satisfy in full, or to cause Taiwan Corporation to satisfy in full, all of Taiwan Corporation's obligations under the Taiwan Branch policies that were transferred to Taiwan Corporation on July 1, 2002. However, the Company, under Taiwan law, also remains contingently liable for these policies in the event that neither Taiwan Corporation nor Yuanta meets its obligations. This contingent liability of the Company has not been recognized on the accompanying Statutory Statements of Financial Position because it does not meet the probable and estimable criteria of SSAP No. 5R.

At December 31, 2020 and 2019, the Company and its guaranteed separate accounts had contractual commitments to extend credit for commercial mortgage loans at both fixed and variable rates of interest, which amounted to approximately $1,004 million and $1,152 million, respectively. These commitments are diversified by property type and geographic location. There were no contractual commitments to extend credit under residential loan agreements at December 31, 2020 and 2019.

At December 31, 2020 and 2019, the Company and its guaranteed separate accounts had outstanding contractual obligations to acquire additional private placement securities amounting to $769 million and $848 million, respectively.

Through June 30, 2021, the Company and NYLIC have agreed to provide MCF sufficient liquidity to allow MCF to fulfill, in a timely manner, any unfunded commitments. The maximum amount of exposure under this contract commitment in the aggregate is $1,569 million as of December 31, 2020.

Unfunded commitments on limited partnership, limited liability companies and other invested assets amounted to $539 million and $323 million at December 31, 2020 and 2019, respectively. Unfunded commitments on LIHTC amounted to $5 million and $9 million at December 31, 2020 and 2019, respectively. At December 31, 2020 and 2019, unfunded commitments on LIHTC are included in Other invested assets, with an offset in Other liabilities in the accompanying Statutory Statement of Financial Position.

Several commercial banks have customary security interests in certain assets of the Company to secure potential overdrafts and other liabilities of the Company that may arise under custody, securities lending and other banking agreements with such banks.
FHLB Agreement
The Company is a member of the FHLB of Pittsburgh. Membership in the FHLB of Pittsburgh provides the Company with a significant source of alternative liquidity. Advances received by the general account are included in Other liabilities in the accompanying Statutory Statements of Financial Position. When borrowing from the FHLB of Pittsburgh, the Company is required to post collateral in the form of eligible securities, including mortgage-backed, government and agency debt instruments for each of the advances received. Upon any event of default by the Company, the FHLB of Pittsburgh's recovery from the collateral is limited to the amount of the Company's liability to the FHLB of Pittsburgh.

63

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 15 - COMMITMENTS AND CONTINGENCIES (continued)
The amount of FHLB of Pittsburgh common stock held, in aggregate exclusively in the Company’s general account at December 31, 2020 and 2019 was as follows (in millions):

	2020	2019
Membership stock - Class B (1)	$22	$28
Activity stock	—	—
Aggregate total	$22	$28
Actual or estimated borrowing capacity as determined by the insurer	$5,502	$5,302
(1) Membership stock is not eligible for redemption.

At December 31, 2020 and 2019, the Company did not have an outstanding balance due to the FHLB of Pittsburgh. The maximum amount borrowed and collateral pledged to the FHLB of Pittsburgh during the years ended December 31, 2020 and 2019 was as follows (in millions):

	Fair Value	Carrying Value	Maximum Amount Borrowed During the Year
Current year general account	$1,512	$1,512	$—
Current year separate accounts	$—	$—	$—
Prior year total general and separate accounts	$525	$525	$325

The Company does not have any prepayment obligations for the borrowing arrangement.

NOTE 16 - INCOME TAXES

The components of the net DTAs and DTLs were as follows at December 31, 2020 and 2019 (in millions):

	2020			2019			Change
	Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total
Gross DTAs	$1,095	$198	$1,293	$1,040	$127	$1,167	$55	$71	$126
Statutory valuation allowance	—	—	—	—	—	—	—	—	—
Adjusted gross DTAs	1,095	198	1,293	1,040	127	1,167	55	71	126
Nonadmitted DTAs (1)	349	—	349	350	—	350	(1)	—	(1)
Subtotal net admitted DTAs	746	198	944	690	127	817	56	71	127
Gross DTLs	289	264	553	323	204	527	(34)	60	26
Net admitted DTAs (2)	$457	$(66)	$391	$367	$(77)	$290	$90	$11	$101
(1) DTAs are nonadmitted primarily because they are not expected to be realized within three years of the Statutory Statements of Financial Position date.
(2) The total net admitted DTAs are included in Other assets in the accompanying Statutory Statements of Financial Position.
64

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 16 - INCOME TAXES (continued)

The admission calculation components are as follows (paragraph references throughout Note 16 are to paragraphs of SSAP No. 101 “Income Taxes, A Replacement of SSAP No. 10R and SSAP No. 10”) (in millions):

	December 31, 2020			December 31, 2019			Change
	Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total
Federal income taxes paid in prior years recoverable through loss carrybacks (Paragraph 11.a)	$—	$20	$20	$—	$4	$4	$—	$16	$16
Adjusted gross DTAs expected to be realized (excluding the amount of DTAs from paragraph 11.a above) after application of the threshold limitation (the lesser of paragraph 11.b.i and 11.b.ii below):	371	—	371	263	23	286	108	(23)	85
Adjusted gross DTAs expected to be realized following the balance sheet date. (Paragraph 11.b.i)	371	—	371	263	23	286	108	(23)	85
Adjusted gross DTAs allowed per limitation threshold (Paragraph 11.b.ii)	N/A	N/A	1,359	N/A	N/A	1,360	N/A	N/A	(1)
Adjusted gross DTAs (excluding the amount of DTAs from paragraphs 11.a and 11.b above) offset by gross DTLs (Paragraph 11.c)	375	178	553	427	100	527	(52)	78	26
DTAs admitted as the result of application of SSAP 101 (Total of paragraphs 11.a, 11.b, 11.c).	$746	$198	$944	$690	$127	$817	$56	$71	$127

The ratio used to determine the applicable period used in paragraph 11.b.i above and the amount of adjusted capital and surplus used to determine the percentage threshold limitation in paragraph 11.b.ii above at December 31, 2020 and 2019 are as follows ($ in millions):

	2020	2019
Ratio percentage used to determine recovery period and threshold limitation amount.	1,006%	1,080%
Amount of adjusted capital and surplus used to determine recovery period and threshold limitation in paragraph 11.b.ii above.	$9,057	$9,065

There was no impact on the Company’s adjusted gross and net admitted DTAs due to tax planning strategies at December 31, 2020 and 2019.

The Company did not use reinsurance in its tax planning strategies. The Company had no unrecognized DTLs at December 31, 2020 and 2019. Additionally, the Company had no adjustments to gross DTAs because of a change in circumstances that causes a change in judgment about the realizability of the related DTAs.

The Tax Cuts and Jobs Act ("TCJA") was enacted on December 22, 2017. The TCJA significantly changed U.S. tax law primarily by lowering the corporate income tax rate from 35% to 21% beginning in 2018. Net deferred taxes and admitted DTAs were increased by an additional $2 million in 2018 to reflect the 21% corporate income tax rate.

65

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 16 - INCOME TAXES (continued)

For tax years beginning January 1, 2018, the TCJA limits life insurance reserves for tax purposes to the greater of the net surrender value or 92.81% of NAIC required reserves effective January 1, 2018. Tax accounting for these changes required the restatement of December 31, 2017 life insurance tax reserves calculated using pre TCJA rules to the amounts required to be held under the TCJA. This revaluation requires establishing a “gross up” in which a new DTA for the revised statutory to tax difference is recorded and offset by a DTL in an equal amount. The Company recorded offsetting DTAs and DTLs.

The tax accounting was completed in 2018 within the measurement period, as defined in INT 18-01. On the basis of life insurance tax reserve computations that were completed during the reporting period, an additional measurement period tax reserve decrease of $24 million was recognized to the DTL and $24 million offset to the DTA, resulting in a total DTL of $448 million with a corresponding adjustment of $448 million to the DTA.

Enactment of the CARES Act did not have a financial impact on the Company.

Significant components of the current federal and foreign income taxes for the years ended December 31, 2020, 2019 and 2018 were as follows (in millions):

	2020	2019	2018	Change 2020-2019	Change 2019-2018
Federal(1)	$102	$226	$215	$(124)	$11
Foreign	—	—	—	—	—
Subtotal	102	226	215	(124)	11
Federal income tax on net capital gains (losses)	62	4	(24)	58	28
Other	—	(22)	(22)	22	—
Total federal and foreign income taxes	$164	$208	$169	$(44)	$39
(1) The Company had investment tax credits of $31 million, $24 million and $30 million for the years ended December 31, 2020, 2019 and 2018, respectively.
66

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 16 - INCOME TAXES (continued)

The tax effects of temporary differences that give rise to DTAs and DTLs at December 31, 2020 and 2019 were as follows (in millions):

	2020	2019	Change
DTAs
Ordinary:
Policyholder reserves	$691	$662	$29
Deferred acquisition costs	292	275	17
Investments	71	61	10
Pension accrual	27	27	—
Receivables - nonadmitted	11	12	(1)
Fixed assets	2	2	—
Other	1	1	—
Subtotal	1,095	1,040	55
Nonadmitted	349	350	(1)
Admitted ordinary DTAs	746	690	56
Capital:
Investments	198	127	71
Subtotal	198	127	71
Nonadmitted	—	—	—
Admitted capital DTAs	198	127	71
Total admitted DTAs	944	817	127
DTLs
Ordinary:
Policyholder reserves	198	284	(86)
Investments	91	39	52
Subtotal	289	323	(34)
Capital:
Investments	264	204	60
Subtotal	264	204	60
Total DTLs	553	527	26
Net admitted DTAs	$391	$290	$101
Deferred income tax (expense)/benefit on change in net unrealized capital gains/(losses)			$(62)
Increase in net deferred taxes related to other items			162
Decrease in DTAs nonadmitted			1
Total change in net admitted DTAs			$101
67

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 16 - INCOME TAXES (continued)

The Company’s income tax expense for the years ended December 31, 2020, 2019 and 2018 differs from the amount obtained by applying the statutory rate of 21% to net gain from operations after dividends to policyholders and before federal income taxes for the following reasons (in millions):

	2020	2019	2018	Change 2020-2019	Change 2019-2018
Net gain from operations after dividends to policyholders and before federal and foreign income taxes at statutory rate	$97	$184	$103	$(87)	$81
Net realized capital gains (losses) at statutory rate	(11)	—	(7)	(11)	7
Tax exempt income	(40)	(50)	(22)	10	(28)
Tax credits, net of withholding	(34)	(30)	(33)	(4)	3
Amortization of IMR	(7)	(5)	(9)	(2)	4
Impact of TCJA	—	—	(2)	—	2
Prior year audit liability and settlement	6	(15)	(3)	21	(12)
Non-admitted assets	—	(8)	(6)	8	(2)
Accruals in surplus	(7)	13	(7)	(20)	20
Other	(2)	12	(16)	(14)	28
Income tax incurred and change in net DTAs during period	$2	$101	$(2)	$(99)	$103
Federal income taxes reported in the Company's Statutory Statements of Operations	$102	$227	$215	$(125)	$12
Capital gains tax expense (benefit) incurred	62	4	(24)	58	28
Change in net deferred income taxes	(162)	(109)	(153)	(53)	44
Change in current and deferred income taxes reported in surplus	—	(21)	(40)	21	19
Total federal and foreign income tax expense	$2	$101	$(2)	$(99)	$103

The Company’s federal income tax returns are routinely examined by the Internal Revenue Service ("IRS") and provisions are made in the financial statements in anticipation of the results of these audits. The IRS has completed audits through 2010 and tax years 2011 through 2013 are currently under examination. There were no material effects on the Company’s accompanying Statutory Statements of Operations as a result of these audits. The Company believes that its recorded income tax liabilities are adequate for all open years.

The Company does not anticipate any significant changes to its total unrecognized tax benefits within the next 12 months.

The Company did not have any operating loss and tax credit carry forwards available for tax purposes. The total income taxes incurred in prior years that will be available for recoupment in the event of future net losses total $59 million, $31 million and $0 million, related to the years ended December 31, 2020, 2019 and 2018, respectively.

As discussed in Note 3 – Significant Accounting Policies - Federal Income Taxes, the Company’s federal income tax return is consolidated with New York Life, NYLAZ, NYLIFE LLC, New York Life Enterprises LLC, NYL Investments, and NYL Investors. Effective January 1, 2021, LINA, GICNY, and LINA Benefit Payments, Inc. will be included in the consolidated return.

At December 31, 2020 and 2019, the Company recorded a current income tax (payable)/receivable of $(53) million and $46 million, respectively, which is included in Other assets and Other liabilities in the accompanying Statutory Statements of Financial Position.

68

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 16 - INCOME TAXES (continued)

At December 31, 2020, the Company had no protective tax deposits on deposit with the IRS under Section 6603 of the IRC.

NOTE 17 - CAPITAL AND SURPLUS

Capitalization

The Company has 20,000 shares authorized, with a par value of $10,000 per share with 2,500 shares issued and outstanding. All shares are common stock and are owned by New York Life. The Company has no preferred stock.

For the year ended December 31, 2020, the Company received a capital contribution in the form of an affiliated equity investment in MCF from New York Life for $530 million. The Company did not receive a capital contribution from New York Life for the years ended December 31, 2019 and 2018.
Other Surplus Adjustments
Other adjustments, net in the accompanying Statutory Statements of Changes in Surplus at December 31, 2020, 2019 and 2018, principally include the effects of the following (in millions):

	2020	2019	2018
Surplus withdrawn from separate accounts	$45	$44	$48
Changes in surplus relating to separate accounts	(44)	(47)	(43)
Change in liability for reinsurance in unauthorized companies	—	(2)	1
Total	$1	$(5)	$6
Nonadmitted Assets
Under statutory accounting rules, a nonadmitted asset is defined as an asset having economic value other than that which can be used to fulfill policyholder obligations, or those assets that are unavailable due to encumbrances or other third-party interests. These assets are not recognized in the accompanying Statutory Statements of Financial Position, and are, therefore, considered nonadmitted. The changes between years in nonadmitted assets are charged or credited directly to surplus.

NOTE 18 - DIVIDENDS TO STOCKHOLDER
The Company is subject to restrictions on the payment of dividends to New York Life. Under the Delaware Insurance Code, cash dividends can be paid only out of that part of the Company’s available and accumulated surplus funds which are derived from realized net operating profits on its business and realized capital gains, and dividends (or other distributions) on capital stock can be declared and paid only out of earned surplus (being an amount equal to the unassigned funds of the Company as set forth in its most recent annual statement submitted to the Delaware Insurance Commissioner (“the Commissioner”), including all or part of the surplus arising from unrealized capital gains or revaluation of assets), except as otherwise approved by the Commissioner (provided that stock dividends may be paid out of any available surplus funds). Furthermore, no extraordinary dividend may be paid until 30 days after the Commissioner has received notice of such declaration and has not disapproved such payment within such 30 day period, or the Commissioner has approved such payment within that 30 day period. Extraordinary dividends are defined as any dividend or distribution or cash or other property, whose fair market value, together with that of other dividends or distributions made within the preceding 12 months, exceeds the greater of (1) 10 percent of the Company’s surplus as regards policyholders as of the preceding December 31 or (2) the net gain from operations of the Company for the 12 month period ending on the preceding December 31 (not including pro rata distributions of any class of the Company’s own securities).

At December 31, 2020, the amount of earned surplus of the Company available for the payment of dividends was $4,965 million. The maximum amount of dividends that may be paid in 2021 without prior notice to or approval of the Delaware Insurance Commissioner is $942 million.
69

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 18 - DIVIDENDS TO STOCKHOLDER (continued)

Dividends may be declared by the Board of Directors of the Company from available surplus, as it deems appropriate, on a non-cumulative basis. In 2020, the Company paid a $932 million dividend to its sole stockholder, New York Life. In 2019, the Company did not pay a dividend to New York Life. In 2018, the Company paid a $600 million dividend to New York Life.

NOTE 19 - LOAN-BACKED AND STRUCTURED SECURITY IMPAIRMENTS

The Company had structured securities classified with the intent to sell with an amortized cost before OTTI of $50 million and $4 million, fair value of $43 million and $3 million, and recognized OTTI of $7 million and $1 million in the general account and separate account, respectively, at December 31, 2020.

The following table lists each loan-backed and structured security at a CUSIP level where the present value of cash flows expected to be collected is less than the amortized cost basis during the current year (in thousands):

IMPAIRMENTS TAKEN ON CURRENT HOLDINGS DURING THE CURRENT YEAR
(1)	(2)	(3)	(4)	(5)	(6)	(7)
CUSIP(1,2)	Amortized Cost Before Current Period OTTI	Projected Cash Flows	Current Period Recognized OTTI	Amortized Cost After OTTI	Fair Value	Financial Statement Reporting Period
General Account
05946XY72	$841	$756	$85	$756	$820	12/31/2020
126694RN0	436	—	436	—	389	12/31/2020
17029RAA9	81	36	44	36	35	12/31/2020
3622ELAG1	250	242	8	242	247	12/31/2020
3622EUAB2	413	407	6	407	407	12/31/2020
3622EUAC0	78	77	1	77	77	12/31/2020
3622MPAB4	398	356	42	356	387	12/31/2020
362334MD3	3	3	—	3	3	12/31/2020
61749EAD9	2,093	1,981	112	1,981	2,044	12/31/2020
76110VSU3	279	180	99	180	50	12/31/2020
784649AG0	73	—	73	—	47	12/31/2020
059469AF3	773	698	75	698	716	9/30/2020
12627HAK6	682	607	74	607	632	9/30/2020
12628KAF9	829	767	63	767	814	9/30/2020
12628LAJ9	171	164	7	164	151	9/30/2020
12629EAD7	917	860	57	860	853	9/30/2020
126694DT2	467	454	13	454	451	9/30/2020
126694RN0	469	466	3	466	418	9/30/2020
17309BAB3	127	120	7	120	127	9/30/2020
32052MAA9	34	34	—	34	27	9/30/2020
3622EUAB2	444	424	20	424	430	9/30/2020
3622EUAC0	961	919	42	919	938	9/30/2020
362334MD3	3	3	—	3	3	9/30/2020
36244SAC2	3,626	3,160	467	3,160	3,603	9/30/2020
36244SAF5	2,256	1,966	290	1,966	2,241	9/30/2020
46628LBK3	196	24	173	24	177	9/30/2020
61751DAE4	341	336	5	336	334	9/30/2020
649603AQ0	667	626	41	626	618	9/30/2020
65537BAF7	1,414	1,280	134	1,280	1,365	9/30/2020
76110VSU3	339	328	11	328	260	9/30/2020
70

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 19 - LOAN-BACKED AND STRUCTURED SECURITY IMPAIRMENTS (continued)

IMPAIRMENTS TAKEN ON CURRENT HOLDINGS DURING THE CURRENT YEAR
(1)	(2)	(3)	(4)	(5)	(6)	(7)
CUSIP(1,2)	Amortized Cost Before Current Period OTTI	Projected Cash Flows	Current Period Recognized OTTI	Amortized Cost After OTTI	Fair Value	Financial Statement Reporting Period
94983UAB3	1,057	867	189	867	1,031	9/30/2020
94988PAD5	36,311	36,311	—	36,311	30,362	9/30/2020
94988PAE3	10,738	10,738	—	10,738	7,813	9/30/2020
00011#AA1	1,832	1,258	574	1,258	1,627	6/30/2020
02147QAF9	282	278	4	278	282	6/30/2020
02151HAA3	49	45	4	45	46	6/30/2020
058933AQ5	214	187	27	187	201	6/30/2020
059469AF3	812	793	19	793	735	6/30/2020
05948KP52	191	190	—	190	192	6/30/2020
05951KAZ6	67	66	1	66	66	6/30/2020
05951KBA0	54	54	—	54	55	6/30/2020
12544TAH7	242	236	6	236	238	6/30/2020
12544VAB5	36	35	2	35	34	6/30/2020
12627HAK6	709	700	9	700	649	6/30/2020
12628KAF9	847	838	8	838	775	6/30/2020
12628LAJ9	182	175	7	175	155	6/30/2020
12629EAD7	959	930	29	930	843	6/30/2020
12638PAE9	1,123	1,091	32	1,091	1,156	6/30/2020
12667FJ55	1,265	1,236	28	1,236	1,273	6/30/2020
12667G6W8	1,425	1,415	10	1,415	1,328	6/30/2020
12667GRG0	1,867	1,789	78	1,789	1,814	6/30/2020
12667GXN8	481	477	4	477	469	6/30/2020
12668AQ65	1,616	1,588	28	1,588	1,609	6/30/2020
151314CC3	49	48	1	48	49	6/30/2020
15132EKT4	37	25	12	25	37	6/30/2020
17029RAA9	80	34	46	34	22	6/30/2020
17309BAB3	131	130	1	130	124	6/30/2020
225458XZ6	6,650	6,435	215	6,435	6,442	6/30/2020
32052MAA9	42	34	8	34	27	6/30/2020
3622E8AC9	2,676	2,582	94	2,582	2,617	6/30/2020
3622ELAG1	294	268	26	268	275	6/30/2020
3622EUAB2	453	451	2	451	436	6/30/2020
3622EUAC0	1,029	977	52	977	950	6/30/2020
362334MD3	3	3	—	3	3	6/30/2020
362375AF4	648	586	62	586	626	6/30/2020
36244SAC2	3,896	3,751	145	3,751	3,745	6/30/2020
36244SAF5	2,424	2,334	90	2,334	2,330	6/30/2020
45660LHT9	453	438	16	438	449	6/30/2020
46627MEA1	330	320	10	320	348	6/30/2020
46628BBD1	285	265	21	265	278	6/30/2020
46628SAE3	2,134	2,012	122	2,012	2,139	6/30/2020
46628SAG8	1,542	1,429	113	1,429	1,542	6/30/2020
61749EAD9	2,438	2,225	213	2,225	2,266	6/30/2020
61749EAE7	702	637	66	637	654	6/30/2020
61749EAH0	758	698	60	698	720	6/30/2020
61750YAB5	807	764	42	764	871	6/30/2020
71

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 19 - LOAN-BACKED AND STRUCTURED SECURITY IMPAIRMENTS (continued)

IMPAIRMENTS TAKEN ON CURRENT HOLDINGS DURING THE CURRENT YEAR
(1)	(2)	(3)	(4)	(5)	(6)	(7)
CUSIP(1,2)	Amortized Cost Before Current Period OTTI	Projected Cash Flows	Current Period Recognized OTTI	Amortized Cost After OTTI	Fair Value	Financial Statement Reporting Period
61750YAD1	1,476	1,331	144	1,331	1,417	6/30/2020
61750YAE9	198	187	10	187	202	6/30/2020
61750YAJ8	384	360	24	360	385	6/30/2020
61751DAE4	352	350	2	350	346	6/30/2020
61752RAM4	822	784	38	784	836	6/30/2020
65537BAC4	2,351	2,149	202	2,149	2,155	6/30/2020
65537BAF7	1,498	1,451	47	1,451	1,410	6/30/2020
75970HAD2	12	12	1	12	12	6/30/2020
76111XZW6	2,727	2,462	265	2,462	2,658	6/30/2020
76114CAD8	780	709	71	709	771	6/30/2020
784649AG0	121	83	37	83	81	6/30/2020
78476YAA4	225	201	25	201	401	6/30/2020
78477AAA5	87	67	20	67	67	6/30/2020
78637VAB4	1,192	643	549	643	809	6/30/2020
78637VAD0	1,189	642	547	642	808	6/30/2020
78637VAF5	1,189	642	547	642	1,148	6/30/2020
78637VAH1	1,200	648	552	648	810	6/30/2020
78637VAK4	1,269	685	584	685	856	6/30/2020
78637VAM0	1,287	695	593	695	867	6/30/2020
78637VAP3	1,297	700	597	700	856	6/30/2020
78637VAR9	1,333	720	614	720	871	6/30/2020
78637VAT5	1,359	733	626	733	887	6/30/2020
78637VAV0	1,382	746	636	746	904	6/30/2020
78637VAX6	1,437	776	661	776	902	6/30/2020
94984MAG9	452	438	14	438	452	6/30/2020
94988PAC7	3,506	2,426	1,080	2,426	2,962	6/30/2020
94988PAD5	36,670	36,127	543	36,127	34,894	6/30/2020
94988PAE3	15,706	15,569	137	15,569	13,266	6/30/2020
94988YAB0	1,309	802	507	802	1,102	6/30/2020
94988YAD6	1,533	815	718	815	1,292	6/30/2020
94988YAF1	1,529	813	716	813	1,288	6/30/2020
94988YAH7	3,573	2,537	1,037	2,537	3,008	6/30/2020
94989FAB0	1,277	782	494	782	1,077	6/30/2020
94989FAD6	1,088	477	611	477	917	6/30/2020
94989FAF1	1,310	803	508	803	1,104	6/30/2020
94989FAH7	3,467	2,461	1,006	2,461	2,920	6/30/2020
L2287*AA5	4,920	3,993	927	3,993	4,033	6/30/2020
L2287*AB3	3,270	2,663	607	2,663	2,468	6/30/2020
L2287*AC1	11,284	9,197	2,087	9,197	8,989	6/30/2020
059469AF3	686	651	35	651	547	3/31/2020
12628KAF9	931	857	74	857	754	3/31/2020
12628LAJ9	188	187	—	187	155	3/31/2020
46625YQX4	1,513	1,451	62	1,451	1,382	3/31/2020
46628BBD1	27	27	—	27	24	3/31/2020
72

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 19 - LOAN-BACKED AND STRUCTURED SECURITY IMPAIRMENTS (continued)

IMPAIRMENTS TAKEN ON CURRENT HOLDINGS DURING THE CURRENT YEAR
(1)	(2)	(3)	(4)	(5)	(6)	(7)
CUSIP(1,2)	Amortized Cost Before Current Period OTTI	Projected Cash Flows	Current Period Recognized OTTI	Amortized Cost After OTTI	Fair Value	Financial Statement Reporting Period
57643MCG7	—	—	—	—	—	3/31/2020
65537BAC4	2,431	2,404	27	2,404	2,089	3/31/2020
Subtotal - General Account	XXX	XXX	$23,446	XXX	XXX

Guaranteed Separate Accounts
61749EAD9	$93	$88	$5	$88	$91	12/31/2020
76110VSU3	2	2	1	2	—	12/31/2020
059469AF3	129	116	12	116	119	9/30/2020
12627HAK6	120	107	13	107	111	9/30/2020
12628KAF9	108	100	8	100	106	9/30/2020
36244SAC2	198	173	26	173	197	9/30/2020
36244SAF5	188	164	24	164	187	9/30/2020
61751DAE4	49	48	1	48	48	9/30/2020
76110VSU3	3	3	—	3	2	9/30/2020
94983UAB3	181	148	32	148	176	9/30/2020
000366AB0	210	36	174	36	114	6/30/2020
001406AB3	114	70	43	70	31	6/30/2020
00256DAB8	223	145	78	145	117	6/30/2020
02147QAF9	376	371	5	371	375	6/30/2020
02151HAA3	19	18	1	18	18	6/30/2020
04546KAB4	221	178	43	178	120	6/30/2020
058933AQ5	104	93	10	93	100	6/30/2020
059469AF3	136	132	4	132	122	6/30/2020
12544VAB5	14	14	1	14	14	6/30/2020
12627HAK6	125	123	1	123	115	6/30/2020
12628KAF9	110	109	1	109	101	6/30/2020
126673QR6	185	183	2	183	180	6/30/2020
3622E8AC9	57	55	2	55	56	6/30/2020
36244SAC2	213	205	8	205	205	6/30/2020
36244SAF5	202	194	8	194	194	6/30/2020
45660LHT9	604	584	21	584	599	6/30/2020
61749EAD9	108	99	9	99	101	6/30/2020
61749EAE7	54	49	5	49	50	6/30/2020
61749EAH0	162	150	13	150	154	6/30/2020
61750YAB5	93	89	5	89	101	6/30/2020
61750YAE9	49	47	3	47	51	6/30/2020
61750YAJ8	144	135	9	135	144	6/30/2020
61751DAE4	50	50	—	50	49	6/30/2020
94988PAC7	478	331	147	331	404	6/30/2020
94988PAD5	5,000	4,926	74	4,926	4,758	6/30/2020
94988PAE3	2,142	2,123	19	2,123	1,809	6/30/2020
94988YAB0	178	109	69	109	150	6/30/2020
94988YAD6	209	111	98	111	176	6/30/2020
73

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 19 - LOAN-BACKED AND STRUCTURED SECURITY IMPAIRMENTS (continued)

IMPAIRMENTS TAKEN ON CURRENT HOLDINGS DURING THE CURRENT YEAR
(1)	(2)	(3)	(4)	(5)	(6)	(7)
CUSIP(1,2)	Amortized Cost Before Current Period OTTI	Projected Cash Flows	Current Period Recognized OTTI	Amortized Cost After OTTI	Fair Value	Financial Statement Reporting Period
94988YAF1	208	111	98	111	176	6/30/2020
94988YAH7	487	346	141	346	410	6/30/2020
94989FAB0	174	107	67	107	147	6/30/2020
94989FAD6	148	65	83	65	125	6/30/2020
94989FAF1	179	109	69	109	151	6/30/2020
94989FAH7	473	336	137	336	398	6/30/2020
059469AF3	49	46	2	46	39	3/31/2020
12628KAF9	121	112	10	112	98	3/31/2020
126673QR6	200	200	—	200	188	3/31/2020
Subtotal - Guaranteed Separate Accounts	XXX	XXX	1,582	XXX	XXX
Grand Total	XXX	XXX	$25,028	XXX	XXX
(1)Only the impaired lots within each CUSIP are included within this table.
(2)CUSIP amounts less than $1 thousand within this table are shown as zero.

NOTE 20 - SUBSEQUENT EVENTS

At March 11, 2021, the date the financial statements were available to be issued, there have been no events occurring subsequent to the close of the Company’s books or accounts for the accompanying statutory financial statements that would have a material effect on the financial condition of the Company.
74

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS

GLOSSARY OF TERMS

Term	Description
ABS	Asset-backed securities
AVR	Asset valuation reserve
CARES Act	Coronavirus Aid, Relief, and Economic Security Act
CARVM	Commissioners’ Annuity Reserve Valuation Method
CLICNY	Cigna Life Insurance Company of New York
CMBS	Commercial mortgage-backed securities
COLI	Corporate owned life insurance
COVID-19	Coronavirus 2019
CSAs	Credit support annexes
DRD	Dividends received deduction
DSID (or “statutory accounting practices”)	Delaware State Insurance Department
DTA	Deferred tax asset(s)
DTL	Deferred tax liability(ies)
ETFs	Exchange Traded Funds
FHLB	Federal Home Loan Bank
GBS	Group Benefit Solutions
GICNY	New York Life Group Insurance Company of NY
GMAB	Guaranteed minimum accumulation benefit
GMDB	Guaranteed minimum death benefit
IMR	Interest maintenance reserve
INT 18-01	National Association of Insurance Commissioners Interpretation 18-01
IRC	Internal Revenue Code
IRS	Internal Revenue Service
LIHTC	Low-income housing tax credit
LINA	Life Insurance Company of North America
LTV	Loan to value ratio
MCF	Madison Capital Funding LLC
MCF Note Agreement	New York Life note funding agreement with MCF
MODCO	Modified coinsurance
NAIC	National Association of Insurance Commissioners
NAIC SAP	National Association of Insurance Commissioners’ Accounting Practices and Procedures
NAV	Net asset value
New York Life	New York Life Insurance Company
NYLARC	New York Life Agents Reinsurance Company
NYLAZ	NYLIFE Insurance Company of Arizona
NYLCC	New York Life Capital Corporation
NYLIFE Distributors	NYLIFE Distributors LLC
NYLIM	New York Life Investment Management LLC
NYL Investments	New York Life Investment Management Holdings LLC
NYL Investors	NYL Investors LLC
NYLIFE Securities	NYLIFE Securities LLC
75

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS

Term	Description
OTC	Over-the-counter
OTC-cleared	Over-the-counter clearinghouse
OTC-bilateral	Over-the-counter bilateral agreements
OTTI	Other-than-temporary impairment(s)
PBR	Principle-based reserving
RMBS	Residential mortgage-backed securities
SSAP	Statement of statutory accounting principle
Taiwan Branch	NYLIAC's former branch operations in Taiwan
Taiwan Corporation	New York Life Insurance Taiwan Corporation
TCJA	Tax Cuts and Jobs Act
TDR	Troubled debt restructuring
The Company	New York Life Insurance and Annuity Corporation
U.S. GAAP	Accounting principles generally accepted in the United States of America
UL	Universal life
VA	Variable annuity
VEBA	Voluntary Employees Beneficiary Association Trusts
VM-21	Valuation manual requirements for PBR for variable annuity products
VM-22	Valuation manual requirements for maximum valuation interest rates for income annuities
VUL	Variable universal life
Yuanta	Yuanta Financials Holding Co., Ltd.
76

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
SCHEDULE 1 - SUPPLEMENTAL SCHEDULE OF SELECTED FINANCIAL DATA
At and for the Year Ended December 31, 2020

The following is a summary of certain financial information included in exhibits and schedules in the Annual Statement filed with the Delaware Insurance Department subjected to audit procedures by independent auditors and utilized by actuaries in the determination of reserves.

Investment Income Earned:
U.S. government bonds	$186,292,922
Other bonds (unaffiliated)	3,083,220,508
Bonds of affiliates	94,372,237
Preferred stocks (unaffiliated)	8,884
Preferred stocks of affiliates	—
Common stocks (unaffiliated)	25,150,810
Common stocks of affiliates	—
Mortgage loans	622,440,191
Real estate	11,244,538
Premium notes, policy loans and liens	46,178,070
Cash on hand and on deposit	621,932
Short-term investments	11,367,212
Derivative instruments	61,185,393
Other invested assets	82,875,190
Aggregate write-ins for investment income	8,082,948
Gross investment income	$4,233,040,835

Real Estate Owned - Book Value less Encumbrances	$98,014,692

Mortgage Loans - Book Value:

Residential mortgages	$9,911,501
Commercial mortgages	14,284,625,627
Mezzanine real estate loans	660,731,769
Total mortgage loans	$14,955,268,897

Mortgage Loans by Standing - Book Value:
Good standing	$14,882,328,916
Good standing with restructured terms	$—
Interest overdue more than 90 days, not in foreclosure	$2,456,800
Foreclosures in process	$70,483,181

Other Invested Assets - Statement Value	$2,316,515,367

Collateral Loans	$—
77

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

SCHEDULE 1 - SUPPLEMENTAL SCHEDULE OF SELECTED FINANCIAL DATA (continued)

Bonds and Stocks of Parent, Subsidiaries and Affiliates - Book Value:
Bonds	$2,830,896,565
Preferred stocks	$—
Common stocks	$—

Bonds and Short-Term Investments by Maturity and NAIC Designation:
Bonds by maturity - statement value:
Due within one year or less	$7,665,839,393
Over one year through five years	31,848,853,375
Over five years through 10 years	27,347,642,456
Over 10 years through 20 years	11,904,440,462
Over 20 years	13,812,501,712
Total by maturity	$92,579,277,398

Bonds by NAIC designation - statement value
NAIC 1	$60,043,794,753
NAIC 2	27,979,204,201
NAIC 3	2,372,491,315
NAIC 4	1,744,410,065
NAIC 5	394,763,946
NAIC 6	44,613,118
Total by NAIC designation	$92,579,277,398

Total bonds publicly traded	$55,227,296,379
Total bonds privately placed	$37,351,981,019

Preferred Stocks - Statement Value	$7,415,712

Common Stocks - Fair Value	$1,286,086,295

Short-Term Investments - Book Value	$87,814,021

Options, Caps and Floors Owned - Statement Value	$28,671,128

Options, Caps and Floors Written and In-Force - Statement Value	$—

Collar, Swap and Forward Agreements Open - Statement Value	$290,613,035

Future Contracts Open - Current Value	$40,699

Cash on Deposit	$(151,935,469.03)
78

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

SCHEDULE 1 - SUPPLEMENTAL SCHEDULE OF SELECTED FINANCIAL DATA (continued)

Life Insurance In-Force (in thousands):
Industrial	$—
Ordinary	$178,821,080
Credit life	$—
Group life	$748,152,412

Amount of Accidental Death Insurance In-Force Under
Ordinary Policies (in thousands):	$988,825

Life Insurance Policies with Disability Provisions In-Force (in thousands):
Industrial	$—
Ordinary	$15,002,902
Credit life	$—
Group life	$—

Supplementary Contracts In-Force:
Ordinary - not involving life contingencies
Amount on deposit	$428,674,759
Income payable	$52,206,853

Ordinary - involving life contingencies
Income payable	$42,503,974

Group - not involving life contingencies
Amount on deposit	$—
Income payable	$—

Group - involving life contingencies
Income payable	$—

Annuities:
Ordinary
Immediate - amount of income payable	$1,700,712,455
Deferred - fully paid account balance	$45,059,560,415
Deferred - not fully paid - account balance	$36,778,409,721

Group
Amount of income payable	$84,199,660
Fully paid account balance	$1,496,496
Not fully paid - account balance	$—

79

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

SCHEDULE 1 - SUPPLEMENTAL SCHEDULE OF SELECTED FINANCIAL DATA (continued)

Accident and Health Insurance - Premiums In-Force
Ordinary	$—
Group	$—
Credit	$—

Deposit Funds and Dividend Accumulations:
Deposit funds - account balance	$234,059,154
Dividend accumulations - account balance	$—

Claim Payments 2020 (in thousands):
Group accident and health - year ended December 31, 2019
2020	$—
2019	$—
2018	$—
2017	$—
2016	$—
Prior	$—

Other accident and health
2020	$—
2019	$—
2018	$—
2017	$—
2016	$—
Prior	$—

Other coverages that use developmental methods to calculate
claims reserves (in thousands):
2020	$824,593
2019	$764,168
2018	$572,495
2017	$486,327
2016	$371,779
Prior	$4,644
80

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
SCHEDULE 2 - SUMMARY INVESTMENT SCHEDULE
At and for the Year Ended December 31, 2020

	Gross Investment		Admitted Assets as
Investment Categories	Holdings*		Reported in the Annual Statement
	Amount	Percentage	Amount	Securities Lending Reinvested Collateral Amount	Total Amount	Percentage
Bonds:
U.S. governments	$6,927,326,544	6.140%	$6,927,326,544	—	$6,927,326,544	6.141%
All other governments	236,945,117	0.210	236,945,117	—	236,945,117	0.210
U.S. states, territories and possessions, etc. guaranteed	—	—	—	—	—	—
U.S. political subdivisions of states, territories, and possessions, guaranteed	—	—	—	—	—	—
U.S. special revenue and special assessment obligations, etc. non-guaranteed	15,557,569,114	13.790	15,557,569,114	—	15,557,569,114	13.792
Industrial and miscellaneous	63,754,113,407	56.509	63,754,113,407	—	63,754,113,407	56.519
Hybrid securities	—	—	—	—	—	—
Parent, subsidiaries and affiliates	2,830,896,565	2.509	2,830,896,565	—	2,830,896,565	2.510
SVO identified funds	22,350,290	0.020	22,350,290	—	22,350,290	0.020
Unaffiliated Bank loans	558,250,421	0.495	558,250,421	—	558,250,421	0.495
Total long-term bonds	89,887,451,458	79.673	89,887,451,458	—	89,887,451,458	79.687
Preferred Stocks:
Industrial and miscellaneous (Unaffiliated)	7,415,712	0.007	7,415,712	—	7,415,712	0.007
Parent, subsidiaries and affiliates	—	—	—	—	—	—
Total preferred stocks	7,415,712	0.007	7,415,712	—	7,415,712	0.007
Common Stock:
Industrial and miscellaneous Publicly traded (Unaffiliated)	801,815,725	0.711	801,815,725	—	801,815,725	0.711
Industrial and miscellaneous Other (Unaffiliated)	60,604,248	0.054	60,604,248	—	60,604,248	0.054
Parent, subsidiaries and affiliates Publicly traded	—	—	—	—	—	—
Parent, subsidiaries and affiliates Other	—	—	—	—	—	—
Mutual funds	423,666,322	0.376	423,666,322	—	423,666,322	0.376
Unit investment trusts	—	—	—	—	—	—
Closed-end funds	—	—	—	—	—	—
Total common stocks	1,286,086,295	1.140	1,286,086,295	—	1,286,086,295	1.140
Mortgage loans:
Farm mortgages	—	—	—	—	—	—
Residential mortgages	9,911,503	0.009	10,023,235	—	10,023,235	0.009
Commercial mortgages	14,284,625,628	12.661	14,284,625,627	—	14,284,625,627	12.664
Mezzanine real estate loans	660,731,769	0.586	660,731,769	—	660,731,769	0.586
Total valuation allowance	—	—	(111,734)	—	(111,734)	—
Total mortgage loans	14,955,268,900	13.256	14,955,268,897	—	14,955,268,897	13.258
Real Estate:
81

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

SCHEDULE 2 - SUMMARY INVESTMENT SCHEDULE (continued)

	Gross Investment		Admitted Assets as
Investment Categories	Holdings*		Reported in the Annual Statement
	Amount	Percentage	Amount	Securities Lending Reinvested Collateral Amount	Total Amount	Percentage
Properties occupied by company	—	—	—	—	—	—
Properties held for production of income	98,014,693	0.087	98,014,692	—	98,014,692	0.087
Properties held for sale	—	—	—	—	—	—
Total real estate	98,014,693	0.087	98,014,692	—	98,014,692	0.087
Cash, cash equivalents and short-term investments:
Cash	(151,935,469)	(0.135)	(151,935,469)	—	(151,935,469)	(0.135)
Cash equivalents	2,863,388,863	2.538	2,863,388,863	—	2,863,388,863	2.538
Short-term investments	87,814,021	0.078	87,814,021	—	87,814,021	0.078
Total cash, cash equivalents and short-term investments	2,799,267,415	2.481	2,799,267,415	—	2,799,267,415	2.482
Contract loans	908,089,358	0.805	890,069,994	—	890,069,994	0.789
Derivatives	515,180,694	0.457	515,180,694	—	515,180,694	0.457
Other invested assets	2,318,128,753	2.055	2,316,515,367	—	2,316,515,367	2.054
Receivables for securities	7,355,949	0.007	7,355,949	—	7,355,949	0.007
Securities Lending	—	—	—	—	—	—
Other invested assets	38,337,049	0.034	38,337,049		38,337,049	0.034
Total invested assets	$112,820,596,276	100.000%	$112,800,963,522	—	$112,800,963,522	100.000%
* Gross investment holdings as valued in compliance with NAIC Accounting Practices & Procedures Manual.
82

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
SCHEDULE 3 – INVESTMENT RISKS INTERROGATORIES
At and for the Year Ended December 31, 2020

NAIC Group Code: 0826	NAIC Company Code: 91596	EIN: 13-3044743
The Investment Risks Interrogatories are to be filed by April 1. They are also to be included with the Audited Statutory Financial Statements.

Answer the following interrogatories by reporting the applicable U.S. dollar amounts and percentages of the reporting entity’s total admitted assets held in that category of investments.

1.Reporting entity’s total admitted assets as reported on Page 2 of this annual statement. $123,563,132,745

2.Ten largest exposures to a single issuer/borrower/investment.

	Description of		Percentage of Total
Issuer	Exposure	Amount	Admitted Assets
NEW YORK LIFE INS CO (MADISON CAPITAL FUNDING LLC)	Affiliated Bonds/Limited Partnership	$3,320,346,058	2.7%
JPMORGAN CHASE & CO	Bonds/Equity	$1,278,685,113	1.0%
WELLS FARGO & COMPANY	Bonds/Equity	$1,167,890,377	0.9%
NYLIM HOLDINGS NOTE	Bonds	$762,000,000	0.6%
MORGAN STANLEY	Bonds/Equity	$752,454,264	0.6%
GS MORTGAGE SECURITIES	Bonds	$681,567,075	0.6%
CITIGROUP	Bonds/Equity	$584,581,634	0.5%
THE MACERICH COMPANY	Mortgage Loans	$480,944,006	0.4%
MAPLETREE INVESTMENTS PTE LTD	Mortgage Loans	$476,000,000	0.4%
BROOKFIELD PROPERTY PARTNERS, L.P.	Mortgage Loans	$431,451,975	0.3%
3.Amounts and percentages of the reporting entity’s total admitted assets held in bonds and preferred stocks by NAIC rating.

Rating	Bonds	Percentage of Total Admitted Assets	Preferred Stocks		Percentage of Total Admitted Assets
NAIC – 1	$60,043,794,761	48.6%	P/RP - 1	$17,404	—%
NAIC – 2	$27,979,204,192	22.6%	P/RP - 2	$200,989	—%
NAIC – 3	$2,372,491,315	1.9%	P/RP - 3	$—	—%
NAIC – 4	$1,744,410,064	1.4%	P/RP - 4	$—	—%
NAIC – 5	$394,763,946	0.3%	P/RP - 5	$1,465,882	—%
NAIC – 6	$44,613,119	—%	P/RP - 6	$5,731,437	—%

83

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

SCHEDULE 3 – INVESTMENT RISKS INTERROGATORIES (continued)
4.Assets held in foreign investments:

Are assets held in foreign investments less than 2.5% of the reporting entity’s total admitted assets?
Yes [ ] No [X]

If response to 4.01 above is Yes, responses are not required for interrogatories 5-10

Total admitted assets held in foreign investments	$13,565,348,014	11.0%
Foreign-currency-denominated investments	$—	—%
Insurance liabilities denominated in that same foreign currency	$—	—%
5.Aggregate foreign investment exposure categorized by NAIC sovereign rating:

Countries rated NAIC-1	$13,288,224,547	10.8%
Countries rated NAIC-2	$167,075,347	0.1%
Countries rated NAIC-3 or below	$110,048,120	0.1%
6.Largest foreign investment exposures by country, categorized by NAIC sovereign rating:

Countries rated NAIC-1:
UNITED KINGDOM	$3,925,745,934	3.2%
CAYMAN ISLANDS	$3,271,416,351	2.6%
Countries rated NAIC-2:
MEXICO	$103,525,646	0.1%
COLOMBIA	$25,951,370	—%
Countries rated NAIC-3 or below:
BARBADOS	$79,477,175	0.1%
BAHAMAS	$28,731,225	—%

7. Aggregate unhedged foreign currency exposure	$407,236,388	0.3%
8.Aggregate unhedged foreign currency exposure categorized by the country’s NAIC sovereign rating:

Countries rated NAIC-1:	$401,828,923	0.3%
Countries rated NAIC-2:	$3,692,105	—%
Countries rated NAIC-3 or below:	$1,715,361	—%
9.Largest unhedged foreign currency exposures by country, categorized by the country’s NAIC sovereign rating:

Countries rated NAIC-1:
Australia	$174,222,566	0.1%
Luxembourg	$98,183,821	0.1%
Countries rated NAIC-2:
India	$1,603,074	—%
Italy	$978,031	—%
Countries rated NAIC-3 or below:
Brazil	$1,148,971	—%
South Africa	$566,390	—%
10.Ten largest non-sovereign (i.e. non-governmental) foreign issues:
84

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

SCHEDULE 3 – INVESTMENT RISKS INTERROGATORIES (continued)

Issuer	NAIC Rating
SMITH & NEPHEW PLC	1.G	$144,500,000	0.1%
TRITAX BIG BOX REIT PLC	2.A	$137,036,673	0.1%
STATNETT SF	1.F	$123,800,000	0.1%
ANGLIAN WATER GROUP LTD	1.G FE	$115,432,755	0.1%
BRITISH LAND COMPANY PLC	1.F	$113,628,742	0.1%
ANGEL TRAINS GRP	2.B	$113,320,101	0.1%
LESAFFRE	2.A	$104,001,742	0.1%
BUUK INFRASTRUCTURE ISSUER PLC	2.B FE	$102,931,286	0.1%
WESTPAC BANKING CORP	1.D FE	$96,967,167	0.1%
THAMES WATER UTILITIES HOLDINGS	2.A	$95,413,569	0.1%
11.Amounts and percentages of the reporting entity’s total admitted assets held in Canadian investments and unhedged Canadian currency exposure.

Are assets held in Canadian investments less than 2.5% of the reporting entity’s total admitted assets? Yes [X] No [ ]

If response to 11.01 is Yes, detail is not required for the remainder of Interrogatory 11

12.Report aggregate amounts and percentages of the reporting entity’s total admitted assets held in investments with contractual sales restrictions.

Are assets held in investments with contractual sales restrictions less than 2.5% of the reporting entity’s total admitted assets? Yes[X] No[ ]

If response to 12.01 is Yes, responses are not required for the remainder of Interrogatory 12

13. Amounts and percentages of admitted assets held in the ten largest equity interests:

Are assets held in equity interest less than 2.5% of the reporting entity’s total admitted assets?
Yes [] No [X]

If response to 13.01 above is Yes, responses are not required for the remainder of Interrogatory 13

Issuer
MADISON CAPITAL FUNDING LLC	$1,251,449,493	1.0%
VANGUARD 500 INDEX FUND	$240,728,381	0.2%
SPDR S&P 500 ETF TRUST	$200,103,193	0.2%
CANDRIAM WORLD ALTERNATIVE ALPHAMAX	$88,554,329	0.1%
STONE RIDGE HOLDING GROUP LP - PREFERRED SHARES	$87,210,000	0.1%
CANDRIAM GF HIGH YIELD CORPORATE	$85,640,090	0.1%
GOLDPOINT MEZZANINE PARTNERS IV, LP	$76,475,935	0.1%
INE CANDRIAM GF US COR BD SQ USD DIS	$58,263,500	0.0%
MACKAY SHIELDS UNCONSTRAINED BONDS	$55,170,626	0.0%
NYLIC HKP MEMBER LLC	$49,704,863	0.0%
14. Amounts and percentages of the reporting entity’s total admitted assets held in nonaffiliated, privately placed equities:
85

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

SCHEDULE 3 – INVESTMENT RISKS INTERROGATORIES (continued)
Are assets held in nonaffiliated, privately placed equities less than 2.5% of the reporting entity’s total admitted assets? Yes [X] No [ ]

If response to 14.01 above is yes, responses are not required for 14.02 through 14.05.

Aggregate statement value of investments held in nonaffiliated, privately placed equities
Largest three investments held in nonaffiliated, privately placed equities:

Ten largest fund managers:

Fund Manager	Total Invested	Diversified	Nondiversified
STONE RIDGE	$396,176,145	$—	$396,176,145
CANDRIAM LUXEMBOURG	$252,682,615	$—	$252,682,615
THE VANGUARD GROUP, INC.	$240,728,381	$240,728,381	$—
STATE STREET GLOBAL ADVISORS	$200,103,193	$200,103,193	$—
GOLDPOINT PARTNERS	$124,508,779	$—	$124,508,779
AUSBIL INVESTMENT MANAGEMENT LIMITED	$115,813,081	$—	$115,813,081
NYL INVESTORS LLC - REAL ESTATE INVESTORS	$86,357,780	$—	$86,357,780
NEW YORK LIFE INVESTMENT MANAGEMENT LLC	$55,170,626	$55,170,626	$—
MACKAY SHIELDS LLC	$49,438,593	$—	$49,438,593
TCW	$34,710,903	$—	$34,710,903

15. Amounts and percentages of the reporting entity’s total admitted assets held in general partnership interests:

Are assets held in general partnership interests less than 2.5% of the reporting entity’s total admitted assets? Yes [X] No [ ]

If response to 15.01 above is Yes responses are not required for the remainder of Interrogatory 15

16. Amounts and percentages of the reporting entity’s total admitted assets held in mortgage loans:

Are mortgage loans reported in Schedule B less than 2.5% of the reporting entity’s total admitted assets? Yes [ ] No [X]

If response to 16.01 above is Yes, responses are not required for the remainder of Interrogatory 16 and Interrogatory 17

Type ( Residential, Commercial, Agricultural)
Commercial	$405,500,000	0.3%
Commercial	$306,245,000	0.2%
Commercial	$247,100,000	0.2%
Commercial	$228,900,000	0.2%
Commercial	$220,890,000	0.2%
Commercial	$205,476,020	0.2%
Commercial	$183,592,539	0.1%
Commercial	$175,114,096	0.1%
Commercial	$159,000,000	0.1%
Commercial	$155,699,999	0.1%
86

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

SCHEDULE 3 – INVESTMENT RISKS INTERROGATORIES (continued)
Amount and percentage of the reporting entity’s total admitted assets held in the following categories of mortgage loans:

Construction loans	$425,252,242	0.3%
Mortgage loans over 90 days past due	$2,456,800	—%
Mortgage loans in the process of foreclosure	$70,483,181	0.1%
Mortgage loans foreclosed	$39,978,973	—%
Restructured mortgage loans	$—	—%
17.Aggregate mortgage loans having the following loan-to-value ratios as determined from the most current appraisal as of the annual statement date:

Loan-to-Value	Residential		Commercial		Agricultural
above 95%	$—	—%	$69,828,182	0.1%	$—	—%
91% to 95%	$—	—%	$—	—%	$—	—%
81% to 90%	$—	—%	$167,134,636	0.1%	$—	—%
71% to 80%	$359,676	—%	$1,070,273,026	0.9%	$—	—%
Below 70%	$9,551,824	—%	$13,638,121,552	11.0%	$—	—%
18. Amounts and percentages of the reporting entity’s total admitted assets held in each of the five largest investments in real estate:

Are assets held in real estate reported less than 2.5% of the reporting entity’s total admitted assets
Yes [X] No [ ]

If response to 18.01 above is Yes, responses are not required for the remainder of Interrogatory 18

19. Report aggregate amounts and percentages of the reporting entity’s total admitted assets held in investments held in mezzanine real estate loans:

Are assets held in investment held in mezzanine real estate loans less than 2.5% of the reporting entity’s total admitted assets Yes [X] No [ ]

If response to 19.01 above is Yes, responses are not required for the remainder of Interrogatory 19

20.Amounts and percentages of the reporting entity’s total admitted assets subject to the following types of agreements:

			At End of Each Quarter
	At Year End		1st Qtr	2nd Qtr	3rd Qtr
Securities lending agreements (do not include assets held as collateral for such transactions)	$594,252,138	0.5%	$671,315,646	$617,334,746	$610,306,021
Repurchase agreements	$—	—%	$—	$—	$—
Reverse repurchase agreements	$252,333,000	0.2%	$338,383,000	$216,285,000	$210,206,000
Dollar repurchase agreements	$827,313	—%	$—	$155,186	$257,646
Dollar reverse repurchase agreements	$—	—%	$—	$—	$—
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NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

SCHEDULE 3 – INVESTMENT RISKS INTERROGATORIES (continued)
21.Amounts and percentages of the reporting entity’s total admitted assets for warrants not attached to other financial instruments, options, caps, and floors:

	Owned		Written

Hedging	$28,671,128	—%	$—	—%
Income generation	$—	—%	$—	—%
Other	$—	—%	$—	—%
22.Amounts and percentages of the reporting entity’s total admitted assets of potential exposure for collars, swaps, and forwards:

			At End of Each Quarter
	At Year End		1st Qtr	2nd Qtr	3rd Qtr

Hedging	$107,412,941	0.1%	$106,071,578	$105,086,427	$103,674,634
Income generation	$—	—%	$—	$—	$—
Replications	$12,632,294	—%	$10,390,153	$9,879,730	$8,889,548
Other	$—	—%	$—	$—	$—
23.Amounts and percentages of the reporting entity’s total admitted assets of potential exposure for futures contracts:

At End of Each Quarter
	At Year End		1st Qtr	2nd Qtr	3rd Qtr

Hedging	$568,974	—%	$995,785	$742,005	$634,401
Income generation	$—	—%	$—	$—	$—
Replications	$—	—%	$—	$—	$—
Other	$—	—%	$—	$—	$—
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NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
SCHEDULE 4 - SUPPLEMENTAL SCHEDULE OF REINSURANCE CONTRACTS
At and for the Year Ended December 31, 2020

The following information regarding reinsurance contracts is presented to satisfy the disclosure requirements in SSAP No. 61R, Life, Deposit-Type and Accident and Health Reinsurance, which apply to reinsurance contracts entered into, renewed or amended on or after January 1, 1996.

1. Has New York Life Insurance and Annuity Corporation reinsured any risk with any other entity under a reinsurance contract (or multiple contracts with the same reinsurer or its affiliates) that is subject to Appendix A-791, Life and Health Reinsurance Agreements, and includes a provision that limits the reinsurer’s assumption of significant risks identified in Appendix A-791?

Examples of risk-limiting features include provisions such as a deductible, a loss ratio corridor, a loss cap, an aggregate limit or other provisions that result in similar effects.

Yes [ ] No [ X ]

If yes, indicate the number of reinsurance contracts to which such provisions apply:__________

If yes, indicate if deposit accounting was applied for all contracts subject to Appendix A-791 that limit significant risks.

Yes [ ] No [ ] NA [ X ]

2.Has New York Life Insurance and Annuity Corporation reinsured any risk with any other entity under a reinsurance contract (or multiple contracts with the same reinsurer or its affiliates) that is not subject to Appendix A-791, for which reinsurance accounting was applied and includes a provision that limits the reinsurer’s assumption of risk?

Examples of risk-limiting features include provisions such as a deductible, a loss ratio corridor, a loss cap, an aggregate limit or other provisions that result in similar effects.

Yes [ ] No [ X ]

If yes, indicate the number of reinsurance contracts to which such provisions apply:

If yes, indicate whether the reinsurance credit was reduced for the risk-limiting features.

3.Does New York Life Insurance and Annuity Corporation have any reinsurance contracts (other than reinsurance contracts with a federal or state facility) that contain one or more of the following features which may result in delays in payment in form or in fact:

a.Provisions that permit the reporting of losses to be made less frequently than quarterly;
b.Provisions that permit settlements to be made less frequently than quarterly;
c.Provisions that permit payments due from the reinsurer to not be made in cash within ninety (90) days of the settlement date (unless there is no activity during the period); or
d.The existence of payment schedules, accumulating retentions from multiple years, or any features inherently designed to delay timing of the reimbursement to the ceding entity.
Yes [ ] No [ X ]

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NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

SCHEDULE 4 - SUPPLEMENTAL SCHEDULE OF REINSURANCE CONTRACTS (continued)
4.Has New York Life Insurance and Annuity Corporation reflected reinsurance accounting credit for any contracts that are not subject to Appendix A-791 and not yearly renewable term reinsurance, which meet the risk transfer requirements of SSAP No. 61R?

Type of contract	Response	Identify reinsurance contract(s)	Has the insured event(s) triggering contract coverage been recognized?
Assumption reinsurance – new for the reporting period	Yes [ ] No [ X ]		N/A
Non-proportional reinsurance, which does not result in significant surplus relief	Yes [ ] No [ X ]		N/A

5.Has New York Life Insurance and Annuity Corporation ceded any risk, which is not subject to Appendix A-791 and not yearly renewable term reinsurance, under any reinsurance contract (or multiple contracts with the same reinsurer or its affiliates) during the period covered by the financial statements, and either:

a.Accounted for that contract as reinsurance under statutory accounting principles (SAP) and as a deposit under generally accepted accounting principles (GAAP); or

Yes [ ] No [ X ] NA [ ]

b.Accounted for that contract as reinsurance under GAAP and as a deposit under SAP?

Yes [ ] No [ X ] NA [ ]

If the answer to item (a) or item (b) is yes, include relevant information regarding GAAP to SAP differences from the accounting policy footnote to the audited statutory-basis financial statements to explain why the contract(s) is treated differently for GAAP and SAP below:__________

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